As filed with the Securities and Exchange Commission on February 19, 2003

                                                            Registration No. [_]

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            -------------------------

                                    FORM N-14


     [_] Pre-Effective Amendment No. __   [_] Post-Effective Amendment No. __

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            -------------------------

                         METROPOLITAN SERIES FUND, INC.*
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 356-5015

                        (Area Code and Telephone Number)

                501 Boylston Street; Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

                            -------------------------
                                 THOMAS M. LENZ
                               501 Boylston Street
                           Boston, Massachusetts 02116

                    (Name and Address of Agents for Service)

                            -------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                            -------------------------

It is proposed that this filing will become effective on March 21, 2003 pursuant to Rule 488.

                            -------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to shares previously registered on the aforesaid Registration Statement.

*On behalf of its Lehman Aggregate Bond Index Portfolio, State Street Research Diversified Portfolio, State Street Research Large Cap Value Portfolio, MetLife Stock Index Portfolio, State Street Research Aggressive Growth Portfolio, State Street Research Aurora Portfolio and Morgan Stanley EAFE Index Portfolio.

                        GENERAL AMERICAN CAPITAL COMPANY
                 700 Market Street, Saint Louis, Missouri 63101

Dear Life Insurance Policy and Annuity Contract Owners:

     General American Capital Company will hold a special meeting of shareholders of the Bond Index Fund, Asset Allocation Fund, Managed Equity Fund, S&P 500 Index Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund and the International Index Fund, (collectively, the "General American Funds"), each a separate series of the General American Capital Company, on April 25, 2003 at 2:00 p.m. Eastern Time at the offices of Metropolitan Life Insurance Company, 501 Boylston, Boston, Massachusetts 02116. At the meeting, shareholders of each General American Fund will be asked to consider and approve a proposed Agreement and Plan of Reorganization ("Agreement") for each General American Fund, which provides for the acquisition of the General American Fund by a corresponding series of the Metropolitan Series Fund, Inc. (each a "Met Fund"). Each Agreement provides for the applicable General American Fund to transfer all of its assets into the corresponding Met Fund, as listed in the chart below, in return for Class A shares of such Met Fund and the assumption by the Met Fund of all of the liabilities of the General American Fund. After the transfer, shares of the corresponding Met Fund will be distributed to the General American Fund's shareholders tax-free in liquidation of the General American Fund. As a result of these transactions, your General American Fund shares, in effect, would be exchanged at their net asset value and on a tax-free basis for shares of the corresponding Met Fund.

     The Agreements provide that each of the following General American Funds will transfer all of its assets and liabilities to the existing Met Fund identified below opposite its name.

      General American Fund                          Met Fund

      Bond Index Fund                  Lehman Brothers(R)Aggregate Bond
                                       Index Portfolio

      Asset Allocation Fund            State Street Research Diversified
                                       Portfolio

      Managed Equity Fund              State Street Research Large Cap
                                       Value Portfolio

      S&P 500 Index Fund               MetLife Stock Index
                                       Portfolio

      Mid-Cap Equity Fund              State Street Research
                                       Aggressive Growth Portfolio

      Small-Cap Equity Fund            State Street Research Aurora
                                       Portfolio

      International Index Fund         Morgan Stanley EAFE(R)Index
                                       Portfolio

     The acquisition of each General American Fund has been proposed as part of an overall plan of the insurance companies in the MetLife enterprise (the "Insurance Companies") to streamline and rationalize the investment offerings underlying variable life insurance and variable annuity contracts offered by the Insurance Companies. Like each General American Fund, the Met Funds are currently offered only to separate accounts of the Insurance Companies. The General American Funds are advised by Conning Asset Management Company ("Conning"). The Asset Allocation Fund, the Managed Equity Fund, the Mid-Cap Equity Fund and the Small-Cap Equity Fund (collectively, the "General American State Street Funds") are subadvised by State Street Research & Management Company. The Met Funds are advised by MetLife Advisers, LLC ("MetLife Advisers"). The State Street Research Diversified Portfolio, State Street Research Large Cap Value Portfolio, the State Street Research Aggressive Growth Portfolio and the State Street Research Aurora Portfolio (collectively, the "MSF State Street Funds") are subadvised by State Street Research & Management Company. Metropolitan Life Insurance Company ("MetLife") is the sub-adviser for the Lehman Brothers(R)Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, and the Morgan Stanley EAFE(R)Index Portfolio. A formal Notice of Special Meeting of Shareholders appears on the next page, followed by the combined Prospectus/Proxy Statement, which explains in more detail the proposal to be considered by the shareholders of each General American Fund. Please review the enclosed Prospectus/Proxy Statement for a more detailed description of the proposed acquisition of each General American Fund and the specific reasons it is being proposed.

     Although you are not a shareholder of a General American Fund, as an owner of a variable life insurance or variable annuity contract issued by separate accounts of the Insurance Companies, you have the right to instruct your Insurance Company how to vote at the meeting. You may give voting instructions for the number of shares of the General American Fund attributable to your life insurance policy or annuity contract as of the record time of 4:00 p.m. Eastern Time on January 31, 2003.

     YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED INSTRUCTION FORM PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE BY PHONE BY FOLLOWING THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED VOTING INSTRUCTION FORM. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

     Please take a few moments to review the details of the proposal. If you have any questions regarding the acquisition of a General American Fund, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement. We urge you to vote at your earliest convenience.

     We appreciate your participation and prompt response in these matters and thank you for your continued support.

                             Very truly yours,

                             William S. Slater
                             President

March 24, 2003

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD APRIL 25, 2003


                        GENERAL AMERICAN CAPITAL COMPANY
                                 Bond Index Fund
                              Asset Allocation Fund
                               Managed Equity Fund
                               S&P 500 Index Fund
                               Mid-Cap Equity Fund
                              Small-Cap Equity Fund
                            International Index Fund

To the Shareholders of:

     Bond Index Fund
     Asset Allocation Fund
     Managed Equity Fund
     S&P 500 Index Fund
     Mid-Cap Equity Fund
     Small-Cap Equity Fund
     International Index Fund

     NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the above-referenced Funds (collectively, the "General American Funds"), each a series of the General American Capital Company, will be held at 2:00 p.m. Eastern Time on April 25, 2003, at the offices of Metropolitan Life Insurance Company, 501 Boylston, Boston, Massachusetts 02116 for these purposes:

          1.   With respect to each General American Fund:
               To approve an Agreement and Plan of Reorganization pursuant to which such fund will transfer all of its assets to a portfolio of Metropolitan Series Fund, Inc. (the "Met Fund"), in exchange for Class A shares of the Met Fund, and the assumption of all of the liabilities of the General American Fund by the Met Fund, in exchange for shares of the Met Fund and the distribution of such shares to the shareholders of the General American Fund in complete liquidation of the General American Fund.

          2.   With respect to each General American Fund:
               To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record as of 4:00 p.m. Eastern Time on January 31, 2003 are entitled to notice of and to vote at the meeting and any adjourned session.


                                            By order of the Board of Directors,

                                            Christopher A. Martin
                                            Secretary


March 24, 2003

     NOTICE: YOUR VOTE IS IMPORTANT. PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED INSTRUCTION FORM PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU PLAN TO BE PRESENT AT THE MEETING. YOU CAN ALSO VOTE BY PHONE BY FOLLOWING THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED VOTING INSTRUCTION FORM. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

                           Prospectus/Proxy Statement

                                 March 24, 2003

Acquisition of the Assets and Liabilities of Certain Series of the General American Capital Company
c/o General American Capital Company
700 Market Street
Saint Louis, Missouri 63101
1-800-638-9294

By and in Exchange for Shares of Certain Portfolios of the Metropolitan Series Fund, Inc.
c/o Metropolitan Series Funds, Inc.
501 Boylston Street
Boston, Massachusetts 02116
1-800-356-5015

                                TABLE OF CONTENTS

Introduction........................................................................................   2
I.       Questions and Answers......................................................................   3
II.      Proposal:..................................................................................  21
            The Proposal............................................................................  21
            Principal Investment Risks..............................................................  21
            Information about the Merger............................................................  22
            Shares to be Issued.....................................................................  23
            Reasons for the Merger..................................................................  23
            Information About the Adviser and Sub-adviser...........................................  24
            Performance Information.................................................................  25
            Information About the Rights of Shareholders............................................  30
            Federal Income Tax Consequences.........................................................  31
            Required Vote for the Proposal..........................................................  32
III.     General Information........................................................................  32
            Voting Information......................................................................  32
Appendix A  Model Merger Agreement.................................................................. A-1
Appendix B  Information About the Met Funds......................................................... B-1
Appendix C  Capitalization.......................................................................... C-1
Appendix D  Management's Discussion of Fund Performance for the Met Funds........................... D-1
Appendix E  Management's Discussion of Fund Performance for the General American Funds.............. E-1

Introduction

     This Prospectus/Proxy Statement contains information you should know before voting on the proposed mergers of the Bond Index Fund, Asset Allocation Fund, Managed Equity Fund, S&P 500 Index Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund and International Index Fund (collectively, the "General American Funds"), each a series of the General American Capital Company ("GACC"), into the Lehman Brothers (R) Aggregate Bond Index Portfolio, State Street Research Diversified Portfolio, State Street Research Large Cap Value Portfolio, MetLife Stock Index Portfolio, State Street Research Aggressive Growth Portfolio, State Street Research Aurora Portfolio and Morgan Stanley EAFE (R) Index Portfolio (collectively, the "Met Funds"), each a series of the Metropolitan Series Fund, Inc. (the "Company"), respectively, as outlined below, to be considered at a Special Meeting of shareholders of the General American Funds (the "Meeting"), which will be held at 2:00 p.m. Eastern Time on April 25, 2003, at the offices Metropolitan Life Insurance Company, 501 Boylston, Boston, Massachusetts 02116. This document is being provided to you on behalf of the board of directors of GACC in order to solicit your vote in connection with the Meeting. Please read this Prospectus/Proxy Statement and keep it for future reference.

     This Prospectus/Proxy Statement relates to the proposed mergers of each General American Fund into the corresponding Met Fund (the "Mergers"). Please note that, although the Mergers are being referred to as "mergers," technically they will take the form of asset sale transactions. Each of the General American Funds and Met Funds is a diversified series of a registered open-end management investment company. Shares of each General American Fund are currently offered only to separate accounts established by General American Life Insurance Company, Metropolitan Life Insurance Company ("MetLife") or other affiliated insurance companies (the "Insurance Companies"). Each Insurance Company as the legal owner of shares of the General American Funds has the right to vote those shares at the Meeting. Although you are not a shareholder of the General American Funds, as an owner of a variable life insurance or variable annuity contract issued by separate accounts of the Insurance Companies, you have the right to instruct your Insurance Company how to vote at the Meeting.

     If the Mergers occur, your contract will be invested in shares of one or more of the Met Funds. If the Agreement and Plan of Reorganization for each General American Fund (the "Merger Agreements," a model of which is attached hereto as Appendix A (the "Model Merger Agreement")) is approved by the shareholders of the applicable General American Fund and the Merger occurs, the General American Fund will transfer all of the assets and liabilities attributable to each of its shares to the corresponding Met Fund in exchange for shares of the Met Fund. The exchange, which will be effected on the basis of the relative net asset values of the two funds, will be followed immediately by the distribution of the shares of the corresponding Met Fund received by the General American Fund to the shareholders of the General American Fund in complete liquidation of the General American Fund. It is expected that each Merger will be treated as a tax-free reorganization.

     Please review the information about the Met Funds in Appendix B and Appendix D and about the General American Funds in Appendix E of this Prospectus/Proxy Statement. The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

..    The Prospectus of the General American Funds dated May 1, 2002.

..    The Statement of Additional Information of the General American Funds dated
     May 1, 2002.

..    The Statement of Additional Information of the Met Funds dated May 1, 2002.

..    The Statement of Additional Information of the Met Funds dated March 24,
     2003 relating to the Mergers.

     The General American Funds have previously sent their Annual Report to their shareholders. For a free copy of this Report or any of the documents listed above relating to the General American Funds, please call 1-800-638-9294 or write to the GACC at Metropolitan Life Insurance Company, 501 Boylston, Boston, Massachusetts 02116. For a free copy of the documents listed above relating to the Met Funds, please call 1-800-356-5015 or write to the Metropolitan Life Insurance Company, 485 E. U.S. Highway 1 South, 4/th/ Floor, Iselin, New Jersey 08830. Text-only versions of all the General American Funds and Met Funds documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about each fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            I. Questions and Answers

     The following questions and responses provide an overview of key features of the Mergers and of the information contained in this combined
Prospectus/Proxy Statement. Please review the full Prospectus/Proxy Statement prior to completing your voting instructions.

1. What is being proposed?

     The directors of GACC (the "GACC Directors") are recommending that each General American Fund merge into the corresponding Met Fund. This means that the corresponding Met Fund would acquire all of the assets and liabilities of the General American Fund in exchange for shares of the Met Fund having an aggregate net asset value equal to the General American Fund's net assets. If the Proposal is approved, each Insurance Company separate account that owns shares of a General American Fund will receive shares of the corresponding Met Fund with an aggregate net asset value equal to the aggregate net asset value of its General American Fund shares as of the business day before the closing of the Mergers. As a result, your variable life insurance or annuity contract will be invested in Met Fund shares, rather than in General American Fund shares, beginning at the closing of each Merger. The Mergers are currently scheduled to take place on or around April 28, 2003.

     As a result of the Mergers, each of the following General American Funds will transfer all of its assets and liabilities to the Met Fund identified below opposite its name.

      General American Funds                           Met Funds

      Bond Index Fund                      Lehman Brothers (R) Aggregate Bond
                                           Index Portfolio

      Asset Allocation Fund                State Street Research Diversified
                                           Portfolio

      Managed Equity Fund                  State Street Research Large Cap
                                           Value Portfolio

      S&P 500 Index Fund                   MetLife Stock Index
                                           Portfolio

      Mid-Cap Equity Fund                  MetLife Mid Cap Stock
                                           Index Portfolio

      Small-Cap Equity Fund                State Street Research Aurora
                                           Portfolio

      International Index Fund             Morgan Stanley EAFE (R) Index
                                           Portfolio

2. Why are the Mergers being proposed?

     The GACC Directors recommend approval of the Mergers because the Insurance Companies have decided to discontinue the use of the General American Funds as investment options for their variable life and variable annuity products. The Directors believe that the Mergers offer shareholders of each General American Fund the opportunity for an investment in a larger fund with similar investment objectives and strategies and the potential for improved efficiencies. Please review "Reasons for the Mergers" in the Proposal section of this Prospectus/Proxy Statement for a more detailed description of the factors considered by the GACC Directors.

3. How do the management fees and expenses of each Fund compare and what are they estimated to be following the Mergers?

     Shares of each Fund are sold and redeemed at a price equal to their net asset value without any sales charge. The following table allows you to compare the management fees and expenses of each General American Fund and the corresponding Met Fund and to analyze the estimated expenses that the Company expects each combined series to bear in the first year following the Mergers. The Annual Fund Operating Expenses shown in the tables below represent expenses incurred by each Fund for its last fiscal year ended December 31, 2002, which are deducted from the assets of each Fund. The tables do not reflect any charges associated with the separate accounts or variable contracts that a variable life insurance or variable annuity holder may pay under insurance or annuity contracts.

     a) The Bond Index Fund and the Lehman Brothers (R) Aggregate Bond Index Portfolio

Annual Fund Operating Expenses
(deducted directly from assets of the Funds)

                                                                                   Lehman Brothers (R)
                                                           Lehman Brothers (R)    Aggregate Bond Index
                                                           Aggregate Bond Index         Portfolio
                                            Bond Index          Portfolio         (pro forma combined)
                                              Fund*              Class A                  Class A
Management Fee (%)                             0.25%               0.25%                  0.25%
Distribution and Service(12b-1)Fees (%)        0.00%               0.00%                  0.00%
Other Expenses (%)                             0.05%               0.09%                  0.07%
Total Annual Fund Operating Expenses (%)       0.30%               0.34%                  0.32%

*These figures give effect to an expense subsidy (in the form of a Management Service Agreement that provides various services to the General American Fund at below market fee rates) that was in effect throughout the year ended December 31, 2002. General American has informed GACC that it does not intend to continue the subsidy after April 2003, even if the Merger does not occur. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the General American Fund's Other Expenses and Total Annual Fund Operating Expenses would be higher than the corresponding Met Fund.

Example Expenses

     The following Example helps you compare the cost of investing in the Bond Index Fund and the Lehman Brothers (R) Aggregate Bond Index Portfolio Class A currently with the cost of investing in the combined series on a pro forma basis. The Example does not reflect any of the charges associated with the separate accounts or variable contracts that an investor may pay under insurance or annuity contracts. The table is based on the following hypothetical conditions:

..    $10,000 initial investment

..    5% total return for each year

..    Each Fund's operating expenses remains the same as during the year ended
     December 31, 2002

..    Assumes reinvestment of all dividends and distributions

Example Expenses
(your actual costs may be higher or lower)

                                                         1 Year        3 Years        5 Years      10 Years
                                                       ----------    -----------    -----------   -----------
Bond Index Fund**                                      $   31        $    97        $    169      $   381
Lehman Brothers (R) Aggregate Bond Index Portfolio
  Class A                                              $   35        $   109        $    191      $   431
Lehman Brothers (R) Aggregate Bond Index (pro
  forma combined) Class A                              $   33        $   103        $    180      $   406

** Gives effect to expense subsidy that will be discontinued after April 2003. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the expenses shown in this example for the General American Fund would be higher than the corresponding Met Fund.

     The above discussion of pro forma Annual Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the Lehman Brothers (R) Aggregate Bond Index Portfolio will remain in place; and (2) certain duplicate costs involved in operating the Bond Index Fund are eliminated. Expense calculations are based on pro forma combined assets as of December 31, 2002.

     b) The Asset Allocation Fund and the State Street Research Diversified Portfolio

Annual Fund Operating Expenses
(deducted directly from assets of the Funds)

                                                                                             State Street Research
                                                                    State Street Research    Diversified Portfolio
                                                Asset Allocation    Diversified Portfolio     (pro forma combined)
                                                     Fund*                 Class A                  Class A
Management Fee (%)                                   0.55%                   0.44%                    0.44%
Distribution and Service (12b-1) Fees (%)            0.00%                   0.00%                    0.00%
Other Expenses (%)                                   0.10%                   0.05%/1/                 0.05%/1/
Total Annual Fund Operating Expenses (%)             0.65%                   0.49%/1/                 0.49%/1/

*These figures give effect to an expense subsidy (in the form of a Management Service Agreement that provides various services to the General American Fund at below market fee rates) that was in effect throughout the year ended December 31, 2002. General American has informed GACC that it does not intend to continue the subsidy after April 2003, even if the Merger does not occur. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the General American Fund's Other Expenses and Total Annual Fund Operating Expenses would be higher than the corresponding Met Fund.

/1/ The Met Fund's subadviser directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. The expense information for the Met Fund does not reflect these reductions or credits. If these reductions or credits were shown, the Met Fund's total annual operating expenses would have been 0.48%.

Example Expenses

     The following Example helps you compare the cost of investing in the Asset Allocation Fund and the State Street Research Diversified Portfolio Class A currently with the cost of investing in the combined series on a pro forma basis. The Example does not reflect any of the charges associated with the separate accounts or variable contracts that an investor may pay under insurance or annuity contracts. The table is based on the following hypothetical conditions:

..    $10,000 initial investment

..    5% total return for each year

..    Each Fund's operating expenses remains the same as during the year ended
     December 31, 2002

.. Assumes reinvestment of all dividends and distributions

Example Expenses
(your actual costs may be higher or lower)

                                                        1 Year       3 Years      5 Years      10 Years
                                                     -----------   ----------   -----------   -----------
Asset Allocation Fund**                              $66           $208         $362          $810
State Street Research Diversified Portfolio Class
 A                                                   $50           $157         $274          $616
State Street Research Diversified Portfolio (pro
 forma combined) Class A                             $50           $157         $274          $616

** Gives effect to expense subsidy that will be discontinued after April 2003. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the expenses shown in this example for the General American Fund would be higher than the corresponding Met Fund.

     The above discussion of pro forma Annual Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the State Street Research Diversified Portfolio will remain in place; and (2) certain duplicate costs involved in operating the Asset Allocation Fund are eliminated. Expense calculations are based on pro forma combined assets as of December 31, 2002.

     c) The Managed Equity Fund and the State Street Research Large Cap Value Portfolio

Annual Fund Operating Expenses
(deducted directly from assets of the Funds)

                                                                                               State Street Research
                                                                 State Street Research Large      Large Cap Value
                                                 Managed Equity      Cap Value Portfolio        (pro forma combined)
                                                     Fund*                 Class A                    Class A
Management Fee (%)                                   0.50%                  0.70%                      0.70%
Distribution and Service (12b-1) Fees (%)            0.00%                  0.00%                      0.00%
Other Expenses (%)                                   0.10%                  1.63%                      0.35%
Total Annual Fund Operating Expenses (%)             0.60%                  2.33%                      1.05%
   Fee Waiver and/or Expense Reimbursement (%)       0.00%                 (1.48%)/1/                 (0.10%)/2/
Net Operating Expenses (%)                           0.60%                  0.85%/1/                   0.95%/2/

*These figures give effect to an expense subsidy (in the form of a Management Service Agreement that provides various services to the General American Fund at below market fee rates) that was in effect throughout the year ended December 31, 2002. General American has informed GACC that it does not intend to continue the subsidy after April 2003, even if the Merger does not occur. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the General American Fund's Other Expenses and Total Annual Fund Operating Expenses would be higher than the corresponding Met Fund.

/1/ MetLife Advisers has contractually agreed, through April 30, 2003, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) of Class A Shares of the Fund as shown above. This subsidy, and similar subsidies in effect in earlier periods, are subject to the Fund's obligation to repay MetLife Advisers in future years, if any, when the Fund's expenses for Class A Shares fall below the expense limit for Class A Shares that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to the Fund in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy in question; provided, however, that the Fund is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

/2/ MetLife Advisers has contractually agreed, for the period May 1, 2003 through April 30, 2004, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) of Class A Shares of the Fund as shown above. This subsidy, and similar subsidies in effect in earlier periods, are subject to the Fund's obligation to repay MetLife Advisers in future years, if any, when the Fund's expenses for Class A Shares fall below the expense limit for Class A Shares that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to the Fund in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy in question; provided, however, that the Fund is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

Example Expenses

     The following Example helps you compare the cost of investing in the Managed Equity Fund and the State Street Research Large Cap Value Portfolio Class A currently with the cost of investing in the combined series on a pro forma basis. The Example does not reflect any of the charges associated with the separate accounts or variable contracts that an investor may pay under insurance or annuity contracts. The table is based on the following hypothetical conditions:

..    $10,000 initial investment

..    5% total return for each year

..    Each Fund's operating expenses remains the same as during the year ended
     December 31, 2002

..    Assumes reinvestment of all dividends and distributions

Example Expenses
(your actual costs may be higher or lower)

                                                           1 Year       3 Years      5 Years      10 Years
                                                        -----------   -----------  -----------   -----------
Managed Equity Fund**                                   $61           $192          $  335        $  750
State Street Research Large Cap Value Portfolio
  Class A                                               $87           $585          $1,111        $2,552
State Street Research Large Cap Value Portfolio
  (pro forma combined) Class A                          $97           $324          $  570        $1,274

** Gives effect to expense subsidy that will be discontinued after April 2003. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the expenses shown in this example for the General American Fund would be higher than the corresponding Met Fund.

     The above discussion of pro forma Annual Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the State Street Research Large Cap Value Portfolio will remain in place; and (2) certain duplicate costs involved in operating the Managed Equity Fund are eliminated. Expense calculations are based on pro forma combined assets as of December 31, 2002.

     d)   The S&P 500 Index Fund and the MetLife Stock Index Portfolio

Annual Fund Operating Expenses
(deducted directly from assets of the Funds)

                                                                                     MetLife Stock Index
                                                              MetLife Stock Index         Portfolio
                                              S&P 500 Index        Portfolio         (pro forma combined)
                                                  Fund*             Class A                Class A
Management Fee (%)                                0.10%              0.25%                  0.25%
Distribution and Service (12b-1) Fees (%)         0.00%              0.00%                  0.00%
Other Expenses (%)                                0.05%              0.06%                  0.05%
Total Annual Fund Operating Expenses (%)          0.15%              0.31%                  0.30%

*These figures give effect to an expense subsidy (in the form of a Management Service Agreement that provides various services to the General American Fund at below market fee rates) that was in effect throughout the year ended December 31, 2002. General American has informed GACC that it does not intend to continue the subsidy after April 2003, even if the Merger does not occur. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the General American Fund's Other Expenses and Total Annual Fund Operating Expenses would be higher than the corresponding Met Fund.

Example Expenses

     The following Example helps you compare the cost of investing in the S&P 500 Index Fund and the MetLife Stock Index Portfolio Class A currently with the cost of investing in the combined series on a pro forma basis. The Example does not reflect any of the charges associated with the separate accounts or variable contracts that an investor may pay under insurance or annuity contracts. The table is based on the following hypothetical conditions:

..    $10,000 initial investment

..    5% total return for each year

..    Each Fund's operating expenses remains the same as during the year ended
     December 31, 2002

..    Assumes reinvestment of all dividends and distributions

Example Expenses
(your actual costs may be higher or lower)

                                                  1 Year           3 Years        5 Years         10 Years
                                               ------------      ------------   ------------    -------------
S&P 500 Index Fund**                           $15              $ 48           $ 85            $192
MetLife Stock Index Portfolio Class A          $32              $100           $174            $393
MetLife Stock Index Portfolio (pro forma
combined) Class A                              $31              $ 97           $169            $381

** Gives effect to expense subsidy that will be discontinued after April 2003. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the expenses shown in this example for the General American Fund would be higher than the corresponding Met Fund.

     The above discussion of pro forma Annual Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the MetLife Stock Index Portfolio will remain in place; and (2) certain duplicate costs involved in operating the S&P 500 Index Fund are eliminated. Expense calculations are based on pro forma combined assets as of December 31, 2002.

     e) The Mid-Cap Equity Fund and the State Street Research Aggressive Growth Portfolio

Annual Fund Operating Expenses
(deducted directly from assets of the Funds)


                                                                                   State Street Research
                                                            State Street Research     Aggressive Growth
                                            Mid-Cap Equity    Aggressive Growth           Portfolio
                                                Fund*              Portfolio       (pro forma combined)
                                                                   Class A                Class A
Management Fee (%)                              0.55%               0.73%                  0.73%
Distribution and Service (12b-1) Fees (%)       0.00%               0.00%                  0.00%
Other Expenses (%)                              0.10%               0.06%/1/               0.06%/1/
Total Annual Fund Operating Expenses (%)        0.65%               0.79%/1/               0.79%/1/

*These figures give effect to an expense subsidy (in the form of a Management Service Agreement that provides various services to the General American Fund at below market fee rates) that was in effect throughout the year ended December 31, 2002. General American has informed GACC that it does not intend to continue the subsidy after April 2003, even if the Merger does not occur. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the General American Fund's Other Expenses and Total Annual Fund Operating Expenses would be higher than the corresponding Met Fund.

/1/ The Met Fund's subadviser directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. The expense information for the Met Fund does not reflect these reductions or credits. If these reductions or credits were shown, the Met Fund's total annual operating expenses would have been 0.77%.

Example Expenses

     The following Example helps you compare the cost of investing in the Mid-Cap Equity Fund and the State Street Research Aggressive Growth Portfolio Class A currently with the cost of investing in the combined series on a pro forma basis. The Example does not reflect any of the charges associated with the separate accounts or variable contracts that an investor may pay under insurance or annuity contracts. The table is based on the following hypothetical conditions:

..    $10,000 initial investment

..    5% total return for each year

..    Each Fund's operating expenses remains the same as during the year ended
     December 31, 2002

..    Assumes reinvestment of all dividends and distributions

Example Expenses
(your actual costs may be higher or lower)

                                                1 Year        3 Years     5 Years      10 Years
                                              ----------    -----------  ----------   ----------
Mid-Cap Equity Fund**                         $   66        $    208      $   362      $   810
State Street Research Aggressive Growth
  Portfolio Class A                           $   81        $    252      $   439      $   978
State Street Research Aggressive Growth
  Portfolio (pro forma combined) Class A      $   81        $    252      $   439      $   978

** Gives effect to expense subsidy that will be discontinued after April 2003. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the expenses shown in this example for the General American Fund would be higher than the corresponding Met Fund.

     The above discussion of pro forma Annual Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the State Street Research Aggressive Growth Portfolio will remain in place; and (2) certain duplicate costs involved in operating the Mid-Cap Equity Fund are eliminated. Expense calculations are based on pro forma combined assets as of December 31, 2002.

     f)   The Small-Cap Equity Fund and the State Street Research Aurora
          Portfolio

Annual Fund Operating Expenses
(deducted directly from assets of the Funds)

                                                                                      State Street Research
                                                              State Street Research      Aurora Portfolio
                                                 Small-Cap       Aurora Portfolio      (pro forma combined)
                                                Equity Fund*          Class A                 Class A
Management Fee (%)                                 0.75%               0.85%                 0.85%
Distribution and Service (12b-1) Fees (%)          0.00%               0.00%                 0.00%
Other Expenses (%)                                 0.05%               0.10%                 0.09%
Total Annual Fund Operating Expenses (%)           0.80%               0.95%                 0.94%

*These figures give effect to an expense subsidy (in the form of a Management Service Agreement that provides various services to the General American Fund at below market fee rates) that was in effect throughout the year ended December 31, 2002. General American has informed GACC that it does not intend to continue the subsidy after April 2003, even if the Merger does not occur. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the General American Fund's Other Expenses and Total Annual Fund Operating Expenses would be higher than the corresponding Met Fund.

Example Expenses

     The following Example helps you compare the cost of investing in the Small-Cap Equity Fund and the State Street Research Aurora Portfolio Class A currently with the cost of investing in the combined series on a pro forma basis. The Example does not reflect any of the charges associated with the separate accounts or variable contracts that an investor may pay under insurance or annuity contracts. The table is based on the following hypothetical conditions:

..    $10,000 initial investment

..    5% total return for each year

..    Each Fund's operating expenses remains the same as during the year ended
     December 31, 2002

..    Assumes reinvestment of all dividends and distributions

Example Expenses
(your actual costs may be higher or lower)

                                                       1 Year       3 Years       5 Years      10 Years
                                                    -----------   -----------   -----------   -----------
Small-Cap Equity Fund**                             $82           $255          $444           $  990
State Street Research Aurora Portfolio Class A      $97           $303          $525           $1,166
State Street Research Aurora Portfolio  (pro
  forma combined) Class A                           $96           $300          $520           $1,155

** Gives effect to expense subsidy that will be discontinued after April 2003. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the expenses shown in this example for the General American Fund would be higher than the corresponding Met Fund.

     The above discussion of pro forma Annual Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the State Street Research Aurora Portfolio will remain in place; and (2) certain duplicate costs involved in operating the Small-Cap Equity Fund are eliminated. Expense calculations are based on pro forma combined assets as of December 31, 2002.

     g) The International Index Fund and the Morgan Stanley EAFE (R) Index Portfolio

Annual Fund Operating Expenses
(deducted directly from assets of the Funds)

                                                                                           Morgan Stanley EAFE (R)
                                                                   Morgan Stanley EAFE (R)     Index Portfolio
                                                  International       Index Portfolio      (pro forma combined)
                                                   Index Fund*            Class A                  Class A
Management Fee (%)                                    0.50%                0.30%                  0.30%
Distribution and Service (12b-1) Fees (%)             0.00%                0.00%                  0.00%
Other Expenses (%)                                    0.30%                0.49%                  0.46%
Total Annual Fund Operating Expenses (%)              0.80%                0.79%                  0.76%
   Fee Waiver and/or Expense Reimbursement (%)        0.00%               (0.06%)/1/             (0.01%)/2/
Net Operating Expenses (%)                            0.80%                0.73%/1/               0.75%/2/

*These figures give effect to an expense subsidy (in the form of a Management Service Agreement that provides various services to the General American Fund at below market fee rates) that was in effect throughout the year ended December 31, 2002. General American has informed GACC that it does not intend to continue the subsidy after April 2003, even if the Merger does not occur. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the General American Fund's Other Expenses and Total Annual Fund Operating Expenses would be higher than the corresponding Met Fund.

/1/ MetLife Advisers has contractually agreed, through April 30, 2003, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) of Class A Shares of the Fund as shown above.

/2/ MetLife Advisers has contractually agreed, for the period May 1, 2003 through April 30, 2004, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) of Class A Shares of the Fund as shown above.

Example Expenses

     The following Example helps you compare the cost of investing in the International Index Fund and the Morgan Stanley EAFE(R) Index Portfolio Class A currently with the cost of investing in the combined series on a pro forma basis. The Example does not reflect any of the charges associated with the separate accounts or variable contracts that an investor may pay under insurance or annuity contracts. The table is based on the following hypothetical conditions:


..   $10,000 initial investment

..   5% total return for each year

..   Each Fund's operating expenses remains the same as during the year ended
    December 31, 2002

..   Assumes reinvestment of all dividends and distributions

Example Expenses
(your actual costs may be higher or lower)

                                                       1 Year           3 Years           5 Years           10 Years
                                                     ----------       -----------     --------------     --------------
International Index Fund**                             $82              $255            $444               $990
Morgan Stanley EAFE(R) Index  Portfolio Class A        $75              $246            $433               $972
Morgan Stanley EAFE(R) Index  Portfolio (pro
  forma combined) Class A                              $77              $242            $421               $941

** Gives effect to expense subsidy that will be discontinued after April 2003. In the absence of the subsidy and in light of certain other events described in "Reasons for the Merger - Fees and Expenses" that would occur after April 2003 if the Merger does not take place, the expenses shown in this example for the General American Fund would be higher than the corresponding Met Fund.

     The above discussion of pro forma Annual Operating Expenses and Example Expenses assumes that: (1) the current contractual agreements of the Morgan Stanley EAFE(R) Index Portfolio will remain in place; and (2) certain duplicate costs involved in operating the International Index Fund are eliminated. Expense calculations are based on pro forma combined assets as of December 31, 2002.

4. How do the investment objectives, strategies and policies of the General American Funds and the corresponding Met Funds compare?

     The General American Funds and the corresponding Met Funds have generally similar investment objectives. Each General American Fund cannot invest more than 5% of its assets in illiquid equity securities or invest more than 10% of its assets in all illiquid securities, whereas the Met Funds may not invest more than 15% of their total assets in illiquid securities generally. The following tables show current investment objectives of each Fund and the primary investment strategies used by the adviser and sub-adviser, if applicable, of each Fund to achieve that Fund's investment objective:

     a) The Bond Index Fund and the Lehman Brothers(R) Aggregate Bond Index Portfolio have similar investment objectives. This table shows the current investment objectives of each Fund and the primary investment strategies used by Conning, the adviser to the Bond Index Fund, and Metropolitan Life Insurance Company ("MetLife"), the sub-adviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, to achieve each Fund's investment objective:


                       Bond Index Fund                                Lehman Brothers(R) Aggregate Bond Index Portfolio
-------------------------------------------------------------    -------------------------------------------------------------

Investment Objective: The Bond Index Fund seeks to provide       Investment Objective: The Lehman Brothers(R) Aggregate Bond
investors with current income that reflects the performance      Index Portfolio seeks to equal the performance of the Lehman
of the publicly traded Government and Corporate bond markets.    Brothers(R) Aggregate Bond Index.

                       Bond Index Fund                                Lehman Brothers(R) Aggregate Bond Index Portfolio
-------------------------------------------------------------    -------------------------------------------------------------
Primary Investment Strategies:                                   Primary Investment Strategies:

The Bond Index Fund seeks to achieve its objective as            The Lehman Brothers(R) Aggregate Bond Index Portfolio seeks
follows:                                                         to achieve its objective as follows:

..  The Fund seeks to achieve this objective by primarily         .  The Fund attempts to match the Lehman Brothers(R)
   purchasing corporate and government bonds contained in           Aggregate Bond Index, which is comprised of the Lehman
   the Lehman Brothers Government/Credit Bond Index.                Brothers Government/Corporate Index, the Lehman Brothers
                                                                    Mortgage-Backed Securities Index, the Lehman Brothers
..  The Fund holds approximately the same mix and weightings         Asset-Backed Securities Index and the Lehman Brothers
   of investment sectors, as measured by quality and                Commercial Mortgage-Backed Securities Index.
   duration, as the Lehman Brothers Government/Credit Bond
   Index, while not holding all of the bonds in each Lehman      .  The Fund may continue to hold debt securities that no
   Brothers Government/Credit Bond Index sector.                    longer are included in the Lehman Brothers(R) Aggregate
                                                                    Bond Index, if, together with any money market
                                                                    instruments or cash, such holdings are no more than 20%
                                                                    of the Fund's net assets.

                                                                  . The Fund will invest in a sampling of the bonds included in the Lehman Brothers(R) Aggregate Bond Index that will
                                                                    reflect the composite performance of the Index.

                                                                  . As the Fund's assets grow, a larger percentage of bonds
                                                                    included in the Index will be included in the Fund's.

     The following compares the primary investment strategies that the Bond Index Fund and the Lehman Brothers(R) Aggregate Bond Index Portfolio use to achieve its investment objective:

..    Both Funds invest primarily in fixed-income securities. While the Bond
     Index Fund focuses on corporate and government bonds included in the Lehman Brothers Government/Credit Bond Index, the Lehman Brothers(R) Aggregate Bond Index Portfolio tries to match (before expenses) the performance of the Lehman Brothers(R) Aggregate Bond Index. The Lehman Brothers(R) Aggregate Bond Index comprises the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Commercial Mortgage-Backed Securities Index in addition to the Lehman Brothers Government/Credit Bond Index, giving the Lehman Brothers(R) Aggregate Bond Index Portfolio more diverse fixed-income holdings than those of the Bond Index Fund. In addition to the investment grade bonds and Treasury securities that make up the Government/Credit Index, the Aggregate Bond Index also includes mortgage backed and asset backed securities, which as of December 31, 2002 accounted for approximately 35% of that index. Since 1990, the two indices have exhibited a .99 correlation factor.

     The Funds have similar fundamental and non-fundamental investment policies. For more information about the investment restrictions of the Bond Index Fund, see the Prospectus and Statement of Additional Information of the Bond Index Fund, which are incorporated by reference to this Prospectus/Proxy Statement. For more information about the investment restrictions of the Lehman Brothers
(R) Aggregate Bond Index Portfolio, see Appendix B of this Prospectus/Proxy Statement and the Statement of Additional Information of the Lehman Brothers(R) Aggregate Bond Index Portfolio, which is incorporated by reference.

     The following highlights certain differences in investment restrictions for the Bond Index Fund and the Lehman Brothers(R) Aggregate Bond Index Portfolio:

..    The Lehman Brothers(R) Aggregate Bond Index Portfolio may not invest more than 5% of its total assets in below investment-grade securities, while the Bond Index Fund is not specifically limited in this regard.

..    The Lehman Brothers(R) Aggregate Bond Index Portfolio may not invest more than 10% of its total assets in real estate interests, while the Bond Index Fund is not specifically limited in this regard.

..    The Lehman Brothers(R) Aggregate Bond Index Portfolio may: sell covered call options; purchase call and put options on securities and indices; and sell covered call options on and purchase put and call options on futures contracts. The Bond Index Fund is prohibited from investing in this manner.

     b) The Asset Allocation Fund and the State Street Research Diversified Portfolio have similar investment objectives. This table shows the current investment objectives of each Fund and the primary investment strategies used by Conning, the adviser to the Asset Allocation Fund, and State Street Research & Management Company ("State Street Research"), the sub-adviser to both the Asset Allocation Fund and the State Street Research Diversified Portfolio, to achieve each Fund's investment objective:


                    Asset Allocation Fund                              State Street Research Diversified Portfolio
-------------------------------------------------------------    -------------------------------------------------------------
Investment Objective: The Asset Allocation Fund seeks to         Investment Objective: The State Street Research Diversified
provide investors with a long-term investment return             Portfolio seeks a high total return while attempting to
composed of capital growth and income payments.                  limit investment risk and preserve capital.
Preservation of capital is the Fund's secondary objective
and the chief limit on investment risk.

                    Asset Allocation Fund                                State Street Research Diversified Portfolio
-------------------------------------------------------------     -------------------------------------------------------------
Primary Investment Strategies:                                    Primary Investment Strategies:

The Asset Allocation Fund seeks to achieve its objective as       The State Street Research Diversified Portfolio seeks to
follows:                                                          achieve its objective as follows:

..   The Fund seeks to achieve this objective by                   .  The Fund invests in equity securities, debt
    investing in a diversified combination of U.S. common            securities and short-term money market instruments.
    stocks, bonds, and money market instruments.
                                                                  .  The mixture of assets invested in each type of
..   The mixture of assets invested in each type of                   security will depend upon economic conditions, the
    security varies over time in an attempt to produce the           general level of common stock prices, interest rates and
    highest total return consistent with prudence and                other relevant consideration, including the risks of
    preservation of capital.                                         each type of security.

 .   The stock portion of the Fund primarily invests in           .  The Fund's equity investments will be in securities
     stocks that have growth potential.                              of larger, established companies that have long-term
                                                                     growth potential.  Because the Fund generally attempts
                                                                     to identify the industries that will grow faster than
                                                                     the economy as a whole over the long term, equity
                                                                     investments are usually in large, established entities,
                                                                     whose size, financial resources and market share may
                                                                     enable them to maintain competitive advantages and
                                                                     leadership positions.

                                                                  .  The Fund may also invest in stocks that are selling
                                                                     below what the portfolio manager believes to be their
                                                                     intrinsic values as well as cyclical stocks believed to
                                                                     be at attractive points in their market cycles.

                                                                  .  The Fund's fixed-income investments will be in
                                                                     investment grade securities, obligations of the U.S.
                                                                     Treasury or any U.S. government agency, mortgage-backed
                                                                     and asset-backed securities, corporate debt

                                                  securities of U.S. and foreign issuers and cash equivalents.
                                                  The Fund may also invest in securities through Rule 144A and other private placement transactions.

                                               .  The Fund may invest up to 30% of the fixed-income
                                                  portion of its assets in a combination of (i) non-U.S.
                                                  dollar-denominated securities (not exceeding 20% of this
                                                  portion of the Fund's assets); (ii) lower quality, high
                                                  yield securities (not exceeding 20% of this portion of
                                                  the Fund's assets) and (iii) securities of issuers
                                                  located in developing or emerging market countries (not
                                                  exceeding 10% of this portion of the Fund's assets).

                                               .  The Fund's high yield securities may include
                                                  convertible bonds, convertible preferred stocks,
                                                  warrants and other securities attached to bonds or other
                                                  fixed income securities.

                                               .  The assets the Fund invests in short-term money
                                                  market instruments will be invested in instruments with
                                                  minimal credit risks.  The Fund invests only in
                                                  securities that have a remaining maturity of less than
                                                  13 months, and the dollar weighted average maturity of
                                                  the Fund's securities will not be more than 90 days.

     The following compares the primary investment strategies that the Asset Allocation Fund and the State Street Research Diversified Portfolio use to achieve their investment objectives:


..    Both Funds invest in diversified portfolios of securities and money market instruments. However, while the Asset Allocation Fund focuses on stocks with growth potential, the State Street Research Diversified Portfolio generally focuses on large growth companies but may at times invest in stocks with a greater focus on value.

     The Funds have similar fundamental and non-fundamental investment policies. For more information about the investment restrictions of the Asset Allocation Fund, see the Prospectus and Statement of Additional Information of the Asset Allocation Fund, which are incorporated by reference to this Prospectus/Proxy Statement. For more information about the investment restrictions of the State Street Research Diversified Portfolio, see Appendix B of this Prospectus/Proxy Statement and the Statement of Additional Information of the State Street Research Diversified Portfolio, which is incorporated by reference.

     The following highlights differences in investment restrictions for the Asset Allocation Fund and the State Street Research Diversified Portfolio:

..    The State Street Research Diversified Portfolio may not invest more than
     10% of its total assets in real estate interests, while the Asset Allocation Fund is not specifically limited in this regard.

..    The State Street Research Diversified Portfolio may not lend more than 20%
     of its total assets, while the Asset Allocation Fund is not specifically limited in this regard.

..    The State Street Research Diversified Portfolio may not invest more than
     10% of its total assets in securities of foreign issuers, or up to 25% of total assets in foreign government securities. The Asset Allocation Fund is not specifically limited on investing in foreign securities.

..    The State Street Research Diversified Portfolio may: sell covered call options; purchase call and put options on securities, indices and currencies; and sell covered call options on and purchase put and call options on futures contracts. The Asset Allocation Fund is restricted from investing in this manner.

     c) The Managed Equity Fund and the State Street Research Large Cap Value Portfolio have similar investment objectives. This table shows the current investment objectives of each Fund and the primary investment strategies used by Conning, the adviser to the Asset Allocation Fund, and State Street Research, the sub-adviser to both the Managed Equity Fund and the State Street Research Large Cap Value Portfolio, to achieve each Fund's investment objective:


                     Managed Equity Fund                              State Street Research Large Cap Value Portfolio
-------------------------------------------------------------     -------------------------------------------------------------
Investment Objective: The Managed Equity Fund seeks to            Investment Objective: The State Street Research Large Cap
provide investors with long-term growth of capital that is        Value Portfolio seeks long term growth of capital.
consistent with the investment returns of U.S. common
stocks.  The Fund's secondary objective is to provide
investors with current income.

                     Managed Equity Fund                             State Street Research Large Cap Value Portfolio
-------------------------------------------------------------    -------------------------------------------------------------
Primary Investment Strategies:                                   Primary Investment Strategies:

The Managed Equity Fund seeks to achieve its objective as        The State Street Research Large Cap Value Portfolio seeks to
follows:                                                         achieve its objective as follows:

..  The Fund invests primarily in large-cap value stocks,         .  The Fund invests at least 80% of its assets in a Fund of
   which may include common and preferred stocks,                   large-cap stocks in normal market conditions.  The Fund
   convertible securities and warrants.  The Fund considers         considers issuers of large-cap stocks to be companies
   issuers of large-cap value stocks to be companies                comparable in size to those in the Russell 1000(R) Index.
   comparable in size to those in the Russell 1000(R) Value
   Index.

..  The Fund takes a value approach to choosing among             .  The Fund will continue to consider a stock a large-cap
   large-cap value stocks, searching for those companies            company when it moves outside of the Russell 1000(R) Index
   that appear to be trading below their true worth.                range and the Fund may continue to hold the stock if
                                                                    State Street Research believes the stock remains an
                                                                    attractive investment.

                                                                 .  The Fund takes a value approach to choosing among
                                                                    large-cap value stocks, searching for those companies
                                                                    that appear to be trading below their true worth.

                                                                 .  The Fund will invest primarily in common stocks, but may also invest in preferred stocks and in securities
                                                                    convertible into stock, such as warrants.  The Fund may
                                                                    also invest in other securities, such as bonds and growth
                                                                    stocks and may invest up to 20% of its assets in stocks
                                                                    of companies which are not large-cap companies.

     The following compares the primary investment strategies that the Managed Equity Fund and the State Street Research Large Cap Value Portfolio use to achieve their investment objectives:

..    Both Funds invest primarily in large-cap value stocks. However, the Managed
     Equity Fund measures large-cap by the Russell 1000(R) Value Index while the State Street Research Large Cap Value Portfolio measures large-cap by the Russell 1000(R) Index. The Russell 1000(R) Index measures the performance of the 1000 largest U.S. companies based on total market capitalization.
     The Russell 1000(R) Value Index measures the performance of stocks in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values.

..    The State Street Research Large Cap Value Portfolio invests at least 80% of its assets in a portfolio of large-cap stocks under normal market conditions. While the Managed Equity Fund invests primarily in large-cap value stocks, the Fund is not as limited as the State Street Research Large Cap Value Portfolio in this regard.

     The Funds have similar fundamental and non-fundamental investment policies. For more information about the investment restrictions of the Managed Equity Fund, see the Prospectus and Statement of Additional Information of the Managed Equity Fund, which are incorporated by reference to this Prospectus/Proxy Statement. For more information about the investment restrictions of the State Street Research Large Cap Value Portfolio, see Appendix B of this Prospectus/Proxy Statement and the Statement of Additional Information of the State Street Research Large Cap Value Portfolio, which is incorporated by reference.

     The following highlights differences in investment restrictions for the Managed Equity Fund and the State Street Research Large Cap Value Portfolio:

..    The State Street Research Large Cap Value Portfolio may not invest more than 10% of its total assets in real estate interests, while the Managed Equity Fund is not specifically limited in this regard.

..    The State Street Research Large Cap Value Portfolio may: sell covered put and call options and covered call options on currencies; purchase call and put options on securities , indices and currencies; purchase and sell put and covered call options on futures contracts; and sell covered put options on futures contracts. The Managed Equity Fund is restricted from investing in this manner.

     d) The S&P 500 Index Fund and the MetLife Stock Index Portfolio have similar investment objectives. This table shows the current investment objectives of each Fund and the primary investment strategies used by Conning, the adviser to the S&P 500 Index Fund, and MetLife, the sub-adviser to the MetLife Stock Index Portfolio, to achieve each Fund's investment objective:


                     S&P 500 Index Fund                                         MetLife Stock Index Portfolio
-------------------------------------------------------------     -------------------------------------------------------------
Investment Objective: The S&P 500 Index Fund seeks to             Investment Objective: The MetLife Stock Index Portfolio
provide investors with long-term capital appreciation that        seeks to equal the performance of the S&P 500 Index.
is consistent with the investment returns of the S&P 500
Index.

                     S&P 500 Index Funds                                        MetLife Stock Index Portfolio
-------------------------------------------------------------    -------------------------------------------------------------
Primary Investment Strategies:                                   Primary Investment Strategies:
The S&P 500 Index Fund seeks to achieve its objective as         The MetLife Stock Index Portfolio seeks to achieve its
follows:                                                         objective as follows:

.. The Fund invests primarily in U.S. common stocks contained     . The Fund will be managed by purchasing the common stocks
in the S&P 500 Stock Index.                                        of all the companies in the S&P 500 Index.

     The following compares the primary investment strategies that the S&P 500 Index Fund and the MetLife Stock Index Portfolio use to achieve their investment objectives:


..    Both Funds invest primarily in stocks of the companies in the S&P 500
     Index.

     The Funds have similar fundamental and non-fundamental investment policies. For more information about the investment restrictions of the S&P 500 Index Fund, see the Prospectus and Statement of Additional Information of the S&P 500 Index Fund, which are incorporated by reference to this Prospectus/Proxy Statement. For more information about the investment restrictions of the MetLife Stock Index Portfolio, see Appendix B of this Prospectus/Proxy Statement and the Statement of Additional Information of the MetLife Stock Index Portfolio, which is incorporated by reference.

     The following highlights differences in investment restrictions for the S&P 500 Index Fund and the MetLife Stock Index Portfolio:

..    The MetLife Stock Index Portfolio may not invest more than 10% of its total assets in real estate interests, while the S&P 500 Index Fund is not specifically limited in this regard.

..    The MetLife Stock Index Portfolio may not lend more than 20% of its total assets, while the S&P 500 Index Fund is not specifically limited in this regard.

..    The MetLife Stock Index Portfolio may not invest more than 10% of its total assets in securities of foreign issuers, or up to 25% of total assets in foreign government securities. The S&P 500 Index Fund is not specifically limited on investing in foreign securities.

..    The MetLife Stock Index Portfolio may: sell covered call options; purchase call and put options on securities and indices; sell covered call options on and purchase put and call options on futures contracts. The S&P 500 Index Fund is restricted from investing in this manner.

     e) The Mid-Cap Equity Fund and the State Street Research Aggressive Growth Portfolio have similar investment objectives. This table shows the current investment objectives of each Fund and the primary investment strategies used by Conning, the adviser to the Mid-Cap Equity Fund, and State Street Research, the sub-adviser to both the Mid-Cap Equity Fund and the State Street Research Aggressive Growth Portfolio, to achieve each Fund's investment objective:

                     Mid-Cap Equity Fund                               State Street Research Aggressive Growth Portfolio
-------------------------------------------------------------    -------------------------------------------------------------
Investment Objective: The Mid-Cap Equity Fund seeks to           Investment Objective: The State Street Research Aggressive
provide investors with long-term growth of capital that is       Growth Portfolio seeks maximum capital appreciation.
consistent with the investment returns of mid-sized
companies.

                     Mid-Cap Equity Fund                               State Street Research Aggressive Growth Portfolio
-------------------------------------------------------------    -------------------------------------------------------------
Primary Investment Strategies:                                   Primary Investment Strategies:

The Mid-Cap Equity Fund seeks to achieve its objective as        The State Street Research Aggressive Growth Portfolio seeks
follows:                                                         to achieve its objective as follows:


..  The Fund invests primarily in stocks of mid-cap companies     .  The Fund generally invests most of its assets in the
   with the potential for earnings growth.                          common stocks of medium size companies whose earnings
                                                                    appear to be growing at a faster rate than those of an
..  The Fund generally expects that most investments will be         average company.
   in stocks of companies that are of comparable size to
   companies in the Russell Midcap(TM) Growth Index.             .  The Fund generally attempts to identify the industries
                                                                    that over the long-term will grow faster than the economy
..  The Fund takes a growth approach in choosing among               as a whole.  It looks for companies within those
   mid-cap stocks, searching for those companies whose              industries that appear to have the potential to sustain
   earnings appear to be growing at a faster rate than the          earnings growth, or companies within industries
   average company.                                                 experiencing increasing demand.

..  The Fund must invest at least 80% of its assets in medium     .  The Fund reserves the flexibility to also invest in other
   sized company stocks in order to comply with Rule 35(d)-1        securities across the full spectrum from small to large
   of the Investment Company Act of 1940.                           capitalization issuers.

                                                                 .  The Fund may also invest in other securities convertible into or carrying the right to acquire common stocks.

     The following compares the primary investment strategies that the Mid-Cap Equity Fund and the State Street Research Aggressive Growth Portfolio use to achieve their investment objectives:

..    Both Funds invest primarily in stocks of medium sized companies. The
     Mid-Cap Equity Fund invests in companies that are comparable in size to those in the Russell Midcap(TM) Growth Index, while the State Street Research Aggressive Growth Portfolio does not specifically look to an index when considering the size of a company.

..    The State Street Research Aggressive Growth Portfolio looks to companies in industries that will grow faster than the economy as a whole, while the Mid-Cap Equity Fund looks for companies whose earnings are growing faster than the average company.

     The Funds have similar fundamental and non-fundamental investment policies. For more information about the investment restrictions of the Mid-Cap Equity Fund, see the Prospectus and Statement of Additional Information of the Mid-Cap Equity Fund, which are incorporated by reference to this Prospectus/Proxy Statement. For more information about the investment restrictions of the State Street Research Aggressive Growth Portfolio, see Appendix B of this Prospectus/Proxy Statement and the Statement of Additional Information of the State Street Research Aggressive Growth Portfolio, which is incorporated by reference.

     The following highlights differences in investment restrictions for the Mid-Cap Equity Fund and the State Street Research Aggressive Growth Portfolio:

..    The State Street Research Aggressive Growth Portfolio may not invest more than 10% of its total assets in real estate interests, while the Mid-Cap Equity Fund is not specifically limited in this regard.

..    The State Street Research Aggressive Growth Portfolio may not lend more than 20% of its total assets, while the Mid-Cap Equity Fund is not specifically limited in this regard.

..    The State Street Research Aggressive Growth Portfolio may not invest more than 10% of its total assets in securities of foreign issuers, or up to 25% of total assets in foreign government securities. The Mid-Cap Equity Fund is not specifically limited on investing in foreign securities.

..    The State Street Research Aggressive Growth Portfolio may: sell covered call options; purchase call and put options on securities, indices and currencies; sell covered call options on and purchase put and call options on futures contracts. The Mid-Cap Equity Fund is restricted from investing in this manner.

     f) The Small-Cap Equity Fund and the State Street Research Aurora Portfolio have similar investment objectives. This table shows the current investment objectives of each Fund and the primary investment strategies used by Conning, the adviser to the Small-Cap Equity Fund, and State Street Research, the sub-adviser to both the Small-Cap Equity Fund and the State Street Research Aurora Portfolio, to achieve each Fund's investment objective:

                    Small-Cap Equity Fund                                   State Street Research Aurora Portfolio
-------------------------------------------------------------    -------------------------------------------------------------
Investment Objective: The Small-Cap Equity Fund seeks to         Investment Objective: The State Street Research Aurora
provide investors with long-term growth of capital.              Portfolio seeks high total return, consisting principally of capital appreciation.

                    Small-Cap Equity Fund                                   State Street Research Aurora Portfolio
-------------------------------------------------------------    -------------------------------------------------------------
Primary Investment Strategies:                                   Primary Investment Strategies:

The Small-Cap Equity Fund seeks to achieve its objective as      The State Street Research Aurora Portfolio seeks to achieve
follows:                                                         its objective as follows:

..  The Fund invests primarily in small company value             .  The Fund invests at least 65% of its total assets in
   stocks.  The Fund generally expects that most investments        small company stocks which in the opinion of State Street
   will be in stocks of companies no larger than the largest        Research & Management Company are value stocks, under
   companies in the Russell 2000(R) Value Index.                    normal market conditions.

..  The Fund takes a value approach to choosing among small       .  The Fund considers "small company stocks" to be issued by
   company value stocks, searching for companies that appear        companies that, at the time of purchase, do not have a
   to be trading below their true worth.                            market capitalization larger than that of the largest
                                                                    company in the Russell 2000(R) Index.

..  The Fund must invest at least 80% of its assets in small

 company stocks in order to comply with Rule 35(d)-1 of          .  The Fund takes a value approach to choosing among small
 the Investment Company Act of 1940.                                company value stocks, searching for companies that appear
                                                                    to be trading below their true worth.

                                                                 .  The Fund may adjust the composition of its holdings as
                                                                    market conditions and economic outlooks change and
                                                                    reserves the right to invest up to 35% of total assets in
                                                                    other securities, such as larger company stocks or growth
                                                                    stocks.

     The following compares the primary investment strategies that the Small-Cap Equity Fund and the State Street Research Aurora Portfolio use to achieve their investment objectives:

..    Both Funds invest primarily in small company value stocks. However, the
     Small-Cap Equity Fund measures small-cap by the Russell 2000(R) Value Index while the State Street Research Aurora Portfolio measures small-cap by the Russell 2000(R) Index. The Russell 2000(R) Index follows the performance of the smallest 2000 companies in the Russell 3000(R) Index, which follows the 3000 largest U.S. companies (measured in total market capitalization). The Russell 2000(R) Value Index measures the performance of stocks in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values.

..    The State Street Research Aurora Portfolio specifically reserves the right to invest up to 35% of total assets in securities that are not small company assets, while the Small-Cap Equity Fund can only invest up to 20% of its assets in non-small company assets.

     The Funds have similar fundamental and non-fundamental investment policies. For more information about the investment restrictions of the Small-Cap Equity Fund, see the Prospectus and Statement of Additional Information of the Small-Cap Equity Fund, which are incorporated by reference to this Prospectus/Proxy Statement. For more information about the investment restrictions of the State Street Research Aurora Portfolio, see Appendix B of this Prospectus/Proxy Statement and the Statement of Additional Information of the State Street Research Aurora Portfolio, which is incorporated by reference.

     The following highlights differences in investment restrictions for the Small-Cap Equity Fund and the State Street Research Aurora Portfolio:

..    The State Street Research Aurora Portfolio may not invest more than 10% of its total assets in real estate interests, while the Small-Cap Equity Fund is not specifically limited in this regard.

..    The State Street Research Aurora Portfolio may: sell covered call options;
     purchase call and put options on securities, indices and currencies; sell covered call options on and purchase put and call options on futures contracts. The Small-Cap Equity Fund is restricted from investing in this manner.

     g) The International Index Fund and the Morgan Stanley EAFE(R) Index Portfolio have similar investment objectives. This table shows the current investment objectives of each Fund and the primary investment strategies used by Conning, the adviser to the International Index Fund, and MetLife, the sub-adviser to the Morgan Stanley EAFE(R) Index Portfolio, to achieve each Fund's investment objective:

                  International Index Fund                                   Morgan Stanley EAFE(R) Index Portfolio
-------------------------------------------------------------    -------------------------------------------------------------
Investment Objective: The International Index Fund seeks to      Investment Objective: The Morgan Stanley EAFE(R) Index
provide investors with long-term growth of capital that is       Portfolio seeks to equal the performance of the MSCI EAFE(R)
consistent with the investment returns of foreign stocks.        Index.

                  International Index Fund                                  Morgan Stanley EAFE(R) Index Portfolio
-------------------------------------------------------------    -------------------------------------------------------------
Primary Investment Strategies:                                   Primary Investment Strategies:

The International Index Fund seeks to achieve its objective      The Morgan Stanley EAFE(R) Index Portfolio seeks to achieve
as follows:                                                      its objective as follows:

..  The Fund primarily purchased foreign publicly traded          .  The Fund mirrors the Morgan Stanley Capital International
   common stocks contained in the Morgan Stanley Capital            Europe, Australasia, and Far East Index.
   International Europe, Australasia, and Far East Index
   (commonly known as the EAFE(R) Index ).                       .  The Fund purchases stocks chosen by MetLife to reflect
                                                                    the composite performance of the EAFE(R) Index.  As the
..  The Fund uses a sampling method to generally reflect the         Fund's total assets grow, a larger percentage of stock
   performance of the EAFE(R) Index.                                included in the index will be included in the Fund.

     The following compares the primary investment strategies that the International Index Fund and the Morgan Stanley EAFE(R) Index Portfolio use to achieve their investment objective:

..    Both Funds invest primarily in stocks contained in the EAFE(R) Index.

     The Funds have similar fundamental and non-fundamental investment policies. For more information about the investment restrictions of the International Index Fund, see the Prospectus and Statement of Additional Information of the International Index Fund, which are incorporated by reference to this Prospectus/Proxy Statement. For more information about the investment restrictions of the Morgan Stanley EAFE(R) Index Portfolio, see Appendix B of this Prospectus/Proxy Statement and the Statement of Additional Information of the Morgan Stanley EAFE(R) Index Portfolio, which is incorporated by reference.

     The following highlights differences in investment restrictions for the International Index Fund and the Morgan Stanley EAFE(R) Index Portfolio:

..    The Morgan Stanley EAFE(R) Index Portfolio may not invest more than 10% of its total assets in real estate interests, while the International Index Fund is not specifically limited in this regard.

..    The Morgan Stanley EAFE(R) Index Portfolio may: purchase call and put options on securities and indices; sell covered call options on and purchase put and call options on futures contracts. The International Index Fund is restricted from investing in this manner.

5. How do the shares of the Met Funds to be issued compare with shares of the General American Funds if the Mergers occur?

     Shares of the Met Funds and the General American Funds are currently offered only to separate accounts of the Insurance Companies. The Insurance Companies currently own the only class of shares in each of the General American Funds. There are multiple classes of shares in the Met Funds. Class A shares differ from other classes of shares of the Met Funds in that Class A shares (unlike the other classes) bear no shareholder servicing or distribution (12b-1) fees.

     The Mergers will not affect your rights under your variable life insurance or annuity contract to purchase, redeem and exchange shares. Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective Fund.


6. What are the federal income tax consequences of the Mergers?

     Provided that the contracts funded through separate accounts of Insurance Companies qualify as annuity contracts under Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") or life insurance contracts under Section 7702 of the Code, the Mergers will not create any tax liability for owners of the contracts. The Mergers are expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the General American Funds or their shareholders as a result of the Mergers. The aggregate tax basis of the corresponding Met Fund shares received by the shareholders of each General American Fund will be the same as the aggregate tax basis the General American Fund shareholders held in their General American Fund shares immediately before the Mergers. For more information, see "Federal Income Tax Consequences."


                                 II. Proposal:
            Mergers of the General American Funds into the Met Funds

The Proposal

     You are being asked to approve one or more of the Merger Agreements dated as of February 14, 2003. The Model Merger Agreement is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Model Merger Agreement, you are approving the Merger of the applicable General American Fund into the corresponding Met Fund under the Merger Agreement.

Principal Investment Risks

     What are the principal investment risks of the Met Funds, and how do they compare with the General American Funds?


          a) Bond Index Fund and Lehman Brothers(R)Aggregate Bond Index
          Portfolio
          Because the Funds have similar objectives and strategies, the principal risks associated with each Fund are similar. Both Funds are subject to the risks associated with fixed-income securities. These risks include credit risk, the risk that the issuer will not pay the interest, dividends or principal that it has promised to pay, or that an issuer may suffer adverse changes in financial condition that would lower the credit quality of a bond, leading to greater volatility in the price of the bond and possibly affecting liquidity. These risks also include market risk, or interest rate risk, which is the risk that the value of the security will fall because of changes in the market interest rate. The Funds are also subject to prepayment risk, which is the risk that an issuer will repay its debt security before it is due, and the risks associated with lower-rated securities. Lower-rated debt securities involve greater risks due to the financial health of the issuer, the economy generally, the volatility of their market price and may be less liquid than higher-rated debt securities. The Funds are subject to risks associated with index investing. Portfolios that attempt to match the return of an index generally do not use any defensive strategies, so the investor bears the risk of adverse market conditions with respect to the market segment that the index seeks to match. Also, returns on a Fund attempting to match an index can be lower than those of the index because of transaction costs, portfolio expenses and brief delays that occur until the Fund can invest its cash. The Funds are also subject to zero coupon risks, as zero coupon securities are generally more responsive to interest rate changed than other debt obligations.

          b) Asset Allocation Fund and State Street Research Diversified
          Portfolio
          Because the Funds have similar objectives and strategies, the principal risks associated with each Fund are similar. Both Funds are subject to the risk that the portfolio managers will fail to correctly predict the optimal mixture of investments. Both Funds are subject to the risks associated with fixed-income securities, the prepayment risks, the credit risks, and the zero coupon risks outlined above. The Funds are subject to risks associated with equity investing, in that the prices of equity securities that the Funds hold may decline in response to changing economic, political, or market conditions, or due to a company's individual situation or the market's perception of its situation that the portfolio managers to not foresee or circumstance that they do not evaluate correctly. The Funds are also subject to risks associated with investing in large companies, as larger companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion. The Funds are also subject to risks associated with investing in less mature companies, smaller companies and companies with "special situations". This type of investment can be sensitive to market movements because they may be thinly traded, they may lack the liquidity of larger companies, and their market prices tend to reflect future expectations. These companies also often have limited product lines, markets or financial resources, and their management may lack depth and experience. The Funds are also subject to risks associated with growth investing, which can be particularly volatile. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Growth stocks are often more sensitive to investor perceptions of the company's growth potential than other stocks, they will often underperform the general market in a value market environment. Growth stocks also may respond differently to market and other developments than the general market. The Funds are subject to risks associated with value investing as well. Value investing entails the risk that the portfolio manager's judgment that a particular security is undervalued in relation to the company's fundamental economic values may prove incorrect.

          c) Managed Equity Fund and State Street Research Large Cap Value Portfolio
          Because the Funds have similar objectives and strategies, the principal risks associated with each Fund are similar. Both Funds are subject to the risks associated with equity investing, investing in large companies, and value investing outlined above. A principal risk of investing in the State Street Research Large Cap Value Portfolio is the risk associated with investing in securities of foreign issuers. Foreign securities are frequently more volatile and less liquid than U.S. securities, and changes in currency exchange rates have the potential of reducing gains or creating losses. There also can be risks expropriation, currency controls, foreign taxation or withholding, and less secure procedures for transacting business in securities. Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          d) S&P 500 Index Fund and MetLife Stock Index Portfolio
          Because the Funds have similar objectives and strategies, the principal risks associated with each Fund are similar. The Funds are subject to the risks associated with equity investing, investing in large companies, index investing, growth investing and value investing outlined above.

          e) Mid-Cap Equity Fund and State Street Research Aggressive Growth Portfolio
          Because the Funds have similar objectives and strategies, the principal risks associated with each Fund are similar. The Funds are subject to the risks associated with equity investing, investing in less mature companies, smaller companies and companies with " special situations", and growth investing outlined above. Both Funds are also subject to risks associated with investing in medium sized companies. Securities of medium sized companies may be more susceptible to market downturns than those of larger companies. Securities of medium sized companies also may be less liquid and their prices may be more volatile than those of larger companies. In addition, since the Mid-Cap Equity Fund focuses on growth stocks, it is subject to risks associated with growth investing outlined above.

          f) Small-Cap Equity Fund and State Street Research Aurora Portfolio Because the Funds have similar objectives and strategies, the principal risks associated with each Fund are similar. The Funds are subject to the risks associated with equity investing, investing in less mature companies, smaller companies and companies with "special situations" and value investing outlined above.

          g) International Index Fund and Morgan Stanley EAFE(R)Index Portfolio Because the Funds have similar objectives and strategies, the principal risks associated with each Fund are similar. The Funds are subject to the risks associated with equity investing, investing in securities of foreign issuers, and index investing outlined above. The International Index Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions, which may increase the volatility of the fund.

Information about the Merger

   Terms of the Merger Agreement

     If approved by the shareholders of the participating General American Fund, each Merger is expected to occur on or around April 28, 2003, pursuant to the Model Merger Agreement attached as Appendix A to this Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Merger Agreements:


     . Each General American Fund will transfer all its assets and liabilities to the corresponding Met Fund in exchange for Class A shares of the Met Fund (the "Merger Shares").

     . Each Merger will occur on the next business day after the time when the assets of each Fund are valued for purposes of the Mergers (the "Valuation Date") (currently scheduled to be the close of regular trading on the New York Stock Exchange on April 25, 2003 or such other date and time as the parties may determine).

     . The exchange, which will be effected on the basis of the relative net asset values of the two Funds, will be followed immediately by the distribution of the Merger Shares to the shareholders of each General American Fund in complete liquidation of the General American Fund.

     . After the Mergers, each General American Fund will be terminated, and its affairs will be wound up in an orderly fashion.

     . Each Merger requires approval by the General American Fund's shareholders and satisfaction of a number of other conditions; a Merger may be terminated by the GACC Directors or the Directors of the Company in certain circumstances, including upon determination by the GACC Directors or the Company Directors that termination is in the best interests of the shareholders of the applicable General American Fund or Met Fund.

     A shareholder who objects to a Merger will not be entitled under Maryland law or the Articles of Incorporation of GACC to demand payment for, or an appraisal of, his or her shares.

Shares to be Issued

     If the Mergers occur, the Insurance Companies, as shareholders of each General American Fund, will receive shares of the corresponding Met Funds. The Met Fund shares issued in each Merger will have an aggregate net asset value equal to the aggregate net asset value of the current shares of the applicable General American Fund as of the Valuation Date. Procedures for purchasing and redeeming shares will not change as a result of the Mergers. Following the
Mergers:

     .    You will have the same exchange options as you currently have.

     . You will have voting rights generally similar to those you currently have, but with respect to the corresponding Met Fund. See the discussion of voting rights under "Information About the Rights of Shareholders" below.

     Information concerning the capitalization of each Fund is contained in Appendix C.

Reasons for the Merger

     The GACC Directors, including all of the Directors who are not "interested persons" of GACC (the "Independent Directors"), have determined that the Mergers would be in the best interests of each General American Fund and that the interests of existing shareholders of the General American Funds would not be diluted as a result of the Mergers. The GACC Directors, including the Independent Directors, have unanimously approved the Mergers and recommend that you vote in favor of the Mergers by approving the Merger Agreements, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

     The Mergers are proposed by General American Life Insurance Company. The overall purpose of the Merger is to help streamline and rationalize the investment offerings underlying variable life insurance and variable annuity contracts offered by MetLife and its affiliated Insurance Companies.

     In electing to approve the Agreements and recommend them to shareholders of the General American Funds, the GACC Directors acted upon information provided to them, indicating that the proposed Mergers were in the best interests of the General American Funds' shareholders. In particular, the GACC Directors were provided with the following reasons for the General American Funds to enter into the Mergers:

     . Participation in a Larger Fund Complex: The Directors were informed that the Mergers would, if effected, result in a mutual fund complex consisting of thirty-six portfolios and total anticipated assets in excess of $16.6 billion. General American Fund shareholders who would, as part of the proposed Mergers, become part of the Met Funds complex and would find general compatibility of the General American Funds' and Met Funds' investment objectives, policies and shareholder services.

          In addition, the Directors received information to the effect that a larger, more diverse complex can appeal to more Insurance Companies, may be able to achieve economies of scale more quickly or efficiently, and may be able to reduce costs by taking advantage of its relatively larger size.

          It was also represented to the Directors that several General American Funds, due to their limited size, are not able to achieve the same degree of portfolio diversification as the Met Funds and have difficulty tracking their benchmark index as closely as the Met Funds.

     . Tax-Free Nature of Mergers; Lack of Dilution: The Directors were informed that the proposed Mergers involving the General American Funds and the Met Funds would occur only if they could be accomplished without resulting in the imposition of federal income taxes on any General American Fund or its shareholders.

          In addition, the Directors received representations from MetLife to the effect that MetLife Advisors or its affiliates would pay the General American Funds' costs of the proposed Mergers. Finally, the Directors were informed that the interests of each General American Fund's shareholders would not be diluted as a result of the proposed Mergers, and that the shareholders of each General American Fund would receive shares of the corresponding Met Fund equal in value to the market value of the General American Fund's assets.

     . Fees and Expenses: The Directors were provided with information regarding fees, expenses and other considerations regarding the proposed Mergers of each General American Fund with the corresponding Met Fund. MetLife informed the Directors that although the total expense ratio of each General American Fund, with the exception of the International Index Fund and Asset Allocation Fund, was lower than the total expense ratio projected for the applicable combined series, the projected expense ratio of each combined series is significantly lower than the industry average for funds with similar investment objectives.

          The GACC Directors also noted that GACC currently operates under an arrangement whereby General American provides all fund-related services and pays all fund-related expenses for a fixed percentage of assets pursuant to a Management Service Agreement ("Service Agreement"). It was represented to the Directors that, unlike the fixed-rate Service Agreement with GACC, the more common arrangement in the mutual fund industry is where the fund contracts for its own custody, legal, audit and other services and pays the expenses associated with those services, resulting in a floating expense rate where expense ratios generally rise or fall as asset levels fall or rise. MetLife informed the Directors that because of the fixed-rate Service Agreement and the low asset levels of the General American Funds, the General American Funds have benefited from subsidization by General American in the form of administration and service fees well below industry average and below actual costs of these services. The Directors were told that, for these reasons, General American is no longer willing to subsidize, and will renegotiate the Service Agreement if General American were to continue providing these services past the planned date of the proposed Mergers. The Directors were informed that such a renegotiation would result in the General American Funds paying a market rate administration fee and directly paying the actual costs incurred for custody, audit, financial printing, directors' fees and insurance. It was represented to the Directors that these fees would be significantly higher than the fixed costs currently paid by the General American Funds, and that, as a result (as well as a result of the factors discussed in the following paragraph), if the Merger of each General American Fund is not consummated, each General American Fund would be likely to incur ongoing operating expenses beginning later in 2003 that are higher (as a percentage of assets) than the operating expenses of the corresponding Met Fund.

          The Directors were also informed that MetLife and the Insurance Companies have decided to no longer offer the General American Funds as an investment option under new variable life insurance and annuity contracts. They were also told that MetLife had decided to no longer offer the General American Funds as an investment option for new investments under existing contracts. Additionally, the Directors were informed that MetLife has decided to redeem group pension assets for which it exercises investment discretion that are currently invested in the General American Funds. It was represented to the Directors that the magnitude of the redemption involved (approximately 65% of the General American Funds) together with the lack of new investments would greatly increase the per share expenses borne by the remaining shareholders of the General American Funds and that the General American Funds were not expected to be viable at the resulting asset levels.

     The GACC Directors considered the differences in the investment objectives, policies and strategies and the related risks of each General American Fund and its corresponding Met Fund. The GACC Directors also considered the historical investment performance results of the Funds. In this connection, they noted that no assurance can be given that the Met Funds will achieve any particular level of performance after the Mergers.

     In addition, the GACC Directors considered the investment advisory fee and expense ratio of each Met Fund. Despite the increase in the expense ratio at current asset levels, the GACC Directors determined, on balance, that the Mergers were in the best interests of each of the General American Funds and their shareholders.

Information About the Adviser and Sub-adviser

     Conning is the investment adviser to the General American Funds. MetLife Advisers is the investment adviser to the Met Funds. Conning has contracted with State Street Research as sub-adviser to make day-to-day investment decisions for the Asset Allocation Fund, the Managed Equity Fund, the Mid-Cap Equity Fund and the Small-Cap Equity Fund (collectively, the "General American State Street Funds"). MetLife Advisers has contracted with State Street Research as sub-adviser to make the day-to-day investment decisions for the following Met
Funds: State Street Research Diversified Portfolio, the State Street Research Large Cap Value Portfolio, the State Street Research Aggressive Growth Portfolio and the State Street Research Aurora Portfolio (collectively, the "MSF State Street Funds"). MetLife Advisers has contracted with MetLife as sub-adviser to make the day-to-day investment decisions for the Lehman Brothers(R)Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio and the Morgan Stanley EAFE (R) Index Portfolio (collectively, the "MSF Index Funds"). MetLife Advisers is responsible for overseeing State Street Research's management of each Met Fund and for making recommendations to the Company's Directors as to whether to retain State Street Research and MetLife as sub-advisers from year to year. The Mergers will result in a change of the investment adviser for the General American Funds and, for the General American Funds merging into MSF Index Funds, the sub-adviser. However, for the General American Funds merging into MSF State Street Funds, the sub-adviser will remain the same.

     The address of Conning is 185 Asylum Street, Hartford, Connecticut 06103. The address of MetLife Advisers is 501 Boylston Street, Boston, Massachusetts 02116. The address of State Street Research is One Financial Center, Boston, Massachusetts 02111. The address of MetLife is 485 E U.S. Highway 1, South, 4th Floor, Iselin, New Jersey 08830.

Performance Information

     The charts below show the percentage gain or loss in each calendar year for the last ten years of each General American Fund and each Met Fund for Class A shares. The table following each bar chart lists the average annual total return for shares of the applicable General American Fund and the corresponding Met Fund for the one-year, five-year and ten-year periods, where applicable, ending December 31, 2002. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

     The charts and tables should give you a general idea of how each Fund's return has varied from year to year. They include the effects of Fund expenses, but do not reflect insurance product fees or other charges. Returns would be lower if these charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results.

     a) Bond Index Fund and Lehman Brothers (R) Aggregate Bond Index Portfolio

Bond Index Fund

                    1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
-------------------------------------------------------------------------------------------------
Total Returns      10.39%  -4.04%  19.02%   3.02%   9.34%   8.61%  -2.88%  12.07%   8.39%  10.74%

     During the period shown above, the highest quarterly return was 6.40% for the second quarter of 1995, and the lowest quarterly return was -3.35% for the first quarter of 1994.


Average Annual Returns for Periods Ending December 31, 2002

                                     Past 1 year    Past 5 years   Past 10 years
                                     -----------    ------------   -------------
Bond Index Fund                         10.74%          7.25%          7.26%
Lehman Government/Corporate Index       11.04%          7.62%          7.61%

__________________

Lehman Brothers(R)Aggregate Bond Index Portfolio

                                         1999       2000      2001      2002
-----------------------------------------------------------------------------
Total Returns                           -1.37%     11.40%     7.42%    10.24%

     During the period shown above, the highest quarterly return was 4.76% for the third quarter of 2002, and the lowest quarterly return was -1.18% for the second quarter of 1999.

Average Annual Returns for Periods Ending December 31, 2002

                                     Past 1 year       Since-Inception-(11/1/98)
                                   -----------------   -------------------------
Class A                                10.24%                     6.87%
Lehman Brothers(R)Aggregate Bond
Index                                  10.25%                     7.18%

___________________

     b) Asset Allocation Fund and State Street Research Diversified Portfolio

Asset Allocation Fund

                        1993      1994      1995      1996      1997      1998     1999     2000      2001       2002
------------------------------------------------------------------------------------------------------------------------
Total Returns           9.55%    -3.95%    28.88%    15.66%    18.73%    17.86%   23.37%    1.36%    -6.57%     -14.06%
------------------------------------------------------------------------------------------------------------------------

     During the period shown above, the highest quarterly return was 20.89% for the fourth quarter of 1998, and the lowest quarterly return was -11.04% for the third quarter of 1998.

Average Annual Returns for Periods Ending December 31, 2002

                               Past 1 year          Past 5 years        Past 10 years
                           -----------------     -----------------   ------------------
Asset Allocation Fund           -14.06%                3.42%               8.22%
S&P 500 Index                   -22.09%               -0.58%               9.34%

___________________

State Street Research Diversified Portfolio

                        1993      1994      1995      1996      1997      1998     1999     2000      2001       2002
------------------------------------------------------------------------------------------------------------------------
Total Returns          12.76%    -3.08%    27.03%    14.50%    20.58%    19.63%    8.72%    1.03%    -6.33%     -13.88%
------------------------------------------------------------------------------------------------------------------------

     During the period shown above, the highest quarterly return was 11.68% for the second quarter of 1997, and the lowest quarterly return was -9.50% for the third quarter of 2002.


Average Annual Returns for Periods Ending December 31, 2002

                                               Past 1 year         Past 5 years       Past 10 years
                                             ---------------     ----------------    ----------------
Class A                                          -13.88%               1.17%              7.35%
S & P 500 Index                                  -22.09%              -0.58%              9.34%
Lehman Brothers(R)Aggregate Bond Index            10.25%               7.55%              7.51%

______________________

     c)   Managed Equity Fund and State Street Research Large Cap Value
          Portfolio

Managed Equity Fund

                        1993      1994      1995      1996      1997      1998     1999     2000      2001       2002
------------------------------------------------------------------------------------------------------------------------
Total Returns           8.87%    -3.58%    33.37%    20.92%    23.29%    14.19%    3.04%   12.62%     1.89%     -23.20%

     During the period shown above, the highest quarterly return was 24.00% for the fourth quarter of 1998, and the lowest quarterly return was -21.42% for the third quarter of 2002.

Average Annual Returns for Periods Ending December 31, 2002

                                  Past 1 year         Past 5 years       Past 10 years
                                ----------------    ----------------   -----------------
Managed Equity Fund                 -23.20%               0.73%               8.03%
Barra Value Index                   -20.85%              -0.85%               9.39%
S & P 500 Index                     -22.09%              -0.58%               9.34%

____________________

State Street Research Large Cap Value Portfolio

Because the Fund commenced operations on May 1, 2002, it does not yet have a full calendar year of investment performance.

_____________________

     d)   S&P 500 Index Fund and MetLife Stock Index Portfolio

S&P 500 Index Fund

                 1993      1994      1995      1996     1997    1998      1999      2000      2001       2002
----------------------------------------------------------------------------------------------------------------
Total Returns    9.83%     1.15%     36.85%   22.89%   32.80%   28.15%    20.57%    -8.65%   -12.00%    -22.10%
----------------------------------------------------------------------------------------------------------------

     During the period shown above, the highest quarterly return was 21.24% for the fourth quarter of 1998, and the lowest quarterly return was -17.18% for the third quarter of 2002.



Average Annual Returns for Periods Ending December 31, 2002

                                        Past 1 year          Past 5 years         Past 10 years
                                      ----------------    ------------------    -----------------
S&P 500 Index Fund                        -22.10%                -0.66%                9.15%
S&P 500 Index                             -22.09%                -0.58%                9.34%

________________________

MetLife Stock Index Portfolio

                            1993      1994      1995      1996     1997    1998      1999      2000      2001       2002
---------------------------------------------------------------------------------------------------------------------------
Total Returns               9.54%     1.18%     36.87%   22.66%   32.19%   28.23%    20.79%    -9.34%   -12.13%    -22.32%

     During the period shown above, the highest quarterly return was 21.28% for the fourth quarter of 1998, and the lowest quarterly return was -17.37% for the third quarter of 2002.


Average Annual Returns for Periods Ending December 31, 2002

                        Past 1 year         Past 5 years          Past 10 years
                      ---------------     ----------------      ----------------
Class A                   -22.32%               -0.84%                 8.96%
S&P 500 Index             -22.09%               -0.58%                 9.34%

     e)   Mid-Cap Equity Fund and State Street Research Aggressive Growth
          Portfolio

Mid-Cap Equity Fund

                    1994      1995       1996       1997       1998       1999       2000       2001       2002
-----------------------------------------------------------------------------------------------------------------
Total Returns      -0.83%    21.09%     19.46%     34.46%     -1.48%     14.09%     -11.31%    -26.28%    -27.16%

     During the period shown above, the highest quarterly return was 22.28% for the fourth quarter of 1998, and the lowest quarterly return was -25.58% for the third quarter of 2001.


Average Annual Returns for Periods Ending December 31, 2002

                                                                        Since Inception
                                    Past 1 year        Past 5 years          (2/1/93)
                                  ---------------   ----------------    -----------------
Mid-Cap Equity Fund                   -27.16%            -11.75%              1.70%
Russell MidCap Growth Index           -27.41%             -1.82%              6.64%

__________________

State Street Research Aggressive Growth Portfolio

                       1993      1994      1995       1996       1997       1998       1999       2000       2001       2002
------------------------------------------------------------------------------------------------------------------------------
Total Returns          22.64%    -1.89%    29.50%      7.73%      6.67%     13.70%     33.24%      -7.62%    -23.76%    -28.72%
------------------------------------------------------------------------------------------------------------------------------

     During the period shown above, the highest quarterly return was 33.85% for the fourth quarter of 1999, and the lowest quarterly return was -25.40% for the third quarter of 2001.


Average Annual Returns for Periods Ending December 31, 2002

                                           Past 1 year          Past 5 years         Past 10 years
                                        -----------------    -----------------     -----------------
Class A                                      -28.72%              -5.33%                3.14%
Russell MidCap  Growth Index                 -27.41%              -1.82%                6.71%

__________________

     f)   Small-Cap Equity Fund and State Street Research Aurora Portfolio

Small-Cap Equity Fund

                       1998       1999       2000       2001       2002
------------------------------------------------------------------------
Total Returns         -9.78%     -3.93%       7.30%     17.15%    -16.88%

     During the period shown above, the highest quarterly return was 22.32% for the fourth quarter of 2001, and the lowest quarterly return was -27.36% for the third quarter of 2002.

Average Annual Returns for Periods Ending December 31, 2002

                                                                        Since Inception
                                Past 1 year           Past 5 years         (5/1/97)
                              ----------------     -----------------    ---------------
Small-Cap Equity Fund              -16.88%              -1.96%                3.07%
Russell 2000(R)Index               -20.48%              -1.36%                3.30%

______________________

State Street Research Aurora Portfolio

                   2001     2002
---------------------------------
Total Returns     15.98%  -21.31%

     During the period shown above, the highest quarterly return was 21.60% for the fourth quarter of 2001, and the lowest quarterly return was -26.86% for the third quarter of 2002.

Average Annual Returns for Periods Ending December 31, 2002


                                                                Since Inception
                                         Past 1 year                (7/1/2000)
                                       -----------------        ----------------
Class A                                    -21.31%                     4.81%
Russell 2000(R)Value Index                 -11.43%                     6.55%

_______________________

     g)   International Index Fund and Morgan Stanley EAFE (R) Index Portfolio

International Index Fund

                 1994     1995     1996     1997     1998     1999     2000     2001     2002
---------------------------------------------------------------------------------------------
Total Returns   6.42%    8.35%    7.40%    2.27%   19.76%   29.08%  -14.74%  -20.97%  -14.97%

     During the period shown above, the highest quarterly return was 21.82% for the fourth quarter of 1998, and the lowest quarterly return was -18.63% for the third quarter of 2002.


Average Annual Returns for Periods Ending December 31, 2002

                                                                             Since Inception
                                   Past 1 year         Past 5 years              (2/1/93)
                                -----------------    ------------------     -----------------
International Index Fund              -14.97%              -2.40%               3.96%
MSCI EAFE(R)Index                     -15.94%              -2.89%               4.04%

_____________________

Morgan Stanley EAFE (R) Index  Portfolio

                   1999     2000     2001     2002
----------------------------------------------------
Total Returns     24.90%  -14.48%  -21.73%  -16.65%

     During the period shown above, the highest quarterly return was 16.19% for the fourth quarter of 1999, and the lowest quarterly return was -19.79% for the third quarter of 2002.

Average Annual Returns for Periods Ending December 31, 2002

                                                            Since Inception
                                     Past 1 year               (11/1/98)
                                   -----------------       -----------------
Class A                                -16.65%                     -6.57%
MSCI EAFE(R)Index                      -15.94%                     -5.61%

___________________________


Information About the Rights of Shareholders

     The following is a summary of the major differences between the governing documents and laws applicable to the Company (of which the Met Funds are a part) and GACC (of which the General American Funds are a part).

   Organization

     GACC and the Company are organized as Maryland corporations. Both GACC and the Company are registered open-end management investment companies under the Investment Company Act of 1940 (the "1940 Act").

   Shareholder Voting--Generally

     The Articles of Incorporation of the Company (the "Met Articles") and the Articles of Incorporation of GACC (the "GACC Articles") provide that all shares of all series shall vote as a single class, and not by series or class, except when otherwise required by law or if only one or more particular series or classes are affected by the matter under consideration, in which case only the affected series or classes vote. The Met Articles specify that the Board, in its sole discretion, determines whether only one or more particular series or classes is affected by the matter under consideration, while the GACC Articles do not specify how this determination is to be made.

   Shareholder Meetings

     The By-Laws of the Company (the "Met Bylaws") require an annual meeting of shareholders only in years in which shareholder action is needed on any one or more of the following: (1) the election of directors; (2) approval of an investment advisory agreement; (3) ratification of the selection of independent auditors; or (4) approval of a distribution agreement. Thus, the Met Funds are not required to hold a shareholder meeting each year. Similarly, the GACC Bylaws do not require an annual meeting be held each year providing instead that an annual meeting of shareholders for the purpose of electing directors and such other business as may come before the meeting be held at such time as the GACC Directors may determine.

     The Met Bylaws permit a special meeting of the shareholders to be called for any purpose by a majority of the board of directors, the chairman of the board or the president. In addition, the Met Bylaws allow for shareholders to act by written consent in lieu of a meeting upon written consent signed by the holders of all outstanding stock having voting power. By contrast, the Bylaws of GACC (the "GACC Bylaws") also allow for special shareholder meetings to be called by the president of GACC at the request of the holders of 25% of the outstanding shares entitled to vote.

   Quorums

     Unlike the Met Bylaws, which provide that one-third of the directors (but no fewer than two) constitutes a quorum for the transaction of business, the GACC Bylaws provide that a majority of directors constitutes a quorum for the transaction of business.

    Indemnification of Directors and Officers

     Pursuant to Maryland law and the Met Bylaws, the Company shall indemnify current and former directors and officers of the Company to the extent permitted by Maryland law. The GACC Bylaws indemnify current and former directors, officers and employees of GACC, to the extent permitted by applicable law, against all judgments, fines, penalties, settlements and reasonable expenses incurred in connection with or resulting from any threatened or actual claim, action, suit or proceeding, whether criminal, civil, administrative or investigative, in which they may become involved as a party or otherwise by reason of being or having been a director, officer or employee.

     Other than for directors, the Company is required to indemnify or advance expenses only to the extent specifically approved by resolution of the Board of Directors. In addition, no indemnification or advance payment is provided to directors or officers who engage in willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Met Bylaws also provide that no advance payment is provided unless the director or officer undertakes to repay the advance unless (A) it is determined that such director or officer is entitled to the indemnification, and (B)(i) the director or officer provides a security for the undertaking, (ii) the Company is insured against losses arising from any unlawful advance, or (iii) a majority of a quorum of the disinterested non-party directors, or an independent legal counsel by written opinion, determines that there is no reason to believe that the person will be found to be entitled to the indemnification.

     In connection with the proposed Mergers, MetLife has agreed to provide up to $10 million in indemnification coverage for the GACC Directors to the extent that (i) GACC would have been obligated to indemnify the Directors under its Bylaws; and (ii) the assets of the Met Fund or Met Funds that are obligated under the Merger Agreements to indemnify the Directors are insufficient.

     Sub-advisers

     The Company relies upon an exemptive order from the SEC that permits MetLife Advisers to enter into new subadvisory agreements with either a current or a new sub-adviser that is not an affiliate of MetLife Advisers or the Company without obtaining shareholder approval. The Company's Directors must approve any new subadvisory agreements under the exemptive order, and the Company must also comply with certain other conditions.

     The exemptive order also permits the Company to continue to employ an existing sub-adviser, or to amend an existing subadvisory agreement, without shareholder approval after certain events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Company's Directors. The Company will notify shareholders of any sub-adviser changes and any other event of which notification is required under the order. GACC does not rely on such an exemptive order, so that all changes of subadviser, or amendment to subadvisory agreements, require a shareholder vote, except as otherwise permitted by SEC rules or interpretations.

Federal Income Tax Consequences

     Provided that the contracts funded through the separate accounts of the Insurance Companies qualify as annuity contracts under Section 72 of the Code or life insurance contracts under Section 7702 of the Code, each Merger will not create any tax liability for owners of the contracts.

     The closing of each Merger will be conditioned on receipt of an opinion from Ropes & Gray to the effect that, on the basis of existing law under specified sections of the Code, for federal income tax purposes:

..    the Merger will constitute a reorganization within the meaning of Section
     368(a) of the Code, and General American Fund and the corresponding Met Fund will be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

..    under Section 361 of the Code, no gain or loss will be recognized to the
     General American Fund upon the transfer of its assets to the Met Fund in exchange for the Met Fund shares and the assumption by the Met Fund of the General American Fund's liabilities, or upon the distribution of such Met Fund shares to the shareholders of the General American Fund;

..    under Section 1032 of the Code, no gain or loss will be recognized to the
     Met Fund upon the receipt of the assets of the General American Fund in exchange for the assumption of the obligations of the General American Fund and issuance of the Met Fund shares;

..    under Section 362(b) of the Code, the tax basis of the assets of the
     General American Fund acquired by the Met Fund will be the same as the basis of those assets in the hands of the General American Fund immediately prior to the transfer;

..    under Section 1223(2) of the Code, the holding period of the assets of the
     General American Fund in the hands of the Met Fund will include the period during which those assets were held by the General American Fund;

..    under Section 354 of the Code, the General American Fund shareholders will recognize no gain or loss upon exchange of their shares of the General American Fund for the Met Fund shares;

..    under Section 358 of the Code, the aggregate tax basis of the Met Fund shares to be received by each shareholder of the General American Fund will be the same as the aggregate tax basis of the shares of the General American Fund exchanged therefor;

..    under Section 1223(l) of the Code, the holding period of the Met Fund shares received by each shareholder of the General American Fund will include the holding period for the General American Fund shares exchanged for the Met Fund shares; provided such shares of the General American Fund were held as a capital asset on the date of the exchange; and

..    the Met Fund will succeed to and take into account the items of the General
     American Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     The opinion will be based on certain factual certifications made by officers of GACC and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Mergers will be as described above.

     Prior to the closing of the Mergers, the General American Funds will declare a distribution which, together with all previous distributions, will have the effect of distributing to their shareholders all of their investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing date.

Required Vote for the Proposal

     Approval of each Merger Agreement will require the affirmative vote of a majority of the shares of the applicable General American Fund outstanding at the record date for the Meeting.

     THE DIRECTORS OF GENERAL AMERICAN CAPITAL COMPANY UNANIMOUSLY RECOMMEND APPROVAL OF THE MERGER AGREEMENTS.

                            III. General Information

Voting Information

     The GACC Directors are soliciting voting instructions in connection with the Meeting, which has been called to be held at 2:00 p.m. Eastern Time on April 25, 2003, at the offices of Metropolitan Life Insurance Company, 501 Boylston, Boston, Massachusetts 02116. The meeting notice, this Prospectus/Proxy Statement and voting instruction forms are being mailed to contract holders beginning on or about March 24, 2003.

   Information About Voting Instructions and the Conduct of the Meeting

     Solicitation of Voting Instructions. Voting instructions will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but voting instructions may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of GACC, by its agents or by personnel or agents of the Insurance Companies.

     Voting Process. The shares of the General American Funds are currently sold to Insurance Companies as the record owners for allocation to the corresponding investment divisions or sub-accounts of certain of their separate accounts. Most of those shares of the General American Funds are attributable to variable insurance and annuity contracts. Other outstanding General American Funds shares are not attributable to variable insurance contracts, because such shares are
(a) attributable to the Insurance Company's assets in one of the registered separate accounts, (b) held in a separate account that is not registered as an investment company, or (c) held in the Insurance Company's general account rather than in a separate account.

     Record owners of the common stock of each General American Fund as of 4:00 p.m., Eastern Time, on January 31, 2003 (the "Record Time"), will be entitled to vote and may cast one vote for each share held. A majority of the shares of each General American Fund outstanding at the Record Time, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of that General American Fund at the Meeting.

     In accordance with their understanding of current applicable law, the Insurance Companies will vote the shares of the General American Funds that are attributable to variable insurance or annuity contracts based on instructions received from owners of such contracts that participate in the corresponding investment divisions in the separate accounts. The number of shares of a General American Fund held in the corresponding investment division of a separate account deemed attributable to each variable insurance or annuity contract owner is determined by dividing a variable life insurance policy's or variable benefit option's cash value or a variable annuity contract's accumulation units (or if variable annuity payments are currently being made, the amount of the Insurance Company's reserves attributable to that variable annuity contract), as the case may be, in that division by the net asset value of one share in the General American Fund.

     Each General American Fund currently issues one class of shares. For purposes of determining the number of General American Fund shares for which a variable insurance or annuity contract owner is entitled to give voting instructions, the Insurance Companies use the per share net asset value for the General American Fund shares that are offered under that contract. Fractional votes will be counted. The number of shares for which a variable insurance or annuity contract owner has a right to give voting instructions is determined as of the Record Time.

     Shares of each General American Fund held in an investment division attributable to variable insurance and annuity contracts for which no timely instructions are received or that are not attributable to variable insurance and annuity contracts will be represented at the Meeting by the record owners and voted in the same proportion as the shares for which voting instructions are received for all variable insurance and annuity contracts participating in that investment division. GACC has been advised that General American Fund shares held in the general account or unregistered separate accounts of the Insurance Companies will be represented at the Meeting by the record owners and voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the other shares that are voted in proportion to such voting instructions.

     If an enclosed voting instruction form is completed, executed and returned, it may nevertheless be revoked at any time before the Meeting by a written revocation or later voting instruction form.

     Address of Underwriters. The GACC Series does not have an underwriter or distributor. The address of the Zenith Series' principal underwriter, New England Securities Corporation, is 399 Boylston Street, Boston, Massachusetts 02116.

     Outstanding Shares and Shareholders. As of the Record Time, the following number of shares of the General American Funds were outstanding and entitled to vote:

            Bond Index Fund............................       4,696,412.375
            Asset Allocation Fund......................       1,790,336.754
            Managed Equity Fund........................         899,762.560
            S&P 500 Index Fund.........................      11,537,402.574
            Mid-Cap Equity Fund........................         397,131.161
            Small-Cap Equity Fund......................       1,014,848.010
            International Index Fund...................         632,336.183

     The Insurance Companies have informed the Company and GACC that, as of the Record Time, there were no persons owning contracts which would entitle them to instruct the Insurance Companies with respect to 5% or more of the voting securities of a General American Fund or Met Fund. The Officers and Directors of the Company and GACC owned less than 1% of the outstanding shares of any Met Fund and General American Fund, respectively.

     Because the Insurance Companies own 100% of the shares of the Company and GACC, they may be deemed to control (as that term is defined in the 1940 Act) the Company and GACC.

     Adjournments; Other Business. An adjournment of the Meeting requires the affirmative vote of a majority of the total number of shares of the General American Funds that are present in person or by proxy. The Meeting has been called to transact any business that properly comes before it. The only business that management of GACC intends to present or knows that others will present is approval of the Mergers. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of GACC has previously received written contrary instructions from the shareholder entitled to vote the shares.

     Shareholder Proposals at Future Meetings. The GACC Bylaws and Maryland law allow for shareholder meetings to be called by the GACC Directors, and do not require GACC to hold an annual meeting in any year in which GACC is not required to elect directors pursuant to the 1940 Act. Shareholder proposals to be presented at any future meeting of shareholders of the General American Funds or GACC must be received by GACC in writing a reasonable amount of time before GACC solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to General American Capital Company, 700 Market Street, Saint Louis, Missouri 63101, Attention: Secretary.

Costs of Mergers

     MetLife Advisers or its affiliates will bear the costs of each Merger, except for portfolio transaction costs incurred by the Funds in connection with the purchase or sale of portfolio securities that are permitted investments of the Funds and governmental fees required in connection with the registration or qualification under applicable and federal laws of the shares of the Met Fund to be issued. The costs to be borne by MetLife Advisers will include, among other costs, the costs of this Prospectus/Proxy Statement. In the event that a Merger is not consummated, MetLife Advisers will bear all of the costs and expenses incurred by both the General American Fund and the Met Fund in connection with the Mergers.

                                                                      Appendix A

                                      MODEL
                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of February 14, 2003 by and between (i) General American Capital Company (the " Acquired Company"), a Maryland corporation formed on November 15, 1985, on behalf of the [Fill In Name of Acquired Fund] (the "Acquired Fund"), a series of the Acquired Company, and (ii) Metropolitan Series Fund, Inc. (the "Acquiring Company"), a Maryland corporation formed on November 23, 1982, on behalf of the [Fill In Name of Acquiring Fund] (the "Acquiring Fund"), a series of the Acquiring Company.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for shares of beneficial interest of the Acquiring Fund, the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and the distribution of such shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a) The Acquired Company, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the "assets belonging to" the Acquired Fund (as such phrase is used in the Articles of Incorporation of the Acquired Company, as supplemented through the date hereof) as set forth in paragraph 1.2;

(b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof), including without limitation any indemnification obligations of the Acquired Fund (collectively, the "Obligations"). For the avoidance of doubt, it is hereby expressly agreed that the Obligations include the obligation to indemnify any person who shall at any time have served as a director or officer of the Acquired Company, to the full extent described in the Acquired Company's By-laws as in effect on the date of this Agreement and permitted by applicable law, provided, however, that any findings, determinations or appointments relating to any such indemnification that are made after the Closing Date (as defined below) and that under the Acquired Company's By-laws would be made by the directors of the Acquired Company (or a committee or sub-group thereof) shall instead be made by the directors of the Acquiring Company (or a similar committee or sub-group thereof). It is hereby further expressly agreed that such indemnification obligation shall extend to claims made and losses, damages and costs incurred after the Closing Date but arising from actions or omissions occurring before the Closing Date (including but not limited to actions or omissions relating to this Agreement, the transactions contemplated hereby and the approval thereof by the directors and officers of the Acquired Fund); and

(c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets and the assumption of such liabilities (i) the number of full and fractional Class A shares of the Acquiring Fund determined by dividing the net asset value of shares of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A share of the Acquiring Fund, computed in the manner and as of the time and date set forth in paragraph 2.2 (with the shares of the Acquiring Fund to be issued and delivered in accordance with this subparagraph (c) being referred to herein as the "Acquiring Shares"). Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets belonging to the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date"), including any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute to its shareholders of record (the "Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Each Acquired Fund Shareholder shall be entitled to receive that proportion of Acquiring Shares which the number of shares of the Acquired Fund held by such Acquired Fund Shareholder bears to the total number of shares of that class of the Acquired Fund outstanding on the Valuation Date. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

     1.4 With respect to Acquiring Shares distributable pursuant to paragraph
1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Company will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Company has been notified by the Acquired Fund or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 Any obligation of the Acquired Fund to make filings with governmental authorities is and shall remain the responsibility of the Acquired Fund through the Closing Date and up to and including such later date on which the Acquired Fund is terminated.

     1.6 As promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, which shall have been reviewed by Deloitte & Touche LLP and certified by the Treasurer of the Acquired Fund.

     1.7 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the Acquired Company's Articles of Incorporation and the laws of the State of Maryland, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2.   VALUATION.

     2.1 For the purpose of paragraph 1, the value of the assets of the Acquired Fund shall be equal to the net asset value of all then outstanding shares of the Acquired Fund computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures as adopted by the Board of Trustees of the Acquiring Company, and shall be certified by an authorized officer of the Acquired Company.

     2.2 For the purpose of paragraph 1, the net asset value of a Class A share of the Acquiring Fund shall be the net asset value per share of such class computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures as adopted by the Board of Trustees of the Acquiring Company.

3.   CLOSING AND CLOSING DATE.

     3.1 The Closing Date shall be on April 28, 2003 or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. on the Closing Date at the offices of Metropolitan Life Insurance Company, located at 501 Boylston Street, Boston, Massachusetts, or at such other time and/or place as the parties may agree.

     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S.

Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank and Trust Company, custodian for [Fill In Name of Acquiring Fund], a series of the Metropolitan Series Fund, Inc."

  3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or general trading thereon shall be restricted, or
(b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the original Valuation Date, this Agreement may be terminated by either of the Acquired Company or the Acquiring Company upon the giving of written notice to the other party.

  3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of each class of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Acquired Company. The Acquiring Company shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Company shall provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

  3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.   REPRESENTATIONS AND WARRANTIES.

  4.1 The Acquired Company, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Company and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

  (a) The Acquired Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its property and assets and to conduct its business as currently conducted;

  (b) The Acquired Company is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "SEC") as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Articles of Incorporation of the Acquired Company and the 1940 Act;

  (c) The Acquired Company is not in violation in any material respect of any provision of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Company is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

  (d) The Acquired Company has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

  (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

  (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments as at and for the two years ended December 31, 2002, of the Acquired Fund, audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2002;

  (g) Since December 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

  (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports or any assessments received by the Acquired Fund shall have been paid so far as due and adequate provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

  (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of Subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Acquired Company nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Sections 852 or 4982 of the Code, except as previously disclosed in writing to and accepted by the Acquiring Fund. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder. For all taxable years and all applicable quarters of the Acquired Fund from the date of its inception, the assets of the Acquired Fund have been sufficiently diversified that each segregated asset account investing all its assets in the Acquired Fund was adequately diversified within the meaning of Section 817(h) of the Code and applicable regulations thereunder;

  (j) The authorized capital of the Acquired Company consists of 500 million shares of common stock, par value $0.01 per share. One hundred thirty million shares of common stock have been allocated to the respective series of stock issued by each of the Acquired Company's funds, of which_______ shares are authorized for the Acquired Fund. The outstanding shares in the Acquired Fund have the characteristics described in the Acquired Fund's current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus"). All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

  (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to and accepted by the Acquiring Fund;

  (l) The execution, delivery and performance of this Agreement has been duly authorized by the Directors of the Acquired Company, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

  (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

  (n) The information provided by the Acquired Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 and any information provided by the Acquired Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

  (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico);

  (p) At the Closing Date, the Acquired Company, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to and accepted by the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of December 31, 2002, referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date;

  (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain "diversified" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the then current prospectus or prospectuses and the statement of additional information or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus"), as amended through the Closing Date; and

  (r) No registration of any of the Investments under the Securities Act or under any state securities or blue sky laws would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to and accepted by the Acquiring Fund; and

  (s) The Prospectus/Proxy Statement of the Acquired Fund referred to in Section
5.3 hereof, as filed with the SEC, and relating to the meeting of the Acquired Fund's shareholders referred to in Section 5.2 hereof (together with the documents incorporated therein by reference, the "Prospectus/Proxy Statement"), on the date of such filing (i) complied in all material respects with the provisions of the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 5.2 hereof and on the Closing Date, the Prospectus/Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this paragraph shall apply to statements in or omissions from the Prospectus/Proxy Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the Prospectus/Proxy Statement.


  4.2 The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Company and to the Acquired Fund as of the date hereof, as applicable, and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

  (a) The Acquiring Company is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has the power to own all of its property and assets and to conduct its business as currently conducted;

  (b) The Acquiring Company is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Articles of Incorporation of the Acquiring Company and the 1940 Act;

  (c) The Acquiring Fund Prospectus conforms in all material respects with the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

  (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

  (e) The Acquiring Company is not in violation in any material respect of any provisions of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Company is a party or by which the Acquiring Fund is bound, if any, and the execution, delivery and performance of this Agreement will not result in any such violation;

  (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

  (g) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets and the schedule of investments as at and for the two years ended December 31, 2002, of the Acquiring Fund, audited by Deloitte & Touche LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since December 31, 2002;

  (h) Since December 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

  (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, all federal and other taxes shown to be due on said returns and reports or any assessments received by the Acquiring Fund shall have been paid so far as due and adequate provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to any such return;

  (j) For all taxable years and all applicable quarters of such years form the date of its inception, the Acquiring Fund has met the requirements of Subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. For all taxable years and all applicable quarters of the Acquiring Fund from the date of its inception, the assets of the Acquiring Fund have been sufficiently diversified that each segregated asset account investing all its assets in the Acquiring Fund was adequately diversified within the meaning of Section 817(h) of the Code and applicable regulations thereunder;

  (k) The authorized capital of the Acquiring Company consists of 3 billion shares of common stock, par value of $0.01 per share, of which _____ shares are authorized for the Acquiring Fund. The outstanding shares in the Acquiring Fund are, and at the Closing Date will be, divided into [Class A shares, Class B shares and Class E shares], each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Company, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of common stock in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date (except such rights as the Acquiring Fund may have pursuant to this Agreement);

  (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

  (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Company, and this Agreement constitutes the valid and binding obligation of the Acquiring Company and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

  (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares in the Acquiring Fund, and will be fully paid and non-assessable by the Acquiring Company, and no shareholder of the Acquiring Company will have any preemptive right of subscription or purchase in respect thereof;

  (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph
5.3 and any information furnished by the Acquiring Fund for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

  (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws.

5.   COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

      The Acquiring Company, on behalf of the Acquiring Fund, and the Acquired Company, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

  5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business may include regular and customary periodic dividends and distributions and any trading activities in anticipation of the transactions contemplated hereby.

  5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

  5.3 In connection with the meeting of the Acquired Fund Shareholders referred to in paragraph 5.2, the Acquired Fund will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Company will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

  5.4 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the Acquiring Fund becomes aware that the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

  5.5 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take or cause to be taken all actions and do or cause to be done all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

  5.6 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Company and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

  6.1 The Acquiring Company, on behalf of the Acquiring Fund, shall have delivered to the Acquired Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Acquired Company and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Company on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Company and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

  6.2 The Acquired Company shall have received a favorable opinion from Ropes & Gray, counsel to the Acquiring Company, dated the Closing Date and in a form satisfactory to the Acquired Company, to the following effect:

  (a) The Acquiring Company is a corporation duly organized and validly existing under the laws of the State of Maryland and has corporate power and authority necessary to own all of its properties and assets and to carry on its business substantially as described in the Prospectus/Proxy Statement and the Acquiring Fund is a separate series of the Acquiring Company duly constituted in accordance with the applicable provisions of the 1940 Act and the Articles of Incorporation of the Acquiring Company; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus/Proxy Statement and Registration Statement referred to in paragraph 5.3 comply with all applicable provisions of federal securities laws, this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights and general principles of equity; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares of the Acquiring Fund, assuming that as consideration for such shares not less than the net asset value and the par value of such shares has been paid and that the conditions set forth in this Agreement have been satisfied; and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect of such shares; (e) the execution and delivery by the Acquiring Company on behalf of the Acquiring Fund of this Agreement did not, and the performance by the Acquiring Company and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Company's Articles of Incorporation or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Company or the Acquiring Fund is a party or by which either of them is bound, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquiring Company or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Maryland state court or governmental authority is required for the consummation by the Acquiring Company or the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained; (g) after inquiry of officers of the Acquiring Company by such counsel, but without having made any other investigation, there is no legal or governmental proceeding relating to the Acquiring Company or the Acquiring Fund on or before the date of mailing of the Prospectus/Proxy Statement or the date hereof which is required to be described in the Registration Statement referred to in paragraph 5.3 which is not disclosed therein; (h) the Acquiring Company is duly registered with the SEC as an investment company under the 1940 Act; and (i) to the knowledge of such counsel, after having made inquiry of officers of the Acquiring Company but without having made any other investigation there is no litigation, or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Acquiring Company or the Acquiring Fund or any of their respective properties or assets that places in question the validity or enforceability of, or seeks to enjoin the performance of, the Acquiring Company's obligations under this Agreement, and neither the Acquiring Company nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

  7.1 The Acquired Company, on behalf of the Acquired Fund, shall have delivered to the Acquiring Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Company and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Company and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their part to be performed or satisfied under this Agreement at or prior to the Closing Date;

  7.2 The Acquiring Company shall have received a favorable opinion from Ropes & Gray, dated the Closing Date and in a form satisfactory to the Acquiring Company, to the following effect:

  (a) The Acquired Company is a corporation duly organized and validly existing under the laws of the State of Maryland and has corporate power and authority necessary to own all of its properties and assets and to carry on its business substantially as described in the Prospectus/Proxy Statement and the Acquired Fund is a separate series of the Acquired Company duly constituted in accordance with the applicable provisions of the 1940 Act and the Articles of Incorporation and By-laws of the Acquired Company; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Prospectus/Proxy Statement and Registration Statement referred to in paragraph 5.3 comply with all applicable provisions of federal securities laws, this Agreement constitutes the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights and general principles of equity; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it under this Agreement, and, upon consummation of the transactions contemplated by this Agreement, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery by the Acquired Company on behalf of the Acquired Fund of this Agreement did not, and the performance by the Acquired Company and the Acquired Fund of their respective obligations hereunder will not, violate the Acquired Company's Articles of Incorporation or By-laws, or any provision of any agreement known to such counsel to which the Acquired Company or the Acquired Fund is a party or by which either of them is bound, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Company or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Maryland state court or governmental authority is required for the consummation by the Acquired Company or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained; (f) after inquiry of officers of the Acquired Company by such counsel, but without having made any other investigation, there is no legal or governmental proceeding relating to the Acquired Company or the Acquired Fund on or before the date of mailing of the Prospectus/Proxy Statement or the date hereof which is required to be described in the Registration Statement referred to in paragraph 5.3 which is not disclosed herein; (g) the Acquired Company is duly registered with the SEC as an investment company under the 1940 Act; (h) to the knowledge of such counsel, after having made inquiry of officers of the Acquired Company but without having made any other investigation, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Acquired Company or the Acquired Fund or any of their respective properties or assets that places in question the validity or enforceability of, or seeks to enjoin the performance of, the Acquired Company's obligations under this Agreement, and neither the Acquired Company nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects either of their respective businesses; and (i) all issued and outstanding shares of the Acquired Fund are validly issued, fully paid and non-assessable, assuming that as consideration for such shares not less than the net asset value of such shares has been paid, and assuming that such shares were issued in accordance with the Acquired Fund's registration statement, or any amendments thereto, in effect at the time of such issuance.

  7.3 The Acquired Fund shall have furnished to the Acquiring Fund tax returns, signed by a partner of Deloitte & Touche LLP, for the fiscal year ended December 31, 2002 and signed pro forma tax returns for the period from December 31, 2002 to the Closing Date (which pro forma tax returns shall be furnished promptly after the Closing Date).

  7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's (i) excess investment excludable from gross income under Section 103 of the Code over deductions disallowed under Sections 265 and 171 of the Code, (ii) investment company taxable income for its taxable years ending on or after December 31, 2002 and on or prior to the Closing Date (in each case computed without regard to any deduction for dividends paid), and (iii) all of its net capital gains realized in each of its taxable years ending on or after December 31, 2002 and on or prior to the Closing Date.

  7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Acquired Company, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

  7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date, and the Acquired Fund shall have delivered to the Acquiring Fund a statement of assets and liabilities of the Acquired Fund as of the Valuation Date, prepared in accordance with generally accepted accounting principles consistently applied from the prior audited period, certified by the Treasurer of the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

      The respective obligations of the Acquired Company and the Acquiring Company hereunder are each subject to the further conditions that on or before the Closing Date:

  8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

  8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

  8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state blue sky and securities authorities) deemed necessary by the Acquired Company or the Acquiring Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

  8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

  8.5 The Acquired Company and the Acquiring Company shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquired Company and the Acquiring Company substantially to the effect that, for federal income tax purposes:

  (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

  (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

  (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

  (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

  (e) The Acquired Fund Shareholders will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

  (f) The tax basis of the Acquiring Shares to be received by each Acquired Fund Shareholder will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

  (g) The holding period of the Acquiring Shares to be received by each Acquired Fund Shareholder will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

  (h) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

  8.6 At any time prior to the Closing, any of the foregoing conditions of this paragraph 8 may be waived jointly by the Board of Directors of the Acquired Company and the Board of Directors of the Acquiring Company if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9.   FEES AND EXPENSES.

  9.1 Except as otherwise provided in this paragraph 9, MetLife Advisers, LLC, by countersigning this Agreement, agrees that it will bear any and all costs and expenses of the transaction incurred by the Acquiring Fund and the Acquired Fund, including without limitation portfolio transaction costs incurred by the Acquiring Fund or the Acquired Fund in connection with the sale of portfolio securities that are not permitted investments of the Acquiring Fund; provided, however, that MetLife Advisers, LLC will not bear portfolio transaction costs incurred by the Acquiring Fund or the Acquired Fund in connection with the purchase or sale of portfolio securities that are permitted investments of the Acquiring Fund or the Acquired Fund, as the case may be; provided, further, that the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Acquiring Shares under applicable state and federal laws.

  9.2 In the event the transactions contemplated by this Agreement are not consummated, then MetLife Advisers, LLC agrees that it shall bear all of the costs and expenses incurred by both the Acquiring Fund and the Acquired Fund in connection with such transactions.

  9.3 Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages.

  9.4 Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

  10.1 The Acquired Company on behalf of the Acquired Fund and the Acquiring Company on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant to the other not set forth herein and that this Agreement constitutes the entire agreement between the parties.

  10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.4, 1.5, 1.6, 1.7, 3.4, 4.2(g), 7.3, 9, 10, 13 and 14.

11.   TERMINATION.

  11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Company and the Acquired Company. In addition, either the Acquiring Company or the Acquired Company may at its option terminate this Agreement at or prior to the Closing Date because:

  (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

  (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

  (c) If the transactions contemplated by this Agreement have not been substantially completed by July 31, 2003, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Acquired Company and the Acquiring Company; or

  (d) If the Board of Directors of the Acquiring Fund or the Board of Directors of the Acquired Fund, as the case may be, determines that the termination of this Agreement is in the best interests of its shareholders.

  11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12.   AMENDMENTS.

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Company on behalf of the Acquired Fund and the Acquiring Company on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.   NOTICES.

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid courier, telecopy or certified mail addressed to: (i) General American Capital Company, 700 Market Street, St. Louis, MO 63101, attn: Secretary; or (ii) Metropolitan Series Fund, Inc., 501 Boylston Street, Boston, MA 02116, attn:
Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE; FINDERS' FEES.

  14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

  14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

  14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

  14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

  14.5 A copy of the Articles of Incorporation of the Acquired Company and the Acquiring Company are on file with the Secretary of State of the State of Maryland, and notice is hereby given that no trustee, director, officer, agent or employee of either the Acquired Company or the Acquiring Company shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

  14.6 The Acquired Company, on behalf of the Acquired Fund, and the Acquiring Company, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                               GENERAL AMERICAN CAPITAL COMPANY,
                               on behalf of its _____________

                               By: /s/ William S. Slater
                                  ----------------------------------------------

                               Name: William S. Slater
                                    --------------------------------------------


                               Title: President
                                     -------------------------------------------

ATTEST:
By: /s/ Christopher A. Martin
   -----------------------------------------

Name: Christopher A. Martin
     --------------------------------------------
Title: Secretary
      -------------------------------------------

                                  METROPOLITAN SERIES FUND, INC.,
                                  on behalf of its ________


                                  By:  /s/ John F. Guthrie, Jr.
                                      ------------------------------------------
                                  Name:  John F. Guthrie, Jr.
                                       -----------------------------------------
                                  Title: Senior Vice President
                                        ----------------------------------------
ATTEST:

  By:   /s/ Thomas M. Lenz
      -------------------------------------------
  Name: Thomas M. Lenz
       ------------------------------------------
  Title: Secretary
        -----------------------------------------

                                  Agreed and accepted as to paragraph 9
                                  only:

                                  METLIFE ADVISERS, LLC

                                  By:  /s/ John F. Guthrie, Jr.
                                      ------------------------------------------
                                  Name:  John F. Guthrie, Jr.
                                       -----------------------------------------
                                  Title: Senior Vice President
                                        ----------------------------------------
ATTEST:

  By:  /s/ Thomas M. Lenz
      ----------------------------------------------
  Name: Thomas M. Lenz
       ---------------------------------------------
  Title: Secretary
        --------------------------------------------

                                                                      Appendix B

                 INFORMATION ABOUT THE MET FUNDS AND THE COMPANY

This section is designed to give you information about each Met Fund and the Company and is based on information contained in the Prospectus of the Company effective May 1, 2003.

                       A. INFORMATION ABOUT THE MET FUNDS

This section discusses the principal investment strategies and risks of investing in each Met Fund. However, the Met Funds may invest in securities and engage in certain investment practices not discussed below. For more information about these securities, strategies and related risks, please see the Company's Statement of Additional Information (the "SAI"). Please call the toll-free number listed on the front page of this Prospectus/Proxy Statement to receive a free copy of the SAI.

State Street Research Diversified Portfolio

Investment Objective

The investment objective of the Fund is high total return while attempting to limit investment risk and preserve capital.

Principal Investment Strategies

State Street Research, subadviser to the Fund, invests the Fund's assets in equity securities, fixed-income securities and short-term money market instruments. The amount of assets invested in each type of security will depend upon economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks of each type of security.

The Fund's investments in equity securities will be in stocks and convertible securities that have long-term growth potential.

The Fund's fixed-income investments will be in INVESTMENT GRADE fixed-income securities, including debt securities issued by the U.S. Treasury or any U.S. government agency, mortgage-backed securities (both privately issued and issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities) and ASSET-BACKED SECURITIES, including collateralized mortgage obligations ("CMOs") and collateralized debt obligations ("CDOs"), U.S. dollar-denominated debt securities of foreign issuers and corporate debt. The Fund may also invest in securities through Rule 144A and other private placement transactions. In addition, the Fund may invest up to 20% of its total assets in HIGH YIELD SECURITIES. It may also invest up to 20% of its total assets in foreign securities (defined as securities not denominated in the U.S. dollar) and up to 10% of its total assets in securities of issuers located in developing or emerging market countries. The 10% limit on emerging market securities will not be counted toward the limits on foreign or high yield securities. No combination of investments in high yield securities, foreign securities or emerging market securities will exceed 30% of the Fund's total assets.

The Fund's high yield securities may include convertible bonds, convertible preferred stocks, warrants and other securities attached to high yield bonds or other fixed-income securities.

INVESTMENT GRADE: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard &Poor's (or any other nationally recognized rating agency) are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as "investment grade."

ASSET-BACKED SECURITIES are bonds and notes backed by certain assets, such as anticipated car loan or credit card payments.

Fixed-income securities that are below investment grade quality are referred to as HIGH YIELD SECURITIES (commonly known as "junk bonds"). High yield securities are typically riskier than investment grade securities.

The Fund may use FUTURES CONTRACTS, options, swaps and other derivatives to attempt to reduce the interest rate or currency risk of the Fund or to adjust the Fund's DURATION.

With respect to the money market portion, the Fund may invest in the highest quality, U.S. dollar denominated, short-term money market instruments or in U.S. government securities. The Fund may invest in COMMERCIAL PAPER, asset-backed securities and U.S. dollar-denominated securities issued by foreign companies or banks or their U.S. affiliates. The Fund may invest the entire money market portion of its assets in any one type of security. The money market instrument portion of the Fund's assets will be invested in securities that have a remaining maturity of less than 13 months, and the dollar weighted average maturity of those securities will not be more than 90 days.

As a fundamental policy, the Fund limits investment in securities of foreign issuers (excluding ADRs) up to 10% of total assets, except that 25% may be invested in securities issued, assumed or guaranteed by foreign governments or their instrumentalities, assumed or guaranteed by domestic issuers or issued, assumed or guaranteed by foreign issuers with a class of securities listed on the New York Stock Exchange. If ADRs are included, the Fund may invest up to 35% of its assets in foreign securities.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some securities index, currency or interest rate on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

DURATION is an estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the Fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by about 5%.

COMMERCIAL PAPER is a kind of money market instrument issued to raise money for short-term purposes. Commercial paper may be issued by corporations to raise cash for their short-term, day-to-day, operational needs. Asset-backed commercial paper may be issued by intermediate trusts or similar entities that form pools of credit-card receivables or other assets used to back the commercial paper. Corporate or asset backed commercial paper and other asset-backed securities are traded primarily among institutions.

Investment Selection

Equity Securities. In selecting stocks, State Street Research generally attempts to identify the industries that over the long-term will grow faster than the economy as a whole. State Street looks for companies within those industries and others that appear most capable of sustained growth. These companies usually are large, established entities whose size, financial resources and market share may enable them to maintain competitive advantages and leadership positions. The Fund may also invest in stocks that are selling below what State Street Research believes to be their intrinsic values as well as cyclical stocks believed to be at attractive points in their market cycles.

Fixed-income Securities. In selecting fixed-income securities, State Street Research establishes duration targets based on economic and monetary factors affecting interest rates and bond market returns. State Street Research also allocates the Fund's fixed-income investments among bond market sectors (such as U.S. Treasury securities, U.S. government agency securities, mortgage-backed or asset-backed securities, and corporate debt securities) based upon its evaluation of the relative price and yield attractiveness of the various sectors. State Street Research also decides how the Fund's fixed-income portfolio should be positioned along the yield curve by selecting securities in certain maturity ranges based upon the relative price and yield attractiveness of those maturities. When selecting particular fixed-income securities that will satisfy the desired duration, yield curve positioning and sector weighting for the overall fund, State Street Research relies primarily on its own research regarding the credit quality, yield characteristics and interest rate sensitivity of individual securities. State Street Research monitors and adjusts the investments of the Fund's fixed-income portion to try to maintain a duration generally within 1 1/2 years of the Lehman Brothers Government/Credit Index. As of December 31, 2002, the duration of this index was 5.13 years.

Money Market Instruments. In selecting money market instruments, State Street Research invests in short-term U.S. Government securities and corporate and asset-backed securities rated in the highest rating category by any two of Standard & Poor's, Moody's, or any other nationally recognized rating services (or by one rating service if only one such rating service has rated the security). U.S. Government securities include securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The Fund may also invest in unrated securities, if they are determined by State Street Research to be of comparable quality. Such securities include short-term corporate debt securities such as commercial paper, asset-backed securities, bank certificates of deposit, banker's acceptances and master demand notes.

Principal Investment Risks

Investing in the Fund involves risks. The Fund may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Portfolio include:

..    A general decline in U.S. stock or U.S. or foreign fixed-income markets.

..    Poor performance of individual equity securities held by the Fund or of large capitalization stocks in general.

..    Potentially rapid price changes (volatility) of equity securities.

..    Poor performance of individual fixed-income securities, including individual high yield debt securities, held by the Fund, which may be due to interest rate, credit or market risk.

..    Poor performance of the classes of fixed-income securities held by the
     Fund, including high yield debt securities.

..    Poor performance of equity securities relative to fixed-income securities when State Street Research emphasizes investment in equity securities, or poor performance of fixed-income securities relative to equity securities when State Street Research invests relatively more of the Fund's assets in fixed-income securities.

..    The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

More About Investment Strategies and Risks

Equity Securities. In general, equity securities are considered more volatile than fixed income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Fixed-income Securities. Fixed-income securities involve both CREDIT RISK and MARKET RISK, which includes INTEREST RATE RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder may receive less from the issuer than it paid for the security.

High Yield Securities. High yield securities, or "junk bonds," have a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of LEVERAGE. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer's securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price.

CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

INTEREST RATE RISK reflects the fact that the values of fixed income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed income securities will tend to decline. Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is a PREMIUM.

LEVERAGE in this context is a measure of how much a company has borrowed in relation to its shareholders' equity.

Foreign Securities. In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Fund's investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Emerging Markets. The Fund may invest in emerging markets, which are generally located in the Asia-Pacific Region, Eastern Europe, Latin and South America and Africa. In addition to the risks of foreign securities described above (which are potentially greater for emerging markets securities than for other foreign securities), emerging markets securities may be subject to other risks, including increased risks of reduced liquidity, high inflation rates, political uncertainty, high administrative and regulatory costs, repatriation of income and less advantageous investment terms relative to foreign nationals.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. State Street Research may use certain techniques, such as FORWARD CONTRACTS and futures contracts, to manage these risks. However, State Street Research cannot assure that these techniques will be effective.

Derivatives. The Fund may use DERIVATIVES to "hedge" or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Fund may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Fund will also give up the opportunity for gain from a favorable shift in currency rates. These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Fund could make or lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Fund may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Fund.

A FORWARD CONTRACT is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are a kind of derivative.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as currency, an interest rate or a security. OPTIONS AND SWAP CONTRACTS are types of derivatives.

An OPTION is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A SWAP CONTRACT involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

Rule 144A and other Private Placement Securities. The Fund may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Fund may not, however, purchase any security if, as a result, more than 15% of the Fund's net assets would be invested in securities considered to be illiquid by State Street Research.

Convertible Securities. The Fund may invest in convertible securities, which are fixed-income securities that may later convert to an underlying equity security. Prior to conversion, convertible securities have the same general characteristics as other fixed income securities, and the price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price ("out of the money"). When the price of the underlying equity security is greater than the conversion price ("in the money"), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Warrants. The Fund may invest in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant's price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Zero (or Step) Coupons. The Fund may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund and the

Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Fund to liquidate portfolio securities at a disadvantageous time. These securities involve special credit and duration risks, as their value could decline substantially by the time interest is actually paid, which may be at any time from a few days to a number of years.

Asset-backed Securities. The Fund may invest in asset-backed securities, which represent interests in pools of debt (including interests in pools of debt other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that payments may be made more slowly, and rates of default may be higher, than expected on the underlying obligations. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

Payment-in-Kind (PIK) Securities. The Fund may invest in payment-in-kind securities, such as bonds paying current interest payments in additional bonds instead of cash. Because PIKs do not pay current interest in cash, their values may fluctuate more widely in response to interest rate changes than do the values of ordinary bonds.

Structured Securities. The Fund may invest in structured securities, which are securities issued by an entity holding underlying instruments producing cash flows. The cash flows of the underlying instruments may be apportioned among classes of structured securities to create securities with different investment characteristics. Other types of structured securities may be linked by a formula to the price of an underlying instrument. These types of structured securities are generally more volatile than direct investments in their underlying instruments.

When-issued Securities. The Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Exchange Traded Funds. The Fund may invest in exchange traded funds ("ETFs"). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Fund's investments in the ETF will fall if the value of the underlying securities declines. The Fund will bear its proportionate share of the ETF's fees and expenses.

Collateralized Mortgage Obligations (CMOs). The Fund may invest in CMOs, which are fixed-income securities that are collateralized by a portfolio of mortgages or mortgage securities. The underlying mortgages or mortgage securities of the CMOs purchased by the Fund are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, but the CMOs themselves may not be so issued or guaranteed. Therefore, CMOs are often riskier than other U.S. Government securities. These securities are valued based on expected prepayment rates. The risks associated with prepayment of the obligations makes these securities more volatile in response to changing interest rates than other fixed-income securities.

New Securities. The Fund may invest in newly developed types of securities and related instruments that have characteristics similar to other fixed-income investments, are being traded through the institutional trading desks of broker-dealers and asset managers, and have attributes and risk profiles consistent with the Fund's objective and strategies.

Portfolio Management

As of December 31, 2002, State Street Research managed approximately $39.6 billion in assets. State Street Research, an affiliate of MetLife, is located at One Financial Center, Boston, Massachusetts 02111.

State Street Research's Fixed Income Team is responsible for managing the fixed-income portion and making decisions with regard to duration targets, yield curve positioning and weightings of sectors and types of securities. The equity portion of the Fund is managed by Mr. John T. Wilson as the lead portfolio manager and by Mr. Greg Markel as portfolio manager. Mr. Wilson has been responsible for the day-to-day management of the equity portion of the Fund since July 1996. He became the lead portfolio manager in May 2003. Mr. Wilson, a managing director, joined State Street Research in 1996. Mr. Markel has assisted with the management of the Fund since 1997, and became a portfolio manager of the Fund in May 2003. Mr. Markel, a vice president, joined State Street Research in 1997.

The Fund pays MetLife Advisers an investment advisory fee at the annual rate of 0.50% for the first $500 million of the Fund's average daily net assets, 0.45% for the next $500 million, and 0.40% for amounts over $1 billion. For the year ended December 31, 2002, the Fund paid MetLife Advisers an investment advisory fee of 0.44% of the Fund's average daily net assets.

State Street Research Large Cap Value Portfolio

Investment Objective

The investment objective of the Fund is long-term growth of capital.

Principal Investment Strategies

State Street Research, subadviser to the Fund, under normal market conditions, invests at least 80% of the Fund's net assets in a portfolio of large capitalization stocks, which may include common and preferred stocks, convertible securities and warrants. You will receive 60 days' prior notice if this 80% minimum is going to change. State Street Research considers large capitalization companies to be those with market capitalizations at the time of investment within the range of companies included in the Russell 1000 Index or a similar index. A stock will continue to be considered a large capitalization company if the company has moved outside this range and the Fund may continue to hold the stock if State Street Research believes the stock remains an attractive investment. As of June 30, 2002, the smallest company in the Russell 1000 Index had a market capitalization of approximately $1.3 billion. In the future, State Street Research may define large capitalization companies using a different index or classification system. The Fund may also invest up to 20% of its net assets in stocks of companies which are not large capitalization companies. This 20% may also include other securities, such as bonds and growth stocks.

Stock Selection. In choosing among stocks, State Street Research uses a value approach and invests primarily in those companies that appear, in the opinion of State Street Research, to be trading below their true worth. State Street Research uses research to identify potential investments, examining such features as a company's financial condition, business prospects, competitive position and business strategy. State Street Research looks for companies that appear likely to come back in favor with investors, for reasons that may range from good prospective earnings and strong management teams to the introduction of new products and services.

Principal Investment Risks

Investing in the Fund involves risks. The Fund may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Fund include:

A general decline in the U.S. stock market. Poor performance of individual stocks held by the Fund, of large capitalization stocks, or of value stocks in general.

..    Potentially rapid price changes (volatility) of equity securities.

..    The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

More About Investment Strategies and Risks

Equity Securities. In general, equity securities are considered more volatile than fixed-income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization stocks.

Investment Style Risk. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Fixed-income Securities. Fixed-income securities involve both CREDIT RISK and MARKET RISK, which includes INTEREST RATE RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a premium when it bought the security, the holder may receive less from the issuer than it paid for the security.

CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

INTEREST RATE RISK reflects the fact that the values of fixed income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed income securities will tend to decline. Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Convertible Securities. The Fund may invest in convertible securities, which are fixed-income securities that may later convert to an underlying equity security. Prior to conversion, convertible securities have the same general characteristics as other fixed income securities, and the price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price ("out of the money"). When the price of the underlying equity security is greater than the conversion price ("in the money"), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Warrants. The Fund may invest in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant's price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Foreign Securities. In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Fund's investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. State Street Research may use certain techniques, such as FORWARD CONTRACTS OR FUTURES CONTRACTS, to manage these risks. However, State Street Research cannot assure that these techniques will be effective.

Derivatives. The Fund may use derivatives to "hedge" or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Fund may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Fund will also give up the opportunity for gain from a favorable shift in currency rates. These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Fund could make or lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Fund may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Fund.

When-issued Securities. The Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Exchange Traded Funds. The Fund may invest in exchange traded funds ("ETFs"). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Fund's investments in the ETF will fall if the value of the underlying securities declines. The Fund will bear its proportionate share of the ETF's fees and expenses.

A FORWARD CONTRACT is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. OPTIONS and SWAP CONTRACTS are other types of derivatives.

An OPTION is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A SWAP CONTRACT involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

Portfolio Management

As of December 31, 2002, State Street Research managed approximately $39.6 billion in assets. State Street Research, an affiliate of Metropolitan Life Insurance Company, is located at One Financial Center, Boston, Massachusetts 02111.

Peter A. Zuger has been responsible for the Fund's day-to-day management since its inception. A senior vice president, he joined the firm in 1998 and has worked as an investment professional since 1976. Prior to joining State Street Research, Mr. Zuger served as a portfolio manager with American Century Investment Management. The Fund pays MetLife Advisers an investment advisory fee at the annual rate of 0.70% of the first $250 million of the Fund's average daily net assets, 0.65% for the next $500 million, and 0.60% for amounts over $750 million. From May 1,

2002 to December 31, 2002, the Fund paid MetLife Advisers annualized investment advisory fees equal to 0.70% of the Fund's average daily net assets.

State Street Research Aggressive Growth Portfolio

Investment Objective

The investment objective of the Fund is maximum capital appreciation.

Principal Investment Strategies

State Street Research, subadviser to the Fund, invests, under normal market conditions, at least 65% of the Fund's total assets in equity securities of medium size companies. For these purposes, equity securities may include common and preferred stocks, convertible securities and warrants. State Street Research generally expects that most investments will be in companies with market capitalizations within the range of the market capitalizations of companies in the Russell Midcap Growth Index, or a similar index. As of June 30, 2002, the Russell Midcap Index included companies with market capitalizations ranging from $1.3 to $10.8 billion. The Fund reserves the flexibility to also invest up to 35% of the Fund's total assets in other securities across the full spectrum from small to large capitalization issuers. Other securities may also include other types of equity securities, as well as U.S. government securities and corporate bonds rated INVESTMENT GRADE at the time of purchase and their unrated equivalents. State Street Research may adjust the composition of the Fund as market conditions and economic outlooks change.

INVESTMENT GRADE: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's (or any other nationally recognized rating agency) are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as "investment grade."

Stock Selection. In selecting stocks, State Street Research takes a growth approach, searching primarily for companies whose earnings appear to be growing at a faster rate than the earnings of an average company. State Street Research generally attempts to identify the industries that over the long-term will grow faster than the economy as a whole. State Street Research looks for companies within those industries that appear to have the potential to sustain earnings growth, or companies within industries experiencing increasing demand.

Principal Investment Risks

Investing in the Fund involves risks. The Fund may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Fund include:

..    A general decline in U.S. and foreign stock markets.

..    Poor performance of individual stocks held by the Fund, of mid cap stocks, or of growth stocks in general.

..    Potentially rapid price changes (volatility) of equity securities.

..    The risks associated with investments in foreign securities. Foreign securities may be subject to less regulation and additional regional, national and currency risk.

More About Investment Strategies and Risks

Equity Securities.. In general, equity securities are considered more volatile than fixed income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investment Style Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Market Capitalization. The stocks of midcap companies involve potentially greater risks and higher volatility than those of larger companies. Midcap stocks do not always have as much growth potential as smaller capitalization stocks. The stocks of small capitalization companies may under perform the broad equity markets and may be more volatile than other stocks because they have limited marketability. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Foreign Securities. In addition to the risks associated with securities generally, foreign securities present additional risks. As a fundamental policy, the Fund limits investment in securities of foreign issuers (excluding ADRs) up to 10% of total assets, except that 25% may be invested in securities issued, assumed or guaranteed by foreign governments or their instrumentalities, assumed or guaranteed by domestic issuers or issued, assumed or guaranteed by foreign issuers with a class of securities listed on the New York Stock Exchange. If ADRs are included, the Fund may invest up to 35% of its assets in foreign securities.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Fund's investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. State Street Research may use certain techniques, such as FORWARD CONTRACTS, to manage these risks. However, State Street Research cannot assure that these techniques will be effective.

Derivatives. The Fund may use derivatives to "hedge" or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Fund may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Fund will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Fund could make or lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Fund may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Fund.

A FORWARD CONTRACT is an agreement to buy or sell securities or currencies on a specified future date at a specific price. Forward contracts are one kind of derivative.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. OPTIONS and SWAP CONTRACTS are other types of derivatives.

An OPTION is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A SWAP CONTRACT involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

Rule 144A and other Private Placement Securities. The Fund may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Fund may not, however, purchase any security if, as a result, more than 15% of the Fund's net assets would be invested in securities considered to be illiquid by State Street Research.

When-issued Securities. The Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Convertible Securities. The Fund may invest in convertible securities, which are fixed-income securities that may later convert to an underlying equity security. Prior to conversion, convertible securities have the same general characteristics as other fixed- income securities, and the price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price ("out of the money"). When the price of the underlying equity security is greater than the conversion price ("in the money"), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Warrants. The Fund may invest in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant's price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Exchange Traded Funds. The Fund may invest in exchange traded funds ("ETFs"). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Fund's investments in the ETF will fall if the value of the underlying securities declines. The Fund will bear its proportionate share of the ETF's fees and expenses.

Fixed-income Securities. Fixed-income securities involve both CREDIT RISK and MARKET RISK, which includes INTEREST RATE RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder may receive less from the issuer than it paid for the security.

CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

INTEREST RATE risk reflects the fact that the values of fixed income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is a PREMIUM.

Portfolio Management

As of December 31, 2002, State Street Research managed approximately $39.6 billion in assets. State Street Research, an affiliate of Metropolitan Life Insurance Company, is located at One Financial Center, Boston, Massachusetts 02111.

Eileen Leary has been responsible for the Fund's day-to-day management since October 2002. A senior vice president, she joined State Street Research in 1989 and has been an investment professional since 1993.

The Fund pays MetLife Advisers an investment advisory fee at the annual rate of 0.75% for the first $500 million of the Fund's average daily net assets, 0.70% for the next $500 million, and

0.65% for amounts over $1 billion. For the year ended December 31, 2002, the Fund paid MetLife Advisers an investment advisory fee of 0.73% of the Fund's average daily net assets.

State Street Research Aurora Portfolio

Investment Objective

The investment objective of the Fund is high total return, consisting principally of capital appreciation.

Principal Investment Strategies

State Street Research, subadviser to the Fund, under normal market conditions, invests at least 65% of the Fund's total assets in small-cap stocks which in the opinion of State Street Research are value stocks. Although a universal definition of small capitalization companies does not exist, the Fund generally defines small capitalization companies as those whose market capitalizations are similar to the market capitalizations of companies in the Russell 2000 Value Index or the S&P Small Cap 600 Index. The Fund may continue to hold or buy additional shares of a company that no longer is of comparable size if State Street Research continues to believe that those shares are an attractive investment. The Fund's stock investments may include common and preferred stocks, convertible securities and warrants.

State Street Research may adjust the composition of the Fund's holdings as market conditions and economic outlooks change and reserves the right to invest up to 35% of the Fund's total assets in other securities, which would generally consist of other types of equity securities, such as larger company stocks, growth stocks, preferred stock, convertible bonds or warrants. The Fund may also invest up to 5% of total assets in HIGH YIELD DEBT securities that, at the time of purchase, are as low in credit quality as the Standard & Poor's or Moody's C rating category, or their unrated equivalents. Any other bond investments must be investment grade at the time of purchase, or U.S. government securities.

INVESTMENT GRADE: Moody's and Standard & Poor's are rating agencies that assign a "credit rating" to fixed-income securities and issuers based on the agency's evaluation of the risk that the issuer will default on its obligations. Securities or issuers that earn one of the top four ratings from Moody's or Standard & Poor's (or any other nationally recognized rating agency) are considered "investment grade." In this Prospectus, unrated securities that, in the subadviser's judgment, are of similar quality to other securities rated investment grade are also referred to as "investment grade."

Fixed-income securities that are below investment grade quality are referred to as HIGH YIELD debt (commonly known as "junk bonds"). High yield debt is typically riskier than investment grade securities.

Stock Selection. In choosing among small company stocks, State Street Research takes a value approach, searching for those companies that appear, in the opinion of State Street Research, to be trading below their true worth. State Street Research uses research to identify potential investments, examining such features as a firm's financial condition, business prospects, competitive position and business strategy. State Street Research looks for companies that appear likely to come back into favor with investors, for reasons that may range from good prospective earnings or strong management teams to new products or services.

Principal Investment Risks

Investing in the Fund involves risks. The Fund may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Fund include:

..    A general decline in the U.S. stock market.

..    Poor performance of individual stocks held by the Fund or of value stocks in general.

..    Potentially rapid price changes (volatility) of equity securities.

..    Poor performance of small capitalization issuers relative to the performance of issuers with large capitalizations. Small capitalization companies may involve greater risks due to greater price volatility and less available public information.

..    Poor performance of fixed-income securities, including high yield debt securities, held by the Fund, which may be due to interest rate, credit or market risk.

..    The risks associated with investments in foreign securities, which may be subject to less regulation and additional regional, national and currency risk. These risks are increased for emerging market securities.

More About Investment Strategies and Risks

Equity Securities. In general, equity securities are considered more volatile than fixed income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization. The stocks of small capitalization companies may under perform the broad equity markets and may be more volatile than other stocks because they have limited marketability. Small capitalization companies may have limited product lines, markets, financial resources or management experience. There is typically less publicly available information about small capitalization companies.

Investment Style Risk. The price of value stocks may fall, or simply may not increase very much, if the market does not agree with the subadviser's view of the value of the stock. Value stocks may not perform as well as growth stocks or as the stock market in general.

Foreign Securities. In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Fund's investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers.

Regional and National Risk. News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country. State Street Research may use certain techniques, such as FORWARD CONTRACTS or FUTURES CONTRACTS, to manage these risks. However, State Street Research cannot assure that these techniques will be effective.

Derivatives. The Fund may use derivatives to "hedge" or protect its assets from an unfavorable shift in securities prices or interest rates, to maintain exposure to the broad equity markets or to enhance return. The Fund may also use derivatives to attempt to avoid the risk of an unfavorable shift in currency rates. In so doing, the Fund will also give up the opportunity for gain from a favorable shift in currency rates.

These derivatives, even when used to manage risk, are themselves subject to risks, and therefore may not serve their intended purpose. If the price of a derivative moves in unexpected ways in relation to the security or index on which the derivative is based, the Fund could make or lose more money than if it had invested directly in the underlying security. This added volatility increases the risk of these investments. In addition, the Fund may not be able to terminate or sell derivatives under some market conditions, which could result in substantial losses. Derivatives involve credit risk if the other party to the derivative should fail to meet its obligations to the Fund.

A FORWARD CONTRACT is an agreement to buy or sell securities or currencies on a specified future date at a specific price.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options and swap contracts are other types of derivatives.

AN OPTION is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

A SWAP CONTRACT involves an agreement where one party exchanges payments equal to a floating interest rate or currency exchange rate on a specified amount and the other party agrees to make payments equal to a fixed rate on the same amount for a specified period.

Convertible Securities. The Fund may invest in convertible securities, which are fixed-income securities that may later convert to an underlying equity security. Prior to conversion, convertible securities have the same general characteristics as other fixed income securities, and the price of a convertible security will normally fluctuate in response to interest rates and other factors bearing on the price of fixed-income securities when the price of the underlying equity security is less than the conversion price ("out of the money"). When the price of the underlying equity security is greater than the conversion price ("in the money"), the value of the convertible security will normally tend to fluctuate to a greater extent in conjunction with the price of the underlying security.

Warrants. The Fund may invest in warrants. Warrants are rights to purchase common stocks at specific prices valid for a specific period of time. A warrant's price will normally fluctuate in the same direction as the prices of its underlying securities but may have substantially more volatility. Warrant holders receive no dividends and have no voting rights with respect to the underlying security.

Exchange Traded Funds. The Fund may invest in exchange traded funds ("ETFs"). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Fund's investments in the ETF will fall if the value of the underlying securities declines. The Fund will bear its proportionate share of the ETF's fees and expenses.

Fixed-income Securities. Fixed-income securities involve both CREDIT RISK and MARKET RISK, which includes INTEREST RATE RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder may receive less from the issuer than it paid for the security.

CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

INTEREST RATE RISK reflects the fact that the values of fixed income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is a PREMIUM.

High Yield Securities. High yield securities, or "junk bonds," have a higher credit risk and market risk than investment grade fixed-income securities. Issuers could have high credit risk for many reasons, including problems with product development or distribution, reductions in market share or overall sales, competition in their markets or a high degree of LEVERAGE. High yield securities have higher market risk for a variety of reasons, including greater sensitivity to interest rate changes and economic downturns, and the difficulty some issuers may have when trying to obtain additional financing. Also, high yield securities may be difficult to value, and if other investors believe that a certain issuer's securities are overvalued, the holder may be unable to sell those securities for what it believes is an adequate price. LEVERAGE in this context is a measure of how much a company has borrowed in relation to its shareholders' equity.

Initial Public Offerings. The Fund's investments in initial public offerings ("IPOs") can have a significant positive impact on performance because of large gains in initial trading. This impact on performance will be greater when the Fund's asset base is smaller, and thus will decline as the Fund's assets grow. Because the availability and performance of IPOs are dependent on a number of factors, there can be no assurance that this positive impact on performance can be sustained in the future.

Rule 144A and other Private Placement Securities. The Fund may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors, such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. The Fund may not, however, purchase any security if, as a result, more than 15% of the Fund's net assets would be invested in securities considered to be illiquid by State Street Research.

When-issued Securities. The Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Portfolio Management

As of December 31, 2002, State Street Research managed approximately $39.6 billion in assets. State Street Research, an affiliate of Metropolitan Life Insurance Company, is located at One Financial Center, Boston, Massachusetts 02111.

State Street Research's Small-Cap Value Team has been responsible for the Fund's day-to-day management since May 2003.

The Fund pays MetLife Advisers an investment advisory fee at the annual rate of 0.85% for the first $500 million of the Fund's average daily net assets, 0.80% for the next $500 million, and 0.75% for amounts over $1 billion. For the year ended December 31, 2002, the Fund paid MetLife Advisers an investment advisory fee of 0.85% of the Fund's average daily net assets.

All Index Funds

Principal investment strategies applicable to all the Index Funds: Each Index Fund has an investment objective to equal the performance of a particular index. Certain strategies common to all of the Index Funds are discussed in the next paragraph below. Thereafter, the unique aspects of the investment objective and principal strategies of each Index Fund are discussed.

In addition to securities of the type contained in its index, each Fund also expects to invest in exchange traded funds securities index futures contracts and/or related options to simulate full investment in the index while retaining liquidity, to facilitate trading, to reduce transaction costs or to seek higher return when these derivatives are priced more attractively than the underlying security. Also, since the Funds attempt to keep transaction costs low, the portfolio manager generally will rebalance a Fund only if it deviates from the applicable index by a certain percentage, depending on the company, industry, and country, as applicable. Metropolitan Life Insurance Company ("MetLife" ) monitors the tracking performance of the Funds through examination of the "correlation coefficient." A perfect correlation would produce a coefficient of

1.00. MetLife will attempt to maintain a target correlation coefficient of at least .95 for each Fund. The portfolio manager also may rebalance each Fund due to cash flows into and out of the Fund.

Lehman Brothers(R) Aggregate Bond Index Portfolio

Investment Objective

The investment objective of the Fund is to equal the performance of the Lehman Brothers(R) Aggregate Bond Index. Although the Fund tries to mirror the performance of the Lehman Brothers(R) Aggregate Bond Index, its performance will not exactly match the Lehman Brothers(R) Aggregate Bond Index because the Fund incurs operating expenses. The Lehman Brothers(R) Aggregate Bond Index is an unmanaged group of securities, and therefore does not have these expenses.

Principal Investment Strategies

The Lehman Brothers(R) Aggregate Bond Index is comprised of the Lehman Brothers Government/Credit Index, the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Commercial Mortgage-Backed Securities Index. The Fund may continue to hold debt securities that no longer are included in the Lehman Brothers(R) Aggregate Bond Index, if, together with any money market instruments or cash, such holdings are no more than 20% of the Fund's net assets. The types of fixed-income securities included in the Lehman Brothers(R) Aggregate Bond Index are debt obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, debt obligations issued or guaranteed by U.S. corporations, debt obligations issued or guaranteed by foreign companies, sovereign governments, municipalities, governmental agencies or international agencies, ASSET-BACKED SECURITIES and mortgage-backed securities. MetLife, subadviser to the Fund, will invest in a sampling of the bonds included in the Lehman Brothers(R) Aggregate Bond Index. The bonds purchased for the Fund are chosen by MetLife to, as a group, reflect the composite performance of the Lehman Brothers(R) Aggregate Bond Index. MetLife, under normal circumstances, invests at least 80% of the Fund's net assets in debt securities included in the Lehman Brothers(R) Aggregate Bond Index. You will receive 60 days' prior notice if this 80% minimum is going to change.

ASSET-BACKED SECURITIES are bonds and notes backed by certain assets, such as anticipated car loan or credit card payments.

Principal Investment Risks

Investing in the Fund involves risks. The Fund may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Fund include:

..    A general decline in fixed-income security markets.

..    Poor performance of fixed-income securities held by the Fund, which may be due to interest rate, credit or market risk.

More About Investment Strategies and Risks

Fixed-income Securities. Fixed-income securities involve both CREDIT RISK and MARKET RISK, which includes INTEREST RATE RISK. Some fixed-income securities also involve the risk that an issuer will repay the principal or repurchase the security before it matures. If this happens, the holder will no longer receive any interest on that security. The holder could buy another security, but that other security might pay a lower interest rate. Also, if the holder paid a PREMIUM when it bought the security, the holder may receive less from the issuer than it paid for the security.

Zero (or Step) Coupons. The Fund may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the Fund to liquidate portfolio securities at a disadvantageous time. These securities involve special credit and duration risks, as their value could decline substantially by the time interest is actually paid, which may be at any time from a few days to a number of years.

CREDIT RISK is the risk that the security's issuer will not pay the interest, dividends or principal that it has promised to pay.

MARKET RISK is the risk that the value of the security will fall because of changes in market rates of interest or other factors.

INTEREST RATE RISK reflects the fact that the values of fixed income securities tend to fall as interest rates rise. When interest rates go down, interest earned on fixed income securities will tend to decline.

Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security's principal to compensate the seller for the value of the higher interest rate. This additional payment is a PREMIUM.

FUTURES CONTRACTS. The Fund may purchase FUTURES CONTRACTS (or OPTIONS on futures contracts) to maintain exposure to the index. If the price of a futures contract changes more than the price of the index, the Fund could make or lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Fund might not be able to close out futures transactions without incurring substantial losses.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. OPTIONS are another type of DERIVATIVE.

An OPTION is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

Exchange Traded Funds. The Fund may invest in exchange traded funds ("ETFs"). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Fund's investments in the ETF will fall if the value of the underlying securities declines. The Fund will bear its proportionate share of the ETF's fees and expenses.

Portfolio Management

MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. In addition, MetLife is the Fund's principal underwriter and distributor. MetLife also manages its own investment assets and those of certain affiliated companies and other entities. MetLife is a life insurance company which sells insurance policies and annuity contracts. As of December 31, 2002, MetLife's Investment Department managed approximately $3.7 billion Met Funds assets. MetLife is located at 1 Madison Avenue, New York, New York 10010.

The Fund pays MetLife Advisers an investment advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2002, the Fund paid MetLife Advisers an investment advisory fee at the same rate.

MetLife Stock Index Portfolio

Investment Objective

The investment objective of the Fund is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). Although the Fund tries to mirror the performance of the S&P 500 Index, its performance will not exactly match the Index because the Fund incurs operating expenses. The S&P 500 Index is an unmanaged group of securities, and therefore does not have these expenses.

Principal Investment Strategies

The S&P 500 Index consists of 500 common stocks, most of which are listed on the New York Stock Exchange. MetLife, subadviser to the Fund, manages the Fund by purchasing the common stocks of all the companies in the S&P 500 Index. The stocks included in the S&P 500 Index are issued by companies among those whose outstanding stock have the largest aggregate market value, although stocks that are not among the 500 largest are included in the S&P 500 Index for diversification purposes. MetLife, under normal circumstances, invests at least 80% of the Fund's net assets in stocks included in a particular stock index. You will receive 60 days' prior notice if this 80% minimum is going to change.

Principal Investment Risks

Investing in the Fund involves risks. The Fund may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Fund include:

..    A general decline in the U.S. stock market.

..    Poor performance of large capitalization stocks in general.

..    Potentially rapid price changes (volatility) of equity securities.

More About Investment Strategies and Risks

Equity Securities.. In general, equity securities are considered more volatile than fixed income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Market Capitalization. The stocks of large capitalization companies do not always have as much growth potential as smaller and medium capitalization companies.

Index Investing. Unlike actively managed funds, funds that attempt to match the return of an index generally will not use any defensive strategies. An investor, therefore, will bear the market risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Fund or Fund expenses, brief delays that occur until the Fund can invest cash it receives and other tracking errors may result in the Fund's return being lower than the return of the Index.

Futures Contracts. The Fund may purchase FUTURES CONTRACTS (or OPTIONS on futures contracts) to maintain exposure to the index. If the price of a futures contract changes more than the price of the index, the Fund could make or lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Fund might not be able to close out futures transactions without incurring substantial losses.

Exchange Traded Funds. The Fund may invest in exchange traded funds ("ETFs"). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Fund's investments in the ETF will fall if the value of the underlying securities declines. The Fund will bear its proportionate share of the ETF's fees and expenses.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of DERIVATIVE.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security.

OPTIONS are another type of derivative. An option is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

Portfolio Management

MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. In addition, MetLife is the Fund's principal underwriter and distributor. MetLife also manages its own investment assets and those of certain affiliated companies and other entities. MetLife is a life insurance company which sells insurance policies and annuity contracts. As of December 31, 2002, MetLife's Investment Department managed approximately $3.7 billion Met Funds assets. MetLife is located at 1 Madison Avenue, New York, New York 10010.

The Fund pays MetLife Advisers an investment advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2002, the Fund paid MetLife Advisers an investment advisory fee at the same rate.

Morgan Stanley EAFE(R) Index Portfolio

Investment Objective

The investment objective of the Fund is to equal the performance of the MSCI EAFE(R) Index. Although the Fund tries to mirror the performance of the MSCI EAFE(R) Index, its performance will not exactly match the Index because the Fund incurs operating expenses. The MSCI EAFE(R) Index is an unmanaged group of securities, and therefore does not have these expenses.

Principal Investment Strategies

The MSCI EAFE(R) Index (also known as the Morgan Stanley Capital International Europe Australasia Far East Index) is an index containing approximately 1100 equity securities of companies of varying capitalizations in countries outside the United States. As of December 31, 2002, countries included in the MSCI EAFE(R) Index were Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. MetLife, the subadviser to the Fund, invests the Fund's assets in a statistically selected sample of the approximately 1100 stocks included in the MSCI EAFE(R) Index. The stocks purchased for the Fund are chosen by MetLife to, as a group, reflect the composite performance of the MSCI EAFE(R) Index. MetLife, under normal circumstances, invests at least 80% of the Fund's net assets in stocks included in the MSCI EAFE(R) Index. You will receive 60 days' prior notice if this 80% minimum is going to change.

Principal Investment Risks

Investing in the Fund involves risks. The Fund may not perform as well as other investments, and it is possible for investors to lose money. Factors that could harm the investment performance of the Fund include:

..    A general decline in foreign stock markets.

..    Potentially rapid price changes (volatility) of equity securities.

..    The risks associated with investments in foreign securities.

Foreign securities may be subject to less regulation and additional regional, national and currency risk.

More About Investment Strategies and Risks

Equity Securities. In general, equity securities are considered more volatile than fixed income securities. The prices of equity securities will rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Foreign Securities. In addition to the risks associated with securities generally, foreign securities present additional risks.

Regulation and Access to Information. Changes in foreign countries' laws may harm the performance and liquidity of the Fund's investments in those countries. Additionally, many countries have less stringent financial reporting requirements than the United States, so it may be difficult to obtain information to evaluate the business potential of foreign issuers. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments, and rules on foreign transactions may cause delays in the settlement of transactions or in the notification of income. The Fund may have more limited recourse than it would if investing in the United States.

Regional and National Risk. News and events unique to particular regions and foreign countries may affect non-U.S. markets and issuers. These same events may not affect the U.S. economy or similar issuers located in the United States in the same manner. As a result, movements in the prices of foreign securities may not correlate with the prices of U.S. securities.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. These changes may occur in response to events unrelated to the value of the security in the issuer's home country.

Futures Contracts. The Fund may purchase FUTURES CONTRACTS (or OPTIONS on futures contracts) to maintain exposure to the index. If the price of a futures contract changes more than the price of the index, the Fund could make or lose more money than if it had invested directly in the underlying securities. This added volatility increases the risk of these investments. In addition, investors may be unwilling to buy or sell futures contracts under some market conditions. If this happens, the Fund might not be able to close out futures transactions without incurring substantial losses.

Index Investing. Unlike actively managed funds, funds that attempt to match the return of an index generally will not use any defensive strategies. An investor, therefore, will bear the market risk of adverse market conditions with respect to the market segment that the index seeks to match. In addition, transaction costs, other Fund or Fund expenses, brief delays that occur until the Fund can invest cash it receives and other tracking errors may result in the Fund's return being lower than the return of the Index.

Exchange Traded Funds. The Fund may invest in exchange traded funds ("ETFs"). ETFs, such as iShares and SPDRs, are pools of securities. Since the value of an ETF is based on the value of individual securities it holds, the value of the Fund's investments in the ETF will fall if the value of the underlying securities declines. The Fund will bear its proportionate share of the ETF's fees and expenses.

A FUTURES CONTRACT is an obligation to buy or sell an asset on a specified future date, or to pay or receive money based on the value of some security, securities index or currency on a specified future date. Typically, futures contracts are traded on an exchange (rather than entered into between two parties). Futures contracts are one kind of derivative.

A DERIVATIVE is a financial instrument whose value is based on (derived from) changes in the value of something else, such as a currency, an interest rate or a security. Options are another type of derivative. An OPTION is the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

Portfolio Management

MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. In addition, MetLife is the Fund's principal underwriter and distributor. MetLife also manages its own investment assets and those of certain affiliated companies and other entities. MetLife is a life insurance company which sells insurance policies and annuity contracts. As of December 31, 2002, MetLife's Investment Department managed approximately $3.7 billion Met Funds assets. MetLife is located at 1 Madison Avenue, New York, New York 10010.

The Fund pays MetLife Advisers an investment advisory fee at the annual rate of 0.30% of the Fund's average daily net assets. For the year ended December 31, 2002, the Fund paid MetLife Advisers an investment advisory fee at the same rate.

                           Performance and Volatility

The following tables and charts are provided to illustrate the variability of the investment returns that each Fund shown below has earned in the past. Average annual total return measures the performance of a Fund over time, and compares those returns to a representative index. Periods of 1, 5, and 10 years (or since inception as applicable) are presented. In general, as reflected in this section, Funds with higher average annual total returns tend to be more volatile. Also, past performance does not necessarily indicate how a particular portfolio will perform in the future.

The bar charts below show the annual total returns for the Class A shares of each of the Funds for the last ten full calendar years or, if shorter, since the Fund began operations. The table following the bar chart compares the average annual total returns of the Fund to the returns of a relevant broad-based index. This information helps illustrate the volatility of each Fund's returns. These returns do not reflect additional fees charged by Separate Accounts, variable insurance contracts or Qualified Plans (as hereinafter defined) that an investor in the Fund may pay.

State Street Research Diversified Portfolio
-------------------------------------------

                        1993      1994      1995      1996      1997      1998     1999     2000      2001       2002
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Returns          12.76%    -3.08%    27.03%    14.50%    20.58%    19.63%    8.72%    1.03%    -6.33%     -13.88%
------------------------------------------------------------------------------------------------------------------------

During the period shown above, the highest quarterly return was 11.68% for the second quarter of 1997 and the lowest quarterly return was -9.50% for the third quarter of 2002.

Average Annual Total Returns for Periods Ending December 31, 2002

                                       1 Year          5 Years         10 Years
                                       ------          -------         --------

Class A                               -13.88%           1.17%            7.35%
S&P 500 Index                         -22.09%          -0.58%            9.34%
Lehman Brothers Aggregate
   Bond Index                          10.25%           7.55%            7.51%

State Street Research Large Cap Value Portfolio
-----------------------------------------------

Since the Fund commenced operations May 1, 2002, it does not yet have a full calendar year of investment performance.

State Street Research Aggressive Growth Portfolio
-------------------------------------------------

          1993      1994      1995       1996       1997       1998       1999       2000       2001       2002
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Returns         22.64%    -1.89%    29.50%      7.73%      6.67%     13.70%     33.24%      -7.62%    -23.76%    -28.72%
------------------------------------------------------------------------------------------------------------------------------

During the period shown above, the highest quarterly return was 33.85% for the fourth quarter of 1999 and the lowest quarterly return was -25.40% for the third quarter of 2001.

Average Annual Total Returns for Periods Ending December 31, 2002

                                       1 Year          5 Years         10 Years
                                       ------          -------         --------

Class A                               -28.72%          -5.33%            3.14%
Russell MidCap Growth Index           -27.41%          -1.82%            6.71%

State Street Research Aurora Portfolio
--------------------------------------

                   2001     2002
---------------------------------
Total Returns     15.98%  -21.31%
---------------------------------

During the period shown above, the highest quarterly return was 21.60% for the first quarter of 2001 and the lowest quarterly return was -26.80% for the third quarter of 2002.

Average Annual Total Returns for Periods Ending December 31, 2002

                                                       Since
                                       1 Year         Inception
                                       ------         ---------

Class A                               -21.31%           4.81%
Russell 2000 Value Index              -11.43%           6.55%

Lehman Brothers(R) Aggregate Bond Index Portfolio
-------------------------------------------------

                                         1999       2000      2001      2002
-----------------------------------------------------------------------------
Total Returns                           -1.37%     11.40%     7.42%    10.24%

During the period shown above, the highest quarterly return was 4.76% for the third quarter of 2002 and the lowest quarterly return was -1.18% for the second quarter of 1999.

Average Annual Total Returns for Periods Ending December 31, 2002

                                       1 Year       Since Inception
                                       ------       ---------------

Class A                                10.24%            6.87%
Lehman Brothers Aggregate
  Bond Index                           10.25%            7.18%

MetLife Stock Index Portfolio
-----------------------------

                                    [GRAPHIC]

                            1993      1994      1995      1996     1997    1998      1999      2000      2001       2002
---------------------------------------------------------------------------------------------------------------------------
Total Returns               9.54%     1.18%     36.87%   22.66%   32.19%   28.23%    20.79%    -9.34%   -12.13%    -22.32%

During the period shown above, the highest quarterly return was 21.28% for the fourth quarter of 1998 and the lowest quarterly return was -17.37% for the third quarter of 2002.

Average Annual Total Returns for Periods Ending December 31, 2002

                                       1 Year          5 Years         10 Years
                                       ------          -------         --------

Class A                               -22.32%          -0.84%            8.96%
S&P 500 Index                         -22.09%          -0.58%            9.34%

Morgan Stanley EAFE(R) Index Portfolio

                                     [GRAPH]

                1999     2000     2001     2002
-------------------------------------------------
Total Returns   24.90%  -14.48%  -21.73%  -16.65%

During the period shown above, the highest quarterly return was 16.19% for the fourth quarter of 1999 and the lowest quarterly return was -19.79% for the third quarter of 2002.

Average Annual Total Returns for Periods Ending December 31, 2002

                                   1 Year         Since Inception
                                   ------         ---------------
Class A                           -16.65%             -6.57%
MSCI EAFE(R) Index                -15.94%             -5.61%

                                  Fund Expenses

This table describes the fees and expenses that you will pay if you invest in the Funds.

This table does not reflect the variable insurance product fees or any additional expenses that participants in a Qualified Plan (as hereinafter defined) may bear relating to the operations of their plan.

CLASS A SHARES

Shareholder Fees (fees paid directly from your investment)

                                                                                               Maximum Deferred
                                                                                                 Sales Charge
                                                                                              (as a percentage of
                                                         Maximum Sales Charge Imposed on       purchase price or
                                                                    Purchases                  redemption price,
                                                       (as a percentage of offering price)    whichever is lower)
                                                       -----------------------------------    -------------------
State Street Research Diversified Portfolio                           None                            None

State Street Research Large Cap Value Portfolio                       None                            None

State Street Research Aggressive Growth Portfolio                     None                            None

State Street Research Aurora Portfolio                                None                            None

Lehman Brothers(R) Aggregate Bond Index Portfolio                     None                            None

MetLife Stock Index Portfolio                        None                 None

Morgan Stanley EAFE (R) Index Portfolio              None                 None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                                                Total
                                                                                Annual
                                               Distribution                    Portfolio       Fee Waiver        Net
                                Management      and Service       Other        Operating     and/or Expense   Operating
                                   Fees        (12b-1) Fees     Expenses       Expenses       Reimbursement   Expenses
                                   ----        ------------     --------       --------       -------------   --------
State Street Research
Diversified Portfolio              0.44%           0.00%          0.05%/(1)/     0.49%/(1)/

State Street Research
Large Cap Value Portfolio          0.70%           0.00%          1.63%          2.33%         (1.38%)/(2)/      0.95%/(2)/

State Street Research
Aggressive Growth
Portfolio                          0.73%           0.00%          0.06%(1)       0.79%/(1)/

State Street Research
Aurora  Portfolio                  0.85%           0.00%          0.10%          0.95%

Lehman Brothers(R)
Aggregate Bond Index
Portfolio                          0.25%           0.00%          0.09%          0.34%

MetLife Stock Index
Portfolio                          0.25%           0.00%          0.06%          0.31%

Morgan Stanley EAFE(R)
Index Portfolio                    0.30%           0.00%          0.49%          0.79%         (0.04%)/(3)/      0.75%/(3)/

     (1) Each Fund's subadviser directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. The expense information for each Fund does not reflect these reductions or credits. If these reductions or credits were shown, the total annual operating expenses for the State Street Research Diversified Portfolio and the State Street Research Aggressive Growth Portfolio would have been 0.48% and 0.77%, respectively.

     (2) MetLife Advisers has contractually agreed, for the period May 1, 2003 through April 30, 2004, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) of Class A Shares of the Fund to the percentage shown above. This subsidy, and similar subsidies in effect in earlier periods, are subject to the Fund's obligation to repay MetLife Advisers in future years, if any, when the Fund's expenses for Class A Shares fall below the expense limit for Class A Shares that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to the Fund in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy in question; provided, however, that the Fund is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.

     (3) MetLife Advisers has contractually agreed, for the period May 1, 2003 through April 30, 2004, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) of Class A Shares of the Fund as shown above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect any insurance product fees or any additional expenses that participants in a Qualified Plan may bear relating to the operations of their plan.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 Year        3 Years      5 Years       10 Years
                                                        ------        -------      -------       --------
State Street Research Diversified Portfolio              $50           $157           $274        $  616

State Street Research Large Cap Value Portfolio          $97           $595         $1,120        $2,559

State Street Research Aggressive Growth Portfolio        $81           $252           $439        $  978

State Street Research Aurora Portfolio                   $97           $303           $525        $1,166

Lehman Brothers(R) Aggregate Bond Index Portfolio        $35           $109           $191        $  431

MetLife Stock Index Portfolio                            $32           $100           $174        $  393

Morgan Stanley EAFE(R) Index Portfolio                   $77           $248           $435        $  974

                   Additional Information About Each Met Fund

Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same subadvisers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees and different sizes.

Temporary Defensive Positions

Each Fund intends normally to remain fully invested in its respective type of investments. However, for temporary purposes to meet redemptions or for defensive purposes in response to market conditions, each Fund, other than the Lehman Brothers(R) Aggregate Bond Index Portfolio,

MetLife Stock Index Portfolio, and the Morgan Stanley EAFE(R) Index Portfolio (collectively, the "Index Funds"), reserves the right to hold some or a substantial portion of its assets in cash or fixed-income investments. The types of securities in which a Fund may invest for temporary or defensive purposes include U.S. Government securities, investment grade fixed-income securities, money market instruments and REPURCHASE AGREEMENTS. There is no assurance that any Fund will employ a defensive strategy or as to how long a Fund may do so. Although a defensive strategy may help insulate a Fund from a downturn in securities markets, it could prevent the Fund from capturing the gains it would otherwise achieve if the Fund did not employ a defensive strategy. The use of a defensive strategy may prevent a Fund from achieving its investment objective.

REPURCHASE AGREEMENTS are agreements under which a Fund purchases one or more securities from another party, usually a bank or a brokerage firm, with the understanding that the counterparty will buy the securities back from the Fund at a later date. Repurchase agreements allow a Fund to earn a return on available cash at relatively low credit risk of investments or to certain ranges of market capitalization. Unless otherwise indicated, these percentage requirements and capitalization ranges apply at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of these policies or ranges.

Portfolio Turnover

Except for the Index Funds, each Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Fund may experience high portfolio turnover. High portfolio turnover results in higher brokerage and other transaction costs.

Investment Percentage Requirements and Capitalization

Several of the Funds have adopted policies that set minimum or maximum percentages of their assets to be allocated to certain types of investments or to certain ranges of market capitalization. Unless otherwise indicated, these percentage requirements and capitalization ranges apply at the time an investment is made. A change in the value of an investment after it is acquired does not create a violation of these policies or ranges.

Securities Lending

Each Fund may lend a portion of its securities to brokers, dealers and other financial institutions. As collateral for the loan, the Fund receives an amount that is at all times equal to at least 100% of the current market value of the loaned securities. The Fund invests the collateral in short-term high investment grade securities, or in a fund that invests in such securities. Loans will not have a term longer than 30 days and will be terminable at any time. As with any extension of credit, securities lending exposes a Fund to risks including delay in recovery and loss of rights in the collateral if the borrower fails financially.

                        B. INFORMATION ABOUT THE COMPANY

Organization

The Company is a mutual fund consisting of thirty-six separate investment portfolios, which offers Class A, Class B and Class E shares. MetLife Advisers is the investment adviser to all the

Funds. MetLife Advisers has contracted with subadvisers to make the day-to-day investment decisions for the Funds. MetLife Advisers is responsible for overseeing these subadvisers and for making recommendations to the Board of Directors of the Company relating to hiring and replacing subadvisers. Each Fund is "diversified."

Investors

Company shares are offered only to SEPARATE ACCOUNTS (the "Separate Accounts") established by MetLife, New England Life Insurance Company, MetLife Investors USA Insurance Company, General American Life Insurance Company or other insurance companies affiliated with any of these insurance companies (the "Insurance Companies") and to certain eligible qualified retirement plans ("Qualified Plans"). The Company serves as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies or under Qualified Plans. The general public may not directly purchase Company shares. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Company may pay.

A SEPARATE ACCOUNT is a pool of assets set aside by an insurance company to fund payments under a specified group of insurance policies or contracts.

Purchase and Redemption of Shares

Shares are sold and redeemed at a price equal to their net asset value without any sales charge. The Company has adopted distribution and services plans under Rule 12b-1 of the Investment Company Act of 1940 for the Fund's Class B shares and Class E shares. Under the distribution and services plans, the Class B shares and Class E shares of the Company each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B and Class E shares of a Fund. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The distribution and services plans also authorize the Company to reimburse the Company's distributor for sales commissions and other distribution costs allocable to the Funds. The fee under the distribution and services plans for each applicable class of a Fund's shares is calculated as a percentage of that Fund's average daily net assets that are attributable to that class. Currently, the fee is .25% per year for the Class B shares and .15% per year for the Class E shares. These fees will increase the cost of investing over time.

The Funds are not designed for market timers, or large or frequent transfers. The Company may restrict or refuse purchases or exchanges by market timers. A beneficial owner of shares will be considered a market timer by the Company if the beneficial owner has (a) requested an exchange out of a Fund within two weeks of an earlier exchange request for the same Fund, or (b) exchanged shares out of a Fund more than twice in a calendar quarter, or (c) exchanged shares equal to at least $5 million, or more than 1% of a Fund's assets, or (d) otherwise seem to follow a timing pattern, in each case as determined by, and reported to the Company by, an Insurance Company or Qualified Plan. Accounts under common ownership or control are combined for these limits. Your Insurance Company may establish different or more stringent limitations designed to deter market timers.

Share Valuation and Pricing

Net Asset Value

Each Fund determines the net asset value of its shares as of the close of regular trading on each day that the NYSE is open. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company or the Qualified Plan. Because certain Funds hold securities that are traded on foreign exchanges (that trade on weekends or other days when such Funds do not price their shares), the value of such Funds' securities may change on days when a purchase or redemption of shares cannot be made. The net asset value per share for each Fund is calculated by dividing the Fund's net assets by its number of outstanding shares.

Securities Valuation

Any fixed-income securities with remaining maturities of 60 days or less held by any other Fund are valued at amortized cost. Other portfolio securities of each Fund normally are valued at market value. If no current market value quotation is readily available for a portfolio security, the Company's Board of Directors is responsible for making a good faith determination of fair value, although the Board has delegated responsibility for day-to-day fair value calculations to MetLife Advisers or the subadvisers of the Funds.

Dividends and Capital Gain Distributions

Currently, each Fund annually pays as dividends substantially all net investment income (including any short-term capital gains). These Funds also annually distribute all net realized capital gains, if any, after offsetting any capital loss carryovers. Each Fund may pay dividends from net investment income more or less often if the Company's Board of Directors deems it appropriate and if such change would not cause such Fund to fail to qualify as a regulated investment company under the Internal Revenue Code. Federal income tax law requires each Fund to distribute prior to calendar year-end virtually all of its ordinary income for such year. Also, each Fund must distribute virtually all of its capital gain net income realized but not previously distributed in the one-year period ending October 31 (or December 31, if the Fund so elects) of such year. Dividends and distributions of each Fund are automatically reinvested in additional shares of that Fund.

Taxes

Each Fund is a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code. So long as a Fund distributes all of its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income tax. Although each Fund intends to operate so that it will have no federal income tax liability on income and gains it distributes to the Separate Accounts or Qualified Plans, if any such liability is incurred, the investment performance of such Fund will be adversely affected. In addition, Funds investing in foreign securities and currencies may be subject to local withholding and other taxes at the source, including on dividend or interest payments. These taxes could reduce the investment performance of such Fund. In addition, a Fund's investment in foreign securities or foreign currencies may increase or accelerate such

Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Generally, owners of variable annuity and variable life contracts, and Qualified Plans, are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts or Qualified Plans may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes. In order for contract holders to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the Fund in which such accounts invest, must meet certain diversification requirements. Each Fund intends to comply with these requirements. If a Fund does not meet such requirements, income allocable to the variable annuity and variable life contracts, including accumulated investment earnings, would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable. For a description of the tax consequences for variable annuity and variable life contract owners, see the prospectus for those contracts. A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Index Information

Morgan Stanley sponsors the MSCI EAFE(R) Index, Lehman Brothers sponsors the Lehman Brothers(R) Aggregate Bond Index, Standard & Poor's sponsors the Standard & Poor's 500 Composite Stock Price Index (together referred to as "Index Sponsors"). The Index Sponsors have no responsibility for and do not participate in the management of Fund assets or sale of Fund shares. Each index and its associated trademarks and service marks are the exclusive property of the respective Index Sponsors. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the Index Sponsors have with MetLife and the Company. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are
trademarks of Standard & Poor's and references thereto have been made with permission. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. For more detailed information, see the discussion under "GENERAL INFORMATION--Index Sponsors" in the Statement of Additional Information.

                             C. FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of Class A shares of each Fund, the only class to be issued in the Mergers, for the past 5 years, or since inception of the Fund if shorter. Certain information reflects financial results for a single share of the class. The total returns in the table represent the rate that a shareholder would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses that apply at the separate account level or to related Contracts or to Qualified Plans. Inclusions of these charges would reduce the total return figures for all periods shown. The tables below have been audited by Deloitte & Touche LLP, independent auditors, whose report for 2002, along with the Company's financial statements, are included in the Company's Annual Report, which is available upon request.

                                                               State Street Research Diversified Portfolio
                                                               -------------------------------------------
                                                    ----------------------------------------------------------------
                                                                                Class A
                                                    ----------------------------------------------------------------
                                                                       Year Ended December 31,
                                                       2002             2001             2000             1999             1998
                                                       ----             ----             ----             ----             ----
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $    15.51       $    18.38       $    18.27       $    18.39       $    16.98
----------------------------------------------------------------------------------------------------------------------------------

Income from Investment Operations
    Net investment income .......................         0.42             0.49             0.62             0.59             0.60

    Net realized and unrealized gain (loss)
     on investments .............................        (2.53)           (1.62)           (0.43)            0.96             2.70
                                                    ----------       ----------       ----------       ----------       ----------

    Total from investment operations                     (2.11)           (1.13)            0.19             1.55             3.30
                                                    ----------       ----------       ----------       ----------       ----------

Less Distributions
    Distributions from net investment
    income ......................................        (0.33)           (0.78)            0.00            (0.60)           (0.57)
    Distributions from net realized capital
    gains .......................................         0.00            (0.96)           (0.08)           (1.07)           (1.32)
                                                                     ----------       ----------       ----------       ----------

    Total distributions .........................        (0.33)           (1.74)           (0.08)           (1.67)           (1.89)
                                                    ----------       ----------       ----------       ----------       ----------

----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $    13.07       $    15.51       $    18.38       $    18.27       $    18.39
----------------------------------------------------------------------------------------------------------------------------------

Total Return (%) ................................        (13.9)            (6.3)             1.0              8.7             19.6
Ratio of operating expenses to average net
    assets before expense reductions (%) ........         0.49             0.49             0.46             0.45             0.48
Ratio of operating expenses to average net
    assets after expense reductions (%)/(a)/ ....         0.48             0.47             0.46               --               --
Ratio of net investment loss to average net
    assets (%) ..................................         2.68             2.73             3.26             3.08             3.39
Portfolio turnover rate (%) .....................          112              131              131              124              106
Net assets, end of period (000) .................   $1,688,913       $2,345,064       $2,756,922       $2,874,412       $2,656,987


--------------------------------------------
(a) The Fund has entered into arrangements with certain brokers who paid a portion of the Fund's expenses.

                                 State Street Research Large Cap Value Portfolio
                                 -----------------------------------------------

                                 -----------------------------------------------
                                                     Class A
                                 -----------------------------------------------
                                                 May 1, 2002/(a)/
                                                     Through
                                                December 31, 2002

---------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.00
---------------------------------------------------------------------------

Income from Investment Operations
     Net investment loss ................................   0.06
     Net realized and unrealized gain (loss) on
     investments ........................................  (2.06)
                                                          ------

     Total from investment operations                      (2.00)
                                                          ------

Less Distributions
     Distributions from net investment income              (0.05)

     Total Distributions                                   (2.00)
                                                          ------

---------------------------------------------------------------------------
Net Asset Value, End of Period                            $ 7.95
---------------------------------------------------------------------------

Total Return (%) ........................................  (20.0)/(b)/
Ratio of operating expenses to average net
   assets before expense reductions (%) .................  (0.85)/(c)/
Ratio of net investment loss to average net assets (%)      1.18/(c)/
Portfolio turnover rate (%) .............................     84/(c)/
Net assets, end of period (000)                           $4,642
The Ratios of operating expenses to average net assets
   without giving effect to the voluntary expense
   agreement would have been (%) ........................   2.33

--------------------------------
(a)  Commencement of operations.
(b)  Periods less than one year are not computed on an annualized basis.
(c)  Computed on an annualized basis.

                                          ---------------------------------------------------------------------------
                                                       State Street Research Aggressive Growth Portfolio
                                                       -------------------------------------------------
                                          ---------------------------------------------------------------------------
                                                                            Class A
                                          ---------------------------------------------------------------------------
                                                                    Year Ended December 31,
                                            2002            2001             2000              1999           1998
                                          --------       ----------       ----------        ----------     ----------
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $  17.88       $    31.59       $    38.45        $    29.53     $    27.61
---------------------------------------------------------------------------------------------------------------------

Income from Investment Operations
     Net investment income (loss) .......    (0.03)           (0.02)           (0.04)            (0.12)         (0.06)
     Net realized and unrealized
     gain (loss) on investments .........    (5.10)           (6.73)           (1.98)             9.86           3.75
                                          --------       ----------       ----------        ----------     ----------

     Total from investment operations        (5.13)           (6.75)           (2.02)             9.74           3.69
                                          --------       ----------       ----------        ----------     ----------

Less Distributions
     Distributions from net investment
     income .............................     0.00            (0.01)            0.00              0.00           0.00
     Distributions from net
     realized capital gains                   0.00            (6.95)           (4.84)            (0.82)         (1.77)
                                          --------       ----------       ----------        ----------     ----------

     Total distributions ................     0.00            (6.96)           (4.84)            (0.82)         (1.77)
                                          --------       ----------       ----------        ----------     ----------

---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $  12.75       $    17.88       $    31.59        $    38.45     $    29.53
---------------------------------------------------------------------------------------------------------------------

Total Return (%) ........................    (28.7)           (23.8)            (7.6)             33.2           13.7
Ratio of operating expenses to average
     net assets before expense
     reductions (%) .....................     0.79             0.77             0.73              0.72           0.75
Ratio of operating expenses to average
     net assets after expense
     reductions (%)(a) ..................     0.77             0.76             0.72               ---            ---
Ratio of net investment income (loss)
     to average net assets (%) ..........    (0.18)           (0.11)           (0.12)            (0.31)         (0.20)
Portfolio turnover rate (%) .............      134              150              170                86             97
Net assets, end of period (000) ......... $687,325       $1,069,246       $1,501,072        $1,600,841     $1,431,337

----------------------------
(a) The Fund has entered into arrangements with certain brokers who paid a portion of the Fund's expenses.

                                                              State Street Research Aurora Portfolio
                                                              --------------------------------------
                                               ----------------------------------------------------------------------
                                                                              Class A
                                               ----------------------------------------------------------------------
                                                       Year Ended December 13,                July 5, 2000/(a)/
                                                       -----------------------                ----------------
                                                                                                   through
                                                                                                   -------
                                                     2002                  2001               December 31, 2000
                                                     ----                  ----               -----------------
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $  14.13              $  12.24                  $ 10.00
---------------------------------------------------------------------------------------------------------------------
Income from Investment Operations

     Net investment income (loss)..............       (0.04)                 0.02                     0.03
     Net realized and unrealized gain (loss)
     on investments............................       (2.95)                 1.94                     2.29
                                                       ----                  ----                     ----

     Total from investment operations..........       (2.99)                 1.96                     2.32
                                                       ----                  ----                     ----

Less Distributions
     Distributions from net investment
       income..................................       (0.01)                (0.01)                   (0.03)
     Distributions from net realized capital
       gains...................................       (0.06)                (0.06)                   (0.05)
                                                       ----                  ----                     ----

     Total distributions.......................       (0.07)                (0.07)                   (0.08)
                                                       ----                  ----                     ----

---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $  11.07              $  14.13                  $ 12.24
---------------------------------------------------------------------------------------------------------------------
Total Return (%)...............................       (21.3)                 16.0                     23.2/(b)/
Ratio of operating expenses to average
     net assets (%)............................        0.95                  0.98                     1.05/(c)/
Ratio of net investment income (loss) to
     average net assets (%)....................       (0.28)                 0.18                     1.12/(c)/
Portfolio turnover rate (%)....................          27                    15                       24/(c)/
Net assets, end of period (000)................    $319,202              $291,426                  $54,379
The Ratios of operating expenses to average
     net assets without giving effect to the
     voluntary expense agreement would
     have been (%).............................      ------               ------                      1.34/(c)/

-----------------------------------
/(a)/ Commencement of operations
/(b)/ Periods less than one year are not computed on an annualized basis. /(c)/ Computed on an annualized basis.

                                                            Lehman Aggregate Bond Index Portfolio
                                                            -------------------------------------
                                     -----------------------------------------------------------------------------------------
                                                                           Class A
                                     -----------------------------------------------------------------------------------------
                                                         Year Ended December 31,
                                                                                                       November 9, 1998/(a)/
                                                                                                       through December 31,
                                       2002              2001               2000              1999             1998
                                     --------          --------           --------          --------   --------------------
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning           $  10.46          $  9.90            $   9.45          $  10.06          $ 10.00
of Period
------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
     Net investment income ........      0.47             0.54                0.63              0.48             0.07
     Net realized and unrealized
     gain (loss) on investments ...      0.57             0.19                0.45             (0.62)            0.07
                                     --------          --------           --------          --------          -------

     Total from investment
     operations ...................      1.04             0.73                1.08             (0.14)            0.14
                                     --------          --------           --------          --------          -------

Less Distributions
     Distributions from net
     investment income ............     (0.33)           (0.17)              (0.63)            (0.47)           (0.08)

     Total distributions ..........     (0.33)           (0.17)              (0.63)            (0.47)           (0.08)
                                     --------          -------            --------          --------          -------

------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $   11.17         $  10.46           $   9.90          $   9.45          $ 10.06
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) ..................      10.2               7.4               11.4              (1.4)             1.4/(b)/
Ratio of operating expenses to
     average net assets (%) .......      0.34              0.38               0.37              0.40             0.42/(c)/
Ratio of net investment loss to
     average net assets (%) .......      5.14              5.66               6.54              6.06             5.28/(c)/
Portfolio turnover rate (%) .......        48                18                 15                96               11/(c)/
Net assets, end of period (000)....  $346,774          $254,357           $145,837          $129,339          $58,810
The Ratios of operating expenses to
     average net assets without
     giving effect to the voluntary
     expense agreement would have
     been (%) .....................     ------           ------             ------            ------             0.59/(c)/

-------------------------------------

(a)  Commencement of operations.
(b)  Periods less than one year are not computed on an annualized basis.
(c)  Computed on an annualized basis.

                                                                                 MetLife Stock Index Portfolio
                                                                                 -----------------------------

                                                                ---------------------------------------------------------------
                                                                                          Class A
                                                                ---------------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   2002         2001         2000          1999         1998
                                                                   ----         ----         ----          ----         ----
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $    30.60   $    35.26   $    40.59    $    35.38   $    28.78
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations

     Net investment income ...............................          0.35         0.33         0.34          0.37         0.37
     Net realized and unrealized gain (loss) on
     investments .........................................         (7.09)       (4.59)       (4.07)         6.89         7.75
                                                                   -----        -----        -----          ----         ----

     Total from investment operations ....................         (6.74)       (4.26)       (3.73)         7.26         8.12
                                                                   -----        -----        -----          ----         ----

Less Distributions
     Distributions from net investment income ............         (0.23)       (0.09)       (0.35)        (0.36)       (0.36)
     Distributions from net realized capital gains .......         (0.22)       (0.31)       (1.25)        (1.69)       (1.16)
                                                                   -----        -----        -----         -----        -----

     Total distributions .................................         (0.45)       (0.40)       (1.60)        (2.05)       (1.52)
                                                                   -----         ----        -----         -----        -----

-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $    23.41   $    30.60   $    35.26    $    40.59   $    35.38
-------------------------------------------------------------------------------------------------------------------------------
Total Return (%) .........................................         (22.3)       (12.2)        (9.3)         20.8         28.2
Ratio of operating expenses to average net assets (%) ....          0.31         0.31         0.28          0.29         0.30
Ratio of net investment loss to average net assets (%)....          1.30         1.02         0.88          1.01         1.21
Portfolio turnover rate (%)...............................             7            5            7             9           15
Net assets, end of period (000) ..........................    $2,725,874    3,665,168   $3,999,903    $4,205,202   $3,111,919

----------------------

                                                                       Morgan Stanley EAFE(R) Index Portfolio

                                            ----------------------------------------------------------------------------------------

                                                                                      Class A

                                            ----------------------------------------------------------------------------------------

                                                                  Year Ended December 31,                  November 9, 1998/(a)/
                                            --------------------------------------------------------------
                                                                                                                  through
                                              2002           2001            2000             1999          December 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning
of Period                                   $   8.75       $  11.22        $  13.34         $  10.80           $ 10.00

------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations

     Net investment income ...........          0.10           0.09            0.07             0.10              0.01
     Net realized and unrealized
     gain (loss) on investments ......         (1.55)         (2.52)          (2.00)            2.58              0.80
                                                ----           ----            ----             ----              ----

     Total from investment
     operations ......................         (1.45)         (2.43)          (1.93)            2.68              0.81
                                                ----           ----            ----             ----              ----

Less Distributions

     Distributions from net
     investment income ...............         (0.04)         (0.03)          (0.11)           (0.06)            (0.01)
     Distributions from net
     realized capital gains ..........          0.00          (0.01)          (0.08)           (0.08)             0.00
                                                ----           ----            ----             ----              ----

     Total distributions .............         (0.04)         (0.04)          (0.19)           (0.14)            (0.01)
                                                ----           ----            ----             ----              ----

------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period              $   7.26       $   8.75        $  11.22         $  13.34           $ 10.80

------------------------------------------------------------------------------------------------------------------------------------

Total Return (%) .....................         (16.6)         (21.7)          (14.5)            24.9               8.1/(b)/
Ratio of operating expenses to
      average net assets (%) .........          0.73           0.70            0.58             0.50              0.49/(c)/

Ratio of net investment income to
     average net assets (%) ..........          1.43           1.00            0.76             1.25              0.71/(c)/

Portfolio turnover rate (%) ..........            23              9              10               44                13/(c)/

Net assets, end of period (000) ......      $112,325        112,775        $100,950         $ 82,355            24,453

The Ratios of operating expenses to
     average net assets without
     giving effect to the voluntary
     expense agreement would
     have been (%) ...................          0.79           0.82            0.78             1.77              1.41/(c)/

------------------------------------

/(a)/  Commencement of operations.
/(b)/ Periods less than one year are not computed on an annualized basis. /(c)/ Computed on an annualized basis.

                                                                      Appendix C

                                 CAPITALIZATION


      The following tables show the capitalization of each General American Fund and the corresponding Met Fund as of December 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of each General American Fund by the corresponding Met Fund at net asset value as of that date.

                                                                                          Lehman Brothers(R)
                                                                   Lehman Brothers(R)    Aggregate Bond Index
                                                                 Aggregate Bond Index    Portfolio Pro Forma
                                             Bond Index Fund           Portfolio              Combined
-----------------------------------------------------------------------------------------------------------------
Class A(2)
-----------------------------------------------------------------------------------------------------------------
Net asset value                              $   166,127,772       $   346,773,622         $   512,901,394
-----------------------------------------------------------------------------------------------------------------
Shares outstanding                                 5,319,289            31,058,026              45,930,700
-----------------------------------------------------------------------------------------------------------------
Net asset value per share                    $         31.23       $         11.17         $         11.17
-----------------------------------------------------------------------------------------------------------------

Class B
-----------------------------------------------------------------------------------------------------------------
Net asset value                                    n/a             $    45,788,466         $    45,788,466
-----------------------------------------------------------------------------------------------------------------
Shares outstanding                                 n/a                   4,148,045               4,148,045
-----------------------------------------------------------------------------------------------------------------
Net asset value per share                          n/a             $         11.04         $         11.04
-----------------------------------------------------------------------------------------------------------------

Class E
-----------------------------------------------------------------------------------------------------------------
Net asset value                                    n/a             $    32,510,765         $    32,510,765
-----------------------------------------------------------------------------------------------------------------
Shares outstanding                                 n/a                   2,918,778               2,918,778
-----------------------------------------------------------------------------------------------------------------
Net asset value per share                          n/a             $         11.14         $         11.14


----------------
(1) Assumes the Merger was consummated on December 31, 2002, and is for informational purposes only. No assurance can be given as to how many shares of the Lehman Brothers(R) Aggregate Bond Index Portfolio will be received by the shareholders of the Bond Index Fund on the date the Merger takes place.

(2) As of December 31, 2002, there was only one class of shares in the Bond Index Fund outstanding.


                                               State Street         State Street
                                                 Research              Research        State Street Research
                                             Asset Allocation        Diversified       Diversified Portfolio
                                                   Fund               Portfolio         Pro Forma Combined
--------------------------------------------------------------------------------------------------------------
Class A(2)
--------------------------------------------------------------------------------------------------------------
Net asset value                              $    65,161,972       $ 1,688,912,716       $ 1,754,074,688
--------------------------------------------------------------------------------------------------------------
Shares outstanding                                 1,803,358           129,180,062           134,165,676
--------------------------------------------------------------------------------------------------------------
Net asset value per share                    $         36.13       $         13.07       $         13.07

--------------------------------------------------------------------------------------------------------------
Class E
--------------------------------------------------------------------------------------------------------------
Net asset value                                    n/a             $    11,489,958       $    11,489,958
--------------------------------------------------------------------------------------------------------------
Shares outstanding                                 n/a                     879,688               879,688
--------------------------------------------------------------------------------------------------------------
Net asset value per share                          n/a             $         13.06       $         13.06


----------
(1) Assumes the Merger was consummated on December 31, 2002, and is for informational purposes only. No assurance can be given as to how many shares of the State Street Research Diversified Portfolio will be received by the shareholders of the State Street Research Asset Allocation Fund on the date the Merger takes place.

(2) As of December 31, 2002, there was only one class of shares in the State Street Research Asset Allocation Fund outstanding.

                                                                State Street Research  State Street Research
                                        State Street Research      Large Cap Value        Large Cap Value
                                         Managed Equity Fund           Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------
Class A/(2)/
-------------------------------------------------------------------------------------------------------------
Net asset value                                 $26,615,437            $4,642,257           $31,257,694
-------------------------------------------------------------------------------------------------------------
Shares outstanding                                  892,599               583,873             3,931,727
-------------------------------------------------------------------------------------------------------------
Net asset value per share                            $29.82                 $7.95                 $7.95

-------------------------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------------------------
Net asset value                                    n/a                     $1,034                $1,034
-------------------------------------------------------------------------------------------------------------
Shares outstanding                                 n/a                        130                   130
-------------------------------------------------------------------------------------------------------------
Net asset value per share                          n/a                      $7.95                 $7.95

-------------------------------------------------------------------------------------------------------------
Class E
-------------------------------------------------------------------------------------------------------------
Net asset value                                    n/a                 $4,911,285            $4,911,285
-------------------------------------------------------------------------------------------------------------
Shares outstanding                                 n/a                    617,931               617,931
-------------------------------------------------------------------------------------------------------------
Net asset value per share                          n/a                      $7.95                 $7.95

-------------
(1) Assumes the Merger was consummated on December 31, 2002, and is for informational purposes only. No assurance can be given as to how many shares of the State Street Research Large Cap Value Portfolio will be received by the shareholders of the State Street Research Managed Equity Fund on the date the Merger takes place.

(2) As of December 31, 2002, there was only one class of shares in the State Street Research Managed Equity Fund outstanding.

                                                                                        MetLife Stock Index
                                                                 MetLife Stock Index    Portfolio Pro Forma
                                            S&P 500 Index Fund        Portfolio              Combined
-------------------------------------------------------------------------------------------------------------
Class A/(2)/
-------------------------------------------------------------------------------------------------------------
Net asset value                                   $365,300,537        $2,725,874,111         $3,091,174,648
-------------------------------------------------------------------------------------------------------------
Shares outstanding                                  11,431,218           116,432,948            132,037,413
-------------------------------------------------------------------------------------------------------------
Net asset value per share                               $31.96                $23.41                 $23.41

-------------------------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------------------------
Net asset value                                    n/a                   $88,517,288            $88,517,288
-------------------------------------------------------------------------------------------------------------
Shares outstanding                                 n/a                     3,861,492              3,861,492
-------------------------------------------------------------------------------------------------------------
Net asset value per share                          n/a                        $22.92                 $22.92

-------------------------------------------------------------------------------------------------------------
Class E
-------------------------------------------------------------------------------------------------------------
Net asset value                                    n/a                   $25,623,688            $25,623,688
-------------------------------------------------------------------------------------------------------------
Shares outstanding                                 n/a                     1,097,958              1,097,958
-------------------------------------------------------------------------------------------------------------
Net asset value per share                          n/a                        $23.34                 $23.34

-------------
(1) Assumes the Merger was consummated on December 31, 2002, and is for informational purposes only. No assurance can be given as to how many shares of the MetLife Stock Index Portfolio will be received by the shareholders of the S&P 500 Index Fund on the date the Merger takes place.

(2) As of December 31, 2002, there was only one class of shares in the S&P 500 Index Fund outstanding.

                                                                                            State Street Research
                                                                  State Street Research      Aggressive Growth
                                           State Street Research     Aggressive Growth           Portfolio
                                            Mid-Cap Equity Fund          Portfolio          Pro Forma Combined/(1)/
-------------------------------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------------------------------
Net asset value                                  $4,681,136           $687,324,894             $692,006,030
-------------------------------------------------------------------------------------------------------------------
Shares outstanding                                  396,161             53,900,291               54,267,388
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                        $    11.82           $      12.75             $      12.75

Class E/(2)/
-------------------------------------------------------------------------------------------------------------------
Net asset value                                         n/a           $  1,361,353             $  1,361,353
-------------------------------------------------------------------------------------------------------------------
Shares outstanding                                      n/a                106,868                  106,868
-------------------------------------------------------------------------------------------------------------------
Net asset value per share                               n/a           $      12.74             $      12.74


---------------
/(1)/ Assumes the Merger was consummated on December 31, 2002, and is for informational purposes only. No assurance can be given as to how many shares of the State Street Research Aggressive Growth Portfolio will be received by the shareholders of the State Street Research Mid-Cap Equity Fund on the date the Merger takes place.

/(2)/ As of December 31, 2002, there was only one class of shares in the State Street Research Mid-Cap Equity Fund outstanding.


                                                                                              State Street Research
                                             State Street Research   State Street Research       Aurora Portfolio
                                             Small-Cap Equity Fund     Aurora Portfolio       Pro Forma Combined/(1)/
----------------------------------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------------------------------
Net asset value                                   40,439,177             $319,202,007              $359,641,184
----------------------------------------------------------------------------------------------------------------------
Shares outstanding                                   986,145               28,845,726                32,500,144
----------------------------------------------------------------------------------------------------------------------
Net asset value per share                        $     41.01             $      11.07              $      11.07

Class B/(2)/
----------------------------------------------------------------------------------------------------------------------
Net asset value                                          n/a             $     10,125              $     10,125
----------------------------------------------------------------------------------------------------------------------
Shares outstanding                                       n/a                      917                       917
----------------------------------------------------------------------------------------------------------------------
Net asset value per share                                n/a             $      11.04              $      11.04
----------------------------------------------------------------------------------------------------------------------

Class E
----------------------------------------------------------------------------------------------------------------------
Net asset value                                          n/a             $ 56,055,468              $ 56,055,468
----------------------------------------------------------------------------------------------------------------------
Shares outstanding                                       n/a                5,078,964                 5,078,964
----------------------------------------------------------------------------------------------------------------------
Net asset value per share                                n/a             $      11.04              $      11.04

------------
(1) Assumes the Merger was consummated on December 31, 2002, and is for informational purposes only. No assurance can be given as to how many shares of the State Street Research Aurora Portfolio will be received by the shareholders of the State Street Research Small-Cap Equity Fund on the date the Merger takes place.

(2) As of December 31, 2002, there was only one class of shares in the State Street Research Small-Cap Equity Fund outstanding.

                                                                                          Morgan Stanley EAFE(R)
                                              International      Morgan Stanley EAFE(R)    Index Portfolio Pro
                                                Index Fund         Index Portfolio          Forma Combined/(1)/
----------------------------------------------------------------------------------------------------------------
Class A/(2)/
----------------------------------------------------------------------------------------------------------------
Net asset value                                  $7,474,175          $112,325,353              $119,799,528
----------------------------------------------------------------------------------------------------------------
Shares outstanding                                  516,094            15,463,773                16,493,274
----------------------------------------------------------------------------------------------------------------
Net asset value per share                            $14.48          $       7.26              $       7.26

----------------------------------------------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------------------------------------------
Net asset value                                         n/a          $  9,653,534              $  9,653,534
----------------------------------------------------------------------------------------------------------------
Shares outstanding                                      n/a             1,344,801                 1,344,801
----------------------------------------------------------------------------------------------------------------
Net asset value per share                               n/a          $       7.18              $       7.18
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Class E
----------------------------------------------------------------------------------------------------------------
Net asset value                                         n/a          $  9,838,268              $  9,838,268
----------------------------------------------------------------------------------------------------------------
Shares outstanding                                      n/a             1,357,553                 1,357,553
----------------------------------------------------------------------------------------------------------------
Net asset value per share                               n/a          $       7.25              $       7.25

------------
(1) Assumes the Merger was consummated on December 31, 2002, and is for informational purposes only. No assurance can be given as to how many shares of the Morgan Stanley EAFE(R) Index Portfolio will be received by the shareholders of the International Index Fund on the date the Merger takes place.

(2) As of December 31, 2002, there was only one class of shares in the International Index Fund outstanding.

                                                                      APPENDIX D

METROPOLITAN SERIES FUND, INC.

 LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS


 INVESTMENT
 OBJECTIVE
 TO EQUAL THE
 PERFORMANCE OF
 THE LEHMAN
 BROTHERS
 AGGREGATE
 BOND INDEX.

 INCEPTION
 DATE  11/9/98

 ASSET CLASS
 U.S. BONDS

  NET ASSETS
 $425 MILLION

   PORTFOLIO
    MANAGER
    METLIFE
  INVESTMENT
  DEPARTMENT

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2002, the Class A shares of the Lehman Brothers Aggregate Bond Index Portfolio returned 10.2% compared to its benchmark, the Lehman Brothers Aggregate Bond Index/1/, return of 10.3% over the same time period.

PORTFOLIO ACTIVITY
The markets experienced significant volatility during the year as concerns about an unstable economy, terrorism, corporate corruption, and accounting fraud dominated the marketplace.

Early in the year, investors expected the economy to strengthen after the Federal Reserve eased interest rates eleven times. This optimism caused interest rates to rise, peaking in the first quarter. Once it became clear that the economy was not getting better, interest rates began their long slide to historic lows in mid-October. During this period, tensions over Iraq and the questionable practices of Enron, Worldcom, Tyco, and other corporations made the news. These shocks to the capital markets reduced investors' tolerance for risk.

Risk aversion was a major theme in the fixed income markets this year, as company after company was downgraded to below investment grade. For the entire year, a record high $144 billion par value of investment grade bonds were downgraded to below investment grade. Investors preferred interest rate risk to credit risk, favoring U.S. Government agency issues and mortgage backed securities to credit bonds, such as industrial and utility bonds.

The yield spreads of U.S. Government agency issues over Treasury issues remained tight for the year, despite assurances from Washington regarding these agencies' ability to manage risk. Mortgage Backed Securities had an unexpected positive year despite falling interest rates and high prepayments of mortgages underlying these securities brought on by the rush of people seeking to refinance their mortgages at lower rates. Banks were strong buyers of MBS due to their need to compensate for the slow growth in commercial and industrial loan portfolios and to maintain their margins. Also, portfolio managers had to compete for production of MBS as they needed to replenish allocations. This, along with the steep yield curve and the demand from mortgage derivatives, provided strong technical support for mortgage backed securities.

The yield curve remained steep for the year reflecting a move to safety and the lack of appetite for risk by investors. Despite a little flattening in fourth quarter, the yield curve finished the year with an approximately 320 basis points (3.20%) difference between 2-year Treasury yields and 30-year Treasury yields. This compares to the ten-year average yield spread of only 75 basis points.

PORTFOLIO OUTLOOK
Factors that can impact the return of the Portfolio and Index include both Monetary and Fiscal policy, economic news, consumer strength, business investments, and exogenous risks such as developments in the Iraq conflict as well as the war on Terrorism.

                             PORTFOLIO COMPOSITION

                      TOP HOLDINGS AS OF DECEMBER 31, 2002

                                                            % OF TOTAL
          SECURITY                                          NET ASSETS
          ------------------------------------------------------------
          FEDERAL NATIONAL MORTGAGE ASSOCIATION............    25.8%
          UNITED STATES TREASURY NOTES.....................    14.9
          FEDERAL HOME LOAN MORTGAGE.......................    12.6
          UNITED STATES TREASURY BONDS.....................     6.1
          FEDERAL HOME LOAN BANKS..........................     6.1
          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION.........     3.4
          FIRST UNION CORP.................................     1.0
          GENERAL MOTORS ACCEPTANCE CORP...................     0.9
          LEHMAN BROTHERS HOLDINGS, INC....................     0.6
          BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES, INC.     0.6


A $10,000 INVESTMENT COMPARED TO THE LEHMAN BROTHERS AGGREGATE BOND INDEX SINCE
                                    11/9/98


                                    [CHART]

            Lehman Brothers Aggregate      Lehman Brothers
               Bond Index Portfolio      Aggregate Bond Index
            -------------------------    --------------------
11/9/98              $10,000                    $10,000
12/98                 10,138                     10,087
12/99                  9,999                     10,002
12/00                 11,139                     11,166
12/01                 11,965                     12,109
12/02                 13,190                     13,352


--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                                           LEHMAN
                              LEHMAN BROTHERS AGGREGATE   BROTHERS
                                     BOND INDEX           AGGREGATE
                            CLASS A CLASS B(A) CLASS E(B)   INDEX
            1 Year           10.2%     9.9%       10.1%     10.3%
            Since Inception   6.9      8.0         8.9       7.2

--------------------------------------------------------------------------------

 (a) Commenced operations January 2, 2001.
 (b) Commenced operations May 1, 2001.

 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH DIVERSIFIED PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT
 OBJECTIVE
 TO ACHIEVE HIGH
 TOTAL RETURN WHILE
 ATTEMPTING TO
 LIMIT INVESTMENT
 RISK AND PRESERVE
 CAPITAL.

 INCEPTION
 DATE  7/25/86

 ASSET CLASS
 U.S. BONDS/
 LARGE CAP
 STOCKS

    NET ASSETS
    $2 BILLION

     PORTFOLIO
      MANAGER
   STATE STREET
  RESEARCH FIXED
    INCOME TEAM
  JOHN T. WILSON,
        CFA
     (EQUITY)

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2002, the Class A shares of State Street Research Diversified Portfolio returned -13.9%. Its benchmarks, the Standard & Poor's 500 Index/2/ and the Lehman Aggregate Bond Index/1/, returned -22.1% and 10.3%, respectively. The average return of the Portfolio's peer group, the Lipper Balanced Underlying Funds Average/15/, was -10.2% for the same period. The Portfolio's performance can be attributed to a declining stock market, particularly among growth sectors, which more than offset the benefit from bond market gains. In addition, the portfolio's investments in Transportation, Consumer Discretionary, Financials and Conglomerates were a drag on performance relative to the Lipper peer group.

PORTFOLIO ACTIVITY
Weak stock selection hurt the portfolio's performance in a number of industry groups. Media holdings Gemstar and AOL Time Warner, along with Cendant, a commercial services provider, and Darden Restaurants, all declined during the year. The Portfolio also lost ground with its investments in Financial Services, including money center banks J.P. Morgan Chase and Bank of New York, as well as MGIC, a mortgage lender, and Capital One, a leading credit card company. Within Health Care, biotech and pharmaceutical names detracted from returns despite strong gains by Pharmacia, which merged with Pfizer during the year. Our investments in Wyeth, Sepracor, Schering-Plough, Genzyme, and Biogen were disappointments.

On the plus side, our investments in Praxair, a chemical manufacturer, and International Paper made positive contributions to the Portfolio's returns for the year. Defense-oriented companies, such as United Technologies and Lockheed Martin, also benefited portfolio returns. In the Technology sector, we avoided some of the companies that were hardest-hit during the year and benefited from some of the picks we did make. For example, our investment in shares of Hewlett-Packard and Dell Computer helped our performance on a relative basis.

The Portfolio's investments in bonds faired far better than stocks. U.S. Treasury and agency bonds were the year's best performers, along with Mortgage-backed bonds and Emerging Markets bonds. Our investments in Corporate and High-
Yield bonds detracted from performance on an absolute basis, but returns from these sectors were better than their sector benchmarks' because of strong credit selection across industries. Our performance was also hurt by our shorter duration. (Duration is a measure of a fund's sensitivity to changing interest rates.) We anticipated an increase in interest rates in 2002 that did not occur.

PORTFOLIO OUTLOOK
In 2003, we expect a modest and gradual improvement in the economy, corporate earnings, and business spending. Stock valuations are more attractive because of the market's steep decline in 2002. However, risks also remain high. As a result, we have invested in a blend of companies. Some are currently producing visible earnings growth and some we believe have the potential to benefit from an improvement in revenues and earnings in 2003 and beyond.

In general, we have shifted the Portfolio away from its emphasis on Consumer Discretionary stocks, and have instead emphasized industrial and capital-spending oriented positions. We also boosted the Portfolio's exposure to natural resources because this sector has demonstrated improved business prospects.

Within the fixed income portion of the Portfolio, we continue to favor higher-yielding sectors, which stand to benefit from an improving economy. We have maintained the fund's shorter-than-benchmark duration because we continue to believe that interest rates could move higher in the period ahead.

                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2002

                                                    % OF TOTAL
                 SECURITY                           NET ASSETS
                 ---------------------------------------------
                 UNITED STATES TREASURY BONDS......    4.5%
                 MICROSOFT CORP....................    2.7
                 GENERAL ELECTRIC CO...............    1.9
                 EXXONMOBIL CORP...................    1.8
                 CITIGROUP, INC....................    1.7
                 USA INTERACTIVE...................    1.6
                 UNITED STATES TREASURY NOTES......    1.5
                 PFIZER, INC.......................    1.5
                 THE PROCTER & GAMBLE CO...........    1.5
                 AMERICAN INTERNATIONAL GROUP, INC.    1.5


                     A $10,000 INVESTMENT COMPARED TO S&P
                         500 INDEX AND LEHMAN BROTHERS
                     AGGREGATE BOND INDEX SINCE 12/31/1992


                                    [CHART]

                State Street                     Lehman Brothers
            Research Diversified  S&P 500 Index  Aggregate Index
            --------------------  -------------  ---------------
12/92              $10,000           $10,000          $10,000
12/93               11,276            11,007           10,975
12/94               10,929            11,151           10,655
12/95               13,882            15,335           12,623
12/96               15,896            18,850           13,080
12/97               19,167            25,134           14,345
12/98               22,931            32,322           15,589
12/99               24,930            39,120           15,458
12/00               25,186            35,565           17,256
12/01               23,592            31,350           18,713
12/02               20,319            24,421           20,637


--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                                             LEHMAN
                              STATE STREET RESEARCH         BROTHERS
                                 DIVERSIFIED        S&P 500 AGGREGATE
                              CLASS A   CLASS E(A)   INDEX    INDEX
              1 Year           -13.9%     -13.9%     -22.1%   10.3%

              5 Years            1.2        N/A      - 0.6     7.6
              10 Years           7.4        N/A        9.3     7.5
              Since Inception    8.7      -10.9       11.0     8.3

--------------------------------------------------------------------------------

 (a) Commenced operations May 1, 2001.

 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

METROPOLITAN SERIES FUND, INC.

 METLIFE STOCK INDEX PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT
 OBJECTIVE
 TO EQUAL THE
 PERFORMANCE OF
 THE STANDARD &
 POOR'S 500
 COMPOSITE STOCK
 PRICE INDEX.

 INCEPTION
 DATE  5/1/90

 ASSET CLASS
 LARGE CAP
 STOCKS

   NET ASSETS
   $3 BILLION

   PORTFOLIO
    MANAGER
    METLIFE
   INVESTMENT
   DEPARTMENT

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2002, the Class A shares of the MetLife Stock Index Portfolio returned -22.3% compared to its benchmark, the Standard & Poor's 500 Composite Stock Price Index/2/ (S&P 500 Index), return of -22.1% for the same time period. Dividend income accounted for 1.26% of this year's total return of the index. The average return of the Portfolio's peer group, the Lipper Variable Insurance Product S&P 500 Index Funds universe/14/, was -22.4% for the same period.

The S&P 500 recorded its first three years of consecutive declines since 1939-1941 and posted its worst year since 1974. Growing tensions over Iraq, concern about terrorist attacks, and massive corporate accounting scandals created great uncertainty this year in an economy trying to recover from its first recession in a decade. The S&P 500 hit a five-year low on October 9th and lost approximately $2.42 trillion in market value in 2002. By the end of the year, the S&P 500 had fallen 42.4% from its all time high on March 24, 2000.

PORTFOLIO ACTIVITY
For the first time since 1981, all sectors that comprise the S&P 500 experienced negative returns for the year. The information technology sector, which decreased -37.4%, accounted for 28.3% of the benchmark return this year. Consumer discretionary, down -24.5%, industrials, down -27.6%, and financials, down -16.4%, accounted for another 39.5% of the S&P 500 Index's negative annual performance. The three largest names to impact performance were AOL Time Warner, down 59.1%, Intel Corp, down 50.4%, and General Electric, down 39.2%. For the first time since 1990 no single stock in the S&P 500 doubled in price year over year.

There was a noteworthy change in benchmark methodology this year, when on March 29, Standard & Poor's, in conjunction with Morgan Stanley Capital International
(MSCI), adopted a new industry and sector classifications scheme. The impetus for the new methodology was essentially for the financial community to have a consistent set of global sector and industry definitions for performing research and analysis.

Additionally, on July 19th, Standard & Poor's removed the seven non-US companies (two European and five Canadian) that had been grandfathered as constituents in the S&P 500. The change was implemented primarily to increase coverage of the large cap segment of the U.S. equity market and to better match sector exposure with the broad universe of U.S. equities. The following companies were removed from the S&P 500: Royal Dutch, Unilever, Nortel Networks, Alcan Aluminum, Inco, Barrick Gold, and Placer Dome.

For the year, there were twenty-five additions and twenty-five deletions to the S&P 500 Index. The weighted turnover of the index was approximately 3.82% for the year. This figure represents a significant decrease over the benchmark's average turnover of 5.10% over the last ten years.

PORTFOLIO OUTLOOK
Factors that could impact stock prices in the coming year include the Iraq situation, the war on terrorism, the Federal Reserve's interest rate policy, corporate earnings, and unemployment trends.

                              PORTFOLIO COMPOSITION

                      TOP HOLDINGS AS OF DECEMBER 31, 2002

                                                      % OF TOTAL
                SECURITY                              NET ASSETS
                ------------------------------------------------
                MICROSOFT CORP                           3.3%
                GENERAL ELECTRIC CO                      2.9
                EXXONMOBIL CORP                          2.8
                WAL-MART STORES, INC                     2.7
                PFIZER, INC                              2.3
                CITIGROUP, INC                           2.2
                JOHNSON & JOHNSON                        1.9
                AMERICAN INTERNATIONAL GROUP, INC        1.8
                INTERNATIONAL BUSINESS MACHINES CORP.    1.6
                MERCK, INC                               1.5

       A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX SINCE 12/31/92

              [CHART]

         Metlife Stock
        Index Portfolio   S&P 500 Index
        ---------------   -------------
12/92       $10,000         $10,000
12/93        10,954          11,007
12/94        11,084          11,151
12/95        15,171          15,335
12/96        18,608          18,850
12/97        24,597          25,134
12/98        31,542          32,322
12/99        38,099          39,120
12/00        34,542          35,565
12/01        30,351          31,350
12/02        23,577          24,421

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                  METLIFE STOCK INDEX      S&P 500
                             CLASS A CLASS B(A) CLASS E(B)  INDEX
             1 Year           -22.3%   -22.5%     -22.4%    -22.1%
             5 Years          - 0.8      N/A        N/A     - 0.6
             10 Years           9.0      N/A        N/A       9.3
             Since Inception    9.8    -16.4      -18.7      10.4

--------------------------------------------------------------------------------

 (a) Commenced operations January 2, 2001.
 (b) Commenced operations May 1, 2001.

 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than their original cost.

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT
 OBJECTIVE
 TO SEEK LONG-
 TERM GROWTH OF
 CAPITAL.

 INCEPTION
 DATE  5/1/02

 ASSET CLASS
 LARGE CAP STOCK

   NET ASSETS
  $10 MILLION

   PORTFOLIO
    MANAGER
PETER ZUGER CFA

PERFORMANCE AT-A-GLANCE
For the period from the fund's inception date on May 1, 2002, the Class A shares of State Street Research Large Cap Value Portfolio returned -20.0% compared to its benchmark, the Russell 1000(R) Value Index/3/, which returned -16.0%. It also underperformed the Lipper Large Cap Value Mutual Fund Index return of -17.7% over the same period. The Portfolio's performance can be attributed to a generally declining stock market over the past year and the portfolio's emphasis on economically sensitive stocks, which underperformed during the year. Although the year began with robust economic growth, which would have benefited the economically sensitive stocks in the portfolio, the economy faltered in the second and fourth quarters as investors cooled on stocks that were dependent on the economy for their gains.

PORTFOLIO ACTIVITY
The Portfolio's investments in Technology, Transportation, and Consumer Discretionary stocks were the year's worst performers. Both our emphasis on these sectors and our stock selection within those sectors detracted from the portfolio's returns. Positions in AMR Corp, Delphi, and McDonald's were especially weak performers. AMR was hurt by the continuing downturn in the travel industry, but managed to move up from its October low before we sold the stock. We added retailer Home Depot to our consumer-related holdings during the year.

Our investments in Health Care and Utilities helped returns. In Health Care, we owned a large position in Pharmacia, which outperformed the sector. We added HCA, a health care facilities company that also aided returns during the year. Our position in Dominion Resources of Virginia, an electric utility, also did well during the year. We underweighted the Energy sector, which allowed us to avoid many of the scandals that hurt pipeline and energy trading companies.

PORTFOLIO OUTLOOK


PORTFOLIO OUTLOOK
We expect the U.S. economy to continue to post modest economic growth in 2003, but still below its long-term trend. Consumer spending is likely to slow during the year as fewer homeowners get a boost to their disposable income from mortgage refinancing. Although we do not expect business spending to improve much in the first half of the year, we do expect an upturn by the end of the year. The Federal Reserve, which has used its power over short-term interest rates to help stimulate economic growth, is unlikely to change its stance in the current environment.

Based on our value-based investment process, we remain underweight in Financial Services and Utilities and we have overweighted Consumer Discretionary, Health Care and Conglomerates stocks. Although the portfolio's emphasis on these economically sensitive stocks did not help performance in 2002, we continue to focus on them because we believe they could benefit when the market and business environment improves. While it is difficult to predict whether this approach will work in the coming year, we continue to believe that our disciplined approach to value will be rewarded over time.

                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2002

                                                   % OF TOTAL
                  SECURITY                         NET ASSETS
                  -------------------------------------------
                  CITIGROUP, INC..................    3.5%
                  U.S. BANCORP....................    2.3
                  TYCO INTERNATIONAL, LTD.........    2.3
                  EXXONMOBIL CORP.................    2.2
                  BANK OF AMERICA CORP............    2.2
                  UNOCAL CORP.....................    2.2
                  BP AMOCO, PLC. (ADR)............    2.1
                  SBC COMMUNICATIONS, INC.........    2.1
                  MORGAN STANLEY DEAN WITTER & CO.    2.1
                  XI CAPITAL, LTD.................    2.1

  A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 VALUE INDEX SINCE 5/01/02



                    [CHART]

            SSR Large Cap Value        Russell 1000 Value
            -------------------        ------------------
5/1/02              $10,000                $10,000
 12/02                8,005                  8,404


--------------------------------------------------------------------------------
                                 TOTAL RETURNS
--------------------------------------------------------------------------------

                                                          RUSSELL
                                 STATE STREET RESEARCH     1000
                                    LARGE CAP VALUE        VALUE
                               CLASS A CLASS B(A) CLASS E  INDEX
               Since Inception  -20.0%    -4.0%    -20.0%  -16.0%

--------------------------------------------------------------------------------

 Not annualized.

 (a) Commenced operations July 30, 2002.

 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT
 OBJECTIVE
 MAXIMUM
 CAPITAL
 APPRECIATION.

 INCEPTION
 DATE  4/29/88

 ASSET CLASS
 MID CAP STOCKS

  NET ASSETS
 $689 MILLION

   PORTFOLIO
    MANAGER
 EILEEN LEARY
      CFA

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2002, the Class A shares of the State Street Research Aggressive Growth Portfolio returned -28.7% compared to its benchmark, the Russell Midcap(R) Growth Index/8/, which returned -27.4%, and the Standard & Poor's 500 Composite Stock Price Index/2/ return of -22.1%. The average return of the portfolio's peer group, the Lipper Variable Insurance Products Mid Cap Growth Funds universe/14/, was -31.1% for the same period.

The Portfolio's performance can be attributed to an extremely weak stock market that persisted throughout most of the year. Not even a strong rally in the fourth quarter could offset severe losses that accumulated earlier in the year. Our investments in the Consumer Discretionary sector helped the portfolio outperform its peer group.

PORTFOLIO ACTIVITY
In the Consumer Discretionary sector, the portfolio benefited from stock selection in several key areas. In commercial services, for example, we owned eBay, Expedia and ChoicePoint, all of which posted gains for the year. Brinker International, a restraint holding company, and Harrah's and Mandalay Resorts, both casino and gaming companies, also helped returns. In the Transportation sector, the portfolio benefited from owning PACCAR, a manufacturer of heavy-duty trucks.

Although we chose some solid performers in the software group, including Intuit, which posted gains for the year, many of our holdings in communications technology experienced significant price deterioration. Our investments in Symbol Technology, Riverstone Networks, Brocade Communications, and Flextronics were a drag on performance. The portfolio's investments in semiconductor-related stocks were additional disappointments.

In the Health Care sector, our investment in biotechnology market leader Genzyme made a positive contribution to performance. However, those gains were offset by losses among pharmaceutical stocks, including Sepracor, King Pharmaceuticals, CV Therapeutics, and Andrx.

PORTFOLIO OUTLOOK
During the final quarter of the year, we increased our exposure to sectors that are sensitive to an improving economy. These included Technology, Consumer Discretionary, and Energy sectors. We also decreased our exposure to more defensive sectors of the market, including Health Care and Materials.

Although mid-cap growth stocks have underperformed the market over the last several years, the sector's disappointments have also created many compelling opportunities. Market volatility may persist into the new year, but we will continue to select stocks on the basis of bottom-up fundamental analysis because we believe that security selection will be a key element for success in this environment.

                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2002

                                                     % OF TOTAL
                 SECURITY                            NET ASSETS
                 ----------------------------------------------
                 ANTHEM, INC........................    2.2%
                 EXPEDIA, INC.......................    2.2
                 THE GAP, INC.......................    2.1
                 ALLERGAN, INC......................    2.0
                 NASDAQ 100 TRUST...................    2.0
                 ZIMMER HOLDINGS, INC...............    2.0
                 CAREMARK RX, INC...................    1.9
                 BOSTON SCIENTIFIC CORP.............    1.8
                 RENAISSANCERE HOLDINGS, LTD........    1.8
                 CDW COMPUTER CENTERS, INC..........    1.7


 A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX AND RUSSELL MIDCAP GROWTH
                             INDEX SINCE 12/31/92


                            [CHART]

            State Street Research         Russell
              Aggressive Growth        MidCap Growth      S&P 500
                  Portfolio                Index           Index
            ---------------------      -------------      -------
12/92             $10,000                 $10,000         $10,000
12/93              12,264                  11,118          11,007
12/94              12,033                  10,877          11,151
12/95              15,582                  14,570          15,335
12/96              16,787                  17,118          18,850
12/97              17,906                  20,974          25,134
12/98              20,359                  24,721          32,322
12/99              27,126                  37,406          39,120
12/00              25,059                  33,011          35,565
12/01              19,105                  26,357          31,350
12/02              13,619                  19,140          24,421


--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                  STATE STREET    RUSSELL
                                    RESEARCH      MIDCAP
                               AGGRESSIVE GROWTH  GROWTH  S&P 500
                               CLASS A CLASS E(A)  INDEX   INDEX
               1 Year           -28.7%   -28.8%    -27.4%  -22.1%
               5 Years          - 5.3      N/A     - 1.8   - 0.6
               10 Years           3.1      N/A       6.7     9.3
               Since Inception    8.0    -25.2       9.7    11.2

--------------------------------------------------------------------------------

 (a) Commenced operation May 1, 2001.

 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

METROPOLITAN SERIES FUND, INC.

 STATE STREET RESEARCH AURORA PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT
 OBJECTIVE
 HIGH TOTAL RETURN
 CONSISTING
 PRINCIPALLY OF
 CAPITAL
 APPRECIATION.

 INCEPTION
 DATE  7/5/00

 ASSET CLASS
 SMALL CAP
 STOCKS

    NET ASSETS
   $375 MILLION

    PORTFOLIO
     MANAGER
   JOHN BURBANK

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2002, the Class A shares of the State Street Research Aurora Portfolio returned -21.3%. The portfolio underperformed its benchmark, the Russell 2000(R) Value Index,/11/ which returned -11.4%. The average return of the Portfolio's peer group, the Lipper Variable Insurance Products Small Cap Core Funds universe/14/, was -18.9% for the same period. The Portfolio's negative performance can be attributed to a weak stock market that persisted for the entire calendar year. Not even a strong fourth quarter was able to offset severe losses incurred earlier in the year. Underperformance relative to the benchmark and Lipper peer group was primarily the result of the portfolio's heavy exposure to stocks and sectors that are sensitive to the economy. The portfolio was positioned to take advantage of an economic rebound that did not materialize during the year.

PORTFOLIO ACTIVITY
Our investments in production technology companies, which we bought at attractive prices, were disappointments during the year. The portfolio owned positions in Therma Wave, Brooks-PRI Automation, Kulick & Soffa Industries, all of which lost ground during the year. Lackluster spending by businesses during the year hurt revenues and profits across the board in this industry. Within the broader Technology sector, we also lost ground on our investments in Actel, Kemet, and Globespan Virata.

By contrast, the portfolio's strong stock selection in the Consumer Discretionary and Energy sectors helped offset the losses in technology-related sectors during the year.
The portfolio enjoyed solid gains in the casinos and gaming industry from International Gaming, Mandalay Resort Group, and Harrah's. All three stocks posted double- digit gains despite a difficult economic environment. The portfolio also recorded gains from its investments in Cabot Oil & Gas, Ocean Energy, and OSCA. All three companies benefited from an improved business environment for Energy stocks--rising prices and a favorable balance between supply and demand.

PORTFOLIO OUTLOOK
Although the market favored more defensive stocks in 2002, we remain committed to buying fundamentally attractive stocks using a bottom-up investment approach without regard to what the market favors at any given point in time. We continue to focus our efforts on identifying good companies with compelling valuations. And we are optimistic that adhering to this strategy will continue to produce favorable long-term results. In fact, we are finding more value candidates today than we did one year ago. Many of the attractive opportunities have come in cyclically oriented, economically sensitive industries. This has resulted in a heavy weighting of these industries in the portfolio. Going into 2003, the portfolio remains overweight in Transportation, Materials, Producer Durables, and Technology stocks. By contrast, it is underweight in more defensive sectors, such as Utilities, Consumer Staples and Health Care.

                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2002

                                                       % OF TOTAL
              SECURITY                                 NET ASSETS
              ---------------------------------------------------
              *ISHARES RUSSELL 2000 INDEX FUND........    2.9%
              AGRIUM, INC. (ADR)......................    2.2
              VARIAN SEMICONDUCTOR EQUIPMENT, INC.....    2.1
              NAVISTAR INTERNATIONAL CORP.............    2.1
              PHELPS DODGE CORP.......................    2.0
              EGL, INC................................    2.0
              READER'S DIGEST ASSOCIATION, INC........    1.7
              WABTEC CORP.............................    1.7
              TECHNITROL, INC.........................    1.6
              AMERICAN AXLE & MANUFACTURING, INC......    1.5

 *Please note that this security is an investment fund and not a common stock.

  A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 VALUE INDEX SINCE 7/5/00


                  [CHART]

            State Street Research
               Aurora Portfolio        Russell 2000 Value Index
               ----------------        ------------------------
7/5/00             $10,000                    $10,000
 12/00              12,322                     11,602
 12/01              14,292                     13,228
 12/02              11,246                     11,720


--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                STATE STREET RESEARCH      RUSSELL
                               AURORA SMALL CAP VALUE     2000 VALUE
                            CLASS A CLASS B(A) CLASS E(A)   INDEX
            1 Year           -21.3%   -21.5%     -21.5%     -11.4%
            Since Inception    4.8    -13.5      -13.5        6.6

--------------------------------------------------------------------------------

 (a) Commenced operations May 1, 2001.

 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

METROPOLITAN SERIES FUND, INC.

 MORGAN STANLEY EAFE INDEX PORTFOLIO

MANAGEMENT'S DISCUSSION AND ANALYSIS



 INVESTMENT
 OBJECTIVE
 TO EQUAL THE
 PERFORMANCE OF
 THE MSCI EAFE
 INDEX.

 INCEPTION
 DATE  11/9/98

 ASSET CLASS
 INTERNATIONAL
 STOCKS

  NET ASSETS
 $132 MILLION

   PORTFOLIO
    MANAGER
    METLIFE
  INVESTMENT
  DEPARTMENT

PERFORMANCE AT-A-GLANCE
For the year ended December 31, 2002, the Class A shares of the Morgan Stanley EAFE Index Portfolio returned -16.6% compared to its benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index/5/, which returned -15.9%. The average return of the Portfolio's peer group, the Lipper Variable Insurance Product International Funds/14/ was -16.5% for the same period. Dividend income accounted for 1.58% of this year's total return. The Portfolio's performance cannot exactly duplicate the MSCI EAFE Index's return because of differences that primarily result from sampling, pricing, and transaction costs.

Most of this year's negative returns occurred during the latter half of the year. The worst performing months were September and July, which posted negative returns of -10.7% and -9.8% respectively. The MSCI EAFE Index outperformed its US domestic counterpart, the S&P 500 Index by over 6% for the year. This was due in large part to the weakening dollar, which makes non-dollar denominated securities more valuable. For the year, the US dollar fell 15.2% versus the Euro, and 9.8% versus the Japanese Yen. Japan and the Euro countries make up more than 54% of the capitalization of the EAFE Index.

PORTFOLIO ACTIVITY
Of the twenty-one countries that comprise the EAFE Index, nineteen had negative returns for the year. The United Kingdom, the largest country weight at 25.3%, decreased 17.8% for the year and accounted for 25.0% of the negative benchmark return for the year. The worst performing country this year was Germany, down approximately 34.0%, accounting for another 15.0% of the negative yearly return. Austria and New Zealand were the only two countries to experience positive returns this year, up 20.0% and 14.5% respectively. However, with their combined weight accounting for less than one half of one percent (0.5%) of the EAFE Index, they had no material impact on the annual Index return.

Vivendi Universal, down 70.5%, Nokia, down 38.3%, and Vodafone Group, down 30.3%, had the largest negative impact to the yearly EAFE return. Centrepulse, up 313.4% had the largest return for the year, but no significant impact on the overall index due to its minimal weighting.

There was a noteworthy change in the benchmark this year. At the end of May, EAFE underwent a rebalance which resulted in a 2.4% weight increase for the United Kingdom and weight decreases for France, Italy, and Germany. A phased implementation was chosen by MSCI as way to minimize turnover during any one period, as well as to minimize the market impact of the transition.

PORTFOLIO OUTLOOK
Factors that could impact EAFE stock prices in the coming year include global interest rates, developments in the Iraq conflict, as well as the war on terrorism, oil prices, continued market volatility, and additional currency fluctuations.

                             PORTFOLIO COMPOSITION

                     TOP HOLDINGS AS OF DECEMBER 31, 2002

                                                  % OF TOTAL
                    SECURITY                      NET ASSETS
                    ----------------------------------------
                    *ISHARES MSCI EAFE INDEX FUND    4.7%
                    BP AMOCO, PLC................    2.8
                    VODAFONE GROUP, PLC..........    2.2
                    GLAXOSMITHKLINE, PLC.........    2.1
                    HSBC HOLDINGS, PLC...........    1.9
                    NOVARTIS AG..................    1.8
                    ROYAL DUTCH PETROLEUM CO.....    1.7
                    TOTAL FINA S.A...............    1.6
                    NESTLE S.A...................    1.5
                    NOKIA AB OYJ.................    1.4

 *Please note that this security is an investment fund and not Common Stock.

        A $10,000 INVESTMENT COMPARED TO MSCI EAFE INDEX SINCE 11/9/98


                         [CHART]

            Morgan Stanley EAFE Index Portfolio           MSCI EAFE Index
            -----------------------------------           ---------------
11/9/98                 $10,000                             $10,000
12/98                    10,811                              10,926
12/99                    13,504                              13,873
12/00                    11,548                              11,909
12/01                     9,039                               9,355
12/02                     7,534                               7,863


--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                                            MSCI
                                MORGAN STANLEY EAFE INDEX   EAFE
                              CLASS A CLASS B(A) CLASS E(B) INDEX
              1 Year           -16.6%   -16.8%     -16.7%   -15.9%
              Since Inception  - 6.6    -19.4      -19.4    - 5.6

--------------------------------------------------------------------------------

 (a) Commenced operations January 2, 2001.
 (b) Commenced operations May 1, 2001.

 Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

 This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

                                                                      Appendix E

               GENERAL AMERICAN CAPITAL COMPANY S&P 500 INDEX FUND

MANAGEMENT DISCUSSION

For the year 2002, the S&P 500 Index Fund was down 22.1%. The performance matched the S&P 500 Index, which was also down 22.1%. Equity markets declined during the first 3 quarters of the year losing 28.16% before a rally of 8.44% in the 4th quarter. The falling markets were the result of several high profile bankruptcy filings and earnings restatements as well as a declining economy. For the year the best performing sectors were Basic Materials and Energy. The worst performing sectors were Technology and Communication Services. Mid Cap (S&P 400, -14.51%) and Small Cap (S&P 600, -14.62%) Indices both out-performed the S&P 500 Index. On a 5-year basis, the Fund returned -0.66% versus -0.59% for the Index.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                S&P 500 INDEX FUND          S&P 500 INDEX
                ------------------          -------------

1992                10 000.00                 1 0000.00
1993                10 983.00                 1 1007.00
1994                11 110.00                 1 1151.00
1995                15 204.00                 1 5335.00
1996                18 684.00                 1 8850.00
1997                24 813.00                 2 5134.00
1998                31 799.00                 3 2322.00
1999                38 341.00                 3 9120.00
2000                35 025.00                 3 5565.00
2001                30 821.00                 3 1350.00
2002                24 008.00                 2 4421.00

AVERAGE ANNUAL RETURNS

PERIODS ENDED DECEMBER 31, 2002    S&P 500 INDEX FUND     S&P 500 INDEX

1 year                                   -22.1%              -22.1%
5 years                                   -0.7%               -0.6%
10 years                                   9.2%                9.3%

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

               Past performance is no assurance of future results.

                GENERAL AMERICAN CAPITAL COMPANY BOND INDEX FUND

MANAGEMENT DISCUSSION

The Bond Index Fund returned 10.7% for the year ended December 31, 2002. The Lehman Brothers Government/Credit Index returned 11.0% for the same period, out-performing the broader Lehman Aggregate Index by 0.78%. U.S. Treasuries were the best performing sector of the market, followed by Federal Agencies and Corporates. The 5-year return for the Fund was 7.3% versus 7.6% for the Lehman Brothers Government/Credit Index.

During the year, several high profile accounting and corporate governance scandals created a bifurcated market, where higher quality issues were priced uncharacteristically rich and lower quality issuers were priced very cheap. Toward the end of the year, the credit market began to look more normal as issuers were evaluated based on more reliable financials.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                                              LEHMAN BROTHERS GOVERNMENT
                     BOND INDEX FUND                 CREDIT INDEX
                     ---------------          --------------------------

1992                     10000.00                      10000.00
1993                     11039.00                      11103.00
1994                     10593.00                      10714.00
1995                     12608.00                      12775.00
1996                     12989.00                      13146.00
1997                     14202.00                      14429.00
1998                     15424.00                      15796.00
1999                     14980.00                      15456.00
2000                     16789.00                      17288.00
2001                     18197.00                      18758.00
2002                     20150.00                      20828.00

AVERAGE ANNUAL RETURNS
                                                            LEHMAN BROTHERS
PERIODS ENDED DECEMBER 31, 2002     BOND INDEX FUND     GOVERNMENT/CREDIT INDEX

1 year                                   10.7%                    11.0%
5 years                                   7.3%                     7.6%
10 years                                  7.3%                     7.6%

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

               Past performance is no assurance of future results.

              GENERAL AMERICAN CAPITAL COMPANY MANAGED EQUITY FUND

MANAGEMENT DISCUSSION

For the year ended December 31, 2002, the Fund returned -23.2% versus -15.5% for the Russell 1000 Value Index. For the last six months of 2002, the Fund returned -13.0% versus -11.3% for the Russell 1000 Value Index.

The underperformance of economically sensitive businesses that was primarily due to the sluggish level of business activity, highly visible corporate failures and corporate governance concerns finally ended with an upbeat fourth quarter. Within the Financial Services sector, strong stock selection contributed to the portfolio's performance and exposure to diversified financial services was also additive during the third and fourth quarters of 2002. Returns in the Utilities and Transportation sector were boosted by successful stock selection. Results within the consumer-related sectors were mixed. Liberty Media and General Motors-Hughes Division were positive contributors during the quarter. In retail, strong returns by The Gap offset the effect of a weak quarter by Federated Department Stores. In contrast, disappointing returns by Kimberly-Clark, McDonald's, Cendant and Waste Management were a drag on absolute and relative performance.

In this environment, our team remains focused on value. During 2002, economically sensitive stocks became more inexpensive relative to defensive, non-cyclicals. Due to these attractive valuations, our approach is tilted towards economically sensitive issues and should benefit when the market and business environments improve. Based on valuation investment process, we are favoring economically sensitive cyclical stocks. We remain most overweight in Consumer Discretionary, Health Care, and Conglomerates, while meaningfully underweight Financial Services and Utilities.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                           MANAGED EQUITY FUND    RUSSELL 1000 VALUE INDEX    S&P/BARRA 500 VALUE INDEX
                           -------------------    ------------------------    -------------------------
1992                             10000.00                 10000.00                    10000.00
1993                             10887.00                 11807.00                    11860.00
1994                             10497.00                 11573.00                    11785.00
1995                             13999.00                 16013.00                    16144.00
1996                             16928.00                 19478.00                    19695.00
1997                             20871.00                 26331.00                    25600.00
1998                             23832.00                 30446.00                    29357.00
1999                             24556.00                 32684.00                    33092.00
2000                             27656.00                 34976.00                    35105.00
2001                             28178.00                 33021.00                    30995.00
2002                             21638.00                 27895.00                    24531.00

AVERAGE ANNUAL RETURNS

                                              MANAGED EQUITY      RUSSELL 1000     S&P/BARRA 500
PERIODS ENDED DECEMBER 31, 2002                    FUND           VALUE INDEX       VALUE INDEX
1 Year                                            -23.2%             -15.5%           -20.9%
5 Years                                             0.7%               1.2%            -0.9%
10 Years                                            8.0%              10.8%             9.4%

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

               Past performance is no assurance of future results.
                                       E-3

             GENERAL AMERICAN CAPITAL COMPANY ASSET ALLOCATION FUND

MANAGEMENT DISCUSSION

For the year ended December 31, 2002, the Fund returned -14.1% versus -9.3% for the blended 60% S&P and 40% Lehman Brothers Government/Credit Index. For the second half of the year the Fund produced negative performance returning -4.3% versus -3.2% for the blended 60% S&P 500 and 40% Lehman Brothers
Government/Credit Index.

From an equity perspective, the portfolio lagged the S&P 500 benchmark, primarily due to weak stock selection in the Technology, Health Care, and Consumer Discretionary sectors. Relative performance comparisons were also impaired by underweights to the strongest performing sectors in the benchmark--Utilities and Technology. While the Fund broadly benefited in absolute terms from its exposure to technology, telecom, biotechnology, and diversified financial firms in the period, relative performance was greatly aided by good stock selection in the Consumer Staples and Financial Services sectors.

The overall bond market posted moderate gains for the final six months of the year as the Lehman Brothers Government/Credit Index returned a healthy 6.92%. In light of the recent Fed rate cut of 50 basis points to 1.25%, initial signs of an improving economy and the improving prospect of added fiscal stimulus, the non-Treasury sectors rebounded from the weak third quarter performance. In addition, the portfolio's shorter duration position and underweight position in the intermediate maturities added value. Although we do not foresee a return to recession, we believe that growth will remain fairly muted. Therefore, the Fund will maintain a shorter than benchmark duration position and look to reduce and/or eliminate our yield curve position, as most of the gain from underweighting the 5-10 year part of the curve has been realized.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                                                                                LEHMAN BROTHERS
                             ASSET ALLOCATION FUND         S&P 500 INDEX    GOVERNMENT/CREDIT INDEX
                             ---------------------         -------------    -----------------------
1992                                   10000                     10000                  10000
1993                                   10955                     11007                  10879
1994                                   10522                     11151                  10669
1995                                   13561                     15335                  12305
1996                                   15685                     18850                  12802
1997                                   18623                     25134                  13810
1998                                   21949                     32322                  14975
1999                                   27078                     39120                  15033
2000                                   27445                     35565                  16554
2001                                   25643                     31350                  18037
2002                                   22037                     24421                  19811

AVERAGE ANNUAL RETURNS

                                      ASSET ALLOCATION    S&P 500        LEHMAN BROTHERS
PERIODS ENDED DECEMBER 31, 2002              FUND          INDEX     GOVERNMENT/CREDIT INDEX
1 Year                                      -14.1%         -22.1%             9.8%
5 Years                                       3.4%          -0.6%             7.5%
10 Years                                      8.2%           9.3%             7.1%

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

               Past performance is no assurance of future results.
                                       E-4

            GENERAL AMERICAN CAPITAL COMPANY INTERNATIONAL INDEX FUND

MANAGEMENT DISCUSSION

The International Index Fund returned -14.9% for the year ended December 31, 2002 compared to the MSCI EAFE Index, which lost 15.9%. The three largest sectors of the Index, United Kingdom (27.36%), Japan (20.98%) and France (9.11%) returned -15.23%, -10.28%, and -21.18% respectively. During the year the value of the Euro rose from $0.89 to $1.05, while the Yen gained strength from 132y/$ to 119y/$. The European Central Bank reduced its benchmark rate to 2.75% during December (previously 3.25%) after holding rates steady for most of the year. The 5-year return for the Fund was -2.4% versus -2.9% for the Index.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                      INTERNATIONAL INDEX FUND            MSCI EAFE INDEX
                      ------------------------            ---------------
2/16/93                        10000                           10000
1993                           13103                           13257
1994                           13944                           14286
1995                           15109                           15888
1996                           16227                           16850
1997                           16595                           17148
1998                           19874                           20573
1999                           25653                           26121
2000                           21871                           22423
2001                           17284                           17614
2002                           14701                           14808

AVERAGE ANNUAL RETURNS

PERIODS ENDED DECEMBER 31, 2002   INTERNATIONAL INDEX FUND      MSCI EAFE INDEX
1 Year                                     -14.9%                   -15.9%
5 Years                                     -2.4%                    -2.9%
Since Inception                              4.0%                     4.0%

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the index. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

               Past performance is no assurance of future results.

              GENERAL AMERICAN CAPITAL COMPANY MID-CAP EQUITY FUND

MANAGEMENT DISCUSSION

For the year ended December 31, 2002, the Fund returned -27.2% versus -27.4% for the Russell Mid Cap Growth Index. The Fund's performance for the second half of 2002 was -11.0%, versus -9.6% for the Russell Mid Cap Growth Index.

Beneficial performance for the past six months in the Consumer Discretionary sector aided return comparisons. Health Care, a sector that benefited from stock selection in the third quarter, had weaker stock selection in the past three months and contributed to the portfolio's underperformance. Technology, a sector in which the Fund had less than the benchmark exposure, was one of the top performing sectors in the Russell Mid Cap Growth index. Returns were helped by exposure to a strong semiconductor selection.

While the Mid Cap Growth sector has underperformed the market for the last several years, we believe there are many compelling opportunities that have been created due to this underperformance. While we expect the market to continue to be volatile, we believe that prices have come down to a level where risk-reward ratios are more attractive and expect the Mid Cap growth segment to better perform in a healthier market environment. Therefore, based on bottom up fundamental analysis, we increased the Fund's exposure in more cyclically oriented sectors, including Technology, Consumer Discretionary, and Energy. Conversely, we decreased its exposure in the more defensive sectors such as Health Care and Materials.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                                                    RUSSELL MID CAP GROWTH
                            MID-CAP EQUITY FUND              INDEX             S&P 400 MID CAP INDEX
                            -------------------     ----------------------     ---------------------
2/16/93                              10000                     10000                      10000
1993                                 11444                     10990                      11252
1994                                 11350                     10752                      10849
1995                                 13743                     14405                      14203
1996                                 16417                     16923                      16928
1997                                 22075                     20737                      22387
1998                                 21748                     24442                      26665
1999                                 24812                     36979                      30590
2000                                 22006                     32634                      35941
2001                                 16222                     26058                      35726
2002                                 11816                     18917                      30540

AVERAGE ANNUAL RETURNS

                                                                  RUSSELL MID CAP         S&P 400
                                              MID-CAP EQUITY          GROWTH              MID CAP
PERIODS ENDED DECEMBER 31, 2002                    FUND               INDEX                INDEX
1 Year                                            -27.2%              -27.4%               -14.5%
5 Years                                           -11.7%               -1.8%                 6.4%
Since Inception                                     1.7%                7.1%                12.6%

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the indices. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

               Past performance is no assurance of future results.
                                       E-6

             GENERAL AMERICAN CAPITAL COMPANY SMALL-CAP EQUITY FUND


MANAGEMENT DISCUSSION


For the year ended December 31, 2002, the Fund returned -16.9% versus -20.5% for the Russell 2000 Index. The Fund returned 8.1% for the fourth quarter versus 4.9% for the Russell 2000 Value Index. For the second half of the year, the Fund returned -21.4% and the Russell 2000 Value Index returned -17.4.

The Producer Durables, Transportation, and Technology sectors rebounded from a difficult third quarter to become primary drivers of performance in the fourth quarter. Among Producer Durables names, selection within the production technology equipment industry was especially strong. Results in Technology were mixed as our overweight within the sector was beneficial, but weaker stock selection was a drag on overall portfolio performance. While our holdings added to absolute returns, the Fund underperformed the broad sector primarily due to several securities which were not held that posted strong returns.

Our firm's macro-economic forecast for 2003 is for the modest recovery in U.S. economic growth to continue in 2003, at a moderately below trend level. Efforts will continue to focus on buying good companies with compelling valuations and we are optimistic that an adherence to this strategy will continue to produce favorable long-term results.

As a result of our bottom-up process, many of the most attractive opportunities lie within cyclically oriented industries. The Fund, thus, remains overweighted in Transportation, Producer Durables, and Technology. In contrast, the Fund is underweighted in more defensive sectors, including; Utilities, Consumer Staples, and Health Care.

GROWTH OF $10,000 INVESTMENT
[LINE GRAPH]

                                           SMALL-CAP EQUITY FUND     RUSSELL 2000 SMALL STOCKS INDEX
                                           ---------------------     -------------------------------
5/1/97                                            10000                        10000
1997                                              13103                        12768
1998                                              11821                        12443
1999                                              11357                        15088
2000                                              12186                        14632
2001                                              14277                        14995
2002                                              11867                        11924

AVERAGE ANNUAL RETURNS

                                                                            RUSSELL 2000
PERIODS ENDED DECEMBER 31, 2002            SMALL-CAP EQUITY FUND                INDEX
1 Year                                            -16.9%                        -20.5%
5 Years                                            -2.0%                         -1.4%
Since Inception                                     3.1%                          3.2%

The Fund's performance reflects administrative and management charges, while such charges are not reflected in the performance of the indices. The Fund's performance numbers do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

               Past performance is no assurance of future results.
                                       E-7

                         METROPOLITAN SERIES FUND, INC.

                                    FORM N-14

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 24, 2003

     This Statement of Additional Information (the "SAI") relates to the proposed mergers (collectively the "Mergers") of the Bond Index Fund, Asset Allocation Fund, Managed Equity Fund, S&P 500 Index Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund and International Index Fund (collectively, the "General American Funds"), each a series of the General American Capital Company ("GACC"), into the Lehman Brothers(R) Aggregate Bond Index Portfolio, State Street Research Diversified Portfolio, State Street Research Large Cap Value Portfolio, MetLife Stock Index Portfolio, State Street Research Aggressive Growth Portfolio, State Street Research Aurora Portfolio and Morgan Stanley EAFE(R) Index Portfolio (collectively the "Met Funds"), each a series of the Metropolitan Series Fund, Inc. (the "Company"). GACC and the Company are Maryland corporations.

     This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated March 24, 2003 (the "Prospectus/Proxy Statement") of the Met Funds, which relates to the Mergers. As described in the Prospectus/Proxy Statement, the Mergers would involve the transfer of all the assets of each General American Fund in exchange for shares of the corresponding Met Fund and the assumption of all the liabilities of the General American Fund by the corresponding Met Fund. Each General American Fund would distribute the Met Fund shares it receives to its shareholders in complete liquidation of the General American Fund.

     This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116.

                                Table of Contents

I.   Additional Information about the Met Funds............................... 3

II.  Financial Statements..................................................... 4

I.   Additional Information about the Met Funds.

     Incorporated by reference to Post-Effective Amendment No. 32 to the Company's Registration Statement on Form N-1A (File No. 002- 80751 filed on April 12, 2002).

II.  Financial Statements.

     This SAI is accompanied by the Company's Annual Report for the fiscal year ended December 31, 2002, which contains historical financial information regarding the Met Funds. Such report has been filed with the SEC and is incorporated herein by reference. This SAI is also accompanied by GACC's Annual Report for the fiscal year ended December 31, 2002, which contains historical financial information regarding the General American Funds. Such report has been filed with the SEC and is incorporated herein by reference.

     Unaudited pro forma financial statements of each Met Fund for its acquisition of the corresponding General American Fund are provided on the following pages.

-----------------------------------------------------------------------------------------------------------------------------
                    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined (unaudited) (d)
                                                       December 31, 2002
         Par
        Value  Asset Name                                               Coupon        Maturity Date            Market Value
-----------------------------------------------------------------------------------------------------------------------------
$     500,000  A.H. Belo Corp.                                           8.000         11/01/2008              $  563,402
    1,000,000  Abbey National, Plc.                                      6.690         10/17/2005               1,106,814
      145,000  Abbott Laboratories                                       5.600         10/01/2003                 148,996
      300,000  Abbott Laboratories                                       5.625         07/01/2006                 326,685
      500,000  ABN-AMRO Bank N.V. (New York Branch)                      7.125         10/15/2093                 513,226
      230,000  ABN-AMRO Bank NV-New York Branch                          7.750         05/15/2023                 262,450
      225,000  Albertsons, Inc.                                          6.625         06/01/2028                 225,101
      300,000  Alcoa, Inc.                                               6.500         06/01/2011                 339,948
      400,000  Alcoa, Inc.                                               6.000         01/15/2012                 440,241
    1,000,000  Alcoa, Inc.                                               5.375         01/15/2013               1,060,440
      150,000  Allstate Corp.                                            6.900         05/15/2038                 165,647
      500,000  Alltel Corp.                                              6.800         05/01/2029                 534,555
      500,000  Alltel Corp.                                              7.875         07/01/2032                 605,665
      250,000  American General Corp.                                    8.500         07/01/2030                 325,816
    1,000,000  American General Finance Corp.                            5.375         10/01/2012               1,022,155
      600,000  Anadarko Petroleum Corp.                                  5.375         03/01/2007                 641,259
      500,000  Anheuser-Busch Cos., Inc.                                 7.500         03/15/2012                 616,100
      400,000  Anthem, Inc.                                              6.800         08/01/2012                 437,522
    1,000,000  AOL Time Warner, Inc.                                     6.150         05/01/2007               1,039,008
      300,000  AOL Time Warner, Inc.                                     7.625         04/15/2031                 309,327
      300,000  Apache Finance Canada Corp.                               7.750         12/15/2029                 377,278
      200,000  Archer-Daniels-Midland Co.                                8.875         04/15/2011                 257,149
       45,000  Asian Development Bank                                    5.750         05/19/2003                  45,723
        3,157  Asset Backed Securities Corp.                             7.570         03/21/2024                   3,154
      500,000  Associates Corp. North America                            5.800         04/20/2004                 524,902
      600,000  Associates Corp. North America                            6.250         11/01/2008                 666,874
      200,000  Associates Corp. North America                            6.950         11/01/2018                 227,613
      976,000  AT&T Broadband Corp.                                      8.375         03/15/2013               1,108,659
      500,000  AT&T Corp.                                                7.000         11/15/2006                 534,401
       45,000  AT&T Corp.                                                6.000         03/15/2009                  44,867
      500,000  AT&T Corp.                                                6.500         03/15/2013                 500,852
      300,000  AT&T Wireless Services, Inc.                              8.750         03/01/2031                 294,000
      300,000  Atlantic Richfield Co.                                    5.900         04/15/2009                 336,166
      500,000  Axa Financial, Inc.                                       7.750         08/01/2010                 569,783
    1,500,000  Banc One Corp.                                            7.600         05/01/2007               1,758,687
      500,000  Bank America Corp.                                        5.250         02/01/2007                 537,694
      150,000  Bank of America                                           7.800         02/15/2010                 178,606
      300,000  Bank of America Corp.                                     7.400         01/15/2011                 353,806
      250,000  Bank One Corp.                                            7.625         08/01/2005                 281,585
      500,000  Bank One N.A. - Illinois                                  5.500         03/26/2007                 545,148
      800,000  Bank One Texas N.A.                                       6.250         02/15/2008                 902,573
      500,000  Bear Stearns Co., Inc.                                    5.700         01/15/2007                 540,456
      250,000  Bear Stearns Co., Inc.                                    7.800         08/15/2007                 292,571
      800,000  Bear Stearns Commercial Mortgage Securities, Inc.         7.080         07/15/2031                 926,412
      200,000  Bear Stearns Commercial Mortgage Securities, Inc.         7.780         02/15/2032                 239,382
    1,000,000  Bear Stearns Commercial Mortgage Securities, Inc.         8.134         02/15/2032               1,192,698
      300,000  Bell Atlantic Financial Services, Inc.                    7.600         03/15/2007                 341,619
      750,000  BellSouth Capital Funding Corp.                           7.750         02/15/2010                 888,017
      250,000  Bellsouth Capital Funding Corp.                           7.875         02/15/2030                 306,888
      550,000  Boeing Capital Corp.                                      5.650         05/15/2006                 576,879
      460,000  Boeing Co.                                                7.250         06/15/2025                 498,104
      500,000  BP Canada Finance                                         3.375         10/31/2007                 506,004

--------------------------------------------------------------------------------------------------------------------------------
                    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined (unaudited) (d)
                                                       December 31, 2002
         Par
        Value   Asset Name                                                  Coupon        Maturity Date            Market Value
--------------------------------------------------------------------------------------------------------------------------------
       500,000  Bristol-Myers Squibb Co.                                      4.750         10/01/2006                 525,671
       300,000  British Telecommunications, Plc.                              7.875         12/15/2005                 338,321
       500,000  British Telecommunications, Plc.                              8.375         12/15/2010                 599,449
       600,000  Burlington Resources Finance Co.                              5.700         03/01/2007                 645,135
       500,000  Burlington Resources Finance Co.                              6.400         08/15/2011                 552,130
       190,000  California Infrastructure & Economic Development              6.480         12/26/2009                 213,917
       400,000  Campbell Soup Co.                                             5.500         03/15/2007                 432,926
       200,000  Capital One Bank                                              6.700         05/15/2008                 186,000
       500,000  Carnival Corp.                                                6.150         04/15/2008                 517,095
       250,000  Caterpillar, Inc.                                             7.250         09/15/2009                 292,146
     1,800,000  CBS, Inc.                                                     7.150         05/20/2005               1,987,489
       500,000  Centex Corp.                                                  7.500         01/15/2012                 554,477
       250,000  Chase Commercial Mortgage Securities Corp.                    6.390         11/18/2030                 279,626
       115,000  Chase Credit Card Owner Trust                                 6.660         01/15/2007                 122,860
       300,000  Chase Funding Mortgage Loan                                   6.550         03/25/2013                 322,099
     1,000,000  Chase Funding Mortgage Loan                                   4.788         03/25/2020               1,022,880
       151,000  Chase Manhattan Corp.                                         7.125         02/01/2007                 169,319
     1,500,000  Chase Manhattan Corp.                                         7.000         11/15/2009               1,662,512
       125,000  Chemical Master Credit Card Trust I                           5.980         09/15/2008                 136,839
     2,000,000  Chevron Phillips Chemical Co. LLC                             5.375         06/15/2007               2,104,313
       350,000  Chubb Corp.                                                   6.000         11/15/2011                 369,032
       100,000  Cingular Wireless, L.L.C.                                     7.125         12/15/2031                 102,917
       400,000  CIT Group, Inc.                                               7.750         04/02/2012                 448,335
     1,000,000  Citibank Credit Card Issuance Trust                           4.100         12/07/2006               1,040,410
       190,000  Citibank Credit Card Issuance Trust                           7.450         09/15/2007                 209,447
       228,000  Citibank Credit Card Master Trust I                           5.300         01/09/2006                 236,625
       600,000  Citibank Credit Card Master Trust I                           6.100         05/15/2008                 662,850
     2,000,000  Citigroup, Inc.                                               5.750         05/10/2006               2,172,258
       750,000  Citigroup, Inc.                                               6.200         03/15/2009                 837,625
       250,000  Citigroup, Inc.                                               7.250         10/01/2010                 287,911
     1,000,000  Citizens Communications Co.                                   8.500         05/15/2006               1,096,754
       500,000  Citizens Communications Co.                                   7.625         08/15/2008                 553,582
       600,000  Clear Channel Communications, Inc.                            6.000         11/01/2006                 645,658
       300,000  Coca-Cola Enterprises, Inc.                                   6.950         11/15/2026                 341,688
       250,000  Comcast Cable Communications                                  8.375         05/01/2007                 280,083
       235,000  Commonwealth Edison Co.                                       6.400         10/15/2005                 255,244
       500,000  Conagra, Inc.                                                 6.000         09/15/2006                 547,126
     1,500,000  Conagra, Inc.                                                 6.750         09/15/2011               1,705,738
       500,000  Conoco Funding Co.                                            6.350         10/15/2011                 558,340
     1,200,000  Conoco, Inc.                                                  5.900         04/15/2004               1,258,242
       300,000  Conoco, Inc.                                                  6.950         04/15/2029                 338,255
     1,150,000  Consolidated Edison Co.                                       6.450         12/01/2007               1,302,796
     1,000,000  Consolidated Edison Co., New York Inc.                        7.500         09/01/2010               1,183,700
       400,000  Costco Wholesale Corp.                                        5.500         03/15/2007                 432,926
       500,000  Countrywide Funding Corp.                                     5.625         05/15/2007                 536,160
       250,000  Cox Communications, Inc.                                      7.750         11/01/2010                 283,252
       300,000  CSX Corp.                                                     7.450         05/01/2007                 343,964
       200,000  CSX Corp.                                                     6.750         03/15/2011                 223,656
       500,000  CSX Corp.                                                     7.900         05/01/2017                 642,175
       600,000  Daimler Chrysler North America                                6.400         05/15/2006                 648,664
       350,000  Daimler Chrysler North America                                8.000         06/15/2010                 403,487
     1,000,000  Daimlerchrysler Auto Trust                                    3.850         04/06/2006               1,029,450

                                       5

-----------------------------------------------------------------------------------------------------------------------------
                    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined (unaudited) (d)
                                                       December 31, 2002
         Par
        Value   Asset Name                                               Coupon        Maturity Date            Market Value
-----------------------------------------------------------------------------------------------------------------------------
       447,000  Dayton Hudson Corp.                                       6.400         02/15/2003                 449,266
       300,000  Deere & Co.                                               7.850         05/15/2010                 359,829
       300,000  Delphi Automotive Systems Corp.                           7.125         05/01/2029                 295,900
       435,000  Detroit Edison Co.                                        6.190         03/01/2013                 486,652
       500,000  Deutsche Ausgleichs Bank                                  6.500         09/15/2004                 538,111
     1,000,000  Deutsche Telekom International Finance B.V.               1.000         06/15/2005               1,092,938
     1,900,000  Devon Financing Corp.                                     6.875         09/30/2011               2,120,296
       800,000  Diageo Capital, Plc.                                      6.625         06/24/2004                 856,456
       500,000  Diageo Capital, Plc.                                      6.125         08/15/2005                 547,455
     1,000,000  Discover Card Master Trust I                              5.300         11/16/2006               1,046,910
     1,445,000  Dominion Resources, Inc.                                  7.625         07/15/2005               1,585,190
       300,000  Dominion Resources, Inc.                                  8.125         06/15/2010                 350,115
       300,000  Donaldson Lufkin & Jenrette                               6.500         06/01/2008                 327,249
     1,000,000  Duke Energy Co.                                           6.250         01/15/2012               1,043,670
       300,000  E. I. du Pont de Nemours                                  6.875         10/15/2009                 351,675
       200,000  EOP Operating                                             6.375         02/15/2003                 200,889
     1,000,000  EOP Operating, L.P.                                       8.375         03/15/2006               1,124,040
       250,000  Equitable Cos., Inc.                                      6.500         04/01/2008                 271,350
     1,000,000  European Investment Bank                                  4.000         08/30/2005               1,048,640
       300,000  Exelon Generation Co., L.L.C.                             6.950         06/15/2011                 325,392
     1,650,000  Federal Farm Credit Bank                                  6.380         11/27/2006               1,871,001
     1,000,000  Federal Farm Credit Banks                                 5.750         01/18/2011               1,110,271
     3,600,000  Federal Home Loan Bank                                    5.375         01/05/2004               3,744,612
     3,800,000  Federal Home Loan Bank                                    3.875         12/15/2004               3,954,584
       400,000  Federal Home Loan Bank                                    6.340         06/13/2005                 442,001
     5,000,000  Federal Home Loan Bank                                    6.500         11/15/2005               5,586,950
     4,000,000  Federal Home Loan Banks                                   5.375         01/05/2004               4,166,340
     1,500,000  Federal Home Loan Banks                                   6.250         08/13/2004               1,605,176
     2,000,000  Federal Home Loan Banks                                   4.125         11/15/2006               2,104,216
     1,000,000  Federal Home Loan Banks                                   4.875         02/15/2007               1,077,939
     1,070,000  Federal Home Loan Banks                                   7.250         02/15/2007               1,253,073
     2,400,000  Federal Home Loan Mortgage                                5.000         01/15/2004               2,489,808
     2,875,000  Federal Home Loan Mortgage                                7.000         03/15/2010               3,446,291
       258,497  Federal Home Loan Mortgage                                7.000         06/01/2011                 274,443
       353,419  Federal Home Loan Mortgage                                7.000         12/01/2015                 374,537
       553,480  Federal Home Loan Mortgage                                7.500         03/01/2016                 590,670
     1,027,814  Federal Home Loan Mortgage                                6.000         04/01/2016               1,072,642
     3,985,130  Federal Home Loan Mortgage                                5.500         11/01/2017               4,133,506
       272,900  Federal Home Loan Mortgage                                7.500         08/01/2024                 290,927
       153,316  Federal Home Loan Mortgage                                7.500         11/01/2024                 163,444
       114,768  Federal Home Loan Mortgage                                7.500         10/01/2026                 122,398
       107,125  Federal Home Loan Mortgage                                8.000         02/01/2027                 115,274
       423,149  Federal Home Loan Mortgage                                7.500         10/01/2027                 449,509
        98,761  Federal Home Loan Mortgage                                7.000         12/01/2027                 103,548
       213,311  Federal Home Loan Mortgage                                8.000         10/01/2028                 229,538
     1,097,890  Federal Home Loan Mortgage                                6.000         11/01/2028               1,135,087
       220,247  Federal Home Loan Mortgage                                7.000         11/01/2028                 231,021
       429,305  Federal Home Loan Mortgage                                6.000         12/01/2028                 443,850
       700,398  Federal Home Loan Mortgage                                6.000         02/01/2029                 724,164
       699,497  Federal Home Loan Mortgage                                6.000         04/01/2029                 723,232
       179,514  Federal Home Loan Mortgage                                7.000         04/01/2029                 188,246
       288,583  Federal Home Loan Mortgage                                6.000         05/01/2029                 298,375

                                       6

-----------------------------------------------------------------------------------------------------------------------------
                    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined (unaudited) (d)
                                                       December 31, 2002
         Par
        Value   Asset Name                                               Coupon        Maturity Date            Market Value
-----------------------------------------------------------------------------------------------------------------------------
      165,382   Federal Home Loan Mortgage                                 7.000         05/01/2029                 173,426
      448,259   Federal Home Loan Mortgage                                 7.000         06/01/2029                 470,065
      541,045   Federal Home Loan Mortgage                                 7.000         07/01/2029                 567,364
      243,361   Federal Home Loan Mortgage                                 6.500         10/01/2029                 253,504
      815,795   Federal Home Loan Mortgage                                 7.500         10/01/2029                 864,063
      439,511   Federal Home Loan Mortgage                                 6.500         02/01/2030                 457,830
      663,205   Federal Home Loan Mortgage                                 7.500         05/01/2030                 701,971
    2,297,798   Federal Home Loan Mortgage                                 7.000         01/01/2031               2,410,081
      965,000   Federal Home Loan Mortgage                                 6.750         03/15/2031               1,153,937
      556,653   Federal Home Loan Mortgage                                 6.000         06/01/2031                 575,643
       99,438   Federal Home Loan Mortgage                                 6.000         07/01/2031                 102,830
    4,207,667   Federal Home Loan Mortgage                                 6.000         08/01/2031               4,351,214
    1,421,905   Federal Home Loan Mortgage                                 6.500         08/01/2031               1,479,877
    1,794,517   Federal Home Loan Mortgage                                 6.000         09/01/2031               1,855,738
      353,954   Federal Home Loan Mortgage                                 6.500         10/01/2031                 368,385
    2,504,607   Federal Home Loan Mortgage                                 6.500         11/01/2031               2,606,720
    1,974,742   Federal Home Loan Mortgage                                 7.000         12/01/2031               2,071,238
    8,634,237   Federal Home Loan Mortgage                                 6.500         03/01/2032               8,999,194
    4,908,064   Federal Home Loan Mortgage                                 6.000         04/01/2032               5,080,005
    1,492,637   Federal Home Loan Mortgage                                 6.000         11/01/2032               1,544,928
    3,000,000   Federal Home Loan Mortgage Corp.                           6.250         07/15/2004               3,213,669
    1,000,000   Federal Home Loan Mortgage Corp.                           7.000         07/15/2005               1,121,798
      500,000   Federal Home Loan Mortgage Corp.                           6.000         06/15/2011                 566,304
      500,000   Federal Home Loan Mortgage Corp.                           5.500         09/15/2011                 547,767
    2,000,000   Federal Home Loan Mortgage Corp.                           4.750         10/11/2012               2,020,412
    1,000,000   Federal National Mortgage Association                      6.500         08/15/2004               1,078,002
    1,700,000   Federal National Mortgage Association                      5.750         06/15/2005               1,853,743
    4,850,000   Federal National Mortgage Association                      7.000         07/15/2005               5,438,789
      550,000   Federal National Mortgage Association                      5.875         02/02/2006                 607,167
    5,500,000   Federal National Mortgage Association                      4.750         01/02/2007               5,826,260
    1,800,000   Federal National Mortgage Association                      5.000         03/12/2007               1,811,412
    1,500,000   Federal National Mortgage Association                      5.750         02/15/2008               1,680,647
    5,370,000   Federal National Mortgage Association                      5.250         01/15/2009               5,874,978
    2,150,000   Federal National Mortgage Association                      5.500         03/15/2011               2,357,678
    4,500,000   Federal National Mortgage Association                      5.375         11/15/2011               4,882,680
      281,172   Federal National Mortgage Association                      7.000         04/01/2012                 298,500
    2,000,000   Federal National Mortgage Association                      4.375         09/15/2012               2,006,160
      261,464   Federal National Mortgage Association                      6.500         01/01/2013                 275,629
       13,576   Federal National Mortgage Association                      6.500         04/01/2013                  14,311
      721,423   Federal National Mortgage Association                      6.500         06/01/2013                 760,507
       20,248   Federal National Mortgage Association                      6.500         07/01/2013                  21,345
    3,943,897   Federal National Mortgage Association                      6.000         10/01/2013               4,137,559
      271,197   Federal National Mortgage Association                      7.000         02/01/2014                 287,911
      645,286   Federal National Mortgage Association                      6.000         03/01/2014                 676,745
      114,863   Federal National Mortgage Association                      6.000         06/01/2014                 120,462
      238,749   Federal National Mortgage Association                      6.500         06/01/2014                 251,495
      711,522   Federal National Mortgage Association                      6.000         07/01/2014                 746,210
      230,387   Federal National Mortgage Association                      6.000         09/01/2014                 241,619
      290,688   Federal National Mortgage Association                      7.500         08/01/2015                 310,076
   22,552,432   Federal National Mortgage Association                      6.500         04/01/2017              23,787,696
    4,000,000   Federal National Mortgage Association                      6.000         09/01/2017               4,187,260
    3,834,870   Federal National Mortgage Association                      5.500         11/01/2017               3,976,860

                                       7

--------------------------------------------------------------------------------------------------------------
                    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined (unaudited)(d)
                                             December 31, 2002
     Par
    Value       Asset Name                                  Coupon      Maturity Date            Market Value
--------------------------------------------------------------------------------------------------------------
      905,002   Federal National Mortgage Association        7.000         10/01/2021                 951,438
      224,127   Federal National Mortgage Association        7.500         09/01/2025                 238,347
       17,360   Federal National Mortgage Association        7.000         06/01/2026                  18,250
      222,946   Federal National Mortgage Association        7.500         06/01/2026                 236,823
        8,064   Federal National Mortgage Association        8.000         10/01/2026                   8,688
       15,637   Federal National Mortgage Association        7.500         09/01/2027                  16,598
       13,838   Federal National Mortgage Association        7.500         11/01/2027                  14,689
        5,928   Federal National Mortgage Association        7.500         12/01/2027                   6,292
      289,591   Federal National Mortgage Association        7.500         03/01/2028                 307,308
      660,523   Federal National Mortgage Association        7.000         06/01/2028                 693,287
      812,762   Federal National Mortgage Association        6.000         08/01/2028                 840,173
        5,276   Federal National Mortgage Association        7.500         08/01/2028                   5,599
      178,882   Federal National Mortgage Association        6.000         11/01/2028                 184,914
       82,255   Federal National Mortgage Association        6.000         12/01/2028                  85,029
    7,826,805   Federal National Mortgage Association        6.500         12/01/2028               8,142,475
      494,756   Federal National Mortgage Association        6.500         03/01/2029                 514,931
    2,194,499   Federal National Mortgage Association        6.500         04/01/2029               2,283,987
      200,491   Federal National Mortgage Association        6.500         05/01/2029                 208,666
    2,400,000   Federal National Mortgage Association        6.250         05/15/2029               2,672,345
      528,702   Federal National Mortgage Association        7.500         07/01/2029                 561,214
      108,763   Federal National Mortgage Association        6.500         08/01/2029                 113,199
      560,052   Federal National Mortgage Association        7.000         09/01/2029                 587,480
      769,416   Federal National Mortgage Association        7.000         10/01/2029                 807,097
      290,444   Federal National Mortgage Association        7.500         10/01/2029                 307,429
        8,545   Federal National Mortgage Association        8.000         11/01/2029                   9,163
       32,703   Federal National Mortgage Association        7.000         12/01/2029                  34,304
       29,000   Federal National Mortgage Association        8.000         04/01/2030                  31,080
    3,850,293   Federal National Mortgage Association        6.500         05/01/2030               4,007,302
      137,519   Federal National Mortgage Association        8.000         05/01/2030                 147,383
    2,675,000   Federal National Mortgage Association        7.250         05/15/2030               3,366,381
      183,996   Federal National Mortgage Association        7.500         07/01/2030                 194,570
      294,686   Federal National Mortgage Association        8.000         11/01/2030                 315,824
      216,202   Federal National Mortgage Association        8.000         01/01/2031                 231,710
      416,208   Federal National Mortgage Association        8.000         02/01/2031                 446,063
    2,136,671   Federal National Mortgage Association        6.000         06/01/2031               2,209,320
    1,405,286   Federal National Mortgage Association        6.500         09/01/2031               1,461,632
      516,557   Federal National Mortgage Association        6.500         02/01/2032                 542,049
      896,854   Federal National Mortgage Association        7.000         04/01/2032                 942,685
    4,566,363   Federal National Mortgage Association        7.000         06/01/2032               4,799,711
    7,497,876   Federal National Mortgage Association        6.000         09/01/2032               7,759,720
    3,491,986   Federal National Mortgage Association        5.500         10/01/2032               3,564,420
      925,000   Federal National Mortgage Association        6.210         08/06/2038               1,037,632
      225,000   Federated Department Stores, Inc.            6.300         04/01/2009                 246,186
      250,000   Fedex Corp.                                  6.625         02/12/2004                 261,760
      100,000   Fedex Corp.                                  6.875         02/15/2006                 109,639
      200,000   First Industrial, L.P.                       6.875         04/15/2012                 214,875
      500,000   First Union Commercial Mortgage Trust        6.070         10/15/2035                 552,240
    3,750,000   First Union Corp.                            7.550         08/18/2005               4,228,060
      450,000   First Union Lehman Brothers Bank of America  6.560         11/18/2035                 508,603
                  Commercial Mortgage Trust
      175,000   First USA Credit Card Master Trust           5.280         09/18/2006                 181,680
      500,000   FirstEnergy Corp.                            5.500         11/15/2006                 502,864
      500,000   Fleet National Bank                          5.750         01/15/2009                 517,348

                                       8

--------------------------------------------------------------------------------------------------------------
                     Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined (unaudited)(d)
                                             December 31, 2002
     Par
    Value       Asset Name                                  Coupon      Maturity Date            Market Value
--------------------------------------------------------------------------------------------------------------
      250,000   FleetBoston Financial Corp.                  7.250         09/15/2005                 278,157
      500,000   FleetBoston Financial Corp.                  4.875         12/01/2006                 523,410
    1,000,000   Ford Motor Co.                               7.750         02/15/2007               1,026,223
      400,000   Ford Motor Co.                               7.250         10/01/2008                 397,494
    1,000,000   Ford Motor Co.                               7.375         10/28/2009                 990,862
      250,000   Ford Motor Co.                               6.500         08/01/2018                 205,538
      500,000   Ford Motor Co.                               6.375         02/01/2029                 383,279
      500,000   Ford Motor Credit Co.                        7.500         06/15/2003                 507,402
    1,200,000   Ford Motor Credit Co.                        6.500         01/25/2007               1,185,971
      300,000   Ford Motor Credit Co.                        7.375         02/01/2011                 292,864
      300,000   Fred Meye, Inc.                              7.450         03/01/2008                 343,439
      500,000   GE Global Insurance Holding Corp.            7.500         06/15/2010                 567,822
      550,000   General Electric Capital Corp.               6.750         09/11/2003                 569,922
      400,000   General Electric Capital Corp.               5.375         03/15/2007                 429,844
    1,000,000   General Electric Capital Corp.               6.125         02/22/2011               1,083,026
      200,000   General Electric Capital Corp.               6.750         03/15/2032                 221,695
      100,000   General Electric Capital Corp.               7.500         08/21/2035                 120,189
      400,000   General Mills, Inc.                          5.125         02/15/2007                 425,013
      500,000   General Mills, Inc.                          6.000         02/15/2012                 544,442
    1,000,000   General Motors Acceptance Corp.              6.850         06/17/2004               1,041,430
    1,000,000   General Motors Acceptance Corp.              7.500         07/15/2005               1,048,701
    1,000,000   General Motors Acceptance Corp.              6.750         01/15/2006               1,040,341
      600,000   General Motors Acceptance Corp.              6.125         02/01/2007                 611,709
      250,000   General Motors Acceptance Corp.              5.850         01/14/2009                 240,477
    2,100,000   General Motors Acceptance Corp.              7.750         01/19/2010               2,199,239
      300,000   General Motors Acceptance Corp.              7.250         03/02/2011                 303,169
      750,000   Goldman Sachs Group, Inc.                    6.650         05/15/2009                 826,417
       26,357   Government National Mortgage Association     8.000         09/15/2016                  28,896
       54,008   Government National Mortgage Association     6.500         05/15/2023                  57,116
      255,987   Government National Mortgage Association     9.000         11/15/2024                 284,867
       76,803   Government National Mortgage Association     8.000         08/15/2026                  83,303
      105,011   Government National Mortgage Association     8.000         09/15/2026                 113,899
    1,236,339   Government National Mortgage Association     6.500         02/15/2027               1,303,367
        5,561   Government National Mortgage Association     7.000         04/15/2027                   5,902
       85,579   Government National Mortgage Association     8.000         04/15/2027                  92,276
       79,325   Government National Mortgage Association     8.000         05/15/2027                  85,533
      486,866   Government National Mortgage Association     7.000         01/15/2028                 516,184
      152,397   Government National Mortgage Association     7.500         02/20/2028                 161,715
      250,973   Government National Mortgage Association     7.000         04/15/2028                 266,086
      309,463   Government National Mortgage Association     7.000         05/15/2028                 328,099
      337,227   Government National Mortgage Association     7.000         06/15/2028                 357,534
      400,598   Government National Mortgage Association     6.500         07/15/2028                 420,689
      564,785   Government National Mortgage Association     6.500         08/15/2028                 593,111
      210,944   Government National Mortgage Association     7.000         10/15/2028                 223,647
      443,931   Government National Mortgage Association     6.500         11/15/2028                 466,196
      105,527   Government National Mortgage Association     6.500         12/15/2028                 110,820
      250,804   Government National Mortgage Association     6.000         01/15/2029                 261,408
      218,512   Government National Mortgage Association     7.000         06/15/2029                 231,415
      151,982   Government National Mortgage Association     8.000         06/15/2029                 163,715
      245,964   Government National Mortgage Association     8.000         06/15/2029                 264,951
      221,810   Government National Mortgage Association     6.500         07/15/2029                 232,846
      147,964   Government National Mortgage Association     7.500         08/15/2029                 157,590

                                       9

------------------------------------------------------------------------------------------------------------------
               Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined (unaudited) (d)
                                                  December 31, 2002
       Par
      Value    Asset Name                                               Coupon    Maturity Date    Market Value
------------------------------------------------------------------------------------------------------------------
      359,709  Government National Mortgage Association                  7.000      09/15/2029        380,948
      367,902  Government National Mortgage Association                  7.500      04/15/2030        391,608
      109,951  Government National Mortgage Association                  7.000      01/15/2031        116,319
      664,391  Government National Mortgage Association                  7.000      03/15/2031        702,868
    1,973,633  Government National Mortgage Association                  6.500      06/20/2031      2,061,527
    3,816,512  Government National Mortgage Association                  7.000      08/15/2031      4,037,542
    1,500,000  Government of Canada                                      6.750      08/28/2006      1,704,555
      500,000  GTE North, Inc.                                           5.650      11/15/2008        536,066
      105,000  Hartford Financial Services Group, Inc.                   6.375      11/01/2008        114,253
    1,500,000  Heller Financial, Inc.                                    6.375      03/15/2006      1,662,900
      350,000  Heller Financial, Inc.                                    7.375      11/01/2009        411,984
      300,000  Honeywell International, Inc.                             7.500      03/01/2010        348,104
      350,000  Household Finance Corp.                                   8.000      05/09/2005        377,269
      500,000  Household Finance Corp.                                   5.750      01/30/2007        523,377
      300,000  Household Finance Corp.                                   8.000      07/15/2010        336,427
      100,000  Household Finance Corp.                                   7.000      05/15/2012        109,670
      500,000  HSBC Holdings, Plc.                                       7.500      07/15/2009        592,091
      250,000  Hydro Quebec                                              7.500      04/01/2016        312,074
    1,000,000  Hydro Quebec                                              8.400      01/15/2022      1,319,761
    1,700,000  Intermediate American Development Bank                    5.375      11/18/2008      1,882,111
      400,000  Intermediate American Development Bank                    8.875      06/01/2009        517,723
      200,000  Intermediate American Development Bank                    7.000      06/15/2025        241,616
      500,000  Intermediate American Development Bank                    6.800      10/15/2025        591,766
    1,000,000  International Bank for Reconstruction & Development       4.375      09/28/2006      1,066,070
      535,000  International Bank for Reconstruction & Development       8.875      03/01/2026        787,379
      425,000  International Business Machines                           8.375      11/01/2019        528,863
    1,000,000  International Business Machines Corp.                     7.500      06/15/2013      1,228,931
      800,000  International Lease Finance Corp.                         5.700      07/03/2006        840,216
      500,000  International Paper Co.                                   8.125      07/08/2005        559,277
    1,000,000  International Paper Co.                                   6.750      09/01/2011      1,112,709
      250,000  International Paper Co.                                   6.875      04/15/2029        263,639
      350,000  J.P. Morgan Chase & Co.                                   5.350      03/01/2007        371,365
      500,000  J.P. Morgan Chase & Co.                                   5.250      05/30/2007        528,933
      250,000  J.P. Morgan Chase & Co.                                   6.750      02/01/2011        270,577
    1,000,000  J.P. Morgan Chase Commercial Mortgage Securities          6.044      11/15/2035      1,102,377
      250,000  Johnson & Johnson                                         6.950      09/01/2029        298,756
    1,081,000  K N Energy, Inc.                                          6.650      03/01/2005      1,150,303
      600,000  Kerr-McGee Corp.                                          6.625      10/15/2007        674,027
    1,000,000  KFW International Finance, Inc.                           8.000      02/15/2010      1,248,158
    1,350,000  Kinder Morgan Energy Partners, L.P.                       6.750      03/15/2011      1,469,016
      500,000  Korea Development Bank                                    7.125      04/22/2004        532,074
      900,000  Kraft Foods, Inc.                                         6.250      06/01/2012      1,004,743
      250,000  Lehman Brothers Commercial Conduit Mortgage Trust         6.210      10/15/2035        277,634
    3,500,000  Lehman Brothers Holdings, Inc.                            7.750      01/15/2005      3,857,435
      500,000  Lehman Brothers Holdings, Inc.                            6.250      05/15/2006        548,456
      700,000  Lockheed Martin Corp.                                     8.200      12/01/2009        865,066
      900,000  Lockheed Martin Corp.                                     7.375      04/15/2013      1,072,189
    1,000,000  Lowe's Cos., Inc.                                         6.875      02/15/2028      1,113,916
    1,000,000  MBNA America Bank National                                7.125      11/15/2012      1,057,948
      197,000  McDonald's Corp.                                          5.950      01/15/2008        217,742
    1,000,000  MeadWestvaco Corp.                                        6.850      04/01/2012      1,110,126
      500,000  Mellon Funding Corp.                                      5.750      11/15/2003        517,478

                                      10

------------------------------------------------------------------------------------------------------------------
               Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined (unaudited) (d)
                                                  December 31, 2002
       Par
      Value    Asset Name                                               Coupon    Maturity Date    Market Value
------------------------------------------------------------------------------------------------------------------
      250,000  Mellon Funding Corp.                                      6.400      05/14/2011        278,833
      300,000  Merck & Co., Inc.                                         5.950      12/01/2028        316,768
      250,000  Merrill Lynch & Co.                                       6.375      10/15/2008        278,589
      200,000  Merrill Lynch & Co.                                       6.500      07/15/2018        209,168
    1,000,000  Midland Bank, Plc.                                        8.625      12/15/2004      1,119,349
    1,000,000  Morgan Stanley Capital I, Inc.                            6.550      03/15/2030      1,122,487
    1,000,000  Morgan Stanley Capital I, Inc.                            6.540      07/15/2030      1,124,704
      500,000  Morgan Stanley Dean Witter & Co.                          6.100      04/15/2006        544,990
    1,500,000  Morgan Stanley Dean Witter & Co.                          5.800      04/01/2007      1,627,111
      300,000  Morgan Stanley Dean Witter & Co.                          8.000      06/15/2010        355,940
      700,000  Morgan Stanley Dean Witter Capital I Trust                7.200      10/15/2033        817,557
      350,000  National Australia Bank, Ltd.                             6.600      12/10/2007        396,590
    1,000,000  National Rural Utilities Cooperative Finance              6.200      02/01/2008      1,116,949
      300,000  National Rural Utilities Cooperative Finance              8.000      03/01/2032        361,154
    1,600,000  Nationsbank Corp.                                         7.750      08/15/2015      1,968,128
      100,000  New York Telephone Co.                                    5.875      09/01/2003        102,339
      300,000  News America Holdings, Inc.                               7.375      10/17/2008        327,831
      800,000  News America, Inc.                                        6.625      01/09/2008        857,426
      226,829  Niagara Mohawk Power Corp.                                7.625      10/01/2005        252,103
      350,000  Norfolk Southern Corp.                                    6.200      04/15/2009        388,816
      300,000  Norfolk Southern Corp.                                    7.250      02/15/2031        347,857
      300,000  Norsk Hydro                                               6.700      01/15/2018        325,557
      300,000  Occidental Petroleum Corp.                                7.375      11/15/2008        351,099
      340,000  Paine Webber Group, Inc.                                  6.550      04/15/2008        382,966
      354,167  Pemex Finance, Ltd.                                       8.450      02/15/2007        396,086
      300,000  Pepsi Bottling Group, Inc.                                7.000      03/01/2029        349,450
      250,000  Pepsi Bottling Holdings, Inc. (144A)                      5.625      02/17/2009        272,425
    1,000,000  Petroleos Mexicanos                                       9.250      03/30/2018      1,120,000
      500,000  Phelps Dodge Corp.                                        8.750      06/01/2011        517,316
    1,000,000  Philip Morris Cos., Inc.                                  7.000      07/15/2005      1,086,165
      500,000  Phillips Petroleum Co.                                    8.500      05/25/2005        568,560
      300,000  Phillips Petroleum Co.                                    6.375      03/30/2009        338,128
      170,000  PP&L Transition Bond, L.L.C.                              6.830      03/25/2007        182,782
      500,000  Praxair, Inc.                                             6.625      10/15/2007        561,690
       27,402  Premier Auto Trust                                        5.820      10/08/2003         27,425
      400,000  Procter & Gamble Co.                                      6.600      12/15/2004        436,773
      200,000  Procter & Gamble Co.                                      6.450      01/15/2026        223,778
      500,000  Progress Energy, Inc.                                     7.000      10/30/2031        519,582
      250,000  Province of Nova Scotia                                   9.250      03/01/2020        357,128
      300,000  Province of Ontario                                       5.500      10/01/2008        332,267
      415,000  Province of Quebec                                        8.800      04/15/2003        423,417
      610,000  Province of Quebec                                        6.500      01/17/2006        676,052
      350,000  Province of Quebec                                        7.500      07/15/2023        428,549
      500,000  PSEG Power, L.L.C.                                        7.750      04/15/2011        530,385
    1,000,000  PSEG Power, L.L.C.                                        8.625      04/15/2031      1,058,823
      600,000  Puget Sound Energy, Inc.                                  7.960      02/22/2010        673,932
      233,000  Raytheon Co.                                              6.750      08/15/2007        258,411
      886,037  Reliant Energy Transition Bond                            3.840      09/15/2007        913,921
      350,000  Republic of Finland                                       7.875      07/28/2004        383,993
    1,000,000  Republic of Italy                                         7.250      02/07/2005      1,101,354
      500,000  Republic of Italy                                         5.250      04/05/2006        543,074
      300,000  Republic of Italy                                         6.000      05/29/2008        339,600

                                      11

-------------------------------------------------------------------------------------------------------------------------------
                    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined (unaudited) (d)
                                                       December 31, 2002
        Par
       Value    Asset Name                                                  Coupon       Maturity Date             Market Value
-------------------------------------------------------------------------------------------------------------------------------
      900,000   Republic of Italy                                            5.625         06/15/2012                 999,570
      200,000   Republic of Korea                                            8.875         04/15/2008                 247,849
      100,000   Residential Asset Securities Corp.                           5.751         03/25/2027                 102,122
      300,000   Rohm & Haas Co.                                              7.400         07/15/2009                 345,948
      500,000   Royal KPN NV                                                 8.000         10/01/2010                 585,538
      750,000   Safeway, Inc.                                                6.150         03/01/2006                 802,482
      500,000   Saxon Asset Securities Trust                                 6.190         08/25/2022                 533,730
      300,000   SBC Communications, Inc.                                     5.750         05/02/2006                 325,254
      500,000   SBC Communications, Inc.                                     5.875         02/01/2012                 539,356
      500,000   Sears Roebuck Acceptance Corp.                               7.000         06/15/2007                 500,000
      250,000   Sears Roebuck Acceptance Corp.                               7.000         02/01/2011                 236,250
      300,000   Simon Debartlol                                              6.875         10/27/2005                 324,849
      500,000   Southern Co. Capital Funding                                 5.300         02/01/2007                 528,447
      750,000   Southwest Airlines Co.                                       6.500         03/01/2012                 804,885
      500,000   Southwestern Bell Telephone Co.                              6.625         07/15/2007                 567,738
      350,000   Speiker Properties, L.P.                                     7.350         12/01/2017                 378,979
      400,000   Sprint Capital Corp.                                         7.625         01/30/2011                 380,000
      200,000   Standard Credit Card Master Trust I                          7.250         04/07/2008                 227,748
      400,000   Structured Asset Securities Corp.                            6.950         03/12/2007                 446,881
      500,000   SunTrust Bank - Atlanta                                      7.250         09/15/2006                 575,025
      150,000   Target Corp.                                                 7.000         07/15/2031                 168,347
    1,000,000   Tennessee Valley Authority                                   6.000         03/15/2013               1,122,681
      250,000   Texaco Capital, Inc.                                         6.000         06/15/2005                 273,564
    1,000,000   The Boeing Co.                                               8.100         11/15/2006               1,155,449
      250,000   The Walt Disney Co.                                          7.300         02/08/2005                 272,023
    1,000,000   The Walt Disney Co.                                          6.750         03/30/2006               1,092,050
      200,000   The Walt Disney Co.                                          6.375         03/01/2012                 218,849
      250,000   Time Warner Entertainment Co., L.P.                          7.250         09/01/2008                 269,364
      418,000   Time Warner, Inc.                                            9.125         01/15/2013                 490,352
      300,000   Tosco Corp.                                                  7.625         05/15/2006                 341,130
      200,000   Transcanada Pipelines, Ltd.                                  9.125         04/20/2006                 229,434
      300,000   Transocean Sedco Forex, Inc.                                 7.500         04/15/2031                 346,303
    1,000,000   Trizechahn Office Properties Trust (144A)                    6.211         03/15/2013               1,102,460
      500,000   Tyson Foods, Inc.                                            8.250         10/01/2011                 591,157
      250,000   Unilever Capital Corp.                                       6.750         11/01/2003                 260,706
    1,300,000   Unilever Capital Corp.                                       7.125         11/01/2010               1,535,145
      300,000   Union Pacific Corp.                                          7.600         05/01/2005                 333,952
    1,000,000   Union Pacific Corp.                                          6.400         02/01/2006               1,087,964
      500,000   United Mexican States                                        9.875         01/15/2007                 598,750
    2,000,000   United Mexican States                                        9.875         02/01/2010               2,450,150
      250,000   United Mexican States                                        8.375         01/14/2011                 282,500
    4,000,000   United States Treasury Bonds                                 9.375         02/15/2006               4,879,532
      270,000   United States Treasury Bonds                                13.875         05/15/2011                 370,980
      385,000   United States Treasury Bonds                                10.375         11/15/2012                 514,860
      500,000   United States Treasury Bonds                                 9.875         11/15/2015                 771,875
    1,375,000   United States Treasury Bonds                                 9.250         02/15/2016               2,040,775
      750,000   United States Treasury Bonds                                 7.250         05/15/2016                 960,532
    1,000,000   United States Treasury Bonds                                 8.750         05/15/2017               1,445,781
      570,000   United States Treasury Bonds                                 8.875         08/15/2017                 833,511
    2,625,000   United States Treasury Bonds                                 8.875         02/15/2019               3,877,598
    2,395,000   United States Treasury Bonds                                 8.125         08/15/2019               3,336,325
      315,000   United States Treasury Bonds                                 8.750         08/15/2020                 465,179

                                      12

----------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined (unaudited) (d)
                                                       December 31, 2002

          Par
         Value       Asset Name                                        Coupon     Maturity Date       Market Value
----------------------------------------------------------------------------------------------------------------------
          1,200,000  United States Treasury Bonds                       7.875       02/15/2021          1,646,628
          4,600,000  United States Treasury Bonds                       8.125       08/15/2021          6,474,638
          1,000,000  United States Treasury Bonds                       7.250       08/15/2022          1,301,445
          2,000,000  United States Treasury Bonds                       7.625       11/15/2022          2,704,688
          1,100,000  United States Treasury Bonds                       7.625       02/15/2025          1,503,139
            800,000  United States Treasury Bonds                       6.000       02/15/2026            916,782
            500,000  United States Treasury Bonds                       6.750       08/15/2026            625,330
          1,000,000  United States Treasury Bonds                       6.500       11/15/2026          1,216,590
          1,165,000  United States Treasury Bonds                       6.625       02/15/2027          1,439,187
            200,000  United States Treasury Bonds                       6.375       08/15/2027            240,230
          1,050,000  United States Treasury Bonds                       6.125       11/15/2027          1,226,169
          4,920,000  United States Treasury Bonds                       5.500       08/15/2028          5,314,288
            250,000  United States Treasury Bonds                       5.250       02/15/2029            261,073
          1,300,000  United States Treasury Bonds                       5.375       02/15/2031          1,417,203
          2,000,000  United States Treasury Notes                       4.000       04/30/2003          2,018,540
          6,000,000  United States Treasury Notes                       5.875       02/15/2004          6,309,138
          2,800,000  United States Treasury Notes                       5.250       05/15/2004          2,949,856
          2,000,000  United States Treasury Notes                       7.250       05/15/2004          2,160,624
          2,450,000  United States Treasury Notes                       7.250       08/15/2004          2,680,065
          2,000,000  United States Treasury Notes                       2.125       08/31/2004          2,022,360
          2,000,000  United States Treasury Notes                       1.875       09/30/2004          2,014,340
          2,300,000  United States Treasury Notes                       5.875       11/15/2004          2,484,460
          9,430,000  United States Treasury Notes                       7.875       11/15/2004         10,530,292
          2,000,000  United States Treasury Notes                       6.500       05/15/2005          2,220,078
          6,700,000  United States Treasury Notes                       6.500       08/15/2005          7,495,558
            400,000  United States Treasury Notes                       5.750       11/15/2005            442,172
          1,000,000  United States Treasury Notes                       5.875       11/15/2005          1,108,906
          2,000,000  United States Treasury Notes                       7.000       07/15/2006          2,318,828
            500,000  United States Treasury Notes                       6.500       10/15/2006            574,297
          1,900,000  United States Treasury Notes                       6.250       02/15/2007          2,179,414
          7,000,000  United States Treasury Notes                       4.375       05/15/2007          7,516,477
          1,000,000  United States Treasury Notes                       6.125       08/15/2007          1,149,922
          1,500,000  United States Treasury Notes                       5.500       02/15/2008          1,692,421
          5,580,000  United States Treasury Notes                       5.625       05/15/2008          6,332,072
          3,200,000  United States Treasury Notes                       4.750       11/15/2008          3,492,998
          4,900,000  United States Treasury Notes                       5.500       05/15/2009          5,559,393
          3,400,000  United States Treasury Notes                       6.000       08/15/2009          3,952,976
          2,000,000  United States Treasury Notes                       5.750       08/15/2010          2,299,532
          9,900,000  United States Treasury Notes                       5.000       02/15/2011         10,877,365
          3,500,000  United States Treasury Notes                       5.000       08/15/2011          3,837,855
          1,000,000  United States Treasury Notes                       4.875       02/15/2012          1,085,898
          3,000,000  United States Treasury Notes                       4.375       08/15/2012          3,136,440
            200,000  United Technologies Corp.                          7.500       09/15/2029            247,746
            254,617  Vanderbilt Mortgage & Finance, Inc                 6.120       02/07/2015            260,303
             55,000  Vanderbilt Mortgage & Finance, Inc                 6.080       12/07/2015             58,080
            400,000  Verizon New England, Inc.                          6.500       09/15/2011            441,145
            500,000  Verizon New York, Inc.                             7.375       04/01/2032            572,029
          1,000,000  Viacom, Inc.                                       7.700       07/30/2010          1,188,045
            400,000  Virginia Electric & Power Co.                      5.375       02/01/2007            424,660
          1,500,000  Vodafone Airtouch, Plc.                            7.625       02/15/2005          1,653,606
          1,150,000  Vodafone Airtouch, Plc.                            7.750       02/15/2010          1,355,162
            500,000  Wachovia Corp.                                     4.950       11/01/2006            535,146

                                      13

----------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined (unaudited) (d)
                                                       December 31, 2002

          Par
         Value       Asset Name                                        Coupon     Maturity Date       Market Value
----------------------------------------------------------------------------------------------------------------------
          1,500,000  Wal-Mart Stores, Inc.                              4.375      07/12/2007           1,581,316
            500,000  Wal-Mart Stores, Inc.                              6.875      08/10/2009             584,776
            500,000  Washington Mutual, Inc.                            5.625      01/15/2007             538,081
            300,000  Wells Fargo & Co.                                  5.900      05/21/2006             329,407
            500,000  Wells Fargo & Co.                                  5.125      02/15/2007             537,631
            500,000  Wells Fargo & Co.                                  5.125      09/01/2012             517,078
          1,000,000  Wells Fargo Capital B (144A)                       7.950      12/01/2026           1,086,300
            250,000  Wells Fargo Financial, Inc.                        7.000      11/01/2005             279,360
            375,000  Western National Corp.                             7.125      02/15/2004             395,781
          1,000,000  Weyerhaeuser Co.                                   6.750      03/15/2012           1,090,338
            500,000  Weyerhaeuser Co.                                   7.375      03/15/2032             540,187
          1,000,000  WFS Financial Owner Trust                          5.180      03/20/2009           1,059,189


                     Total Bonds & Notes (Identified cost $547,455,071)                               578,864,824


         12,100,000  Federal Home Loan Bank                             1.020      01/06/2003          12,098,286

                     Total Short Term (Identified cost $12,098,286)                                    12,098,286


                     Total Investments                                                               $590,963,110
                     (Identified cost $559,553,357)

                                      14

Metropolitan Series Fund
COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002 (UNAUDITED)

                                                                                 Metropolitan
                                                                                 Series Fund
                                                             General American   Lehman Brothers      Adjustments
                                                              Capital Company     Aggregate       (References are
                                                                Bond Index        Bond Index        to Pro Forma         Pro Forma
                                                                   Fund           Portfolio          Footnotes)          Combined
                                                             ----------------   ---------------   ---------------      -------------
Assets
Investments at value *                                       $    162,537,749   $   428,425,361   $             0      $ 590,963,110
Cash                                                                  334,415           257,313                 0            591,728
Receivable for:
        Fund shares sold                                              454,291           973,519                 0          1,427,810
        Open forward currency contracts - net                               0                 0                 0                  0
        Futures variation margin                                            0                 0                 0                  0
        Dividends and interest                                      2,842,906         4,641,056                 0          7,483,962
        Foreign taxes                                                       0                 0                 0                  0
        Collateral for securities loaned                                    0        51,524,692                 0         51,524,692
Prepaid expense                                                             0                 0                 0                  0
                                                             ----------------   ---------------   ---------------      -------------
           Total assets                                           166,169,361       485,821,941                 0        651,991,302
                                                             ----------------   ---------------   ---------------      -------------
Liabilities
   Payable for:
        Securities purchased                                                0         8,842,939                 0          8,842,939
        Fund shares redeemed                                                0           242,940                 0            242,940
        Open forward currency contracts - net                               0                 0                 0                  0
        Return of collateral for securities loaned                          0        51,524,692                 0         51,524,692
        Foreign taxes                                                       0                 0                 0                  0
Accrued expenses:                                                           0                 0
        Management fees                                                34,658            86,979                 0            121,637
        Administrative fees                                             6,931                                                  6,931
        Service and distribution fees                                       0            12,996                 0             12,996
        Directors fees                                                      0             1,331                 0              1,331
        Other expenses                                                      0            37,211                 0             37,211
                                                             ----------------   ---------------   ---------------      -------------
           Total liabilities                                           41,589        60,749,088                 0         60,790,677
                                                             ----------------   ---------------   ---------------      -------------
Net Assets                                                   $    166,127,772   $   425,072,853   $             0      $ 591,200,625
                                                             ================   ===============   ===============      =============
 -----------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
        Capital paid in                                      $    157,013,264   $   390,618,003   $             0        547,631,267
        Undistributed net investment income                           179,309        18,848,551                 0         19,027,860
        Accumulated net realized gains (losses)                    (1,856,200)       (5,012,055)                0         (6,868,255
        Unrealized appreciation (depreciation) on
           investments and futures contracts                       10,791,399        20,618,354                 0         31,409,753
                                                             ----------------   ---------------   ---------------      -------------
           Total                                             $    166,127,772   $   425,072,853   $             0      $ 591,200,625
                                                             ================   ===============   ===============      =============

Net Assets - Class A                                         $    166,127,772   $   346,773,622   $             0      $ 512,901,394
                                                             ================   ===============   ===============      =============
Net Assets - Class B                                                      n/a   $    45,788,466                --         45,788,466
                                                             ================   ===============   ===============      =============
Net Assets - Class E                                         $            n/a        32,510,765   $            --      $  32,510,765
                                                             ================   ===============   ===============      =============

Capital shares outstanding - Class A                                5,319,289        31,058,026         9,553,385 (a)     45,930,700
                                                             ================   ===============   ===============      =============
Capital shares outstanding - Class B                                      n/a         4,148,045                            4,148,045
                                                             ================   ===============   ===============      =============
Capital shares outstanding - Class E                                      n/a         2,918,778                -- (a)      2,918,778
                                                             ================   ===============   ===============      =============

Net Asset Value and Offering Price Per Share - Class A       $          31.23   $         11.17                --      $       11.17
                                                             ================   ===============   ===============      =============
Net Asset Value and Offering Price Per Share - Class B                    n/a   $         11.04                        $       11.04
                                                             ================   ===============   ===============      =============
Net Asset Value and Offering Price Per Share - Class E       $            n/a             11.14                --      $       11.14
                                                             ================   ===============   ===============      =============
------------------------------------------------------------------------------------------------------------------------------------

   *    Identified cost of investments                       $    151,746,350   $   407,807,007   $            --        559,553,357

                        See notes to financial statements

Metropolitan Series Fund
COMBINED PRO FORMA STATEMENT OF OPERATIONS
For the period ended December 31, 2002 (UNAUDITED)

                                                                                 General American       Metropolitan Series Fund
                                                                                  Capital Company      Lehman Brothers Aggregate
                                                                                     Bond Index                 Bond Index
                                                                                        Fund                    Portfolio
                                                                                ------------------       ----------------------
Investment Income
    Dividend Income                                                             $                -                            0
    Interest income (1)                                                                  7,198,517                   18,457,231
                                                                                ------------------       ----------------------
                                                                                         7,198,517                   18,457,231
Expenses

    Management fees                                                                        330,210                      842,197
    Service and distribution fees                                                                0                       84,718
    Administrative fee                                                                      66,042                            0
    Directors fees and expenses                                                                  0                       12,639
    Custodian                                                                                    0                      142,318
    Audit and tax services                                                                       0                       18,325
    Legal                                                                                        0                       12,415
    Printing                                                                                     0                      119,199
    Insurance                                                                                    0                        3,558
    Miscellaneous expenses                                                                       0                        6,870
                                                                                ------------------       ----------------------
        Total Expenses                                                                     396,252                    1,242,239
                                                                                ------------------       ----------------------
    Net investment income                                                                6,802,265                   17,214,992
                                                                                ------------------       ----------------------

Realized and Unrealized Gain (Loss) on Investments

    Net realized gain (loss) on investments                                               (608,509)                     532,722
    Net realized gain (loss) on foreign currency transactions                                    0                            0
    Net realized gain (loss) on futures transactions                                             0                            0
                                                                                ------------------       ----------------------
        Net realized gain (loss) on investments, foreign currency, and futures
           transactions                                                                   (608,509)                     532,722
    Net unrealized appreciation (depreciation) on investments                            7,026,259                   15,815,909
    Net unrealized appreciation (depreciation) on foreign currency
           transactions                                                                          0                            0
    Net unrealized appreciation (depreciation) on futures transactions                           0                            0
                                                                                ------------------       ----------------------
    Net unrealized gain (loss) on investments, foreign currency, and futures
           transactions                                                                  7,026,259                   15,815,909
                                                                                ------------------       ----------------------

    Net gain (loss)                                                                      6,417,750                   16,348,631

Net increase (decrease) in Net Assets from Operations                           $       13,220,015       $           33,563,623
                                                                                ==================       ======================

-------------------------------------------------------------------------------------------------------------------------------
   1    Includes income on securities loaned of                                 $                0       $               84,889

                                                                                    Adjustments
                                                                                 (References are
                                                                                    to Pro Forma                Pro Forma
                                                                                     Footnotes)                 Combined
                                                                                ------------------       ----------------------
Investment Income
    Dividend Income                                                                              0                            -
    Interest income (1)                                                                          0                   25,655,748
                                                                                ------------------       ----------------------
                                                                                                 0                   25,655,748
Expenses

    Management fees                                                                              0                    1,172,407
    Service and distribution fees                                                                0                       84,718
    Administrative fee                                                                     (66,042)(b)                        0
    Directors fees and expenses                                                                  0                       12,639
    Custodian                                                                                9,906 (d)                  152,224
    Audit and tax services                                                                       0                       18,325
    Legal                                                                                        0                       12,415
    Printing                                                                                 9,000 (d)                  128,199
    Insurance                                                                                    0                        3,558
    Miscellaneous expenses                                                                       0                        6,870
                                                                                ------------------       ----------------------
        Total Expenses                                                                     (47,136)                   1,591,355
                                                                                ------------------       ----------------------

                                                                                ------------------       ----------------------
    Net investment income                                                                   47,136                   24,064,393
                                                                                ------------------       ----------------------

Realized and Unrealized Gain (Loss) on Investments

    Net realized gain (loss) on investments                                                      0                      (75,787)
    Net realized gain (loss) on foreign currency transactions                                    0                            0
    Net realized gain (loss) on futures transactions                                             0                            0
                                                                                ------------------       ----------------------
        Net realized gain (loss) on investments, foreign currency, and futures
           transaction                                                                           0                      (75,787)

    Net unrealized appreciation (depreciation) on investments                                    0                   22,842,168
    Net unrealized appreciation (depreciation) on foreign currency
           transactions                                                                          0                            0
    Net unrealized appreciation (depreciation) on futures transactions                           0                            0
                                                                                ------------------       ----------------------
    Net unrealized gain (loss) on investments, foreign currency, and futures
           transactions                                                                          0                   22,842,168
                                                                                ------------------       ----------------------

    Net gain (loss)                                                                                                  22,766,381

Net increase (decrease) in Net Assets from Operations                           $           47,136       $           46,830,774
                                                                                ==================       ======================

-------------------------------------------------------------------------------------------------------------------------------
   1    Includes income on securities loaned of                                 $                0       $               84,889

                        See notes to financial statements

Notes to Pro Forma Combining Financial Statements (Unaudited)
   December 31, 2002

INTRODUCTORY PARAGRAPH

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's Bond Index Fund ("Bond Index Fund") in exchange for shares of Metropolitan Series Fund's Lehman Brothers(R) Aggregate Bond Index Portfolio ("Lehman Aggregate Bond Index Portfolio") at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Lehman Aggregate Bond Index Portfolio, and the results of operations of Lehman Aggregate Bond Index Portfolio for pre-combination periods will not be restated. The pro forma combined financial statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan or Reorganization.

The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the Bond Index Fund and Lehman Aggregate Bond Index Portfolio, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the Bond index Fund and Lehman Aggregate Bond Index Portfolio, which are incorporated by reference in the Statement of Additional Information.



Note a
Reflects change in shares outstanding due to the issuance of Class A shares of Lehman Aggregate Bond Index Portfolio in exchange for Class A Shares of Bond Index Fund based upon the net asset value of the Lehman Aggregate Bond Index Portfolio Class A shares at December 31, 2002.

Note b
Reflects reclassification of certain balances to conform to the Lehman Aggregate Bond Index Portfolio's expense structure.

Note c
No realignment of the portfolio is expected in connection with the Merger.

Note d
Reflects adjustment for estimated cost savings arising from the Merger

------------------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund State Street Research Diversified Portfolio Combined (unaudited) (d)
                                                         December 31, 2002

  Shares     Asset Name                                                      Coupon          Maturity Date          Market Value
------------------------------------------------------------------------------------------------------------------------------------
     650,000 Abitibi Consolidated, Inc.                                        8.550             08/01/2010                721,415
   4,575,000 AIG SunAmerica Global Financing IX (144A)                         6.900             03/15/2032              5,339,986
   4,350,000 AIG SunAmerica Global Financing VI (144A)                         6.300             05/10/2011              4,794,666
   1,050,000 Airgas, Inc.                                                      9.125             10/01/2011              1,134,000
   2,425,000 Alaska Steel Corp.                                                7.875             02/15/2009              2,449,250
   3,350,000 Alcoa, Inc.                                                       6.000             01/15/2012              3,687,982
   2,925,000 Allied Waste North America, Inc.                                  8.875             04/01/2008              2,968,875
     125,000 Allied Waste North America, Inc.                                  7.875             01/01/2009                123,125
     300,000 AmerisourceBergen Corp. (144A)                                    7.250             11/15/2012                307,500
   3,375,000 Ametek, Inc.                                                      7.200             07/15/2008              3,517,493
   3,025,000 AOL Time Warner, Inc.                                             7.625             04/15/2031              3,109,046
   1,050,000 AT&T Corp.                                                        6.375             03/15/2004              1,076,250
     850,000 AT&T Corp.                                                        8.000             05/15/2003                936,898
   1,375,000 AT&T Wireless Services, Inc.                                      8.125             05/01/2012              1,381,875
     750,000 AutoNation, Inc.                                                  9.000             08/01/2008                757,500
   1,125,000 BAE Systems Holdings, Inc. (144A)                                 6.400             12/15/2011              1,169,143
   3,025,000 Bank of America Corp.                                             7.400             01/15/2011              3,563,344
   1,725,000 Bank One Issuance Trust                                           3.760             01/15/2003              1,724,879
   2,775,000 Bank One N.A. - Illinois                                          5.500             03/26/2007              3,022,061
   2,510,955 Bear Stearns Commercial Mortgage Securities, Inc.                 5.920             10/15/2036              2,719,675
   2,957,828 Bear Stearns Commercial Mortgage Securities, Inc.                 6.080             02/15/2035              3,216,534
   1,700,000 Beazer Homes USA, Inc.                                            8.375             04/15/2012              1,751,000
   1,575,000 BellSouth Capital Funding Corp.                                   7.750             02/15/2010              1,864,835
   1,850,000 Bombardier Capital, Inc. (144A)                                   6.125             06/29/2006              1,674,178
      50,000 Boston Edison Co.                                                 4.875             10/15/2012                 50,388
     100,000 Briggs & Stratton Corp.                                           8.875             03/15/2011                107,750
   2,430,000 British Sky Broadcasting Group, Plc.                              6.875             02/23/2009              2,484,676
   1,775,000 British Telecommunications, Plc.                                  8.375             12/15/2010              2,128,044
   1,425,000 Burlington Resources Finance Co.                                  7.400             12/01/2031              1,670,724
     125,000 Centex Home Equity Loan Trust                                     2.430             01/01/2003                124,136
   1,625,000 Chase Capital I                                                   7.670             12/01/2026              1,666,662
   2,934,331 Chase Commercial Mortgage Securities Corp.                        6.025             11/18/2030              3,160,411
   3,125,000 Chase Manhattan Auto Owner Trust                                  4.170             09/15/2008              3,230,725
   1,850,000 Chelsea Property Group, Inc.                                      6.000             01/15/2013              1,851,769
     625,000 Chesapeake Energy Corp.                                           8.125             04/01/2011                643,750
   1,600,000 CIT Group, Inc.                                                   5.500             11/30/2007              1,635,806
   2,350,000 CIT Group, Inc.                                                   7.625             08/16/2005              2,528,252
   5,400,000 Citibank Credit Card Issuance Trust                               7.450             09/15/2007              5,893,551
   8,375,000 Citigroup, Inc.                                                   7.250             10/01/2010              9,722,278
   1,175,000 Citizens Communications Co.                                       8.500             05/15/2006              1,301,190
   1,000,000 Citizens Communications Co.                                       9.000             08/15/2031              1,170,455
   2,575,000 Clear Channel Communications, Inc.                                7.250             09/15/2003              2,626,966
   4,500,000 Coca-Cola Enterprises, Inc.                                       5.250             05/15/2007              4,838,170
   1,025,000 Comcast Cable Communications Corp.                                6.375             01/30/2006              1,072,448
   4,575,000 Commercial Mortgage Acceptance Corp. (144A)                       6.230             07/15/2031              3,837,847
   3,850,000 Conagra, Inc.                                                     7.500             09/15/2005              4,315,276
   4,700,000 Connecticut RRB Special Purpose Trust                             5.360             03/30/2007              4,921,166
   3,000,000 Connecticut RRB Special Purpose Trust                             5.730             03/30/2009              3,279,153
   2,425,000 Conoco Funding Co.                                                5.450             10/15/2006              2,624,750
   1,475,000 Consolidated Edison Co. of New York                               4.875             02/01/2013              1,495,452
   2,075,000 Countrywide Funding Corp.                                         5.250             06/15/2004              2,158,131
   1,545,000 Countrywide Home Loans, Inc.                                      5.500             08/01/2006              1,642,806
      75,000 Countrywide Asset-Backed Certificates                             2.570             12/25/2032                 71,017
     175,000 Countrywide Funding Corp.                                         7.260             05/10/2004                186,306
   1,965,000 Cox Communications, Inc.                                          7.750             08/15/2006              2,195,987
   1,425,000 Credit Suisse First Boston (USA), Inc.                            5.750             04/15/2007              1,525,435
   2,250,000 D.R. Horton, Inc.                                                 8.500             04/15/2012              2,261,250

                                      18

------------------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund State Street Research Diversified Portfolio Combined (unaudited) (d)
                                                         December 31, 2002

  Shares     Asset Name                                                      Coupon          Maturity Date          Market Value
------------------------------------------------------------------------------------------------------------------------------------
     850,000 DaimlerChrysler Auto Trust                                        5.320             09/06/2006                900,718
   3,125,000 DaimlerChrysler North America Holding Corp.                       8.500             01/18/2031              3,845,988
   3,125,000 Dana Corp.                                                        9.000             08/15/2011              3,015,625
   1,900,000 Dean Foods Co.                                                    8.150             08/01/2007              1,999,751
     125,000 Del Monte Corp. (144A)                                            8.625             12/15/2012                127,500
   1,675,000 Delta Airlines, Inc.                                              6.417             07/02/2012              1,773,084
   1,250,000 Delta Airlines, Inc.                                              7.570             11/18/2010              1,248,708
   1,775,000 Deutsche Telekom International Finance BV                         8.750             06/15/2030              2,050,393
     975,000 Deutsche Telekom International Finance BV                         9.250             06/01/2032              1,236,828
     725,000 Dillard's, Inc.                                                   6.875             06/01/2005                710,500
     100,000 DIMON, Inc.                                                       9.625             10/15/2011                105,750
   4,500,000 Distribution Financial Services Trust                             5.670             01/17/2017              4,852,830
   2,900,000 Dominion Resources, Inc.                                          7.625             07/15/2005              3,181,349
   1,200,000 Dominion Resources, Inc.                                          8.125             06/15/2010              1,396,081
      75,000 Dover Corp.                                                       6.500             02/15/2011                 83,850
   3,600,000 DTE Energy Co.                                                    6.000             06/01/2004              3,770,741
   3,550,000 EOP Operating, L.P.                                               7.000             07/15/2011              3,867,949
     125,000 EOP Operating, L.P.                                               6.500             01/15/2004                129,124
     100,000 EOP Operating, L.P.                                               6.500             06/15/2004                104,242
   2,500,000 ERAC USA Finance Co. (144A)                                       6.625             02/15/2005              2,638,673
   1,750,000 ERAC USA Finance Co. (144A)                                       8.250             05/01/2005              1,928,567
      75,000 ERAC USA Finance Co. (144A)                                       6.950             03/01/2004                 78,114
   2,325,000 ERP Operating, L.P.                                               6.630             05/16/2003              2,472,282
   2,450,000 Exelon Corp.                                                      6.750             05/01/2011              2,681,782
     225,000 Federal National Mortgage Association                             6.000             12/01/2099                235,125
   7,750,000 Federal National Mortgage Association                             6.500             12/01/2099              8,171,406
   5,075,000 Federal National Mortgage Association                             6.500             12/01/2099              5,283,433
     658,304 Federal National Mortgage Association                             7.000             12/01/2007                689,200
     136,072 Federal National Mortgage Association                             7.250             09/01/2007                142,473
     150,000 Federal National Mortgage Association                             7.250             05/15/2030                188,688
     298,622 Federal National Mortgage Association                             8.000             06/01/2008                321,839
     360,448 Federal National Mortgage Association                             8.500             02/01/2009                389,360
      12,535 Federal National Mortgage Association                             9.000             04/01/2016                 13,680
   3,800,000 Federal National Mortgage Association                             7.125             01/15/2030              4,689,363
   2,832,243 Federal Republic of Brazil                                        8.000             04/15/2003              1,855,371
     800,000 Federated Department Stores, Inc.                                 7.000             02/15/2028                841,953
      50,000 First National Bank - Massachusetts                               7.375             09/15/2006                 55,720
     800,000 FleetBoston Financial Corp.                                       7.250             09/15/2005                885,822
   2,200,000 Flextronics International, Ltd.                                   9.875             07/01/2010              2,370,501
     750,000 FMC Corp. (144A)                                                 10.250             11/01/2009                810,000
   4,895,000 Ford Credit Auto Owner Trust                                      4.790             11/15/2006              5,099,112
  11,050,000 Ford Motor Credit Co.                                             6.875             02/01/2006             11,069,360
     150,000 Ford Motor Co.                                                    7.450             07/16/2031                130,480
   1,300,000 France Telecom S.A.                                               9.250             03/01/2011              1,503,151
     750,000 General Electric Capital Corp.                                    5.000             02/15/2007                793,188
   5,975,000 General Electric Capital Corp.                                    5.875             02/15/2012              6,387,795
   8,675,000 General Motors Acceptance Corp.                                   8.000             11/01/2031              8,722,235
     675,000 Georgia Power Co.                                                 5.125             11/15/2012                698,475
   2,575,000 Goldman Sachs Group, L.P. (144A)                                  6.625             12/01/2004              2,769,860
     603,649 Government National Mortgage Association                          6.000             02/15/2009                643,542
      93,549 Government National Mortgage Association                          6.500             04/15/2014                 99,369
     155,934 Government National Mortgage Association                          6.500             07/15/2014                165,636
   5,814,606 Government National Mortgage Association                          7.000             09/15/2031              6,166,897
   3,633,432 Government National Mortgage Association                          7.500             12/15/2014              3,925,190
   1,350,000 Granite Mortgages Plc.                                            3.069             01/20/2003              1,341,625
   1,700,000 HCA, Inc.                                                         6.300             10/01/2012              1,714,520
     550,000 Healthcare Finance Group, Inc. (144A)                             3.110             01/05/2003                549,797

                                      19

------------------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund State Street Research Diversified Portfolio Combined (unaudited) (d)
                                                         December 31, 2002

  Shares     Asset Name                                                      Coupon          Maturity Date          Market Value
------------------------------------------------------------------------------------------------------------------------------------
   1,175,000 Healthcare Finance Group, Inc. (144A)                             2.910             01/05/2003              1,139,750
   2,650,000 Hewlett-Packard Co.                                               5.500             07/01/2007              2,842,099
   4,925,000 Household Finance Corp.                                           6.375             11/27/2012              5,141,365
     600,000 Household Finance Corp.                                           7.000             05/15/2012                657,173
   4,700,000 Illinois Tool Works, Inc.                                         5.750             03/01/2009              5,116,401
     124,756 IMPAC CMB Trust                                                   1.880             01/27/2003                124,756
      69,666 IMPAC Funding Corp.                                               3.620             01/27/2003                 67,973
   1,650,000 International Lease Finance Corp.                                 4.375             12/15/2005              1,669,723
   1,000,000 International Paper Co. (144A)                                    5.850             10/30/2012              1,047,042
      75,000 International Paper Co.                                           6.750             09/01/2011                 83,453
     675,000 ISP Chemco, Inc.                                                 10.250             07/01/2011                698,625
   1,150,000 J.P. Morgan Chase & Co.                                           6.750             02/01/2011              1,250,302
   3,091,631 J.P. Morgan Commercial Mortgage Finance Corp.                     6.180             10/15/2035              3,346,048
   6,869,000 J.P. Morgan Project Commercial Mortgage Finance Corp.             7.238             09/15/2029              7,888,360
   3,225,000 John Deere Capital Corp.                                          3.125             12/15/2005              3,253,360
   4,040,000 John Hancock Global Funding (144A)                                7.900             07/02/2010              4,739,320
   2,225,000 John Q Hammons Hotels, L.P.                                       8.875             05/15/2012              2,236,125
   4,350,000 Kellogg Co.                                                       6.000             04/01/2006              4,715,108
     625,000 Kennametal, Inc.                                                  7.200             06/15/2012                663,171
   2,850,000 KeySpan Corp.                                                     7.625             11/15/2010              3,376,580
     125,000 KeySpan Corp.                                                     6.150             06/01/2006                135,811
   2,200,000 L-3 Communications Holdings, Inc.                                 7.625             06/15/2012              2,266,000
   2,125,000 Lear Corp.                                                        7.960             05/15/2005              2,180,781
   3,125,000 Lehman Brothers Holdings, Inc.                                    7.375             05/15/2004              3,330,534
     133,062 LB Commercial Conduit Mortgage Trust                              7.105             10/15/2032                146,856
   4,813,169 Lehman Brothers-UBS Commercial Mortgage Trust (144A)              6.155             07/14/2016              5,224,014
   1,750,000 Lockheed Martin Corp.                                             8.500             12/01/2029              2,347,873
     152,342 Long Beach Asset Holdings Corp. (144A)                            7.870             09/25/2031                152,532
     541,194 Long Beach Asset Holdings Corp. (144A)                            8.350             03/25/2032                541,870
     100,000 Luscar Coal, Ltd.                                                 9.750             10/15/2011                107,125
   2,075,000 Lyondell Chemical Co.                                             9.625             05/01/2007              1,992,000
   2,250,000 MBNA Corp.                                                        7.500             03/15/2012              2,418,941
   3,325,000 MBNA Credit Card Master Note Trust                                6.550             12/15/2008              3,599,973
   1,125,000 MDP Acquisitions, Plc. (144A)                                     9.625             10/01/2012              1,170,000
   1,850,000 Merrill Lynch & Co., Inc.                                         4.000             11/15/2007              1,868,877
   1,550,000 Merrill Lynch Mortgage Investors, Inc.                            6.960             11/21/2028              1,640,498
     500,000 Merry Land & Investments, Inc.                                    7.250             06/15/2005                548,660
   1,625,000 MGM Mirage, Inc.                                                  9.750             06/01/2007              1,795,625
     873,200 Morgan Stanley Capital I, Inc.                                    6.190             03/15/2030                933,260
   1,199,866 Morgan Stanley Capital I, Inc.                                    6.340             07/15/2030              1,288,316
     225,000 Morgan Stanley Capital I, Inc.                                    6.630             06/15/2008                255,557
   3,375,000 Morgan Stanley Dean Witter & Co.                                  5.800             04/01/2007              3,661,001
     175,000 Morgan Stanley Dean Witter Capital                                7.000             02/15/2033                199,117
   1,818,750 National Republic of Bulgaria                                     2.688             01/28/2003              1,686,891
   4,942,578 NationsLink Funding Corp.                                         6.001             08/20/2030              5,312,259
   5,675,000 NationsLink Funding Corp. (Class E)                               7.105             08/20/2030              6,140,576
   2,650,000 News America, Inc.                                                6.625             01/09/2008              2,840,225
   4,150,000 Norfolk Southern Corp.                                            7.350             05/15/2007              4,765,548
     100,000 Ohio Power Co.                                                    6.750             07/01/2004                104,046
   1,575,000 OM Group, Inc.                                                    9.250             12/15/2011                850,500
     450,000 Owens-Illinois, Inc.                                              7.850             05/15/2004                444,376
   1,225,000 Pan Pacific Retail Properties, Inc.                               6.125             01/15/2013              1,253,150
   2,925,000 Park Place Entertainment Corp.                                    7.875             03/15/2010              2,976,187
     400,000 People's Republic of China                                        7.300             12/15/2008                472,192
     425,000 PerkinElmer, Inc. (144A)                                          8.875             01/15/2013                418,625
     975,000 Petroleos Mexicanos (144A)                                        6.500             02/01/2005              1,032,281
   2,800,000 Petronas Capital, Ltd. (144A)                                     7.000             05/22/2012              3,049,124

                                      20

------------------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund State Street Research Diversified Portfolio Combined (unaudited) (d)
                                                         December 31, 2002

  Shares     Asset Name                                                      Coupon          Maturity Date          Market Value
------------------------------------------------------------------------------------------------------------------------------------
     575,000 Plains All American Pipeline, L.P. (144A)                         7.750             10/15/2012                598,000
   2,625,000 Potlatch Corp.                                                   10.000             07/15/2011              2,874,375
   8,950,000 Principal Residential Mortgage Capital (144A)                     4.550             12/20/2004              9,356,867
     225,000 Principal Residential Mortgage Capital (144A)                     5.500             06/21/2004                228,375
   3,750,000 Procter & Gamble Co.                                              4.750             06/15/2007              4,020,791
   2,525,000 Progress Energy, Inc.                                             7.100             03/01/2011              2,782,793
     225,000 PSEG Transition Funding, L.L.C.                                   5.980             06/15/2008                246,043
     100,000 R.H. Donnelley Finance Corp. (144A)                               8.875             12/15/2010                107,000
   1,475,000 Raytheon Co.                                                      8.200             03/01/2006              1,657,201
   3,075,000 Reed Elsevier Capital, Inc.                                       6.125             08/01/2006              3,359,721
   1,625,000 Republic of Chile                                                 5.625             07/23/2007              1,714,405
   2,625,000 Republic of Colombia                                             10.000             01/23/2012              2,651,250
   2,266,644 Republic of Panama                                                5.000             07/17/2003              2,022,360
   1,000,000 Republic of Peru                                                  9.125             01/15/2008              1,010,000
   1,663,000 Republic of Peru                                                  9.125             02/21/2012              1,629,740
   2,275,000 Republic of Philippines                                           8.375             03/12/2009              2,280,688
   1,587,621 Republic of Poland                                                7.000             10/27/2003              1,615,404
   2,700,000 Republic of South Africa                                          9.125             05/19/2009              3,219,750
      25,000 Republic of South Africa                                          7.375             04/25/2012                 27,063
     450,000 Republic of Turkey                                               10.500             01/13/2008                465,750
     925,000 Republic of Turkey                                               12.375             06/15/2009              1,005,013
   1,869,000 Republic of Ukraine                                              11.000             03/15/2007              1,934,415
   7,050,000 Residential Asset Securities Corp.                                4.988             02/25/2027              7,317,657
     350,000 Residential Asset Securities Corp.                                5.751             03/25/2027                357,427
     850,000 Russian Federation                                                5.000             03/31/2030                674,985
   2,475,000 Russian Federation                                                8.250             03/31/2010              2,618,550
   1,700,000 Safeway Inc.                                                      3.625             11/05/2003              1,713,000
     675,000 Saks, Inc.                                                        8.250             11/15/2008                671,625
   3,200,000 Salomon Brothers Commercial Mortgage Trust                        6.226             12/18/2035              3,549,249
     200,000 Salomon Brothers Mortgage Securities VII, Inc.                    6.134             02/18/2034                220,431
   1,825,000 SBC Communications, Inc.                                          5.750             05/02/2006              1,979,232
   1,975,000 Seagate Technologies Holdings (144A)                              8.000             05/15/2009              2,044,125
     525,000 Senior Housing Properties Trust                                   8.625             01/15/2012                517,125
   4,025,000 Simon Property Group, L.P.                                        7.375             01/20/2006              4,450,603
     900,000 Sprint Capital Corp.                                              5.875             05/01/2004                891,000
     400,000 SPX Corp.                                                         7.500             01/01/2013                405,500
   1,575,000 Starwood Hotels & Resorts (144A)                                  7.875             05/01/2012              1,559,250
   2,586,042 Structured Asset Securities Corp.                                 6.790             10/12/2034              2,737,970
   1,925,000 Structured Asset Securities Corp.                                 2.520             01/26/2003              1,828,084
   2,600,000 Sun Trust Banks, Inc.                                             5.450             12/01/2017              2,682,358
      75,000 Sun Trust Banks, Inc.                                             5.050             07/01/2007                 80,448
   1,725,000 TCI Communications, Inc.                                          7.875             02/15/2026              1,749,664
   1,660,000 TCI Communications, Inc.                                          8.650             09/15/2004              1,782,250
     350,000 Telecomunicaciones de Puerto Rico, Inc.                           6.650             05/15/2006                370,570
   1,025,000 Telecomunicaciones de Puerto Rico, Inc.                           6.800             05/15/2009              1,050,004
   1,775,000 Tembec Industries, Inc.                                           7.750             03/15/2012              1,721,750
      25,000 Tembec Industries, Inc.                                           8.500             02/01/2011                 25,187
     300,000 Terex Corp.                                                       9.250             07/15/2011                273,375
   2,425,000 The Goldman Sachs Group, Inc.                                     7.625             08/17/2005              2,734,818
   2,700,000 The Kroger Co.                                                    8.000             09/15/2029              3,190,298
   2,050,000 The Walt Disney Co.                                               6.750             03/30/2006              2,238,702
     200,000 The Walt Disney Co.                                               3.900             09/15/2003                202,372
   2,300,000 Thomson Corp.                                                     5.750             02/01/2008              2,500,220
     450,000 Trimas Corp. (144A)                                               9.875             06/15/2012                445,500
     175,000 Trimas Corp. (144A)                                               9.875             06/15/2012                173,250
   3,550,000 Tyco International Group S.A.                                     6.375             02/15/2006              3,443,500
     100,000 Tyson Foods, Inc.                                                 6.625             10/01/2004                106,326

                                      21

------------------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund State Street Research Diversified Portfolio Combined (unaudited) (d)
                                                         December 31, 2002

  Shares     Asset Name                                                      Coupon          Maturity Date          Market Value
------------------------------------------------------------------------------------------------------------------------------------
   2,600,000 U.S. Bancorp                                                      6.875             09/15/2007              2,988,362
   5,050,000 Union Pacific Corp.                                               5.840             05/25/2004              5,299,182
      50,000 Union Pacific Corp.                                               6.625             02/01/2029                 54,863
   1,375,000 Union Planters Bank                                               5.125             06/15/2007              1,464,877
   1,700,000 United Mexican States                                             8.300             08/15/2031              1,793,500
   2,750,000 United Mexican States                                             9.875             02/01/2010              3,375,900
     650,000 United Rentals, Inc.                                             10.750             04/15/2008                646,750
  19,000,000 United States Treasury Bond Strips                                0.000             08/15/2025              5,754,910
     500,000 United States Treasury Bond Strips                                0.000             08/15/2017                242,861
     875,000 United States Treasury Bond Strips                                0.000             08/15/2021                330,931
   9,775,000 United States Treasury Bonds                                      5.250             11/15/2028             10,209,909
   8,575,000 United States Treasury Bonds                                      6.250             05/15/2030             10,261,531
   1,625,000 United States Treasury Bonds                                      6.750             08/15/2026              2,033,092
   1,575,000 United States Treasury Bonds                                      7.250             05/15/2016              2,016,738
   1,200,000 United States Treasury Bonds                                      8.125             08/15/2021              1,688,719
   5,090,000 United States Treasury Bonds                                      8.875             02/15/2019              7,516,103
  17,025,000 United States Treasury Bonds                                     10.625             08/15/2015             27,489,382
   9,900,000 United States Treasury Bonds                                     11.250             02/15/2015             16,486,985
  14,775,000 United States Treasury Notes                                      3.250             08/15/2007             15,140,918
   7,175,000 United States Treasury Notes                                      5.875             11/15/2004              7,749,280
   3,625,000 United States Treasury Notes                                      6.000             08/15/2009              4,214,628
     750,000 UnitedHealth Group, Inc.                                          7.500             11/15/2005                846,036
      75,000 United Technologies Corp.                                         7.125             11/15/2010                 87,978
     500,000 Univision Communications, Inc.                                    7.850             07/15/2011                567,085
   1,125,000 USA Interactive (144A)                                            7.000             01/15/2013              1,163,277
   4,200,000 Verizon Global Funding Corp.                                      6.125             06/15/2007              4,607,408
     100,000 Verizon Global Funding Corp.                                      7.375             09/01/2012                115,054
   2,125,000 Viacom, Inc.                                                      6.400             01/30/2006              2,346,061
   2,450,000 Vodafone Airtouch, Plc.                                           7.750             02/15/2010              2,889,493
     100,000 Vodafone Airtouch, Plc.                                           7.625             02/15/2005                110,240
   2,000,000 Vornado Realty Trust                                              5.625             06/15/2007              2,037,870
   2,825,866 Washington Mutual, Inc.                                           5.574             01/25/2003              2,825,879
   1,825,000 Washington Mutual, Inc.                                           5.500             01/15/2013              1,860,589
   1,475,000 Washington Mutual, Inc.                                           5.625             01/15/2007              1,578,461
   1,450,000 Waste Management, Inc.                                            6.875             05/15/2009              1,522,510
   5,275,000 Wells Fargo & Co.                                                 5.125             02/15/2007              5,665,424
     175,000 Westport Resources Corp. (144A)                                   8.250             11/01/2011                183,750
   4,350,000 Weyerhaeuser Co.                                                  6.000             08/01/2006              4,590,094
   1,000,000 XTO Energy, Inc.                                                  7.500             04/15/2012              1,062,499
     975,000 Yum! Brands, Inc.                                                 7.700             07/01/2012              1,014,000

             Total Bonds & Notes (Identified cost $602,673,585)                                                        638,513,305

     135,300 Abbott Laboratories                                                                                         5,412,000
     818,000 ACE, Ltd.                                                                                                  24,000,120
     535,000 Agilent Technologies, Inc.                                                                                  9,608,600
     412,800 Altera Corp.                                                                                                5,089,824
     413,000 American Express Co.                                                                                       14,599,550
     458,500 American International Group, Inc.                                                                         26,524,225
     451,300 Amgen, Inc.                                                                                                21,815,842
         316 Anacomp, Inc.                                                                                                       3
           1 Anacomp, Inc. (Class B)                                                                                             -
     268,500 Anthem, Inc.                                                                                               16,888,650
     228,900 Avon Products, Inc.                                                                                        12,330,843
     201,700 Bank of America Corp.                                                                                      14,032,269
     361,100 Bank of New York Co., Inc.                                                                                  8,651,956
     420,400 Bank One Corp.                                                                                             15,365,620

                                      22

------------------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund State Street Research Diversified Portfolio Combined (unaudited) (d)
                                                         December 31, 2002

  Shares     Asset Name                                                      Coupon          Maturity Date          Market Value
------------------------------------------------------------------------------------------------------------------------------------
     261,000 Biogen, Inc.                                                                                               10,455,660
     209,300 Boston Scientific Corp.                                                                                     8,899,436
      26,300 BP Amoco, Plc. (ADR)                                                                                        1,069,095
     868,100 Bristol-Myers Squibb Co.                                                                                   20,096,515
     429,700 Burlington Resources, Inc.                                                                                 18,326,705
   1,037,100 Caremark Rx, Inc.                                                                                          16,852,875
     977,500 Cendant Corp.                                                                                              10,244,200
   1,495,400 Cisco Systems, Inc.                                                                                        19,589,740
     846,370 Citigroup, Inc.                                                                                            29,783,761
     775,300 Comcast Corp. (Special Class A)                                                                            17,514,027
         500 Crown Packaging, Ltd. (144A)                                                                                        -
     125,200 Deere & Co.                                                                                                 5,740,420
     527,000 Dell Computer Corp.                                                                                        14,091,980
   1,208,300 Delphi Automotive Systems Corp.                                                                             9,726,815
     231,100 Dow Chemical Co.                                                                                            6,863,670
     182,800 Eli Lilly & Co.                                                                                            11,607,800
     203,700 Emerson Electric Co.                                                                                       10,358,145
     866,900 ExxonMobil Corp.                                                                                           30,289,486
     170,600 Federal National Mortgage Association                                                                      10,974,698
     314,000 Flextronics International, Ltd.                                                                             2,571,660
   1,355,030 General Electric Co.                                                                                       32,994,980
     180,900 Halliburton Co.                                                                                             3,384,639
     822,214 Hewlett-Packard Co.                                                                                        14,273,635
     255,600 Honeywell International, Inc.                                                                               6,134,400
     836,700 Intel Corp.                                                                                                13,027,419
     182,900 International Business Machines Corp.                                                                      14,174,750
     513,500 International Paper Co.                                                                                    17,957,095
     196,500 Johnson & Johnson                                                                                          10,554,015
     153,500 Kohl's Corp.                                                                                                8,588,325
     278,300 Kraft Foods, Inc.                                                                                          10,834,219
     299,700 Lockheed Martin Corp.                                                                                      17,307,676
      34,300 McDonald's Corp.                                                                                              551,544
     253,800 Medtronic, Inc.                                                                                            11,573,280
     147,300 MGIC Investment Corp.                                                                                       6,083,490
     918,200 Microsoft Corp.                                                                                            47,470,940
     197,600 Millipore Corp.                                                                                             6,718,400
     587,400 Morgan Stanley Dean Witter & Co.                                                                           23,449,008
     318,400 Nabors Industries, Ltd.                                                                                    11,229,968
     313,190 Newmont Mining Corp.                                                                                        9,091,906
     406,100 Noble Corp.                                                                                                14,274,415
     501,800 Novartis AG (ADR)                                                                                          18,431,114
      92,500 Novellus Systems, Inc.                                                                                      2,597,400
     895,800 Ocean Energy, Inc.                                                                                         17,889,126
     722,900 Oracle Corp.                                                                                                7,807,320
     607,200 PepsiCo, Inc.                                                                                              25,635,984
     878,525 Pfizer, Inc.                                                                                               26,856,509
     289,000 Praxair, Inc.                                                                                              16,695,530
     530,800 SAP AG (ADR)                                                                                               10,350,600
     612,800 SBC Communications, Inc.                                                                                   16,613,008
     104,300 The Boeing Co.                                                                                              3,440,857
     418,400 The Gap, Inc.                                                                                               6,493,568
     774,600 The Home Depot, Inc.                                                                                       18,559,416
     309,800 The Procter & Gamble Co.                                                                                   26,624,212
     215,800 The Walt Disney Co.                                                                                         3,519,698
     204,000 United Technologies Corp.                                                                                  12,635,760
   1,203,500 USA Interactive                                                                                            27,584,220
     179,200 Verizon Communications, Inc.                                                                                6,944,000

                                      23

------------------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund State Street Research Diversified Portfolio Combined (unaudited) (d)
                                                         December 31, 2002

  Shares     Asset Name                                                      Coupon          Maturity Date          Market Value
------------------------------------------------------------------------------------------------------------------------------------
     542,480 Viacom, Inc. (Class B)                                                                                     22,111,485
     913,800 Vodafone Group, Plc. (ADR)                                                                                 16,558,056
     302,000 Wachovia Corp.                                                                                             11,004,880
     507,600 Wal-Mart Stores, Inc.                                                                                      25,638,876
     519,500 Waste Management, Inc.                                                                                     11,906,940
     314,100 Wells Fargo & Co.                                                                                          14,721,867
     379,359 Willis Group Holdings, Ltd.                                                                                10,876,222
     418,500 Yahoo! Inc.                                                                                                 6,842,475

             Total Common Stock (Identified cost $1,192,017,044)                                                     1,077,389,417

$  1,000,000 American Express Credit Corp.                                     1.290             01/17/2003                999,427
$  7,462,000 Caterpillar Financial Services N.V.                               1.300             01/07/2003              7,460,383
$  7,110,000 Merck & Co., Inc.                                                 1.300             01/14/2003              7,106,662
$ 13,048,000 Morgan Stanley Dean Witter & Co.                                  1.400             01/02/2003             13,047,493
$ 12,578,000 Morgan Stanley Dean Witter & Co.                                  1.400             01/03/2003             12,577,022
$  8,688,000 Pitney Bowes, Inc.                                                1.190             01/02/2003              8,687,713
   2,983,298 SSGA Money Market Fund                                            1.030                                     2,983,298

             Total Short Term (Identified cost $52,861,998)                                                             52,861,998


             Total Investments                                                                                     $ 1,768,764,720
             (Identified cost $1,847,552,627)

                                       24

Metropolitan Series Fund
COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002 (UNAUDITED)

                                                                               General American         Metropolitan Series Fund
                                                                               Capital Company            State Street Research
                                                                               Asset Allocation               Diversified
                                                                                    Fund                       Portfolio
                                                                             --------------------      -------------------------
Assets
Investments at value *                                                       $         65,393,573       $          1,703,371,147
Cash                                                                                       73,195                            785
Receivable for:                                                                                 0                              0
       Fund shares sold                                                                         0                        109,168
       Securities sold                                                                     33,222                        871,603
       Futures variation margin                                                                 0                         35,641
       Dividends and interest                                                             348,038                     10,346,309
       Foreign taxes                                                                            0                             --
       Collateral for securities loaned                                                         0                     87,696,015
Prepaid expense                                                                                 0                             --
                                                                             --------------------       ------------------------
           Total assets                                                                65,848,028                  1,802,430,668
                                                                             --------------------       ------------------------
Liabilities
   Payable for:
       Securities purchased                                                               575,672                     13,126,032
       Fund shares redeemed                                                                73,565                        471,414
       Open forward currency contracts - net                                                    0                             --
       Return of collateral for securities loaned                                               0                     87,696,015
       Foreign taxes                                                                          386                          9,942
Accrued expenses:                                                                               0                             --
       Management fees                                                                     30,828                        652,496
       Administrative fees                                                                  5,605
       Service and distribution fees                                                           --                          1,351
       Directors fees                                                                          --                          1,331
       Other expenses                                                                           0                         69,413
                                                                             --------------------       ------------------------
          Total liabilities                                                               686,056                    102,027,994
                                                                             --------------------       ------------------------
Net Assets                                                                   $         65,161,972       $          1,700,402,674
                                                                             ====================       ========================

--------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:

       Capital paid in                                                       $         80,589,774       $          2,114,028,301
       Undistributed net investment income                                                      0                     54,018,608
       Accumulated net realized gains (losses)                                        (11,695,900)                  (391,128,336)
       Unrealized appreciation (depreciation) on investments and futures
         contracts                                                                     (3,731,902)                   (76,515,899)
                                                                             --------------------       ------------------------
          Total                                                              $         65,161,972       $          1,700,402,674
                                                                             ====================       ========================

Net Assets - Class A                                                         $         65,161,972       $          1,688,912,716
                                                                             ====================       ========================
Net Assets - Class E                                                         $                n/a                     11,489,958
                                                                             ====================       ========================

Capital shares outstanding - Class A                                                    1,803,358                    129,180,062
                                                                             ====================       ========================
Capital shares outstanding - Class E                                                          n/a                        879,688
                                                                             ====================       ========================

Net Asset Value and Offering Price Per Share - Class A                       $              36.13       $                  13.07
                                                                             ====================       ========================
Net Asset Value and Offering Price Per Share - Class E                       $                n/a                          13.06
                                                                             ====================       ========================

--------------------------------------------------------------------------------------------------------------------------------

  *    Identified cost of investments                                        $         69,125,475       $          1,778,427,152


                                                                                   Adjustments
                                                                                 (References are
                                                                                   to Pro Forma                 Pro Forma
                                                                                    Footnotes)                   Combined
                                                                               -------------------        ------------------------
Assets
Investments at value *                                                          $               --        $          1,768,764,720
Cash                                                                                            --                          73,980
Receivable for:
       Fund shares sold                                                                         --                         109,168
       Securities sold                                                                          --                         904,825
       Futures variation margin                                                                 --                          35,641
       Dividends and interest                                                                   --                      10,694,347
       Foreign taxes                                                                            --                               0
       Collateral for securities loaned                                                         --                      87,696,015
Prepaid expense                                                                                 --                               0
                                                                                ------------------        ------------------------
           Total assets                                                                         --                   1,868,278,696
                                                                                ------------------        ------------------------
Liabilities
   Payable for:
       Securities purchased                                                                     --                      13,701,704
       Fund shares redeemed                                                                     --                         544,979
       Open forward currency contracts - net                                                    --                               0
       Return of collateral for securities loaned                                               --                      87,696,015
       Foreign taxes                                                                            --                          10,328
Accrued expenses:                                                                                                                0
       Management fees                                                                          --                         683,324
       Administrative fees                                                                                                   5,605
       Service and distribution fees                                                            --                           1,351
       Directors fees                                                                           --                           1,331
       Other expenses                                                                           --                          69,413
                                                                                ------------------         -----------------------
          Total liabilities                                                                     --                     102,714,050
                                                                                ------------------         -----------------------
Net Assets                                                                      $               --         $         1,765,564,646
                                                                                ==================         =======================

----------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:

       Capital paid in                                                          $               --                   2,194,618,075
       Undistributed net investment income                                                      --                      54,018,608
       Accumulated net realized gains (losses)                                                  --                    -402,824,236
       Unrealized appreciation (depreciation) on investments and futures
         contracts                                                                              --                     -80,247,801
                                                                                ------------------         -----------------------
          Total                                                                 $               --         $         1,765,564,646
                                                                                ==================         =======================

                                                                                ------------------
Net Assets - Class A                                                            $               --         $         1,754,074,688
                                                                                ==================         =======================
Net Assets - Class E                                                            $               --         $            11,489,958
                                                                                ==================         =======================

Capital shares outstanding - Class A                                                     3,182,256 (a)                 134,165,676
                                                                                ==================         =======================
Capital shares outstanding - Class E                                                            --                         879,688
                                                                                ==================         =======================

Net Asset Value and Offering Price Per Share - Class A                                          --         $                 13.07
                                                                                ==================         =======================
Net Asset Value and Offering Price Per Share - Class E                                          --         $                 13.06
                                                                                ==================         =======================

----------------------------------------------------------------------------------------------------------------------------------

  *    Identified cost of investments                                           $               --                   1,847,552.627

                        See notes to financial statements

Metropolitan Series Fund
COMBINED PRO FORMA STATEMENT OF OPERATIONS
For the period ended December 31, 2002 (UNAUDITED)

                                                                            Metropolitan
                                                    General American     Series Fund State       Adjustments
                                                     Capital Company      Street Research      (References are
                                                    Asset Allocation        Diversified          to Pro Forma           Pro Forma
                                                          Fund               Portfolio            Footnotes)             Combined
                                                  --------------------  --------------------  ------------------    ----------------
Investment Income
  Dividend Income (1)                              $          561,485            15,008,146                   0          15,569,631
  Interest income (2)                                       1,723,863            47,959,717                   0          49,683,580
                                                  --------------------  --------------------  ------------------    ----------------
                                                            2,285,348            62,967,863                   0          65,253,211
Expenses

  Management fees                                             413,279             8,730,261             (82,118)(b)       9,061,422
  Service and distribution fees                                     0                 6,745                   0               6,745
  Administrative fee                                           75,264                     0             (75,264)(c)               0
  Directors fees and expenses                                       0                12,639                   0              12,639
  Custodian                                                         0               388,807               5,645 (e)         394,452
  Audit and tax services                                            0                18,325                   0              18,325
  Legal                                                             0                55,061                   0              55,061
  Printing                                                          0               583,757               5,175 (e)         588,932
  Insurance                                                         0                29,385                   0              29,385
  Miscellaneous expenses                                            0                32,658                   0              32,658

                                                  --------------------  --------------------  ------------------    ----------------
    Total Expenses                                            488,543             9,857,638            (146,562)         10,199,619
                                                                                              ------------------
  Expense Reductions                                               --              (268,260)                 --            (268,260)
                                                  --------------------  --------------------  ------------------    ----------------
  Net investment income                                     1,796,805            53,378,485             146,562          55,321,852
                                                  --------------------  --------------------  ------------------    ----------------

Realized and Unrealized Gain
 (Loss) on Investments
  Net realized gain (loss) on investments                  (8,899,949)         (254,584,495)                  0        (263,484,444)
  Net realized gain (loss) on foreign
    currency transactions                                           0            (1,318,009)                  0          (1,318,009)
  Net realized gain (loss) on futures
    transactions                                                    0            (7,412,846)                  0          (7,412,846)
                                                  --------------------  --------------------  ------------------    ----------------
    Net realized gain (loss) on investments,
      foreign currency, and futures transactions           (8,899,949)         (263,315,350)                  0        (272,215,299)

  Net unrealized appreciation (depreciation)
    on investments                                         (4,838,676)         (104,716,531)                  0        (109,555,207)
  Net unrealized appreciation (depreciation)
    on foreign currency transactions                                0               101,478                   0             101,478
  Net unrealized appreciation (depreciation)
    on futures transactions                                         0            (2,225,030)                  0          (2,225,030)
                                                  --------------------  --------------------  ------------------    ----------------
  Net unrealized gain (loss) on investments,
    foreign currency, and futures transactions             (4,838,676)         (106,840,083)                  0        (111,678,759)
                                                  --------------------  --------------------  ------------------    ----------------

  Net gain (loss)                                         (13,738,625)         (370,155,433)                           (383,894,058)

Net increase (decrease) in Net Assets from
 Operations                                        $      (11,941,820)   $     (316,776,948)   $              0      $ -328,572,206
                                                  ====================  ====================  ==================    ================

------------------------------------------------------------------------------------------------------------------------------------
  (1)   Net of foreign taxes                       $            4,138    $           80,407    $              0      $       84,545

  (2)   Income on securities loaned                                                 198,738                                 198,738

                                       26

Notes to Pro Forma Combining Financial Statements (Unaudited)
 December 31, 2001

INTRODUCTORY PARAGRAPH

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's Asset Allocation Fund ("Asset Allocation Fund") in exchange for shares of Metropolitan Series Fund's State Street Research Diversified Portfolio ("Diversified Portfolio") at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Diversified Portfolio, and the results of operations of Diversified Portfolio for pre-combination periods will not be restated. The pro forma combined financial statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan or Reorganization.

The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the Asset Allocation Fund and Diversified Portfolio, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the Asset Allocation Fund and Diversified Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note a
Reflects change in shares outstanding due to the issuance of Class A shares of Diversified Portfolio in exchange for Class A Shares of Asset Allocation Fund based upon the net asset value of the Diversified Portfolio Class A shares at December 31, 2002.

Note b
Reflects the Diversified Portfolio's investment advisory fee rate of 0.44%.

Note c
Reflects reclassification of certain balances to conform to the Diversified Portfolio's expense structure.

Note d
No realignment of the portfolio is expected in connection with the Merger.

Note e
Reflects adjustment for estimated costs arising from the Merger

--------------------------------------------------------------------------------------------------------
    Metropolitan Series Fund State Street Research Large Cap Value Portfolio Combined (unaudited) (d)
                                            December 31, 2002
Shares   Asset Name                                                                   Market Value
--------------------------------------------------------------------------------------------------------
33,770  Alcoa, Inc.                                                                   $  769,281
11,530  American International Group, Inc.                                               667,011
12,620  Anadarko Petroleum Corp.                                                         604,498
26,810  AOL Time Warner, Inc.                                                            351,211
11,940  Bank of America Corp.                                                            830,666
30,750  Bank of New York Co., Inc.                                                       736,770
29,610  BellSouth Corp.                                                                  766,011
19,440  BP Amoco, Plc. (ADR)                                                             790,236
26,850  Bristol-Myers Squibb Co.                                                         621,577
25,110  Burlington Northern Santa Fe Corp.                                               653,111
21,770  Carnival Corp.                                                                   543,162
65,900  Cendant Corp. (b)                                                                690,632
10,453  Chevron Texaco Corp.                                                             694,915
37,861  Citigroup, Inc.                                                                1,332,329
18,320  CVS Corp.                                                                        457,451
64,790  Delphi Automotive Systems Corp.                                                  521,560
13,220  Dominion Resources, Inc.                                                         725,778
23,224  ExxonMobil Corp.                                                                 811,446
26,020  Federated Department Stores, Inc. (b)                                            748,335
20,050  FleetBoston Financial Corp.                                                      487,215
32,570  Flextronics International, Ltd. (b)                                              266,748
15,130  General Electric Co.                                                             368,416
71,746  General Motors Corp.                                                             767,682
19,650  Halliburton Co.                                                                  367,652
15,940  Hartford Financial Services Group, Inc.                                          724,154
14,730  HCA, Inc.                                                                        611,295
40,439  Hewlett-Packard Co.                                                              702,021
28,795  Honeywell International, Inc.                                                    691,080
36,390  Intel Corp.                                                                      566,592
19,120  International Paper Co.                                                          668,626
16,810  J.P. Morgan Chase & Co.                                                          403,440
16,010  Kimberly-Clark Corp.                                                             759,995
81,440  Liberty Media Corp.                                                              728,074
 7,810  Marsh & McLennan Cos., Inc.                                                      360,900
37,540  MBNA Corp.                                                                       714,011
45,030  McDonald's Corp.                                                                 724,082
20,050  Morgan Stanley Dean Witter & Co.                                                 800,396
43,190  Motorola, Inc.                                                                   373,593
25,020  National City Corp.                                                              683,546
14,210  PNC Financial Services Group, Inc.                                               595,399
18,990  Rohm & Haas Co.                                                                  616,795
28,790  SBC Communications, Inc.                                                         780,497
30,750  Schering-Plough Corp.                                                            682,650
17,620  The Boeing Co.                                                                   581,284
11,300  The Gap, Inc.                                                                    175,376
18,700  The Home Depot, Inc.                                                             448,052
45,740  The Kroger Co. (b)                                                               706,683
35,110  The Walt Disney Co.                                                              572,644

                                       28

--------------------------------------------------------------------------------------------------------
    Metropolitan Series Fund State Street Research Large Cap Value Portfolio Combined (unaudited) (d)
                                            December 31, 2002
Shares     Asset Name                                                                   Market Value
--------------------------------------------------------------------------------------------------------
  52,500   Tyco International, Ltd.                                                        896,700
  40,480   U.S. Bancorp                                                                    858,985
   9,500   United Technologies Corp.                                                       588,430
  26,360   Unocal Corp.                                                                    806,089
  29,990   Waste Management, Inc.                                                          687,371
   7,110   Wells Fargo & Co.                                                               333,246
   9,580   Wyeth                                                                           358,292
  10,070   Xl Capital, Ltd.                                                                777,907

           Total Common Stocks
           (Identified Cost $41,303,4390)                                               35,551,898


$177,000   American Express Credit Corp. 1.330%, 01/02/03                                  176,993
$249,000   McGraw-Hill, Inc. 1.260%, 01/07/03                                              248,948
 180,104   SSGA Money Market Fund                                                          180,104

           Total Short Term Investments
           (Identified Cost $606,045)                                                  $   606,045


           Total Investments
           (Identified Cost $41,909,484)                                               $36,157,943


     (b)   non-income producing

                                       29

Metropolitan Series Fund
COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002 (UNAUDITED)

                                                                      Metropolitan
                                                                      Series Fund
                                                 General American     State Street         Adjustments
                                                 Capital Company        Research         (References are
                                                  Managed Equity     Large Cap Value        to Pro Forma         Pro Forma
                                                       Fund             Portfolio           Footnotes)            Combined
                                                 ----------------    ---------------     ----------------      ---------------
Assets
Investments at value *                           $     26,662,705    $     9,495,238     $              0      $    36,157,943
Cash                                                            0                171                    0                  171
Receivable for:
    Fund shares sold                                            0             77,768                    0               77,768
    Open forward currency contracts - net                       0                  0                    0                    0
    Futures variation margin                                    0                  0                    0                    0
    Dividends and interest                                 42,465             13,848                    0               56,313
    Foreign taxes                                               0                  0                    0                    0
    Due From Investment Adviser                                 0             20,951                    0               20,951
Prepaid expense                                                 0                  0                    0                    0
                                                 ----------------    ---------------     ----------------      ---------------
       Total assets                                    26,705,170          9,607,976                    0           36,313,146
                                                 ----------------    ---------------     ----------------      ---------------
Liabilities
 Payable for:
    Securities purchased                                   62,328             27,425                    0               89,753
    Fund shares redeemed                                   13,416              3,113                    0               16,529
    Open forward currency contracts - net                       0                  0                    0                    0
    Return of collateral for securities loaned                  0                  0                    0                    0
    Foreign taxes                                               0                  0                    0                    0
Accrued expenses:
    Management fees                                        11,657              3,552                    0               15,209
    Adminstrative fees                                      2,332                                                        2,332
    Service and distribution fees                               0                584                    0                  584
    Directors fees                                              0              1,331                    0                1,331
    Other expenses                                              0             17,395                    0               17,395
                                                 ----------------    ---------------     ----------------      ---------------
       Total liabilities                                   89,733             53,400                    0              143,133
                                                 ----------------    ---------------     ----------------      ---------------
Net Assets                                       $     26,615,437    $     9,554,576     $              0      $    36,170,013
                                                 ================    ===============     ================      ===============

------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:

    Capital paid in                              $     35,983,157    $    10,976,528     $              0           46,959,685
    Undistributed net investment income                         0                  0                    0                    0
    Accumulated net realized gains (losses)            (4,564,640)          (473,491)                   0           (5,038,131)
    Unrealized appreciation (depreciation)
      on investments and futures contracts             (4,803,080)          (948,461)                   0           (5,751,541)
                                                 ----------------    ---------------     ----------------      ---------------
       Total                                     $     26,615,437    $     9,554,576     $              0      $    36,170,013
                                                 ================    ===============     ================      ===============


Net Assets - Class A                             $     26,615,437    $     4,642,257     $             --      $    31,257,694
                                                 ================    ===============     ================      ===============
Net Assets - Class B                                          n/a    $         1,034                   --                1,034
                                                 ================    ===============     ================      ===============

Net Assets - Class E                             $            n/a          4,911,285     $             --      $     4,911,285
                                                 ================    ===============     ================      ===============

Capital shares outstanding - Class A                      892,599            583,873            2,455,255 (a)        3,931,727
                                                 ================    ===============     ================      ===============
Capital shares outstanding - Class B                          n/a                130                                       130
                                                 ================    ===============     ================      ===============
Capital shares outstanding - Class E                          n/a            617,931                   --              617,931
                                                 ================    ===============     ================      ===============

Net Asset Value and Offering Price Per
  Share - Class A                                $          29.82    $          7.95                   --      $          7.95
                                                 ================    ===============     ================      ===============
Net Asset Value and Offering Price Per
  Share - Class B                                             n/a    $          7.95                           $          7.95
                                                 ================    ===============     ================      ===============
Net Asset Value and Offering Price Per
  Share - Class E                                $            n/a               7.95                   --      $          7.95
                                                 ================    ===============     ================      ===============

------------------------------------------------------------------------------------------------------------------------------

 *  Identified cost of investments               $     31,465,785    $    10,443,699     $             --           41,909,484

                       See notes to financial statements

Metropolitan Series Fund
COMBINED PRO FORMA STATEMENT OF OPERATIONS
For the period ended December 31, 2002 (UNAUDITED)

                                                                            Metropolitan
                                                    General American     Series Fund State       Adjustments
                                                     Capital Company      Street Research      (References are
                                                     Managed Equity       Large Cap Value        to Pro Forma           Pro Forma
                                                          Fund             Portfolio (2)          Footnotes)             Combined
                                                  --------------------  --------------------  ------------------    ----------------
Investment Income
  Dividend Income (1)                              $          593,805                85,914                   0             679,719
  Interest income                                               6,431                 3,972                   0              10,403
                                                  --------------------  --------------------  ------------------    ----------------
                                                              600,236                89,886                   0             690,122
Expenses

  Management fees                                             166,266                30,894              67,905 (b)         265,065
  Service and distribution fees                                     0                 2,090                   0               2,090
  Administrative fee                                           33,453                     0             (33,453)(c)              --
  Directors fees and expenses                                       0                 8,192                   0               8,192
  Custodian                                                         0                51,547               2,509 (e)          54,056
  Audit and tax services                                            0                 8,600                   0               8,600
  Legal                                                             0                   209                   0                 209
  Printing                                                          0                 1,363               2,325 (e)           3,688
  Insurance                                                         0                    41                   0                  41
  Miscellaneous expenses                                            0                 1,824                   0               1,824
                                                   --------------------  -------------------- ------------------    ----------------
    Total Expenses                                            199,719               104,760              39,286             343,765
                                                                                              ------------------
  Expense Reductions                                               --               (65,157)                 --             (65,157)
                                                  --------------------  --------------------  ------------------    ----------------
  Net investment income                                       400,517                50,283             (39,286)            411,514
                                                  --------------------  --------------------  ------------------    ----------------

Realized and Unrealized Gain (Loss) on
 Investments

  Net realized gain (loss) on investments                  (3,704,959)             (473,491)                  0          (4,178,450)
  Net realized gain (loss) on foreign currency
    transactions                                                    0                     0                   0                   0
  Net realized gain (loss) on futures
    transactions                                                    0                     0                   0                   0
                                                  --------------------  --------------------  ------------------    ----------------
    Net realized gain (loss) on investments,
      foreign currency, and futures transactions           (3,704,959)             (473,491)                  0          (4,178,450)

  Net unrealized appreciation (depreciation)
    on investments                                         (5,886,379)             (948,461)                  0          (6,834,840)
  Net unrealized appreciation (depreciation)
    on foreign currency transactions                                0                     0                   0                   0
  Net unrealized appreciation (depreciation)
    on futures transactions                                         0                     0                   0                   0
                                                  --------------------  --------------------  ------------------    ----------------
  Net unrealized gain (loss) on investments,
    foreign currency, and futures transactions             (5,886,379)             (948,461)                  0          (6,834,840)
                                                  --------------------  --------------------  ------------------    ----------------

  Net gain (loss)                                          (9,591,338)           (1,421,952)                            (11,013,290)

Net increase (decrease) in Net Assets from
  Operations                                       $       (9,190,821)   $       (1,371,669)   $        (39,286)     $  -10,601,776
                                                  ====================  ====================  ==================    ================

------------------------------------------------------------------------------------------------------------------------------------
  (1)   Net of Foreign taxes of                    $                0    $              371    $              0      $          371

  (2)   For the eight month period starting
        May 1, 2002

Notes to Pro Forma Combining Financial Statements (Unaudited)
  December 31, 2002

INTRODUCTORY PARAGRAPH

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's Managed Equity Fund ("Managed Equity Fund") in exchange for shares of Metropolitan Series Fund's State Street Research Large Cap Value Portfolio ("Large Cap Value Portfolio") at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Large Cap Value Portfolio, and the results of operations of Large Cap Value Portfolio for pre-combination periods will not be restated. The pro forma combined financial statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan or Reorganization.

The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the Managed Equity Fund and Large Cap Value Portfolio, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the Managed Equity Fund and Large Cap Value Portfolio, which are incorporated by reference in the Statement of Additional Information.



Note a
Reflects change in shares outstanding due to the issuance of Class A shares of Large Cap Value Portfolio in exchange for Class A Shares of Managed Equity Fund based upon the net asset value of the Large Cap Value Portfolio Class A shares at December 31, 2002.

Note b
Reflects the Large Cap Value Portfolio's investment advisory fee rate of 0.70%.

Note c
Reflects reclassification of certain balances to conform to the Large Cap Value Portfolio's expense structure.

Note d
No realignment of the portfolio is expected in connection with the Merger.

Note e
Reflects adjustment for estimated costs arising from the Merger

-----------------------------------------------------------------------------------------------------------
              Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)
                                             December 31, 2002

       Shares          Asset Name                                                          Market Value
-----------------------------------------------------------------------------------------------------------
        150,765        3M Co.                                                           $      18,589,324
        603,957        Abbott Laboratories                                                     24,158,280
        101,118        ACE, Ltd.                                                                2,966,802
        304,203        ADC Telecommunications, Inc.                                               635,784
         92,479        Adobe Systems, Inc.                                                      2,293,572
         13,989        Adolph Coors Co. (Class B)                                                 856,826
        131,717        Advanced Micro Devices, Inc. (b)                                           850,892
        206,330        AES Corp. (b)                                                              623,117
         58,156        Aetna, Inc.                                                              2,391,375
        199,875        AFLAC, Inc.                                                              6,020,235
        178,965        Agilent Technologies, Inc. (b)                                           3,214,211
         87,894        Air Products & Chemicals, Inc.                                           3,757,468
         22,383        Alberto Culver Co. (Class B) (b)                                         1,128,103
        147,840        Albertson's, Inc.                                                        3,290,918
        326,299        Alcoa, Inc.                                                              7,433,091
         48,351        Allegheny Energy, Inc.                                                     365,534
         31,038        Allegheny Technologies, Inc.                                               193,367
         50,027        Allergan, Inc.                                                           2,882,556
         75,956        Allied Waste Industries, Inc.                                              759,560
        272,068        Allstate Corp.                                                          10,063,795
        120,893        ALLTEL Corp.                                                             6,165,543
        143,710        Altera Corp. (b)                                                         1,773,210
         40,802        Ambac Financial Group, Inc.                                              2,294,705
         34,407        Amerada Hess Corp.                                                       1,894,105
         58,984        Ameren Corp.                                                             2,451,965
        130,596        American Electric Power, Inc.                                            3,569,189
        508,649        American Express Co.                                                    17,980,742
         24,762        American Greetings Corp.                                                   391,240
      1,008,242        American International Group, Inc.                                      58,326,799
         75,552        American Power Conversion Corp. (b)                                      1,144,612
         28,020        American Standard Cos., Inc. (b)                                         1,993,343
         41,350        AmerisourceBergen Corp.                                                  2,245,719
        497,718        Amgen, Inc. (b)                                                         24,059,688
         59,840        AMR Corp. (b)                                                              394,944
        136,567        AmSouth Bancorp                                                          2,622,086
         96,729        Anadarko Petroleum Corp.                                                 4,633,318
        140,730        Analog Devices, Inc. (b)                                                 3,359,225
        154,893        Andrew Corp.                                                             1,029,834
        331,428        Anheuser Busch Cos., Inc.                                               16,041,115
         54,627        Anthem, Inc. (b)                                                         3,436,038
      1,727,306        AOL Time Warner, Inc.                                                   22,627,708
        119,509        AON Corp.                                                                2,257,525
         56,279        Apache Corp.                                                             3,207,340
         67,751        Apollo Group, Inc. (b)                                                   2,981,044
        137,276        Apple Computer, Inc. (b)                                                 1,967,165
         81,846        Applera Corp. (b)                                                        1,435,579
        636,854        Applied Materials, Inc. (b)                                              8,298,208
        115,475        Applied Micro Circuits Corp.                                               426,103

-----------------------------------------------------------------------------------------------------------
              Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)
                                             December 31, 2002

       Shares          Asset Name                                                          Market Value
-----------------------------------------------------------------------------------------------------------
        247,017        Archer-Daniels-Midland Co.                                               3,063,011
         26,934        Ashland, Inc.                                                              768,427
        266,777        AT&T Corp.                                                               6,895,895
        956,384        AT&T Wireless Services, Inc. (b)                                         6,109,972
         43,614        Autodesk, Inc.                                                             623,680
        232,610        Automatic Data Processing, Inc.                                          9,129,943
         38,371        Autozone, Inc. (b)                                                       2,710,911
        139,264        Avaya, Inc.                                                                341,197
         42,318        Avery Dennison Corp.                                                     2,584,783
         91,442        Avon Products, Inc.                                                      4,925,981
        121,910        Baker Hughes, Inc.                                                       3,925,123
         21,847        Ball Corp.                                                               1,118,348
        578,771        Bank of America Corp.                                                   40,269,099
        280,555        Bank of New York Co., Inc.                                               6,722,098
        450,612        Bank One Corp.                                                          16,469,868
         21,164        Bausch & Lomb, Inc.                                                        761,904
        229,702        Baxter International, Inc.                                               6,431,656
        184,961        BB&T Corp.                                                               6,841,707
         37,367        Bear Stearns Co., Inc.                                                   2,219,600
         99,693        Becton Dickinson & Co.                                                   3,059,578
        114,426        Bed Bath & Beyond, Inc. (b)                                              3,951,130
        719,084        BellSouth Corp.                                                         18,602,703
         20,434        Bemis, Inc.                                                              1,014,139
        123,601        Best Buy Co., Inc. (b)                                                   2,984,964
         44,722        Big Lots, Inc. (b)                                                         591,672
         57,592        Biogen, Inc.                                                             2,307,135
        100,583        Biomet, Inc.                                                             2,882,709
         68,569        BJ Services Co.                                                          2,213,639
         31,200        Black & Decker Corp.                                                     1,338,168
         90,554        BMC Software, Inc. (b)                                                   1,549,379
         22,393        Boise Cascade Corp.                                                        564,752
        157,640        Boston Scientific Corp.                                                  6,702,853
        749,464        Bristol-Myers Squibb Co.                                                17,350,092
        107,062        Broadcom Corp. (b)                                                       1,612,354
         26,570        Brown Forman Corp. (Class B)                                             1,736,615
         34,771        Brunswick Corp. (b)                                                        690,552
        145,865        Burlington Northern Santa Fe Corp.                                       3,793,948
         77,513        Burlington Resources, Inc.                                               3,305,930
         20,313        C.R. Bard, Inc.                                                          1,178,154
        130,693        Calpine Corp. (b)                                                          426,059
        158,131        Campbell Soup Co.                                                        3,711,335
         86,816        Capital One Financial Corp.                                              2,580,171
        171,435        Cardinal Health, Inc.                                                   10,147,238
        226,083        Carnival Corp.                                                           5,640,771
        133,650        Caterpillar, Inc.                                                        6,110,478
        397,364        Cendant Corp. (b)                                                        4,164,375
        113,078        CenterPoint Energy, Inc.                                                   961,163
         23,751        Centex Corp.                                                             1,192,300

-----------------------------------------------------------------------------------------------------------
              Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)
                                             December 31, 2002

       Shares          Asset Name                                                          Market Value
-----------------------------------------------------------------------------------------------------------
         54,652        Centurytel, Inc.                                                         1,605,676
        520,294        Charles Schwab Corp.                                                     5,645,190
         87,517        Charter One Financial, Inc.                                              2,514,364
        412,838        ChevronTexaco Corp.                                                     27,445,470
         73,521        Chiron Corp.                                                             2,764,390
        166,873        CIENA Corp. (b)                                                            857,727
         54,485        CIGNA Corp.                                                              2,240,423
         62,872        Cincinnati Financial Corp.                                               2,360,844
         65,957        Cinergy Corp.                                                            2,224,070
         65,461        Cintas Corp.                                                             2,994,841
         91,888        Circuit City Stores, Inc.                                                1,102,988
      2,796,633        Cisco Systems, Inc. (b)                                                 36,635,892
      1,986,049        Citigroup, Inc.                                                         69,889,064
        108,696        Citizens Communications Co.                                              1,146,743
         64,698        Citrix Systems, Inc. (b)                                                   797,079
        237,725        Clear Channel Communications, Inc. (b)                                   8,864,765
         85,773        Clorox Co.                                                               3,538,136
         52,102        CMS Energy Corp.                                                           491,843
        174,645        Coca-Cola Enterprises, Inc.                                              3,793,289
        208,203        Colgate Palmolive Co.                                                   10,916,083
        892,474        Comcast Corp. (Class A) (b)                                             21,035,612
         68,122        Comerica, Inc.                                                           2,945,595
        219,152        Computer Associates International, Inc.                                  2,958,552
         66,211        Computer Sciences Corp. (b)                                              2,280,969
        144,098        Compuware Corp. (b)                                                        691,670
         72,044        Comverse Technology, Inc.                                                  721,881
        207,098        Conagra, Inc.                                                            5,179,521
        196,913        Concord EFS, Inc. (b)                                                    3,099,411
        261,804        ConocoPhillips                                                          12,668,696
         83,201        Consolidated Edison, Inc.                                                3,562,667
         63,376        Constellation Energy Group, Inc.                                         1,763,120
         66,698        Convergys Corp. (b)                                                      1,010,475
         36,100        Cooper Industries, Ltd.                                                  1,315,845
         28,212        Cooper Tire & Rubber Co. (b)                                               432,772
        443,724        Corning, Inc. (b)                                                        1,468,726
        174,088        Costco Wholesale Corp. (b)                                               4,830,525
         48,879        Countrywide Credit Industries, Inc.                                      2,524,600
         23,107        Crane Co.                                                                  460,522
         81,841        CSX Corp.                                                                2,316,919
         16,002        Cummins Engine, Inc.                                                       450,136
        142,911        CVS Corp.                                                                3,403,518
         57,296        Dana Corp.                                                                 673,801
         59,229        Danaher Corp.                                                            3,891,345
         66,637        Darden Restaurants, Inc.                                                 1,362,727
         92,757        Deere & Co.                                                              4,252,909
           7214        Del Monte Foods Co. (b)                                                     55,543
      1,000,705        Dell Computer Corp. (b)                                                 26,758,852
        209,860        Delphi Automotive Systems Corp.                                          1,689,373

-----------------------------------------------------------------------------------------------------------
              Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)
                                             December 31, 2002

       Shares          Asset Name                                                          Market Value
-----------------------------------------------------------------------------------------------------------
         47,478        Delta Air Lines, Inc.                                                      574,484
         24,699        Deluxe Corp.                                                             1,039,828
         61,328        Devon Energy Corp.                                                       2,814,955
         32,467        Dillard's, Inc. (Class A)                                                  514,927
        128,308        Dollar General Corp.                                                     1,533,281
        112,666        Dominion Resources, Inc.                                                 6,511,414
         78,171        Dover Corp.                                                              2,279,466
        352,138        Dow Chemical Co.                                                        10,458,498
         32,790        Dow Jones & Co., Inc.                                                    1,417,512
         71,503        DTE Energy Co.                                                           3,042,170
        344,872        Duke Energy Co.                                                          6,738,799
        132,915        Dynegy, Inc. (Class B) (b)                                                 156,840
        384,117        E. I. du Pont de Nemours                                                16,286,561
         30,003        Eastman Chemical Co.                                                     1,103,211
        112,388        Eastman Kodak Co.                                                        3,938,076
         27,870        Eaton Corp.                                                              2,176,926
        119,181        eBay, Inc. (b)                                                           8,082,856
         50,896        Ecolab, Inc.                                                             2,519,352
        125,584        Edison International, Inc. (b)                                           1,488,170
        225,785        El Paso Corp.                                                            1,571,463
         54,474        Electronic Arts, Inc. (b)                                                2,711,171
        184,678        Electronic Data Systems Corp.                                            3,403,616
        434,311        Eli Lilly & Co.                                                         27,578,748
        847,499        EMC Corp. (b)                                                            5,203,644
        163,414        Emerson Electric Co.                                                     8,309,602
         50,086        Engelhard Corp.                                                          1,119,422
         86,397        Entergy Corp.                                                            3,938,839
         44,928        EOG Resources, Inc.                                                      1,793,526
         55,716        Equifax, Inc.                                                            1,289,268
        158,788        Equity Office Properties Trust                                           3,966,524
        106,138        Equity Residential Properties Trust                                      2,608,872
        125,238        Exelon Corp.                                                             6,608,810
      2,601,877        ExxonMobil Corp.                                                        90,909,583
         66,961        Family Dollar Stores, Inc. (b)                                           2,089,853
        268,895        Federal Home Loan Mortgage Corp.                                        15,878,250
        385,022        Federal National Mortgage Association                                   24,768,465
         75,941        Federated Department Stores, Inc. (b)                                    2,184,063
        116,038        FedEx Corp.                                                              6,291,580
        224,106        Fifth Third Bancorp                                                     13,121,407
        290,976        First Data Corp.                                                        10,303,460
         49,088        First Tennessee National Corp.                                           1,764,223
        109,587        FirstEnergy Corp.                                                        3,781,626
         73,997        Fiserv, Inc. (b)                                                         2,512,198
        405,710        FleetBoston Financial Corp.                                              9,858,753
         31,241        Fluor Corp.                                                                874,748
        708,781        Ford Motor Co.                                                           6,591,663
         70,032        Forest Laboratories, Inc. (b)                                            6,878,543
         58,053        Fortune Brands, Inc.                                                     2,700,045

-----------------------------------------------------------------------------------------------------------
              Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)
                                             December 31, 2002

       Shares          Asset Name                                                       Market Value
-----------------------------------------------------------------------------------------------------------
         75,670        FPL Group, Inc.                                                          4,242,653
        100,906        Franklin Resources, Inc.                                                 3,438,876
         55,658        Freeport-McMoran Copper & Gold, Inc. (Class B)                             933,941
        103,524        Gannett, Inc.                                                            7,433,023
        124,300        Gateway, Inc. (b)                                                          390,302
         77,808        General Dynamics Corp.                                                   6,175,621
      3,847,771        General Electric Co.                                                    93,693,224
        142,377        General Mills, Inc.                                                      6,684,600
        216,403        General Motors Corp.                                                     7,976,615
         67,582        Genuine Parts Co.                                                        2,081,525
         82,446        Genzyme Corp. (b)                                                        2,437,928
         95,788        Georgia-Pacific Corp.                                                    1,547,934
        407,692        Gillette Co.                                                            12,377,529
         59,844        Golden West Financial Corp.                                              4,297,398
        184,729        Goldman Sachs Group, Inc.                                               12,580,045
         44,527        Goodrich Corp.                                                             815,735
         63,494        Goodyear Tire & Rubber Co.                                                 432,394
         19,395        Great Lakes Chemical Corp.                                                 463,153
        118,024        Guidant Corp. (b)                                                        3,641,040
         70,800        H&R Block, Inc.                                                          2,846,160
        136,942        H.J. Heinz Co.                                                           4,501,283
        167,998        Halliburton Co.                                                          3,143,243
        117,794        Harley-Davidson, Inc.                                                    5,442,083
         44,350        Harrah Entertainment, Inc. (b)                                           1,756,260
         98,576        Hartford Financial Services Group, Inc.                                  4,478,308
         66,718        Hasbro, Inc.                                                               770,594
        198,400        HCA, Inc.                                                                8,233,600
         92,885        Health Management Associates, Inc. (b)                                   1,662,642
        151,853        HealthSouth Corp.                                                          637,783
         42,042        Hercules, Inc.                                                             369,970
         52,695        Hershey Foods Corp.                                                      3,553,751
      1,178,009        Hewlett-Packard Co.                                                     20,450,236
        143,135        Hilton Hotels Corp.                                                      1,819,246
        317,334        Honeywell International, Inc.                                            7,616,016
        183,139        Household International, Inc.                                            5,093,096
         60,314        Humana, Inc. (b)                                                           603,140
         91,252        Huntington Bancshares, Inc.                                              1,707,325
        112,763        Illinois Tool Works, Inc.                                                7,145,948
        107,770        IMS Health, Inc.                                                         1,724,320
         61,759        Ingersoll Rand Co., Ltd.                                                 2,733,389
      2,562,309        Intel Corp.                                                             39,895,151
        653,297        International Business Machines Corp.                                   50,630,517
         36,605        International Flavours & Fragrances Inc.                                 1,284,835
         33,506        International Game Technology, Inc. (b)                                  2,543,775
        186,139        International Paper Co.                                                  6,509,281
        147,339        Interpublic Group of Cos.                                                2,074,533
         79,722        Intuit, Inc. (b)                                                         3,740,556
         45,536        ITT Industries, Inc.                                                     2,821,126

-----------------------------------------------------------------------------------------------------------
              Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)
                                             December 31, 2002

       Shares          Asset Name                                                          Market Value
-----------------------------------------------------------------------------------------------------------
        103,060        J.C. Penney Co., Inc.                                                    2,371,411
        771,552        J.P. Morgan Chase & Co.                                                 18,517,248
         76,193        Jabil Circuit, Inc. (b)                                                  1,365,379
        544,425        JDS Uniphase Corp. (b)                                                   1,344,730
         55,650        Jefferson-Pilot Corp.                                                    2,120,822
        111,437        John Hancock Financial Services, Inc.                                    3,109,092
      1,148,512        Johnson & Johnson                                                       61,686,580
         34,830        Johnson Controls, Inc.                                                   2,792,321
         49,771        Jones Apparel Group, Inc. (b)                                            1,763,884
         18,748        KB Home                                                                    803,352
        157,761        Kellogg Co.                                                              5,406,470
         38,920        Kerr-McGee Corp.                                                         1,724,156
        164,201        Keycorp                                                                  4,128,013
         55,746        KeySpan Corp.                                                            1,964,489
        198,838        Kimberly-Clark Corp.                                                     9,438,840
         47,404        Kinder Morgan Management, L.L.C.                                         2,003,767
         92,382        King Pharmaceuticals, Inc. (b)                                           1,588,046
         73,221        KLA-Tencor Corp. (b)                                                     2,589,827
         32,276        Knight Ridder, Inc.                                                      2,041,457
        130,579        Kohl's Corp. (b)                                                         7,305,895
         75,573        Leggett & Platt, Inc.                                                    1,695,858
         92,125        Lehman Brothers Holdings, Inc.                                           4,909,341
         48,725        Lexmark International, Inc. (b)                                          2,947,862
        200,157        Limited Brands                                                           2,788,187
         69,091        Lincoln National Corp.                                                   2,181,894
        120,467        Linear Technology Corp.                                                  3,098,411
         41,230        Liz Claiborne, Inc.                                                      1,222,470
        176,230        Lockheed Martin Corp.                                                   10,177,282
         71,498        Loews Corp.                                                              3,178,801
         40,319        Louisiana-Pacific Corp. (b)                                                324,971
        301,531        Lowe's Cos., Inc.                                                       11,307,413
        142,723        LSI Logic Corp.                                                            823,512
      1,321,177        Lucent Technologies, Inc.                                                1,664,682
         35,881        Manor Care, Inc. (b)                                                       667,745
        119,357        Marathon Oil Corp.                                                       2,541,110
         92,142        Marriott International, Inc. (Class A)                                   3,028,708
        207,858        Marsh & McLennan Cos., Inc.                                              9,605,118
         84,000        Marshall & Ilsley Corp.                                                  2,299,920
        190,396        Masco Corp.                                                              4,007,836
        168,196        Mattel, Inc.                                                             3,220,953
        124,499        Maxim Integrated Products, Inc.                                          4,113,447
        110,590        May Department Stores Co.                                                2,541,359
         29,915        Maytag Corp.                                                               852,578
         57,163        MBIA, Inc.                                                               2,507,169
        492,519        MBNA Corp.                                                               9,367,712
         24,155        McDermott International, Inc.                                              105,799
        490,500        McDonald's Corp.                                                         7,887,240
        112,859        McKesson Corp.                                                           3,050,578

-----------------------------------------------------------------------------------------------------------
              Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)
                                             December 31, 2002

       Shares          Asset Name                                                          Market Value
-----------------------------------------------------------------------------------------------------------
         77,036        MeadWestvaco Corp.                                                       1,903,559
         96,191        MedImmune, Inc.                                                          2,613,509
        471,765        Medtronic, Inc.                                                         21,512,484
        166,735        Mellon Financial Corp.                                                   4,353,451
        868,264        Merck & Co., Inc.                                                       49,152,425
         32,308        Mercury Interactive Corp. (b)                                              957,932
         19,097        Meredith Corp.                                                             785,078
        334,148        Merrill Lynch & Co., Inc.                                               12,680,916
        270,753        MetLife, Inc.                                                            7,321,161
         39,229        MGIC Investment Corp.                                                    1,620,158
        232,014        Micron Technology, Inc.                                                  2,259,816
      2,067,364        Microsoft Corp. (b)                                                    106,882,719
         18,962        Millipore Corp.                                                            644,708
        152,455        Mirant Corp. (b)                                                           288,140
         74,647        Molex, Inc.                                                              1,719,867
        100,613        Monsanto Co.                                                             1,936,800
         58,394        Moody's Corp.                                                            2,411,088
        420,401        Morgan Stanley Dean Witter & Co.                                        16,782,408
        889,253        Motorola, Inc.                                                           7,692,039
         55,696        Nabors Industries, Ltd.                                                  1,964,398
        236,778        National City Corp.                                                      6,468,775
         69,155        National Semiconductor Corp.                                             1,038,017
         23,200        Navistar International Corp. (b)                                           563,992
         37,945        NCR Corp. (b)                                                              900,814
        128,834        Network Appliance, Inc. (b)                                              1,288,340
         58,412        New York Times Co.                                                       2,671,181
        102,955        Newell Rubbermaid, Inc.                                                  3,122,625
        155,223        Newmont Mining Corp.                                                     4,506,123
        372,457        Nextel Communications, Inc. (b)                                          4,301,878
         17,028        Nicor, Inc.                                                                579,463
        103,535        NIKE, Inc. (Class B)                                                     4,604,201
         93,918        NiSource, Inc.                                                           1,878,360
         51,999        Noble Corp. (b)                                                          1,827,765
         51,955        Nordstrom, Inc.                                                            985,586
        149,650        Norfolk Southern Corp.                                                   2,991,504
         63,219        North Fork Bancorp., Inc.                                                2,133,009
         85,525        Northern Trust Corp.                                                     2,997,651
         70,469        Northrop Grumman Corp.                                                   6,835,457
        132,774        Novell, Inc. (b)                                                           443,465
         57,694        Novellus Systems, Inc.                                                   1,620,047
         30,281        Nucor Corp.                                                              1,250,605
         57,854        NVIDIA Corp. (b)                                                           665,899
        146,370        Occidental Petroleum Corp.                                               4,164,226
        118,937        Office Depot, Inc. (b)                                                   1,755,510
         72,906        Omnicom Group, Inc.                                                      4,709,728
      2,073,443        Oracle Corp. (b)                                                        22,393,184
         44,604        PACCAR, Inc.                                                             2,057,583
         60,970        Pactiv Corp. (b)                                                         1,332,804

-----------------------------------------------------------------------------------------------------------
              Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)
                                             December 31, 2002

       Shares          Asset Name                                                          Market Value
-----------------------------------------------------------------------------------------------------------
         47,307        Pall Corp.                                                                 789,081
         98,626        Parametric Technology Corp. (b)                                            248,538
         45,721        Parker Hannifin Corp.                                                    2,109,110
        144,677        Paychex, Inc.                                                            4,036,488
         13,979        Peoples Energy Corp.                                                       540,288
        119,787        PeopleSoft, Inc. (b)                                                     2,192,102
        109,069        Pepsi Bottling Group, Inc.                                               2,803,073
        667,797        PepsiCo, Inc.                                                           28,194,390
         48,423        Perkinelmer, Inc.                                                          399,490
      2,382,890        Pfizer, Inc.                                                            72,844,947
        155,867        PG&E Corp. (b)                                                           2,166,551
        499,566        Pharmacia Corp.                                                         20,881,859
         34,238        Phelps Dodge Corp.                                                       1,083,633
        799,916        Philip Morris Cos., Inc.                                                32,420,596
         34,905        Pinnacle West Capital Corp.                                              1,189,911
         91,536        Pitney Bowes, Inc.                                                       2,989,566
         71,207        Plum Creek Timber Co., Inc.                                              1,680,485
         64,160        PMC-Sierra, Inc.                                                           356,730
        109,442        PNC Financial Services Group, Inc.                                       4,585,620
         29,046        Power-One, Inc. (b)                                                        164,691
         66,115        PPG Industries, Inc.                                                     3,315,667
         64,015        PPL Corp.                                                                2,220,040
         62,840        Praxair, Inc.                                                            3,630,267
        130,702        Principal Financial Group, Inc.                                          3,938,051
         91,551        Progress Energy, Inc.                                                    3,968,735
         11,800        Progress Energy, Inc. - CVO                                                     59
         84,721        Progressive Corp.                                                        4,204,703
        110,255        Providian Financial Corp.                                                  715,555
        219,423        Prudential Financial, Inc.                                               6,964,486
         85,942        Public Service Enterprise Group, Inc.                                    2,758,738
         23,537        Pulte Homes, Inc.                                                        1,126,716
         35,957        QLogic Corp.                                                             1,240,876
        303,130        Qualcomm, Inc. (b)                                                      11,030,901
         38,469        Quest Diagnostics Inc. (b)                                               2,188,886
         41,599        Quintiles Transnational Corp. (b)                                          503,348
        646,463        Qwest Communications International, Inc.                                 3,232,315
         34,134        R.J. Reynolds Tobacco Holdings, Inc.                                     1,437,383
         43,784        R.R. Donnelley & Sons Co.                                                  953,178
         64,343        Radioshack Corp.                                                         1,205,788
         74,914        Rational Software Corp. (b)                                                778,357
        156,975        Raytheon Co.                                                             4,826,981
         22,967        Reebok International, Ltd. (b)                                             675,230
         85,453        Regions Financial Corp.                                                  2,850,712
         67,905        Robert Half International, Inc.                                          1,093,950
         70,523        Rockwell Collins, Inc.                                                   1,640,365
         71,497        Rockwell International Corp.                                             1,480,703
         85,126        Rohm & Haas Co.                                                          2,764,892
         36,190        Rowan Cos., Inc.                                                           821,513

-----------------------------------------------------------------------------------------------------------
              Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)
                                             December 31, 2002

       Shares          Asset Name                                                          Market Value
-----------------------------------------------------------------------------------------------------------
         23,880        Ryder System, Inc.                                                         535,867
         55,749        Sabre Holdings Corp.                                                     1,009,615
         53,320        Safeco Corp.                                                             1,848,604
        171,706        Safeway, Inc. (b)                                                        4,011,052
        202,026        Sanmina-SCI Corp. (b)                                                      907,097
        302,432        Sara Lee Corp.                                                           6,807,744
      1,283,398        SBC Communications, Inc.                                                34,792,920
        567,520        Schering-Plough Corp.                                                   12,598,944
        224,488        Schlumberger, Ltd.                                                       9,448,700
         56,124        Scientific-Atlanta, Inc. (b)                                               665,631
         32,322        Sealed Air Corp.                                                         1,205,611
        121,609        Sears Roebuck & Co.                                                      2,912,536
         79,163        Sempra Energy                                                            1,872,206
         58,784        Sherwin-Williams Co.                                                     1,660,648
        182,732        Siebel Systems, Inc. (b)                                                 1,366,835
         28,331        Sigma-Aldrich Corp.                                                      1,379,720
         72,716        Simon Property Group, Inc.                                               2,477,434
         59,370        SLM Corp.                                                                6,166,168
         22,517        Snap-On, Inc.                                                              632,953
        317,320        Solectron Corp. (b)                                                      1,126,486
        275,566        Southern Co.                                                             7,823,319
        133,703        SouthTrust Corp.                                                         3,322,520
        297,526        Southwest Airlines Co.                                                   4,135,612
         50,000        SPDR Trust Series 1                                                      4,411,500
        343,545        Sprint Corp. (FON Group)                                                 4,974,532
        382,805        Sprint Corp. (PCS Group) (b)                                             1,676,686
         69,348        St. Jude Medical, Inc. (b)                                               2,754,503
        180,260        Staples, Inc. (b)                                                        3,298,758
        148,917        Starbucks Corp. (b)                                                      3,034,929
         76,812        Starwood Hotels & Resorts Worldwide,                                     1,823,517
        125,289        State Street Corp.                                                       4,886,271
         85,743        Stilwell Financial, Inc.                                                 1,120,661
         76,891        Stryker Corp. (b)                                                        5,160,924
      1,209,749        Sun Microsystems, Inc. (b)                                               3,762,319
        110,398        Sun Trust Banks, Inc.                                                    6,283,854
        108,785        SunGard Data Systems, Inc. (b)                                           2,562,975
         29,682        Sunoco, Inc.                                                               984,849
         51,361        Supervalu, Inc.                                                            847,970
         87,768        Symbol Technologies, Inc.                                                  721,453
        116,476        Synovus Financial Corp.                                                  2,259,634
        254,256        Sysco Corp.                                                              7,574,286
         47,642        T. Rowe Price Group, Inc.                                                1,299,674
        349,566        Target Corp.                                                             9,922,448
         73,816        Teco Energy, Inc.                                                        1,049,036
         32,092        Tektronix, Inc. (b)                                                        583,753
        158,462        Tellabs, Inc. (b)                                                        1,152,019
         21,582        Temple-Inland, Inc.                                                        967,090
        188,555        Tenet Healthcare Corp. (b)                                               3,092,302

-----------------------------------------------------------------------------------------------------------
              Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)
                                             December 31, 2002

       Shares          Asset Name                                                          Market Value
-----------------------------------------------------------------------------------------------------------
         70,497        Teradyne, Inc.                                                             917,166
        668,606        Texas Instruments, Inc.                                                 10,035,776
         53,849        Textron, Inc.                                                            2,314,968
        324,979        The Boeing Co.                                                          10,721,057
         66,099        The Chubb Corp.                                                          3,450,368
        958,644        The Coca-Cola Co.                                                       42,007,780
        407,892        The Gap, Inc.                                                            7,224,280
        830,016        The Home Depot, Inc.                                                    19,585,929
        270,882        The Kroger Co. (b)                                                       4,241,809
         74,884        The McGraw-Hill Cos., Inc.                                               4,525,989
        502,418        The Procter & Gamble Co.                                                43,177,803
         87,416        The St. Paul Cos., Inc.                                                  2,976,515
         34,588        The Stanley Works                                                        1,196,053
        789,690        The Walt Disney Co.                                                     12,879,844
        196,972        The Williams Cos., Inc.                                                    531,824
         63,368        Thermo Electron Corp. (b)                                                1,274,964
         22,457        Thomas & Betts Corp. (b)                                                   379,523
         73,829        Tiffany & Co.                                                            1,659,013
        221,168        TJX Cos., Inc.                                                           4,743,735
         42,945        TMP Worldwide, Inc. (b)                                                    485,708
         47,053        Torchmark, Inc.                                                          1,718,846
         81,200        Toys "R" Us, Inc. (b)                                                      812,000
        123,072        Transocean Sedco Forex, Inc.                                             2,855,271
        385,440        Travelers Property Casualty Corp. (Class B)                              5,646,696
        117,685        Tribune Co.                                                              5,349,960
         22,444        Tupperware Corp.                                                           338,456
        117,861        TXU Corp.                                                                2,313,817
        769,672        Tyco International, Ltd.                                                13,145,998
        740,313        U.S. Bancorp                                                            15,709,441
         97,928        Union Pacific Corp.                                                      5,862,949
         76,236        Union Planters Corp.                                                     2,145,281
        124,137        Unisys Corp.                                                             1,228,956
        431,592        United Parcel Service, Inc. (Class B)                                   27,224,823
         39,055        United States Steel Corp.                                                  512,402
        183,087        United Technologies Corp.                                               11,340,409
        117,733        UnitedHealth Group, Inc.                                                 9,830,705
         88,282        Univision Communications, Inc. (b)                                       2,162,909
         99,713        Unocal Corp.                                                             3,049,223
         93,545        UnumProvident Corp.                                                      1,640,779
         65,337        UST, Inc.                                                                2,184,216
        157,767        VERITAS Software Corp. (b)                                               2,464,321
      1,057,883        Verizon Communications, Inc.                                            40,992,966
         42,807        VF Corp.                                                                 1,543,192
        681,476        Viacom, Inc. (Class B) (b)                                              27,776,962
         43,334        Visteon Corp.                                                              301,605
         39,348        Vulcan Materials Co.                                                     1,475,550
         36,300        W.W. Grainger, Inc.                                                      1,871,265
        526,254        Wachovia Corp.                                                          19,176,695

-----------------------------------------------------------------------------------------------------------
              Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)
                                             December 31, 2002

       Shares          Asset Name                                                          Market Value
-----------------------------------------------------------------------------------------------------------
        396,343        Walgreen Co.                                                            11,569,252
      1,707,485        Wal-Mart Stores, Inc.                                                   86,245,067
        366,844        Washington Mutual, Inc.                                                 12,667,124
        235,396        Waste Management, Inc.                                                   5,395,276
         50,849        Waters Corp. (b)                                                         1,107,491
         41,278        Watson Pharmaceuticals, Inc. (b)                                         1,166,929
         57,325        Wellpoint Health Networks, Inc. (b)                                      4,079,247
        654,317        Wells Fargo & Co.                                                       30,667,838
         44,314        Wendy's International, Inc.                                              1,199,580
         85,285        Weyerhaeuser Co.                                                         4,196,874
         26,246        Whirlpool Corp.                                                          1,370,566
         87,784        William Wringley Jr. Co.                                                 4,817,586
         54,123        Winn-Dixie Stores, Inc.                                                    827,000
         32,903        Worthington Industries, Inc.                                               501,442
        512,503        Wyeth                                                                   19,167,612
        152,182        Xcel Energy, Inc.                                                        1,674,002
        278,040        Xerox Corp.                                                              2,238,223
        129,397        Xilinx, Inc. (b)                                                         2,665,578
         52,998        Xl Capital, Ltd.                                                         4,094,096
        227,581        Yahoo! Inc. (b)                                                          3,720,949
        114,306        Yum! Brands, Inc. (b)                                                    2,768,491
         76,420        Zimmer Holdings, Inc. (b)                                                3,172,958
         35,559        Zions Bancorp                                                            1,399,211

                       Total Common Stocks
                       (Identified Cost $3,505,177,299)                                     3,139,744,695


 $   61,350,000        Honeywell International 1.250%, 01/02/03                                61,347,870

                       Total Short Term Investments
                       (Identified Cost $61,347,870)                                           61,347,870



                       Total Investments
                       (Identified Cost $3,566,525,169)                                 $   3,201,092,565


                    (b)non-income producing

Metropolitan Series Fund
COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002 (UNAUDITED)

                                                                         Metropolitan
                                                     General American     Series Fund       Adjustments
                                                      Capital Company    Metlife Stock    (References are
                                                       S&P 500 Index         Index          to Pro Forma          Pro Forma
                                                           Fund            Portfolio         Footnotes)            Combined
                                                     ----------------  ----------------    --------------      ----------------
Assets
Investments at value *                               $    365,753,151  $  2,835,339,414   $             0      $  3,201,092,565
Cash                                                          376,397            37,926                 0               414,323
Receivable for:                                                     0                 0                                       0
      Securities sold                                               0            40,864                 0                40,864
      Fund shares sold                                              0         2,200,300                 0             2,200,300
      Futures variation margin                                      0            95,200                 0                95,200
      Dividends and interest                                  574,301         4,384,221                 0             4,958,522
      Foreign taxes                                                 0                 0                 0                     0
      Collateral for securities loaned                              0        29,238,089                 0            29,238,089
Prepaid expense                                                     0                 0                 0                     0
                                                     ----------------  ----------------   ---------------      ----------------
         Total assets                                     366,703,849     2,871,336,014                 0         3,238,039,863
                                                     ----------------  ----------------   ---------------      ----------------
Liabilities
  Payable for:
      Securities purchased                                          0                 0                 0                     0
      Fund shares redeemed                                  1,355,636         1,360,830                 0             2,716,466
      Open forward currency contracts - net                         0                 0                 0                     0
      Return of collateral for securities loaned                    0        29,238,089                 0            29,238,089
      Foreign taxes                                                 0                 0                 0                     0
Accrued expenses:                                                   0                 0                                       0
      Management fees                                          31,784           616,265                 0               648,049
      Administrative fees                                      15,892                 0                                  15,892
      Service and distribution fees                                 0            21,130                 0                21,130
      Directors fees                                                0             1,331                 0                 1,331
      Other expenses                                                0            83,282                 0                83,282
                                                     ----------------  ----------------   ---------------      ----------------
         Total liabilities                                  1,403,312        31,320,927                 0            32,724,239
                                                     ----------------  ----------------   ---------------      ----------------
Net Assets                                           $    365,300,537  $  2,840,015,087   $             0      $  3,205,315,624
                                                     ================  ================   ===============      ================

-------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
      Capital paid in                                $    420,282,559  $  3,188,036,561   $             0         3,608,319,120
      (Overdistributed)/Undistributed net
        investment income                                      10,894        41,710,795                 0            41,721,689
      Accumulated net realized gains (losses)              (7,936,116)      (69,677,775)                0           (77,613,891)
      Unrealized appreciation (depreciation)
        on investments and futures contracts              (47,056,800)     (320,054,494)                0          (367,111,294)
                                                     ----------------  ----------------   ---------------      ----------------
         Total                                       $    365,300,537  $  2,840,015,087   $             0      $  3,205,315,624
                                                     ================  ================   ===============      ================
Net Assets - Class A                                 $    365,300,537  $  2,725,874,111   $             0      $  3,091,174,648
                                                     ================  ================   ===============      ================
Net Assets - Class B                                              n/a  $     88,517,288                --            88,517,288
                                                     ================  ================   ===============      ================
Net Assets - Class E                                 $            n/a        25,623,688   $            --      $     25,623,688
                                                     ================  ================   ===============      ================
Capital shares outstanding - Class A                       11,431,218       116,432,948         4,173,247 (a)       132,037,413
                                                     ================  ================   ===============      ================
Capital shares outstanding - Class B                              n/a         3,861,492                --             3,861,492
                                                     ================  ================   ===============      ================
Capital shares outstanding - Class E                              n/a         1,097,958                --             1,097,958
                                                     ================  ================   ===============      ================
Net Asset Value and Offering Price Per
  Share - Class A                                    $          31.96  $          23.41                --      $          23.41
Net Asset Value and Offering Price Per               ================  ================   ===============      ================
  Share - Class B                                                 n/a  $          22.92                        $          22.92
                                                     ================  ================   ===============      ================
Net Asset Value and Offering Price Per
  Share - Class E                                    $            n/a             23.34                --      $          23.34
                                                     ================  ================   ===============      ================

-------------------------------------------------------------------------------------------------------------------------------

 * Identified cost of investments                    $    412,809,951  $  3,153,715,218   $            --         3,566,525,169

                        See notes to financial statements

Metropolitan Series Fund
COMBINED PRO FORMA STATEMENT OF OPERATIONS
For the period ended December 31, 2002 (UNAUDITED)

                                                                            Metropolitan
                                                        General American     Series Fund       Adjustments
                                                        Capital Company     Metlife Stock    (References are
                                                         S&P 500 Index         Index           to Pro Forma          Pro Forma
                                                             Fund            Portfolio          Footnotes)            Combined
                                                        ----------------    --------------   ---------------      ----------------
Investment Income

      Dividend Income (1)                               $      6,785,080        50,760,630                 0            57,545,710
      Interest income (2)                                         10,378         1,299,575                 0             1,309,953
                                                        ----------------    --------------   ---------------      ----------------
                                                               6,795,458        52,060,205                 0            58,855,663
Expenses

      Management fees                                            423,420         8,068,926           635,621 (b)         9,127,967
      Service and distribution fees                                    0           144,211                 0               144,211
      Administrative fee                                         211,810                 0          (211,810)(c)                 0
      Directors fees and expenses                                      0            12,639                 0                12,639
      Custodian                                                        0           482,115            31,771 (e)           513,886
      Audit and tax services                                           0            18,325                 0                18,325
      Legal                                                            0            99,428                 0                99,428
      Printing                                                         0         1,106,086            28,950 (e)         1,135,036
      Insurance                                                        0            46,760                 0                46,760
      Miscellaneous expenses                                           0            67,300                 0                67,300
                                                        ----------------    --------------   ---------------      ----------------
         Total Expenses                                          635,230        10,045,790           484,532            11,165,552
                                                        ----------------    --------------   ---------------      ----------------

      Net investment income                                    6,160,228        42,014,415          (484,532)           47,690,111
                                                        ----------------    --------------   ---------------      ----------------

Realized and Unrealized Gain (Loss) on Investments

      Net realized gain (loss) on investments                 18,295,015       (32,379,215)                0           (14,084,200)
      Net realized gain (loss) on foreign currency
        transactions                                                   0                 0                 0                     0
      Net realized gain (loss) on futures
        transactions                                                   0       (15,985,571)                0           (15,985,571)
                                                        ----------------    --------------   ---------------      ----------------
         Net realized gain (loss) on investments,
           foreign currency, and futures transactions         18,295,015       (48,364,786)                0           (30,069,771)

      Net unrealized appreciation (depreciation) on
        investments                                         (131,332,372)     (829,160,478)                0          (960,492,850)
      Net unrealized appreciation (depreciation) on
        foreign currency transactions                                  0                 0                 0                     0
      Net unrealized appreciation (depreciation) on
        futures transactions                                           0        (1,982,539)                0            (1,982,539)
                                                        ----------------    --------------   ---------------      ----------------
      Net unrealized gain (loss) on investments,
        foreign currency, and futures transactions          (131,332,372)     (831,143,017)                0          (962,475,389)
                                                        ----------------    --------------   ---------------      ----------------

      Net gain (loss)                                       (113,037,357)     (879,507,803)                           (992,545,160)

Net increase (decrease) in Net Assets from
  Operations                                            $   (106,877,129)   $ (837,493,388)  $      (484,532)     $   (944,855,049)
                                                        ================    ==============   ===============      ================

----------------------------------------------------------------------------------------------------------------------------------
   1    Net of foreign taxes of                         $         18,279    $      138,150   $             0      $        156,429
   2    Includes income on securities loaned of         $              0    $      106,823                 0      $        106,823

Notes to Pro Forma Combining Financial Statements (Unaudited)
       December 31, 2002

INTRODUCTORY PARAGRAPH

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's S&P 500 Index Fund in exchange for shares of Metropolitan Series Fund's Metlife Stock Index Portfolio at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Metropolitan Series Fund's Metlife Stock Index Portfolio, and the results of operations of Metropolitan Series Fund's Metlife Stock Index Portfolio for pre-combination periods will not be restated. The pro forma combined financial statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan or Reorganization.

The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the General American Capital Company's S&P 500 Fund and Metropolitan Series Fund's Metlife Stock Index Portfolio, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the General American Capital Company's S&P 500 Index Fund and Metropolitan Series Fund's Metlife Stock Index Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note a
Reflects change in shares outstanding due to the issuance of Class A shares of Metropolitan Series Fund's Metlife Stock Index Portfolio in exchange for Class A Shares of General American Capital Company's S&P 500 Index Fundbased upon the net asset value of the Metropolitan Series Fund's Metlife Stock Index Portfolio Class A shares at December 31, 2002.

Note b
Reflects the Metropolitan Series Fund's Metlife Stock Index Portfolio's investment advisory fee rate of 0.25%.

Note c
Reflects reclassification of certain balances to conform to the Metropolitan

Series Fund's Metlife Stock Index Portfolio's expense structure.

Note d
No realignment of the portfolio is expected in connection with the Merger.

Note e
Reflects adjustment for estimated costs arising from the Merger

-------------------------------------------------------------------------------------------------------------
           Metropolitan Series Fund State Street Research Aggresssive Growth Portfolio Combined
                                             December 31, 2002

 Shares                Asset Name                                                           Market Value
-------------------------------------------------------------------------------------------------------------
          106,700      ACE, Ltd.                                                         $        3,130,578
          208,700      Adobe Systems, Inc.                                                        5,175,969
          181,000      Adolph Coors Co. (Class B)                                                11,086,250
          175,200      Affiliated Computer Services, Inc. (b)                                     9,224,280
          243,300      Allergan, Inc. (b)                                                        14,018,946
          815,300      Altera Corp. (b)                                                          10,052,649
          250,100      Andrx Corp. (b)                                                            3,668,967
          247,800      Anthem, Inc.                                                              15,586,620
           83,900      Barr Laboratories, Inc. (b)                                                5,461,051
          728,300      BEA Systems, Inc. (b)                                                      8,353,601
          329,800      Bed Bath & Beyond, Inc. (b)                                               11,387,994
          207,000      Best Buy Co., Inc. (b)                                                     4,999,050
          195,700      Biogen, Inc.                                                               7,839,742
          169,200      BJ Services Co.                                                            5,466,852
          320,400      BMC Software, Inc. (b)                                                     5,482,044
          295,400      Boston Scientific Corp.                                                   12,560,408
          298,800      Brinker International, Inc. (b)                                            9,636,300
          200,600      Broadcom Corp. (b)                                                         3,021,036
          790,200      Caremark Rx, Inc. (b)                                                     12,840,750
          545,654      CarMax, Inc. (b)                                                           9,756,294
          269,600      CDW Computer Centers, Inc. (b)                                            11,821,960
          340,100      Chico's FAS, Inc. (b)                                                      6,431,291
          277,399      ChoicePoint, Inc. (b)                                                     10,954,486
          666,800      CIENA Corp. (b)                                                            3,427,352
          320,500      Community Health Systems, Inc. (b)                                         6,599,095
          302,100      Corporate Executive Board Co. (b)                                          9,643,032
          391,500      Cox Radio, Inc. (b)                                                        8,930,115
          382,500      CV Therapeutics, Inc. (b)                                                  6,969,150
        1,162,700      Cypress Semiconductor Corp. (b)                                            6,650,644
          347,800      Darden Restaurants, Inc.                                                   7,112,510
          113,500      eBay, Inc. (b)                                                             7,697,570
          157,500      Education Management Corp. (b)                                             5,922,000
          224,800      Expedia, Inc. (b)                                                         15,045,909
          313,700      Family Dollar Stores, Inc.                                                 9,790,577
          245,500      Genzyme Corp. (b)                                                          7,259,435
          198,900      Harrah Entertainment, Inc. (b)                                             7,876,440
          242,100      InterMune, Inc. (b)                                                        6,175,971
          102,100      International Game Technology, Inc. (b)                                    7,751,432
          137,600      Intuit, Inc. (b)                                                           6,456,192
          401,200      Investors Financial Services Corp.                                        10,988,868
          195,700      Jones Apparel Group, Inc. (b)                                              6,935,608
          543,100      King Pharmaceuticals, Inc. (b)                                             9,335,889
          552,600      Lam Research Corp. (b)                                                     5,968,080
          131,000      Lehman Brothers Holdings, Inc.                                             6,980,990
          127,800      Lexmark International, Inc. (b)                                            7,731,900
          258,000      Mandalay Resort Group (b)                                                  7,897,380
          104,300      Manpower, Inc.                                                             3,327,170
          528,900      Mattel, Inc.                                                              10,128,435
          215,800      MedImmune, Inc. (b)                                                        5,863,286
          299,900      Microchip Technology, Inc.                                                 7,332,555
          195,700      Nabors Industries, Ltd. (b)                                                6,902,339
          558,900      Nasdaq 100 Trust                                                          13,620,393
          212,500      National Commerce Financial Corp.                                          5,068,125

-------------------------------------------------------------------------------------------------------------
           Metropolitan Series Fund State Street Research Aggresssive Growth Portfolio Combined
                                             December 31, 2002

 Shares                Asset Name                                                           Market Value
-------------------------------------------------------------------------------------------------------------
          618,500      National Semiconductor Corp.                                               9,283,685
          534,500      Network Associates, Inc. (b)                                               8,600,105
          290,500      Newmont Mining Corp.                                                       8,433,215
          327,400      Nextel Communications, Inc. (b)                                            3,781,470
          239,600      Noble Corp. (b)                                                            8,421,940
          224,000      Novellus Systems, Inc.                                                     6,289,920
          520,500      NVIDIA Corp. (b)                                                           5,990,955
          396,900      Ocean Energy, Inc. (b)                                                     7,926,093
          286,300      Overture Services, Inc. (b)                                                7,818,853
          162,100      PACCAR, Inc.                                                               7,477,673
          148,500      PartnerRe, Ltd.                                                            7,695,270
          324,500      Patterson-UTI Energy, Inc. (b)                                             9,790,165
          373,800      PeopleSoft, Inc. (b)                                                       6,840,540
          266,900      Pepsi Bottling Group, Inc.                                                 6,859,330
          311,000      RenaissanceRe Holdings, Ltd.                                              12,315,600
          234,000      Shire Pharmaceuticals Group, Plc. (ADR)                                    4,420,260
          549,000      Staples, Inc. (b)                                                         10,046,700
          150,600      TCF Financial Corp.                                                        6,579,714
          195,000      Teva Pharmaceutical Industries, Ltd. (ADR)                                 7,528,950
          946,800      The Gap, Inc.                                                             14,694,336
          216,300      The Stanley Works                                                          7,479,654
          272,300      Triad Hospitals, Inc. (b)                                                  8,122,709
          311,500      Univision Communications, Inc. (b)                                         7,631,750
          494,200      USA Interactive (b)                                                       11,327,064
          416,800      VERITAS Software Corp. (b)                                                 6,510,416
           91,700      Wellpoint Health Networks, Inc. (b)                                        6,525,372
          457,100      XTO Energy, Inc.                                                          11,290,370
          265,400      Yahoo! Inc. (b)                                                            4,339,290
          327,700      Zimmer Holdings, Inc. (b)                                                 13,606,104

                       Total Common Stocks
                       (Identified cost $690,866,744)                                           666,973,063




     $ 10,699,000      American Express Credit Corp. 1.180%, 1/02/03                             10,698,649
     $    100,000      American Express Credit Corp. 1.270%, 1/13/03                                 99,958
     $    571,000      Morgan Stanley Dean Witter & Co. 1.400%, 1/02/03                             570,978
     $  6,471,000      Morgan Stanley Dean Witter & Co. 1.450%, 1/07/03                           6,469,436
     $  8,736,000      Pitney Bowes, Inc. 1.300%, 01/06/03                                        8,734,423
          175,614      SSGA Money Market Fund                                                       175,614

                       Total Short Term Investments                                              26,749,058
                       (Identified Cost $26,749,058)



                       Total Investments                                                 $      693,722,121
                       (Identified Cost $717,615,802)

                  (b)  non-income producing

Metropolitan Series Fund
COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002 (UNAUDITED)

                                                                                General American        Metropolitan Series Fund
                                                                                 Capital Company         State Street Research
                                                                                 Mid-Cap Equity            Aggressive Growth
                                                                                      Fund                     Portfolio
                                                                              ------------------        ------------------------
Assets
Investments at value *                                                        $        4,677,982        $            689,044,139
Cash                                                                                         332                             154
Receivable for:
        Fund shares sold                                                                   3,777                          60,417
        Open forward currency contracts - net                                                  0                               0
        Futures variation margin                                                               0                               0
        Dividends and interest                                                             1,661                         224,099
        Foreign taxes                                                                          0                               0
        Collateral for securities loaned                                                       0                               0
Prepaid expense                                                                                0                      42,386,247
                                                                              ------------------        ------------------------
            Total assets                                                               4,683,752                     731,715,056
                                                                              ------------------        ------------------------
Liabilities
   Payable for:
        Securities purchased                                                                   0                               0
        Fund shares redeemed                                                                   0                         156,958
        Open forward currency contracts - net                                                  0                               0
        Return of collateral for securities loaned                                             0                      42,386,247
        Foreign taxes                                                                          0                               0
Accrued expenses:
        Management fees                                                                    2,213                         442,492
        Administration fee                                                                   403                               0
        Service and distribution fees                                                          0                             164
        Directors fees                                                                         0                           1,331
        Other expenses                                                                         0                          41,617
                                                                              ------------------        ------------------------
           Total liabilities                                                               2,616                      43,028,809
                                                                              ------------------        ------------------------
Net Assets                                                                    $        4,681,136        $            688,686,247
                                                                              ==================        ========================

--------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
        Capital paid in                                                       $        9,190,837        $          1,299,998,787
        Undistributed net investment income                                                    0                               0
        Accumulated net realized gains (losses)                                       (4,306,313)                   (587,622,247)
        Unrealized appreciation (depreciation) on investments and
          futures contracts                                                             (203,388)                    (23,690,293)
                                                                              ------------------        ------------------------
            Total                                                             $        4,681,136        $            688,686,247
                                                                              ==================        ========================

Net Assets - Class A                                                          $        4,681,136        $            687,324,894
                                                                              ==================        =-======================

Net Assets - Class E                                                          $              n/a        $              1,361,353
                                                                              ==================        ========================

Capital shares outstanding - Class A                                                     396,161                      53,900,291
                                                                              ==================        ========================

Capital shares outstanding - Class E                                                         n/a                         106,868
                                                                              ==================        ========================

Net Asset Value and Offering Price Per Share - Class A                        $            11.82        $                  12.75
                                                                              ==================        ========================

Net Asset Value and Offering Price Per Share - Class E                        $              n/a                           12.74
                                                                              ==================        ========================

--------------------------------------------------------------------------------------------------------------------------------

   *    Identified cost of investments                                        $        4,881,370        $            712,734,432

                                                                                      Adjustments
                                                                                    (References are
                                                                                      to Pro Forma                     Pro Forma
                                                                                       Footnotes)                      Combined
                                                                                  -------------------             ----------------
Assets
Investments at value *                                                            $                 0             $    693,722,121
Cash                                                                                                0                          486
Receivable for:
        Fund shares sold                                                                            0                       64,194
        Open forward currency contracts - net                                                       0                            0
        Futures variation margin                                                                    0                            0
        Dividends and interest                                                                      0                      225,760
        Foreign taxes                                                                               0                            0
        Collateral for securities loaned                                                            0                            0
Prepaid expense                                                                                     0                   42,386,247
                                                                                  -------------------             ----------------
            Total assets                                                                            0                  736,398,808
                                                                                  -------------------             ----------------
Liabilities
   Payable for:
        Securities purchased                                                                        0                            0
        Fund shares redeemed                                                                        0                      156,958
        Open forward currency contracts - net                                                       0                            0
        Return of collateral for securities loaned                                                  0                   42,386,247
        Foreign taxes                                                                               0                            0
Accrued expenses:
        Management fees                                                                             0                      444,705
        Administration fee                                                                          0                          403
        Service and distribution fees                                                               0                          164
        Directors fees                                                                              0                        1,331
        Other expenses                                                                              0                       41,617
                                                                                  -------------------             ----------------
           Total liabilities                                                                        0                   43,031,425
                                                                                  -------------------             ----------------
Net Assets                                                                        $                 0             $    693,367,383
                                                                                  ===================             ================

----------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
        Capital paid in                                                           $                 0                1,309,189,624
        Undistributed net investment income                                                         0                            0
        Accumulated net realized gains (losses)                                                     0                 -591,928,560
        Unrealized appreciation (depreciation) on investments and
          futures contracts                                                                         0                  -23,893,681
                                                                                  -------------------             ----------------
           Total                                                                  $                 0             $    693,367,383
                                                                                  ===================             ================

                                                                                  -------------------
Net Assets - Class A                                                              $                --             $    692,006,030
                                                                                  ===================             ================

                                                                                  -------------------
Net Assets - Class E                                                              $                --             $      1,361,353
                                                                                  ===================             ================

Capital shares outstanding - Class A                                                          (29,064)(a)               54,267,388
                                                                                  ===================             ================

Capital shares outstanding - Class E                                                               --                      106,868
                                                                                  ===================             ================

Net Asset Value and Offering Price Per Share - Class A                                             --             $          12.75
                                                                                  ===================             ================

Net Asset Value and Offering Price Per Share - Class E                                             --             $          12.74
                                                                                  ===================             ================

----------------------------------------------------------------------------------------------------------------------------------

   *    Identified cost of investments                                            $                --                  717,615,802


                        See notes to financial statements

Metropolitan Series Fund
COMBINED PRO FORMA STATEMENT OF OPERATIONS
For the period ended December 31, 2002 (UNAUDITED)

                                                                            Metropolitan
                                                    General American     Series Fund State       Adjustments
                                                    Capital Company       Street Research      (References are
                                                     Mid-Cap Equity      Aggressive Growth       to Pro Forma           Pro Forma
                                                          Fund                Portfolio           Footnotes)             Combined
                                                  --------------------  --------------------  ------------------    ----------------
Investment Income
  Dividend Income (1)                              $           11,913             1,898,422                   0           1,910,335
  Interest income (2)                                           4,004             3,066,067                   0           3,070,071
                                                  --------------------  --------------------  ------------------    ----------------
                                                               15,917             4,964,489                   0           4,980,406
Expenses

  Management fees                                              28,463             6,146,514               9,315 (b)       6,184,292
  Service and distribution fees                                     0                   802                   0                 802
  Administartive fee                                            5,175                     0              (5,175)(c)               0
  Directors fees and expenses                                       0                12,639                   0              12,639
  Custodian                                                         0               189,223                 388 (e)         189,611
  Audit and tax services                                            0                18,325                   0              18,325
  Legal                                                             0                22,575                   0              22,575
  Printing                                                          0               233,946                 354 (e)         234,300
  Insurance                                                         0                13,199                   0              13,199
  Miscellaneous expenses                                            0                17,717                   0              17,717
                                                  --------------------  --------------------  ------------------    ----------------
    Total Expenses                                             33,638             6,654,940               4,882           6,693,460
                                                                                              ------------------
  Expense Reductions                                               --              (131,530)                 --            (131,530)
                                                  --------------------  --------------------  ------------------    ----------------
  Net investment income                                       (17,721)           (1,558,921)             (4,882)         (1,581,524)
                                                  --------------------  --------------------  ------------------    ----------------

Realized and Unrealized Gain (Loss) on
 Investments

  Net realized gain (loss) on investments                  (1,113,177)         (205,748,625)                  0        (206,861,802)
  Net realized gain (loss) on foreign currency
    transactions                                                    0                     0                   0                   0
  Net realized gain (loss) on futures
    transactions                                                    0                     0                   0                   0
                                                  --------------------  --------------------  ------------------    ----------------
    Net realized gain (loss) on investments,
      foreign currency, and futures transactions           (1,113,177)         (205,748,625)                  0        (206,861,802)

  Net unrealized appreciation (depreciation)
    on investments                                           (600,465)          (91,494,665)                  0         (92,095,130)
  Net unrealized appreciation (depreciation)
    on foreign currency transactions                                0                     0                   0                   0
  Net unrealized appreciation (depreciation)
    on futures transactions                                         0                     0                   0                   0
                                                  --------------------  --------------------  ------------------    ----------------
  Net unrealized gain (loss) on investments,
    foreign currency, and futures transactions               (600,465)          (91,494,665)                  0         (92,095,130)
                                                  --------------------  --------------------  ------------------    ----------------

  Net gain (loss)                                          (1,713,642)         (297,243,290)                           (298,956,932)

Net increase (decrease) in Net Assets from
 Operations                                        $       (1,731,363)   $     (298,802,211)   $         (4,882)     $ (300,538,456)
                                                  ====================  ====================  ==================    ================

------------------------------------------------------------------------------------------------------------------------------------
   1    Net of foreign taxes of                    $               36    $           22,603    $              0      $       22,639

   2    Income on securities loaned                $                0               147,360                   0             147,360


                       See notes to financial statements

Notes to Pro Forma Combining Financial Statements (Unaudited)
    December 31, 2002

INTRODUCTORY PARAGRAPH

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's Mid-Cap Equity Fund in exchange for shares of Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio, and the results of operations of Metropolitan Series Fund's Metlife Aggressive Growth Portfolio for pre-combination periods will not be restated. The pro forma combined financial statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan or Reorganization.

The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the General American Capital Company's S&P 500 Fund and Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the General American Capital Company's Mid-Cap Equity Fund and Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note a
Reflects change in shares outstanding due to the issuance of Class A shares of Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio in exchange for Class A Shares of General American Capital Company's Mid-Cap Equity Fund based upon the net asset value of the Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio Class A shares at December 31, 2002.

Note b
Reflects the Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio's investment advisory fee rate of 0.73%.

Note c
Reflects reclassification of certain balances to conform to the Metropolitan

Series Fund's State Street Research Aggressive Growth Portfolio's expense structure.

Note d
No realignment of the portfolio is expected in connection with the Merger.

Note e
Reflects adjustment for estimated costs arising from the Merger

--------------------------------------------------------------------------------------------------------
                Metropolitan Series Fund State Street Research Aurora Portfolio Combined
                                            December 31, 2002

 Shares           Asset Name                                                             Market Value
--------------------------------------------------------------------------------------------------------
           38,400 A.H. Belo Corp.                                                              818,688
          443,500 AAR Corp.                                                              $   2,284,025
          113,900 Actel Corp. (b)                                                            1,847,458
           85,000 AGCO Corp. (b)                                                             1,878,500
          824,110 Agrium, Inc. (ADR)                                                         9,320,684
          114,100 Alaska Air Group, Inc. (b)                                                 2,470,265
          154,000 Alaska Steel Holding Corp. (b)                                             1,232,000
          291,900 Allegheny Technologies, Inc.                                               1,818,537
          271,400 American Axle & Manufacturing Holdings, Inc.                               6,356,188
           63,200 American Capital Strategies, Ltd.                                          1,364,488
            7,000 American Pacific Corp.                                                        69,230
          104,600 American Tower Corp.                                                         369,238
          165,200 Anaren Microwave, Inc. (b)                                                 1,453,760
           45,500 Anixter International, Inc. (b)                                            1,057,875
          303,800 Aradigm Corp. (b)                                                            492,156
          284,800 Argosy Gaming Corp. (b)                                                    5,391,264
           49,300 Arthrocare Corp. (b)                                                         485,605
            4,400 Astoria Financial Corp.                                                      119,460
          137,500 Asyst Technologies, Inc. (b)                                               1,010,625
          243,100 ATMI, Inc. (b)                                                             4,502,212
           14,000 Atrix Laboratories, Inc. (b)                                                 214,746
          245,900 August Technology Corp. (b)                                                1,244,254
           96,000 AVX Corp.                                                                    940,800
          149,500 Aware, Inc. (b)                                                              325,910
          126,900 Bally Total Fitness Holding Corp. (b)                                        899,721
          213,400 BEI Technologies, Inc.                                                     2,387,946
          124,500 Benchmark Electronics, Inc. (b)                                            3,568,170
           42,865 Borg Warner Automotive, Inc. (b)                                           2,161,253
           39,000 Bowne & Co., Inc. (b)                                                        466,050
          369,500 Brooks-PRI Automation, Inc.                                                4,234,470
            7,400 Brookstone, Inc.                                                             107,004
           91,900 Bunge, Ltd.                                                                2,211,114
           17,000 Cabot Microelectronics Corp. (b)                                             802,400
          196,600 Cabot Oil & Gas Corp. (b)                                                  4,871,748
           85,000 Callaway Golf Co.                                                          1,126,250
           26,800 Cambrex Corp. (b)                                                            809,628
          202,000 Canadian 88 Energy Corp. (ADR)                                               324,796
           88,300 Caraustar Industries, Inc.                                                   837,084
          253,000 Carreker Corp. (b)                                                         1,146,090
          351,300 ChipPAC, Inc. (b)                                                          1,247,115
          271,800 Ciber, Inc. (b)                                                            1,399,770
           34,100 Cleveland Cliffs, Inc.                                                       676,885
          196,900 Cognex Corp.                                                               3,628,867
          152,600 Coherent, Inc. (b)                                                         3,044,370
          146,000 Commscope, Inc. (b)                                                        1,153,400
           43,900 Community Health Systems, Inc. (b)                                           903,901
          119,900 Cooper Tire & Rubber Co. (b)                                               1,839,266
           82,300 Coorstek, Inc. (b)                                                         2,102,765

--------------------------------------------------------------------------------------------------------
                Metropolitan Series Fund State Street Research Aurora Portfolio Combined
                                            December 31, 2002

 Shares           Asset Name                                                             Market Value
--------------------------------------------------------------------------------------------------------
          140,200 Core Laboratories N.V. (ADR)                                               1,591,270
           76,800 Corn Products International, Inc.                                          2,313,984
          136,300 Credence Systems Corp. (b)                                                 1,271,679
           59,700 Cummins Engine, Inc.                                                       1,679,361
          228,200 Cypress Semiconductor Corp. (b)                                            1,305,304
           74,600 Del Monte Foods Co. (b)                                                      574,420
            5,900 Denison International, Plc. (ADR)                                             94,400
           58,400 Dillard's, Inc. (Class A)                                                    926,224
           75,500 Dollar Thrifty Automotive Group, Inc.                                      1,596,825
           56,300 Duane Reade, Inc. (b)                                                        957,100
           98,100 Dycom Industries, Inc. (b)                                                 1,299,825
          314,400 Earthlink, Inc. (b)                                                        1,713,480
          578,200 EGL, Inc. (b)                                                              8,239,350
          205,600 Electronics for Imaging, Inc. (b)                                          3,343,261
          155,000 ElkCorp                                                                    2,681,500
           96,400 Entegris, Inc. (b)                                                           992,920
           82,300 Entravision Common Corp.                                                     821,354
           92,200 Esterline Technologies Corp. (b)                                           1,629,174
           65,200 Excel Technology, Inc. (b)                                                 1,166,428
          193,100 ExpressJet Holdings, Inc.                                                  1,979,275
           40,181 Fidelity National Financial, Inc.                                          1,319,142
          117,100 Flowserve Corp. (b)                                                        1,731,909
          230,700 Frontier Airlines, Inc. (b)                                                1,559,532
          159,700 GATX Corp.                                                                 3,644,354
          311,100 Global Industries, Inc. (b)                                                1,297,287
           52,000 GrafTech International, Ltd.                                                 309,920
          142,600 Granite Construction, Inc.                                                 2,210,300
          339,600 Graphic Packaging International Corp.                                      1,915,344
           86,300 Gray Television, Inc.                                                        841,425
           78,600 GSI Lumonics, Inc.                                                           473,958
           57,900 Hall Kinion & Associates, Inc. (b)                                           323,719
          253,400 Hanover Compressor Co. (b)                                                 2,326,212
           44,000 Harrah Entertainment, Inc. (b)                                             1,742,400
          217,100 Heidrick & Struggles International, Inc.                                   3,184,857
           86,600 Helix Technology Corp.                                                       969,920
           69,100 Heritage Property Investment Trust, Inc.                                   1,725,427
          334,500 Hollinger International, Inc.                                              3,398,520
          108,700 Hub International, Ltd.                                                    1,394,621
          129,900 Hutchinson Technology, Inc. (b)                                            2,688,930
           57,400 Hydril Co. (b)                                                             1,352,918
          203,900 IMC Global, Inc.                                                           2,175,613
          226,500 Inet Technologies, Inc.                                                    1,381,650
          308,500 Integrated Electrical Services, Inc. (b)                                   1,187,725
           28,800 International Game Technology, Inc. (b)                                    2,186,496
           70,100 Interstate Bakeries Corp.                                                  1,069,025
          103,400 Intier Automotive, Inc.                                                    1,137,400
          165,600 Iona Technologies, Plc.                                                      471,960
          142,957 iShares Russell 2000 Index Fund                                           10,837,570

--------------------------------------------------------------------------------------------------------
                Metropolitan Series Fund State Street Research Aurora Portfolio Combined
                                            December 31, 2002

 Shares           Asset Name                                                             Market Value
--------------------------------------------------------------------------------------------------------
          372,300 JLG Industries, Inc.                                                       2,803,419
           47,200 John H. Harland Co.                                                        1,044,536
          175,000 Journal Register Co. (b)                                                   3,111,500
          157,500 Joy Global, Inc.                                                           1,773,450
          202,900 Kadant, Inc.                                                               3,043,500
           42,000 Kellwood Co.                                                               1,092,000
          410,700 Kemet Corp. (b)                                                            3,589,518
          315,400 Ladish, Inc. (b)                                                           2,542,124
           78,800 Lear Corp. (b)                                                             2,622,464
          112,800 Lecroy Corp. (b)                                                           1,252,080
           47,200 Littelfuse, Inc.                                                             795,792
           66,900 Long's Drug Stores Corp.                                                   1,387,506
          161,700 Louisiana-Pacific Corp. (b)                                                1,303,302
          108,800 Mandalay Resort Group (b)                                                  3,330,368
          125,500 Martin Marietta Materials, Inc.                                            3,847,830
          205,100 Maverick Tube Corp. (b)                                                    2,672,453
          328,600 McData Corp.                                                               2,333,060
          879,100 Mesa Air Group, Inc. (b)                                                   3,577,937
          522,850 Methanex Corp. (b)                                                         4,381,483
           80,400 Metron Technology N.V.                                                       123,816
          153,800 Micros Systems, Inc. (b)                                                   3,448,196
          185,600 Midwest Express Holdings, Inc. (b)                                           992,960
           89,300 Minerals Technologies, Inc.                                                3,853,295
          155,200 MKS Instruments, Inc. (b)                                                  2,549,936
          366,800 Navistar International Corp. (b)                                           8,916,908
          107,000 NCO Group, Inc. (b)                                                        1,706,650
          324,500 Newpark Resources, Inc. (b)                                                1,411,575
          352,600 NMS Communications Corp. (b)                                                 676,992
           90,900 NN, Inc.                                                                     908,091
          158,500 NS Group, Inc. (b)                                                         1,033,420
           46,000 Nuevo Energy Co. (b)                                                         510,600
          115,800 NUI Corp.                                                                  1,998,708
          382,100 Numerical Technologies, Inc. (b)                                           1,322,066
          209,765 Ocean Energy, Inc. (b)                                                     4,189,007
           72,700 Odyssey Re Holdings Corp.                                                  1,286,790
           31,100 Oglebay Norton Co.                                                           206,815
          627,500 OMI Corp.                                                                  2,579,025
          268,900 Omnova Solutions, Inc.                                                     1,083,667
            6,850 Opticnet, Inc.                                                                   548
          159,300 Orbital Sciences Corp. (b)                                                   672,246
          187,400 Packaging Corp of America (b)                                              3,418,176
           42,000 Patterson-UTI Energy, Inc.                                                 1,267,140
          163,600 Peabody Energy Corp.                                                       4,782,028
           38,500 Penn Engineering & Manufacturing Corp.                                       410,025
           19,500 Penn Engineering Manufacturing Corp.                                         218,400
           49,400 Pentair, Inc.                                                              1,706,770
          265,000 Phelps Dodge Corp.                                                         8,387,250
          228,800 Plantronics, Inc. (b)                                                      3,461,744

--------------------------------------------------------------------------------------------------------
                Metropolitan Series Fund State Street Research Aurora Portfolio Combined
                                            December 31, 2002

 Shares           Asset Name                                                             Market Value
--------------------------------------------------------------------------------------------------------
           25,100 Platinum Underwriters Holdings, Ltd.                                         661,385
          131,800 PolyOne Corp.                                                                516,656
           48,900 Precision Castparts Corp.                                                  1,185,825
           51,400 ProQuest Co. (b)                                                           1,007,440
          146,100 Province Healthcare Co.                                                    1,421,553
          512,500 PTEK Holdings, Inc.                                                        2,255,000
          149,500 RailAmerica, Inc. (b)                                                      1,071,915
           23,400 Rayonier, Inc.                                                             1,058,850
          486,400 Reader's Digest Association, Inc.                                          7,344,640
           29,200 Regal Beloit Corp.                                                           604,440
           16,000 RLI Corp.                                                                    446,400
           34,900 Roper Industries, Inc.                                                     1,277,340
           90,700 RTI International Metals, Inc. (b)                                           916,070
           31,700 SanDisk Corp. (b)                                                            643,510
          104,770 Sangstat Medical Corp. (b)                                                 1,183,901
          179,300 Silicon Storage Technology, Inc. (b)                                         724,372
          274,900 Simpletech, Inc.                                                             830,198
          317,000 Six Flags, Inc. (b)                                                        1,810,070
          206,100 Skillsoft, Plc. (ADR) (b)                                                    566,775
           10,800 Spartech Corp.                                                               222,804
           38,400 Staten Island Bancorp, Inc. (b)                                              773,376
          141,000 Steelcase, Inc.                                                            1,545,360
          133,800 Steiner Leisure, Ltd.                                                      1,865,172
          156,100 Steinway Musical Instructions, Inc. (b)                                    2,539,747
           10,000 Stepan Co.                                                                   250,000
          145,300 Stewart & Stevenson Services, Inc.                                         2,054,542
          283,600 Stewart Enterprises, Inc. (b)                                              1,579,936
          410,800 Stillwater Mining Co. (b)                                                  2,197,780
           31,900 Stone Energy Corp. (b)                                                     1,064,184
           58,905 Sun Bancorp, Inc. (New Jersey) (b)                                           783,437
          427,300 Technitrol, Inc. (b)                                                       6,896,622
           67,900 Teekay Shipping Corp.                                                      2,763,530
          134,200 Teledyne Technologies, Inc. (b)                                            2,104,256
          217,700 Tetra Tech, Inc. (b)                                                       2,655,940
          124,300 Thomas & Betts Corp. (b)                                                   2,100,670
          216,200 Titan International, Inc.                                                    289,708
          290,300 Titanium Metals Corp. (b)                                                    554,473
          107,900 Tredegar Industries, Inc.                                                  1,618,500
          147,100 Trimble Navigation, Ltd. (b)                                               1,837,279
          205,700 Trinity Industries, Inc.                                                   3,900,072
          247,000 TriQuint Semiconductor, Inc. (b)                                           1,047,280
          100,400 Triumph Group, Inc. (b)                                                    3,206,776
           61,200 Tupperware Corp.                                                             922,896
           62,900 United Defense Industries, Inc.                                            1,465,570
          211,900 United States Steel Corp.                                                  2,780,128
           90,700 Valmont Industries, Inc.                                                   1,759,580
          375,800 Varian Semiconductor Equipment, Inc. (b)                                   8,929,384
          347,500 Veeco Instruments, Inc. (b)                                                4,017,100

--------------------------------------------------------------------------------------------------------
                Metropolitan Series Fund State Street Research Aurora Portfolio Combined
                                            December 31, 2002

 Shares           Asset Name                                                             Market Value
--------------------------------------------------------------------------------------------------------
           32,000 Viad Corp.                                                                   715,200
          136,900 Vintage Petroleum, Inc.                                                    1,444,295
          523,300 Wabtec Corp.                                                               7,347,132
           35,400 Wallace Computer Series, Inc.                                                761,454
          196,700 W-H Energy Services, Inc.                                                  2,869,853
           47,400 Whitehall Jewellers, Inc. (b)                                                450,300
          173,500 Wild Oats Markets, Inc. (b)                                                1,790,520
           40,700 York International Corp.                                                   1,040,699


                  Total Common Stocks                                                      394,533,672
                  (Identified cost $475,374,201)



       $2,315,000 American Express Credit Corp. 1.180%, 1/02/03                              2,314,924
         $341,000 Caterpillar Financial Services Corp.1.300%, 01/08/03                         340,914
         $300,000 Caterpillar Financial Services Corp. 1.330%, 01/17/03                        299,823
       $6,000,000 Gannett Co., Inc. 1.290%, 01/14/03                                         5,997,205
      $10,351,000 Morgan Stanley Dean Witter & Co. 1.370%, 01/03/03                         10,350,212
       $2,404,000 Morgan Stanley Dean Witter & Co. 1.360%, 01/08/03                          2,403,364
          503,680 SSGA Money Market Fund                                                       503,680


                  Total Short Term Investments                                              22,210,122
                  (Identified cost $22,210,122)



                  Total Investments                                                      $ 416,743,794
                  (Identified cost $497,584,323)

               (b)non-income producing

Metropolitan Series Fund
COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002 (UNAUDITED)

                                                                        General American      Metropolitan Series Fund
                                                                         Capital Company       State Street Research
                                                                        Small-Cap Equity               Aurora
                                                                              Fund                    Portfolio
                                                                       -----------------      ------------------------
Assets
Investments at value *                                                 $      40,691,591      $            376,870,891
Cash                                                                               7,516                       234,721
Receivable for:
        Fund shares sold                                                               0                     1,240,164
        Securities sold                                                           12,573                        24,197
        Futures variation margin                                                       0                             0
        Dividends and interest                                                    22,526                       162,407
        Foreign taxes                                                                  0                             0
        Collateral for securities loaned                                               0                    23,571,855
Prepaid expense                                                                        0                             0
                                                                       -----------------      ------------------------
            Total assets                                                      40,734,206                   402,104,235
                                                                       -----------------      ------------------------
Liabilities
   Payable for:
        Securities purchased                                                     250,320                     2,623,014
        Fund shares redeemed                                                      15,207                       315,883
        Open forward currency contracts - net                                          0                             0
        Return of collateral for securities loaned                                     0                    23,571,855
        Foreign taxes                                                                813                         8,554
Accrued expenses:
        Management fees                                                           26,896                       272,972
        Administrative fee                                                         1,793                             0
        Service and distribution fees                                                  0                         6,821
        Directors fees                                                                 0                         1,331
        Other expenses                                                                 0                        36,205
                                                                       -----------------      ------------------------
           Total liabilities                                                     295,029                    26,836,635
                                                                       -----------------      ------------------------
Net Assets                                                             $      40,439,177      $            375,267,600
                                                                       =================      ========================

----------------------------------------------------------------------------------------------------------------------
Net assets consist of:
        Capital paid in                                                $      40,798,485      $            459,503,745
        Undistributed net investment income                                        5,379                             0
        Accumulated net realized gains (losses)                                5,531,550                   (10,110,475)
        Unrealized appreciation (depreciation) on investments and
          futures contracts                                                   (5,896,237)                  (74,125,670)
                                                                       -----------------      ------------------------
           Total                                                       $      40,439,177      $            375,267,600
                                                                       =================      ========================


Net Assets - Class A                                                   $      40,439,177      $            319,202,007
                                                                       =================      ========================

Net Assets - Class B                                                                 n/a      $                 10,125
                                                                       =================      ========================

Net Assets - Class E                                                   $             n/a      $             56,055,468
                                                                       =================      ========================

Capital shares outstanding - Class A                                             986,145                    28,845,726
                                                                       =================      ========================
Capital shares outstanding - Class B                                                 n/a                           917
                                                                       =================      ========================
Capital shares outstanding - Class E                                                 n/a                     5,078,964
                                                                       =================      ========================

Net Asset Value and Offering Price Per Share - Class A                 $           41.01      $                  11.07
                                                                       =================      ========================
Net Asset Value and Offering Price Per Share - Class B                               n/a      $                  11.04
                                                                       =================      ========================
Net Asset Value and Offering Price Per Share - Class E                 $             n/a                         11.04
                                                                       =================      ========================

----------------------------------------------------------------------------------------------------------------------

   *    Identified cost of investments                                 $      46,587,821     $             450,996,502

                                                                              Adjustments
                                                                            (References are
                                                                              to Pro Forma            Pro Forma
                                                                                Footnotes)             Combined
                                                                             ----------------       --------------
Assets
Investments at value *                                                       $              0        $  417,562,482
Cash                                                                                        0               242,237
Receivable for:
        Fund shares sold                                                                    0             1,240,164
        Securities sold                                                                     0                36,770
        Futures variation margin                                                            0                     0
        Dividends and interest                                                              0               184,933
        Foreign taxes                                                                       0                     0
        Collateral for securities loaned                                                    0            23,571,855
Prepaid expense                                                                             0                     0
                                                                             ----------------        --------------
            Total assets                                                                    0           442,838,441
                                                                             ----------------        --------------
Liabilities
   Payable for:
        Securities purchased                                                                0             2,873,334
        Fund shares redeemed                                                                0               331,090
        Open forward currency contracts - net                                               0                     0
        Return of collateral for securities loaned                                          0            23,571,855
        Foreign taxes                                                                       0                 9,367
Accrued expenses:
        Management fees                                                                     0               299,868
        Administrative fee                                                                  0                 1,793
        Service and distribution fees                                                       0                 6,821
        Directors fees                                                                      0                 1,331
        Other expenses                                                                      0                36,205
                                                                             ----------------        --------------
           Total liabilities                                                                0            27,131,664
                                                                             ----------------        --------------
Net Assets                                                                   $              0        $  415,706,777
                                                                             ================        ==============

-------------------------------------------------------------------------------------------------------------------
Net assets consist of:
        Capital paid in                                                      $              0           500,302,230
        Undistributed net investment income                                                 0                 5,379
        Accumulated net realized gains (losses)                                             0            (4,578,925)
        Unrealized appreciation (depreciation) on investments and
          futures contracts                                                                 0           (80,021,907)
                                                                             ----------------        --------------
           Total                                                             $              0        $  415,706,777
                                                                             ================        ==============

                                                                             ----------------
Net Assets - Class A                                                         $              0        $  359,641,184
                                                                             ================        ==============
Net Assets - Class B                                                                        0                10,125
                                                                             ================        ==============
Net Assets - Class E                                                         $              0        $   56,055,468
                                                                             ================        ==============

Capital shares outstanding - Class A                                                2,668,273 (a)        32,500,144
                                                                             ================        ==============
Capital shares outstanding - Class B                                                                            917
                                                                             ================        ==============
Capital shares outstanding - Class E                                                       --             5,078,964
                                                                             ================        ==============

Net Asset Value and Offering Price Per Share - Class A                                     --        $        11.07
                                                                             ================        ==============
Net Asset Value and Offering Price Per Share - Class B                                               $        11.04
                                                                             ================        ==============
Net Asset Value and Offering Price Per Share - Class E                                     --        $        11.04
                                                                             ================        ==============

-------------------------------------------------------------------------------------------------------------------

   *    Identified cost of investments                                      $             --        $  497,584,323

                        See notes to financial statements

Metropolitan Series Fund
COMBINED PRO FORMA STATEMENT OF OPERATIONS
For the period ended December 31, 2002 (UNAUDITED)


                                                    General American        Metropolitan         Adjustments
                                                    Capital Company      Series Fund State     (References are
                                                    Small-Cap Equity      Street Research        to Pro Forma          Pro Forma
                                                          Fund            Aurora Portfolio        Footnotes)            Combined
                                                  --------------------  --------------------  ------------------    ----------------
Investment Income
  Dividend Income (1)                              $          252,327    $        1,732,874    $              0      $    1,985,201
  Interest income (2)                                          19,708               830,662                   0             850,370
                                                  --------------------  --------------------  ------------------    ----------------
                                                              272,035             2,563,536                   0           2,835,571
Expenses

  Management fees                                             387,758             3,248,261              51,701 (b)       3,687,720
  Service and distribution fees                                     0                45,494                   0              45,494
  Administartive fee                                           25,850                     0             (25,850)(c)               0
  Directors fees and expenses                                       0                12,639                   0              12,639
  Custodian                                                         0               141,268               3,878 (c)         145,146
  Audit and tax services                                            0                18,325                   0              18,325
  Legal                                                             0                11,327                   0              11,327
  Printing                                                          0               170,212               3,525 (c)         173,737
  Insurance                                                         0                 4,489                   0               4,489
  Miscellaneous expenses                                            0                 6,630                   0               6,630
                                                  --------------------  --------------------  ------------------    ----------------
    Total Expenses                                            413,608             3,658,645              33,253           4,105,506
                                                                                              ------------------    ----------------

                                                  --------------------  --------------------  ------------------    ----------------
  Net investment income(loss)                                (141,573)           (1,095,109)            (33,253)         (1,269,935)
                                                  --------------------  --------------------  ------------------    ----------------

Realized and Unrealized Gain (Loss) on
 Investments

  Net realized gain (loss) on investments                   8,375,759           (10,110,474)                  0          (1,734,715)
  Net realized gain (loss) on foreign currency
    transactions                                                    0                   (76)                  0                 (76)
  Net realized gain (loss) on futures
    transactions                                                    0                     0                   0                   0
                                                  --------------------  --------------------  ------------------    ----------------
    Net realized gain (loss) on investments,
    foreign currency, and futures transactions              8,375,759           (10,110,550)                  0          (1,734,791)

  Net unrealized appreciation (depreciation)
    on investments                                        (16,724,786)          (96,906,408)                  0        (113,631,194)
  Net unrealized appreciation (depreciation)
    on foreign currency transactions                               (7)                  (59)                  0                 (66)
  Net unrealized appreciation (depreciation)
    on futures transactions                                         0                     0                   0                   0
                                                  --------------------  --------------------  ------------------    ----------------
  Net unrealized gain (loss) on investments,
    foreign currency, and futures transactions            (16,724,793)          (96,906,467)                  0        (113,631,260)
                                                  --------------------  --------------------  ------------------    ----------------

  Net gain (loss)                                          (8,349,034)         (107,017,017)                           (115,366,051)

Net increase (decrease) in Net Assets from
 Operations                                        $       (8,490,607)   $     (108,112,126)   $        (33,253)     $ (116,635,986)
                                                  ====================  ====================  ==================    ================

------------------------------------------------------------------------------------------------------------------------------------

   1    Net of foreign taxes                       $                0    $           25,505    $              0      $       25,505

   2    Income on securities loaned                $                0    $           99,367    $              0      $       99,367

                       See notes to financial statements

Notes to Pro Forma Combining Financial Statements (Unaudited)
December 31, 2002

INTRODUCTORY PARAGRAPH

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's Small-Cap Equity Fund in exchange for shares of Metropolitan Series Fund's State Street Research Aurora Portfolio at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Metropolitan Series Fund's State Street Research Aurora Portfolio, and the results of operations of Metropolitan Series Fund's State Street Research Aurora Portfolio for pre-combination periods will not be restated. The pro forma combined financial statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan or Reorganization.

The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the General American Capital Company's S&P 500 Fund and Metropolitan Series Fund's State Street Research Aurora Portfolio, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the General American Capital Company's Small-Cap Equity Fund and Metropolitan Series Fund's State Street Research Aurora Portfolio, which are incorporated by reference in the Statement of Additional Information.


Note a
Reflects change in shares outstanding due to the issuance of Class A shares of Metropolitan Series Fund's State Street Research Aurora Portfolio in exchange for Class A Shares of General American Capital Company's Small-Cap Equity Fundbased upon the net asset value of the Metropolitan Series Fund's State Street Research Aurora Portfolio Class A shares at December 31, 2002.

Note b
Reflects the Metropolitan Series Fund's State Street Research Aurora Portfolio's investment advisory fee rate of 0.85%.

Note c
Reflects reclassification of certain balances to conform to the Metropolitan Series Fund's State Street Research Aurora Portfolio's expense structure.

Note d
No realignment of the portfolio is expected in connection with the Merger.

Note e
Reflects adjustment for estimated costs arising from the Merger

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
         15,897    3i Group, Plc.                                                                                 142,039
         20,172    ABB, Ltd.                                                                                       57,334
         34,507    ABN AMRO Holdings NV                                                                           564,146
            588    Acciona S.A.                                                                                    24,218
          4,916    Accor S.A.                                                                                     148,876
          4,900    Acea SpA                                                                                        21,698
            980    Acerinox S.A.                                                                                   35,982
          2,705    Acesa Infraestructuras S.A.                                                                     30,656
          2,705    Acesa Infrastructuras, S.A.                                                                      1,561
          1,600    Acom Co., Ltd.                                                                                  52,582
            600    ACS, Actividades de Construccion & Servicios, S.A.                                              19,297
          3,247    Adecco S.A.                                                                                    127,279
          1,000    Aderans Co.                                                                                     22,331
          1,018    Adidas-Salomon AG                                                                               87,915
          1,600    Advantest Corp.                                                                                 71,728
         26,666    Aegis Group, Plc.                                                                               33,592
         31,690    Aegon NV                                                                                       407,690
            500    Aeon Credit Service                                                                             18,160
          2,312    Agfa Gevaert NV                                                                                 51,554
         15,532    Aggreko, Plc.                                                                                   36,882
            850    Aiful Corp.                                                                                     31,946
          2,635    Air Liquide S.A.                                                                               347,563
         13,000    Ajinomoto Co., Inc.                                                                            135,730
          7,427    Akzo Nobel NV                                                                                  235,596
         29,155    Alcatel S.A.                                                                                   127,881
         88,001    Alitalia SpA                                                                                    22,347
          9,000    All Nippon Airways                                                                              16,609
          9,600    Alleanza Assicurazioni                                                                          72,732
          4,608    Allianz AG                                                                                     438,327
         22,655    Allied Irish Banks, Plc.                                                                       305,719
          3,218    Allied Irish Banks, Plc.                                                                        44,168
          2,800    Alpha Bank A.E.                                                                                 33,848
          4,000    Alps Electric Co.                                                                               44,156
          6,430    Alstom                                                                                          32,049
          7,577    Altadis S.A.                                                                                   172,852
          1,450    Altana AG                                                                                       66,187
          5,125    Altran Technologies S.A.                                                                        24,577
            700    Aluminum of Greece S.A.I.C.                                                                     12,943
          4,000    Amada Co.                                                                                       10,921
          3,642    Amadeus Global Travel                                                                           15,019
          2,000    Amano Corp.                                                                                     12,219
         19,439    Amcor, Ltd.                                                                                     92,932
          6,146    AMEC, Plc.                                                                                      14,174
            600    Amer Group, Ltd.                                                                                21,973
         21,117    AMP Diversified Property Trust                                                                  31,035
         28,971    AMP, Ltd.                                                                                      182,386
         16,456    Amvescap, Plc.                                                                                 105,441
          7,107    Ansell, Ltd.                                                                                    30,015
          1,000    Aoyama Trading Co.                                                                              14,073
          8,118    Arcelor NPV                                                                                     99,838
          5,785    Aristocrat Leisure Ltd.                                                                         15,245

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
         19,983    ARM Holdings, Plc. (b)                                                                          15,442
          4,300    Arnoldo Mondadori Editore SpA                                                                   26,622
          8,000    Asahi Breweries                                                                                 52,448
         30,000    Asahi Chemical Industry Co.                                                                     74,324
         19,000    Asahi Glass Co.                                                                                116,398
         17,000    Ashikaga Bank (b)                                                                               19,626
         13,000    ASM Pacific Technology, Ltd.                                                                    25,672
         11,439    ASML Holding NV (b)                                                                             95,548
          6,400    Assa Abloy AB                                                                                   73,083
         25,440    Assicuraziono Generali SpA                                                                     523,227
          6,722    Associated British Ports Holdings, Plc.                                                         43,233
          1,866    AstraZeneca, Plc.                                                                               65,531
         42,788    AstraZeneca, Plc.                                                                            1,529,233
          2,600    Atlas Copco AB (Series A)                                                                       50,727
          1,200    Atlas Copco AB (Series B)                                                                       21,278
          1,140    Atos Origin                                                                                     27,753
          9,432    Auckland International Airport, Ltd.                                                            27,381
         38,273    Australia & New Zealand Bank Group                                                             373,918
          8,189    Australia Gas & Light Co., Ltd.                                                                 48,602
          3,471    Australian Stock Exchange, Ltd.                                                                 22,301
            700    Autobacs Seven Co.                                                                              14,304
          2,400    Autogrill SpA                                                                                   18,687
          1,664    Autoroutes du Sud de la France                                                                  40,213
         21,576    Autostrade SpA                                                                                 214,633
         16,962    Aventis S.A.                                                                                   921,985
          3,870    AWG Plc.                                                                                        27,008
         34,342    AXA                                                                                            460,906
         27,606    BAA, Plc.                                                                                      223,992
         76,029    BAE Systems, Inc.                                                                              151,774
          8,399    Balfour Beatty                                                                                  19,539
         90,147    Banca Intesa SpA                                                                               190,136
          9,700    Banca Popolare di Milano SpA                                                                    35,320
         75,597    Banco Bilbao Vizcaya Argentaria, S.A.                                                          723,463
        106,573    Banco Central HispanAmericano S.A.                                                             731,378
         39,498    Banco Comercial Portugues S.A.                                                                  94,499
          1,813    Banco Espirito Santo S.A.                                                                       23,781
            400    Bang & Olufsen A/S                                                                               8,081
         33,400    Bank of East Asia, Ltd.                                                                         57,177
         11,000    Bank of Fukuoka                                                                                 44,122
         25,568    Bank of Ireland                                                                                261,588
          5,600    Bank of Piraeus                                                                                 35,493
         19,000    Bank of Yokohama                                                                                75,091
          2,000    Banyu Pharm                                                                                     18,775
        167,047    Barclays, Plc.                                                                               1,035,376
            375    Barco NV                                                                                        19,655
          4,584    Barratt Developments, Plc.                                                                      28,855
         13,896    BASF AG                                                                                        526,106
         22,670    Bass, Plc.                                                                                     183,212
         17,500    Bayer AG                                                                                       375,533
          8,550    Bayerishe Hypo-und Vereinsbank AG                                                              136,553
          9,370    BBA Group                                                                                       27,869

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
            862    BCA di Roma                                                                                      1,102
          5,600    BCA Fideuram SpA                                                                                26,326
         32,800    BCA Naz del Lavoro                                                                              36,312
            800    Beiersdorf AG                                                                                   89,068
            310    Bekaert S.A.                                                                                    14,037
          1,900    Benesse Corp.                                                                                   21,294
          2,000    Benetton Group SpA                                                                              17,839
          1,300    Bergesen D.Y. ASA                                                                               24,770
          2,000    Berkeley Group, Plc.                                                                            19,190
         88,018    BG Group, Plc.                                                                                 379,757
         94,875    BHP Billiton, Ltd.                                                                             542,254
         16,775    BHP Steel, Ltd.                                                                                 30,511
              1    Bilfinger & Berger Bau AG                                                                           15
         58,934    Billiton, Plc.                                                                                 314,757
          2,500    Bipop Carire                                                                                     1,167
         19,749    BNP Paribas S.A.                                                                               804,692
         12,934    BOC Group, Plc.                                                                                184,903
         55,000    BOC Hong Kong Holdings, Ltd.                                                                    56,422
            100    Boehler-Uddeholm AG                                                                              4,631
         22,688    Boots Co., Plc.                                                                                214,038
          9,368    Boral, Ltd.                                                                                     22,947
          4,482    Bouygues S.A. (b)                                                                              125,198
        561,051    BP Amoco, Plc.                                                                               3,856,816
         10,058    BPB, Plc.                                                                                       39,833
         10,399    BPI-SGPS, S.A.                                                                                  23,788
         22,958    Brambles Industries, Ltd.                                                                       60,760
         15,171    Brambles Industries, Plc.                                                                       37,124
         15,000    Bridgestone Corp.                                                                              185,809
          5,538    Brisa-Auto Estradas de Portugal S.A.                                                            30,683
         15,523    British Airways, Plc.                                                                           33,737
         41,476    British America Tobacco, Plc.                                                                  414,321
         10,666    British Land Co.                                                                                77,614
         30,469    British Sky Broadcasting Group, Plc.                                                           313,442
          4,087    BRL Hardy, Ltd.                                                                                 16,225
        215,847    BT Group, Plc.                                                                                 677,609
            660    Buderus AG                                                                                      15,237
          2,074    Buhrmann NV                                                                                      9,054
          4,600    Bulgari SpA                                                                                     21,818
         10,989    Bunzl, Plc.                                                                                     67,226
          1,259    Business Objects S.A.                                                                           18,535
         55,459    Cable & Wireless, Plc.                                                                          39,955
         53,067    Cadbury Schweppes, Plc.                                                                        330,624
          9,423    Canary Wharf Group, Plc.                                                                        35,726
         21,000    Canon, Inc.                                                                                    791,016
          2,358    Cap Gemini S.A.                                                                                 53,891
          1,000    Capcom Co., Ltd.                                                                                15,059
         19,285    Capita Group, Plc.                                                                              76,841
         22,000    Capitaland, Ltd.                                                                                14,079
         28,691    Capitalia SpA                                                                                   36,670
         24,859    Caradon, Plc.                                                                                   43,902
            400    Carlsberg A/S (Class B)                                                                         17,603

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
         13,646    Carlton Communications Plc.                                                                     29,493
         13,256    Carrefour S.A.                                                                                 590,205
         33,200    Carter Holt Harvey                                                                              30,389
            730    Casino Guichard-Perrachon S.A.                                                                  54,196
          5,000    Casio Computer Co.                                                                              27,850
         21,000    Cathay Pacific Air                                                                              28,679
          6,446    Celltech Group                                                                                  35,802
             24    Central Japan Railway                                                                          149,456
        105,372    Centrica, Plc.                                                                                 290,081
         45,753    CFS Gandel Retail Trust                                                                         35,296
         56,522    CGNU, Plc.                                                                                     403,106
         55,000    Chartered Semiconductor Manufacturing, Ltd.                                                     22,513
         37,000    Cheung Kong Holdings, Ltd.                                                                     240,787
         12,000    Cheung Kong Infrastructure Holdings, Ltd.                                                       20,543
         13,000    Chiba Bank                                                                                      41,409
         18,121    Chubb, Plc.                                                                                     25,599
         16,600    Chubu Electric Power                                                                           296,553
          5,000    Chugai Pharmaceutical Co.                                                                       47,611
          1,560    Ciba Specialty Chemicals AG                                                                    108,762
            961    Cimpor-Cimento de Portugal S.A.                                                                 16,135
          6,000    Citizen Watch Co.                                                                               26,746
         12,000    City Developments, Ltd.                                                                         28,780
          2,840    Clariant AG                                                                                     45,393
          3,567    Close Brothers Group, Plc.                                                                      31,928
         44,600    CLP Holdings, Ltd.                                                                             179,581
          1,421    Club Mediterranee S.A.                                                                          34,147
          2,000    Coca Cola West Japan Co., Ltd.                                                                  29,915
          8,515    Coca-Cola Amatil, Ltd.                                                                          25,268
          1,600    Coca-Cola Hellenic Bottling Co. S.A                                                             22,196
          1,086    Cochlear, Ltd.                                                                                  23,837
         24,374    Coles Myer, Ltd.                                                                                86,467
            300    Coloplast A/S                                                                                   21,827
            441    Colruyt NV                                                                                      24,295
          1,700    Commercial Bank of Greece                                                                       25,795
         31,691    Commonwealth Bank of Australia                                                                 481,820
         21,262    Commonwealth Property Office Fund                                                               14,008
          7,917    Compagnie de Saint-Gobain S.A.                                                                 232,282
            534    Compagnie Maritime Belge S.A.                                                                   28,746
         56,995    Compass Group, Plc.                                                                            302,795
         17,158    Computershare, Ltd.                                                                             17,874
         11,800    Contact Energy, Ltd.                                                                            24,503
          2,850    Continental AG                                                                                  44,560
          3,791    Corp. Mapfre S.A.                                                                               30,750
         70,582    Corus Group, Plc.                                                                               30,964
          1,950    Creative Technology, Ltd.                                                                       13,828
          3,000    Credit Saison Co.                                                                               51,192
         29,353    Credit Suisse Group                                                                            636,865
         13,386    CRH, Plc.                                                                                      165,047
          1,300    CSK Corp.                                                                                       27,277
          2,959    CSL, Ltd.                                                                                       35,990
         22,128    CSR, Ltd.                                                                                       78,749

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
          3,000    Cycle & Carriage, Ltd.                                                                           5,881
          6,000    Daicel Chemical Industries                                                                      16,938
          4,000    Daiei, Inc. (b)                                                                                  4,348
          2,000    Daifuku Co.                                                                                      6,000
          6,000    Daiichi Pharmacy Co.                                                                            86,105
          4,000    Daikin Industries                                                                               63,369
          6,272    Daily Mail & General Trust                                                                      58,716
          4,000    Daimaru, Inc.                                                                                   11,932
         21,361    DaimlerChrysler AG                                                                             657,880
          9,000    Dainippon Ink & Chemicals, Inc.                                                                 14,410
         16,000    Dai-Nippon Printng Co.                                                                         177,029
          2,000    Daito Trust                                                                                     44,240
          7,000    Daiwa Bank Holdings, Inc.                                                                        3,834
         10,000    Daiwa House Industries                                                                          56,291
         27,000    Daiwa Securities Group, Inc.                                                                   119,904
              6    Dampskibsselskabe Svendborg A/S                                                                 61,032
              8    Dampskibsselskabet Torm A/S                                                                     56,172
          1,400    Danisco A/S                                                                                     47,568
         13,700    Danske Bank A/S                                                                                226,452
            983    Dassault Systemes S.A.                                                                          21,187
         50,381    David Jones, Ltd.                                                                               30,639
         25,978    DBS Group Holdings, Inc.                                                                       164,748
          8,951    De La Rue, Plc.                                                                                 41,934
          1,347    Delhaize Group                                                                                  25,047
         12,600    Den Norske Bank ASA                                                                             59,292
          8,000    Denki Kagaku Kogyo                                                                              17,460
         12,300    Denso Corp.                                                                                    201,804
         13,923    Deutsche Bank AG                                                                               641,378
          3,953    Deutsche Boerse AG                                                                              90,318
         35,585    Deutsche Office Trust                                                                           23,845
          9,206    Deutsche Post AG                                                                                96,603
         49,579    Deutsche Telekom AG                                                                            637,310
         15,554    Dexia                                                                                          193,083
         82,138    Diageo, Plc.                                                                                   892,579
         54,716    Dixons Group, Plc.                                                                             127,726
            600    Douglas Holdings AG                                                                             10,596
          5,000    Dowa Mining Co.                                                                                 21,067
          1,900    Drott AB                                                                                        21,152
          1,200    e.Biscom                                                                                        34,377
             81    East Japan Railway, Ltd.                                                                       402,031
          4,000    Ebara Corp.                                                                                     12,370
          3,100    EFG Eurobank Ergasias                                                                           36,433
          6,600    Eisai Co.                                                                                      148,217
            426    Elan Corp.                                                                                         965
            770    Electrabel S.A.                                                                                187,050
         42,160    Electricidade de Portugal S.A.                                                                  70,342
         13,071    Electrocomponents, Plc.                                                                         60,393
          7,700    Electrolux AB                                                                                  121,509
         19,418    EMI Group, Plc.                                                                                 43,453
         22,799    Endesa S.A.                                                                                    266,752
         51,915    Enel SpA                                                                                       270,204

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
         70,754    Eni SpA                                                                                      1,124,814
          3,600    Eniro AB                                                                                        22,724
         14,723    EON AG                                                                                         594,032
          1,360    Epcos AG                                                                                        14,085
            469    Erste Bank der oesterreichischen Sparkassen AG                                                  31,571
         16,000    Esprit Holdings                                                                                 26,877
          2,062    Essilor International S.A.                                                                      84,927
            272    European Aeronautic Defense &                                                                    2,811
          5,827    European Aeronautic Defense & Space Co.                                                         60,228
          6,596    Exel, Plc.                                                                                      73,058
          1,000    Familymart Co.                                                                                  19,592
          2,800    Fanuc, Ltd.                                                                                    123,873
          1,000    Fast Retailing Co., Ltd.                                                                        35,224
          1,400    FIAT SpA - RNC                                                                                   6,141
          2,170    FIAT SpA (b)                                                                                    13,009
          6,120    FIAT SpA                                                                                        49,770
         27,800    FinecoGroup SpA                                                                                 12,981
              1    Finnlines Oyj                                                                                       22
          9,761    FirstGroup, Plc.                                                                                37,007
         28,437    FKI, Plc.                                                                                       40,287
          8,500    Fletcher Building, Ltd.                                                                         14,894
          3,600    Fletcher Challenge Forests, Ltd.                                                                 1,864
            700    FLS Industries (Series B)                                                                        5,588
            200    Flughafen Wien AG                                                                                6,716
            865    Fomento de Construcciones & Contratas S.A.                                                      19,424
         23,379    Fortis                                                                                         412,148
          2,079    Fortis (Pfd)                                                                                        22
              5    Fortis Belgium Bank                                                                                  0
          8,200    Fortum Oyj                                                                                      53,779
         55,068    Fosters Group, Ltd.                                                                            139,539
         10,560    France Telecom S.A.                                                                            184,832
          5,000    Fraser & Neave, Ltd.                                                                            22,485
            800    Fresenius Medical Care AG                                                                       33,126
          1,800    Fresenius Medical Care AG (PFD)                                                                 54,115
          1,200    Frontline, Ltd.                                                                                 10,479
         10,000    Fuji Electric Co.                                                                               17,443
          1,000    Fuji Machine Manufacturing                                                                       9,438
         11,000    Fuji Photo Film Co.                                                                            358,725
            400    Fuji Soft ABC, Inc.                                                                              6,320
              6    Fuji Television Network, Inc.                                                                   24,168
          5,000    Fujikura                                                                                        11,882
          5,000    Fujisawa Pharmaceutical Co.                                                                    114,393
         38,000    Fujitsu                                                                                        108,553
         10,000    Furukawa Electric Co., Ltd.                                                                     20,982
         37,484    Futuris Corp., Ltd.                                                                             27,650
          7,800    Gambro AB (Class A)                                                                             43,416
          4,300    Gambro AB (Class B)                                                                             23,885
          5,712    Gas Natural SDG S.A.                                                                           108,309
            550    GEHE AG                                                                                         21,412
         43,456    General Property Trust                                                                          72,676
            130    Georg Fischer AG                                                                                13,163

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
          7,689    George Wimpey, Plc.                                                                             32,927
         46,277    Getronics NV                                                                                    28,165
            175    Givaudan AG (b)                                                                                 78,470
          1,200    Gjensidige NOR ASA                                                                              39,320
         17,192    GKN, Plc.                                                                                       55,562
        151,290    GlaxoSmithKline, Plc.                                                                        2,903,255
          7,800    GN Store Nord A/S                                                                               22,811
         30,658    Goodman Fielder, Ltd.                                                                           30,729
          1,833    GPE Bruxelles Lam                                                                               75,033
         64,495    Granada Compass, Plc.                                                                           82,805
          6,804    Great Portland Estates Plc.                                                                     24,317
         25,927    Great University Stores, Plc.                                                                  240,839
          1,600    Group 4 Falck A/S                                                                               33,793
          3,186    Groupe Danone                                                                                  428,599
          2,966    Grupo Dragados, S.A.                                                                            50,420
          3,800    Grupo Editoriale L'Espresso SpA                                                                 12,401
          1,299    Grupo Ferrovial S.A.                                                                            32,919
          9,000    Gunma Bank                                                                                      39,134
          1,700    H Lundbeck A/S                                                                                  45,152
          2,211    Hagemeyer NV                                                                                    16,009
          7,010    Hammerson, Plc.                                                                                 53,380
         25,000    Hang Lung Properties, Ltd.                                                                      24,204
         18,900    Hang Seng Bank, Ltd.                                                                           201,158
          4,000    Hankyu Department Stores, Inc.                                                                  19,314
         15,142    Hanson, Plc.                                                                                    67,281
         10,826    Harvey Norman Holding NpV                                                                       16,033
          1,200    Haw Par Corp., Ltd.                                                                              2,255
         36,670    Hays, Plc.                                                                                      54,755
         94,586    HBOS, Plc.                                                                                     997,394
            782    Heidelberger Zement AG                                                                          29,131
          4,903    Heineken NV                                                                                    191,392
          2,800    Hellenic Petroleum S.A.                                                                         16,219
          7,200    Hellenic Telecommunications Organization S.A.                                                   79,179
         14,000    Henderson Land Development Co.                                                                  42,098
          1,200    Henkel KGAA (PFD)                                                                               76,245
         12,200    Hennes & Mauritz AB                                                                            235,226
         42,157    Hilton Group, Plc.                                                                             113,340
          8,000    Hino Motors, Ltd.                                                                               27,437
            700    Hirose Electric                                                                                 53,442
         71,000    Hitachi                                                                                        272,226
          1,000    Hitachi Software                                                                                22,752
         21,000    Hitachi Zosen Corp                                                                               4,424
              1    Hochtief AG                                                                                         13
          1,400    Hoganas AB                                                                                      26,511
         26,000    Hokuriku Bank (b)                                                                               35,055
            752    Holcim, Ltd. (Class B)                                                                         136,510
          1,100    Holmen AB                                                                                       26,701
         16,000    Honda Motor Co.                                                                                591,893
         96,046    Hong Kong & China Gas Co., Ltd.                                                                123,777
         33,000    Hong Kong Electric Co., Ltd                                                                    125,045
         22,000    Hong Kong Exchange                                                                              27,647

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
          2,000    House Food Corp.                                                                                18,893
          2,800    Hoya Corp.                                                                                     196,073
            600    HSBC Holdings, Plc.                                                                              6,559
        233,965    HSBC Holdings, Plc.                                                                          2,585,771
         53,000    Hutchison Whampoa, Ltd.                                                                        331,659
         47,000    Hysan Development Co.                                                                           34,655
         20,087    Iberdrola S.A.                                                                                 281,393
         17,900    Iberia Lineas Aereas de Espana S.A.                                                             26,297
            667    IHC Caland NV                                                                                   35,205
         14,082    Iluka Resources                                                                                 36,476
            185    Imerys S.A.                                                                                     23,373
          8,999    Imi                                                                                             38,030
         25,881    Imperial Chemical Industries, Plc.                                                              95,831
         18,366    Imperial Tobacco Group, Plc.                                                                   311,936
          5,157    Industria de Diseno Textil, S.A.                                                               121,812
          7,600    Infineon Technologies AG                                                                        55,745
         42,149    ING Bank NV                                                                                    713,852
          1,400    Instrumentarium Oyj (Class B)                                                                   56,089
          3,258    Interbrew                                                                                       76,922
         19,251    Intesa BCI SpA                                                                                  31,715
          5,000    Intracom S.A.                                                                                   22,456
         83,836    Invensys, Plc.                                                                                  71,196
          6,000    Irish Life & Permanent, Plc.                                                                    64,849
          4,000    Isetan Co.                                                                                      27,437
         62,923    iShares MSCI EAFE Index Fund                                                                 6,230,006
         85,000    iShares MSCI Japan Index Fund                                                                  595,000
          5,000    Ishihara Sangyo                                                                                  5,140
         28,000    Ishikawajima-Harima Heavy Industries Co.                                                        25,482
            900    ISS A/S (b)                                                                                     32,423
          2,401    Italcementi SpA                                                                                 24,187
          4,500    Italgas Societa Italiane                                                                        61,198
          1,000    Ito En                                                                                          33,875
         29,000    Itochu Corp. (b)                                                                                62,804
          1,000    Itochu Techno Scie                                                                              21,193
          9,000    Ito-Yokado Co.                                                                                 265,442
         40,082    J. Sainsbury, Plc.                                                                             179,872
          6,300    James Hardie Industries                                                                         24,230
         14,000    Japan Airlines System Corp.                                                                     29,848
             19    Japan Tobacco, Inc.                                                                            127,126
         10,400    JFE Holding, Inc.                                                                              126,286
          5,000    JGC Corp.                                                                                       27,977
         11,485    John Fairfax Holdings, Ltd                                                                      20,824
         35,500    Johnson Electric Holdings, Ltd.                                                                 39,149
          5,682    Johnson Matthey, Plc.                                                                           73,180
         14,000    Joyo Bank                                                                                       38,931
          4,000    JSR Corp.                                                                                       40,179
          5,000    Jusco Co.                                                                                      118,396
         17,000    Kajima Corp                                                                                     37,962
          3,000    Kaken Pharmaceutical Co., Ltd.                                                                  12,463
          5,000    Kamigumi Co., Ltd.                                                                              24,016
          6,000    Kanebo (b)                                                                                       5,713

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
          7,000    Kaneka Corp                                                                                     37,457
         17,000    Kansai Electric Power                                                                          256,855
         14,000    Kao Corp.                                                                                      307,323
            850    Karstadt Quelle AG                                                                              14,717
          1,000    Katokichi Co.                                                                                   15,000
         24,000    Kawasaki Heavy Industry (b)                                                                     19,011
         15,000    Kawasaki Kisen Kaisha, Ltd.                                                                     25,786
          2,196    KBC Bankverzekerin NpV                                                                          70,030
          9,000    Keihin Electric Express Railway                                                                 40,954
         11,000    Keio Electric Railway Co., Ltd.                                                                 58,305
          8,086    Kelda Group, Plc.                                                                               55,195
         16,000    Keppel Corp.                                                                                    34,131
          2,400    Kerry Group, Plc.                                                                               32,110
          1,000    Kesko                                                                                           12,697
            800    Keyence Corp.                                                                                  139,209
         19,115    Kidde, Plc.                                                                                     21,772
          3,000    Kikkoman Corp.                                                                                  20,806
          5,000    Kinden Corp.                                                                                    18,455
         64,013    Kingfisher, Plc.                                                                               229,296
         38,120    Kinki Nippon Railway Co.                                                                        82,234
         17,000    Kirin Brewery Co.                                                                              108,157
          1,995    KLM NV                                                                                          19,218
            400    Kobenhavns Lufthavne A/S                                                                        28,820
          2,000    Kokuyo Co.                                                                                      16,634
         22,000    Komatsu, Ltd.                                                                                   71,745
          1,000    Komori Corp.                                                                                    10,171
          2,200    Konami Co.                                                                                      50,796
            900    Kone Corp.                                                                                      27,019
          6,000    Konica Corp.                                                                                    43,532
         15,868    Koninklijke Ahold NV                                                                           201,477
         43,912    Koninklijke KPN  NV                                                                            285,688
          3,148    Koninklijke Numico NV                                                                           39,640
         32,851    Koninklijke Philips Electronics NV                                                             575,681
          1,571    Koninklijke Vendex KBB NV                                                                       17,062
         19,000    Kubota Corp.                                                                                    51,555
          2,130    Kudelski S.A.                                                                                   28,884
             83    Kuoni Reisen Holdings                                                                           15,667
          8,000    Kuraray Co.                                                                                     49,617
          3,000    Kurita Water Industries                                                                         30,210
          4,000    Kvaerner ASA                                                                                     2,136
          4,000    Kyocera Corp.                                                                                  232,915
          3,000    Kyowa Exeo Corp.                                                                                 9,480
          8,000    Kyowa Hakko Kogyo                                                                               33,168
          9,400    Kyushu Electic Power                                                                           137,511
          3,325    Lafarge S.A.                                                                                   250,514
          3,673    Lagardere S.C.A.                                                                               149,198
         12,124    Land Securities Group, Plc.                                                                    153,220
          1,400    Lawson, Inc.                                                                                    33,741
        163,424    Legal & General Group, Plc.                                                                    252,572
          3,986    Leighton Holdings, Ltd.                                                                         22,827
          8,875    Lend Lease Corp.                                                                                48,576

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
              1    Lenzing AG                                                                                          94
         40,000    Li & Fung, Ltd.                                                                                 37,957
          1,850    Linde AG                                                                                        67,945
        140,248    Lloyds TSB Group, Plc.                                                                       1,007,002
        378,100    LM Ericsson Telephone                                                                          264,699
         18,835    Logica, Plc.                                                                                    45,483
            700    Logitech International S.A.                                                                     20,883
            900    Lonza Group AG                                                                                  54,676
          8,442    L'Oreal S.A.                                                                                   642,688
          4,650    Lufthansa AG                                                                                    42,841
          2,800    Luxottica Group                                                                                 36,933
          5,494    LVMH Moet Hennessy Louis Vuitton (b)                                                           225,703
            600    Mabuchi Motor Co.                                                                               55,212
          4,084    Macquarie Bank, Ltd.                                                                            54,273
         38,747    Macquarie Infrastructure Group                                                                  69,819
          3,000    Makita Corp.                                                                                    21,741
          2,850    MAN AG                                                                                          39,327
          7,137    Manitoba Group                                                                                 101,915
         59,853    Marks & Spencer Group, Plc.                                                                    303,526
          6,524    Marks & Spencer Group, Plc.                                                                      7,274
          3,500    Marschollek Lauten AG                                                                           34,523
         22,000    Marubeni Corp.                                                                                  20,207
          6,000    Marui Co.                                                                                       58,751
         55,000    Matsushita Electric Industry Co.                                                               542,260
          8,000    Matsushita Electric Works, Ltd.                                                                 49,482
         13,136    Mayne Nickless, Ltd.                                                                            24,114
            300    Mayr-Melnhof Karton AG                                                                          22,194
         15,660    Mediaset SpA                                                                                   119,301
         11,150    Mediobanca SpA                                                                                  91,730
          5,200    Mediolanum                                                                                      26,792
          3,000    Meiji Milk Product                                                                               9,455
          5,000    Meiji Seika Kaisha                                                                              14,705
          1,200    Meitec Corp.                                                                                    29,325
            950    Merck KGAA                                                                                      25,321
          1,300    Merkantildata ASA (b)                                                                              976
          1,400    Metra Oyj  AB (Class B)                                                                         17,658
          3,697    Metro AG                                                                                        88,257
          1,512    Metrovacesa S.A.                                                                                32,049
          4,432    Metso Oyj                                                                                       47,902
          2,825    Michelin (Class B)                                                                              97,410
             35    Millea Holdings, Inc.                                                                          251,875
         56,686    MIM Holdings, Ltd.                                                                              48,199
          8,000    Minebea Co.                                                                                     27,842
         14,609    Mirvac Group                                                                                    34,057
         11,249    Misys, Plc.                                                                                     31,873
         41,157    Mitsubishi Chemical Foam Plastic Corp.                                                          82,196
         26,000    Mitsubishi Corp.                                                                               158,844
         40,000    Mitsubishi Electric Corp.                                                                       92,357
         22,000    Mitsubishi Estate Co., Ltd.                                                                    167,591
          7,000    Mitsubishi Gas & Chemical                                                                        9,733
         74,000    Mitsubishi Heavy Industries, Ltd.                                                              180,837

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
          2,000    Mitsubishi Logistc                                                                               9,758
         20,000    Mitsubishi Material                                                                             21,909
          9,000    Mitsubishi Rayon                                                                                20,553
             85    Mitsubishi Tokyo Financial Group, Inc.                                                         461,995
         30,000    Mitsui & Co.                                                                                   140,052
         11,000    Mitsui Chemicals I                                                                              49,035
         10,000    Mitsui Engineering & Shipbuilding (b)                                                            7,247
         17,000    Mitsui Fudosan Co.                                                                             110,306
         28,000    Mitsui Marine & Fire Insurance                                                                 128,828
         12,000    Mitsui Mining Co.                                                                               27,707
         19,000    Mitsui Osk Lines                                                                                39,387
         24,000    Mitsui Trust Holdings                                                                           39,033
          8,000    Mitsukoshi, Ltd. (b)                                                                            16,651
          2,000    Mitsumi Electric                                                                                18,219
            130    Mizuho Holdings, Inc.                                                                          121,597
          3,200    Modern Time Group                                                                               25,891
         16,000    Monte Paschi Siena                                                                              37,692
          2,000    Mori Seiki, Co.                                                                                 10,179
         30,000    MTR Corp., Ltd.                                                                                 31,737
          2,610    Muenchener Ruckverssicherungs AG                                                               312,222
          5,800    Murata Manufactoring Co.                                                                       227,269
          1,100    Namco                                                                                           18,428
         39,421    National Australia Bank                                                                        704,784
          4,100    National Bank of Greece                                                                         57,995
         77,573    National Grid Group, Plc.                                                                      570,098
         24,120    National Power, Plc.                                                                            37,181
         33,000    NEC Corp.                                                                                      123,468
         15,000    Neptune Orient Lines (b)                                                                         7,956
          9,809    Nestle S.A.                                                                                  2,078,576
         31,000    New World Development Co.                                                                       15,403
          5,854    Newcrest Mining, Ltd. (b)                                                                       23,734
         36,997    News Corp., Ltd.                                                                               239,162
         48,093    News Corp., Ltd. (PFD)                                                                         258,625
          6,741    Next, Plc.                                                                                      79,927
          7,000    NGK Insulators                                                                                  38,224
          4,000    NGK Spark Plug Co.                                                                              25,887
          2,091    NH Hoteles S.A.                                                                                 17,970
          6,000    Nichirei Corp.                                                                                  16,837
            800    NIDEC Corp.                                                                                     49,886
         28,000    Nikko Securities, Ltd.                                                                          94,380
          6,000    Nikon Corp.                                                                                     45,100
          2,400    Nintendo Co.                                                                                   224,286
          2,000    Nippon COMSYS Corp.                                                                              6,775
         16,000    Nippon Express Co.                                                                              62,695
          3,000    Nippon Meat Packers                                                                             29,957
         11,500    Nippon Mining Holdings, Inc.                                                                    15,408
         35,000    Nippon Mitsubishi Oil Corp.                                                                    158,676
          6,000    Nippon Sheet Glass Co., Ltd.                                                                    10,769
          2,000    Nippon Shokubai Co.                                                                              8,410
        127,000    Nippon Steel Corp.                                                                             148,757
            129    Nippon Telephone & Telegraph Corp.                                                             468,518

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
             19    Nippon Unipac Holdings                                                                          82,456
         19,000    Nippon Yusen Kabushiki Kaisha                                                                   64,043
         57,400    Nissan Motor Co., Ltd.                                                                         447,901
          5,000    Nisshin Seifun Group, Inc.                                                                      33,286
          2,000    Nissin Food Products                                                                            44,662
          3,400    Nitto Denko Corp.                                                                               96,840
            500    NKT Holding                                                                                      5,227
            400    Nobel Biocare Holding AG                                                                        25,524
        118,050    Nokia AB Oyj                                                                                 1,876,704
         44,000    Nomura Securities Co., Ltd.                                                                    494,615
         56,462    Nordea AB                                                                                      248,831
          2,000    Noritake Co.                                                                                     5,696
          4,100    Norsk Hydro ASA                                                                                183,761
          1,800    Norske Skogsindust                                                                              25,463
         68,587    Novartis AG                                                                                  2,502,514
          6,775    Novo Nordisk A/S                                                                               195,736
          1,715    Novozymes A/S (Series B)                                                                        35,858
         28,798    Nrma Insurance Group                                                                            44,432
         10,000    NSK, Ltd.                                                                                       25,786
         10,000    NTN Corp.                                                                                       34,550
             27    NTT Data Corp.                                                                                  74,627
            425    NTT DoCoMo, Inc.                                                                               784,318
         16,560    Nycomed Amersham, Plc.                                                                         148,229
         12,000    Obayashi Corp.                                                                                  26,696
            100    OBIC Co., Ltd.                                                                                  17,401
          1,706    Oce NV                                                                                          18,797
            308    Oesterreichischt Elektrizitaetswirtschafts-AG                                                   26,224
         16,000    Oji Paper Co.                                                                                   68,762
         10,000    Oki Electric Industry Co., Ltd.                                                                 16,179
          5,000    Okumura Corp                                                                                    16,137
          5,000    Olympus Optical Co.                                                                             81,486
          3,900    OM AB                                                                                           18,620
            525    Omega Pharma S.A.                                                                               15,051
          6,000    Omron Corp.                                                                                     88,481
            448    OMV Handels AG                                                                                  43,992
         47,885    OneSteel, Ltd.                                                                                  48,535
          4,000    Onward Kashiyama                                                                                31,347
            700    Oracle Corp. Japan                                                                              16,959
          7,330    Orica, Ltd.                                                                                     43,339
          1,400    Oriental Land Co., Ltd.                                                                         84,824
         15,451    Origin Energy, Ltd.                                                                             32,279
          1,700    Orix Corp.                                                                                     109,589
          4,000    Orkla ASA                                                                                       68,132
         50,000    Osaka Gas Co.                                                                                  123,451
          2,200    Outokumpu Oyj                                                                                   19,161
          3,000    Overseas Union Enterprise                                                                       10,118
         23,440    Overseas-Chinese Banking Corp.                                                                 130,409
         18,130    P&O Princess Cruise, Plc.                                                                      125,798
         12,613    P&O, Plc.                                                                                       33,403
        221,704    Pacific Century Insurance Holdings, Ltd.                                                        34,969
          3,400    Panafon Hellenic Telecom S.A.                                                                   19,409

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
          9,974    Paperlinx, Ltd. (b)                                                                             28,587
          8,000    Parkway Holdings                                                                                 3,482
          8,788    Parmalat Finanz                                                                                 20,933
          3,373    Patrick Corp., Ltd.                                                                             24,881
         20,336    Pearson, Plc.                                                                                  188,085
          1,378    Pechiney International NV                                                                       48,354
            961    Pernod Ricard NPV                                                                               93,077
          4,119    Peugoet S.A.                                                                                   167,962
          2,790    Phonak Holding AG                                                                               26,231
         22,000    Pilkington, Plc.                                                                                20,542
          1,691    Pinault-Printemps-Redoute S.A.                                                                 124,388
          3,000    Pioneer Electonic Corp.                                                                         56,248
         29,000    Pirelli SpA                                                                                     26,779
          1,900    Pohjola Yhtyma Oyj                                                                              29,647
            186    Porsche AG (PFD)                                                                                77,290
         23,558    Portugal Telecom S.A.                                                                          161,919
          2,650    Preussag AG                                                                                     44,937
         27,866    Principal Office Fund                                                                           23,537
          2,200    Promise Co.                                                                                     78,419
          2,565    Promotora de Informaciones S.A.                                                                 16,715
          3,000    ProSieben Media AG (PFD)                                                                        20,462
          5,425    Provident Financial, Plc.                                                                       51,878
         52,743    Prudential, Plc.                                                                               372,759
          3,052    PT Multimedia-Servicios de Telecomunicacoes e Multimedia, SGPS, S.A.                            32,090
          1,600    Public Power Corp                                                                               22,128
          2,232    Publicis S.A.                                                                                   47,311
             50    Publigroupe S.A.                                                                                 7,955
          4,079    Publishing & Broadcasting, Ltd.                                                                 19,868
          3,000    Q.P. Corp.                                                                                      23,763
         13,224    QBE Insurance Group, Ltd.                                                                       60,688
          2,600    Qiagen NV                                                                                       13,232
         12,420    Rank Group, Plc.                                                                                53,287
          8,680    RAS SpA                                                                                        105,656
          1,600    Rautaruukki Oyj                                                                                  5,776
         13,760    Reckitt Benckiser, Plc.                                                                        266,934
         16,262    Reed Elsevier NV                                                                               198,800
         32,247    Reed Elsevier, Plc.                                                                            276,184
          3,704    Renault S.A.                                                                                   174,049
         45,500    Rentokil Group, Plc.                                                                           161,151
         24,098    Repsol S.A.                                                                                    318,617
         75,000    Resona Holdings, Inc.                                                                           41,080
         37,491    Reuters Group, Plc.                                                                            107,133
          9,625    Rexam, Plc.                                                                                     65,700
         13,338    Richemont Cie Finance AG                                                                       248,876
         16,000    Ricoh Co., Ltd.                                                                                262,510
          8,256    Rio Tinto, Ltd.                                                                                157,832
         27,119    Rio Tinto, Ltd.                                                                                541,370
          4,736    RMC Group, Plc.                                                                                 27,982
         17,606    Roche Holdings AG                                                                            1,226,835
          1,224    Roche Holdings AG Genusschein                                                                  154,915
          2,700    Rohm Co.                                                                                       343,786

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
         29,858    Rolls Royce                                                                                     51,433
         32,177    Royal & Sun Alliance Insurance Group, Plc.                                                      62,551
         68,703    Royal Bank Scotland Group, Plc.                                                              1,645,801
         52,954    Royal Dutch Petroleum Co.                                                                    2,331,030
          9,210    RWE AG                                                                                         238,711
            500    RWE AG (PFD)                                                                                    10,887
         11,200    Ryanair Holdings, Plc.                                                                          78,155
            175    S.A. D'Ieteren NV                                                                               23,689
         18,879    SABMiller Plc.                                                                                 134,186
         31,703    Safeway, Plc.                                                                                  108,840
         36,955    Sage Group, Ltd.                                                                                79,126
            472    Sagem S.A.                                                                                      31,946
          6,200    Sampo                                                                                           47,168
          4,000    Sanden Corp.                                                                                    13,078
          5,450    Sandvik AB                                                                                     121,655
          8,900    Sankyo Co.                                                                                     111,671
         10,068    Sanofi-Synthelabo S.A.                                                                         615,398
          1,000    Sanrio Co.                                                                                       4,972
         13,537    Santos, Ltd.                                                                                    45,888
         36,000    Sanyo Electric Co.                                                                              93,739
         22,508    Sao Paolo Imi SpA                                                                              146,435
          5,279    SAP AG                                                                                         418,342
          1,900    Sapa AB                                                                                         34,889
          4,000    SAS AB                                                                                          22,678
          4,712    Schering AG                                                                                    204,950
          2,400    Schibsted ASA                                                                                   24,943
            160    Schindler Holding AG (PFD)                                                                      31,185
          5,253    Schneider Electric S.A.                                                                        248,545
          2,558    Schroders, Plc.                                                                                 21,044
         18,166    Scot & Newcastle                                                                               135,553
         21,593    Scottish & Southern Energy, Plc.                                                               236,385
         49,018    Scottish Power, Plc.                                                                           286,064
        103,600    Seat Pagine Gialle                                                                              70,554
          5,500    Secom Co.                                                                                      188,632
         12,209    Securicor, Plc.                                                                                 16,658
          6,900    Securitas AB                                                                                    82,357
          2,000    Sega Corp. (b)                                                                                  19,719
          2,000    Seino Transport                                                                                 11,713
         10,000    Sekisui Chemical                                                                                25,870
         14,000    Sekisui House, Ltd.                                                                             99,098
         24,000    SembCorp Industries, Ltd.                                                                       10,862
         27,000    SembCorp Logistics, Ltd.                                                                        24,439
         35,000    SembCorp Marine, Ltd.                                                                           18,262
          8,936    Serco Group, Plc.                                                                               22,029
            165    Serono S.A.                                                                                     88,425
          9,000    Seven Eleven Japan Co.                                                                         274,543
          7,074    Severn Trent, Plc.                                                                              79,036
            100    SGS Holding                                                                                     30,086
         38,000    Shangri-La Asia, Ltd.                                                                           25,095
         23,000    Sharp Corp.                                                                                    218,429
        241,638    Shell Transportation & Trading Co.                                                           1,591,062

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
          1,000    Shimachu Co.                                                                                    20,224
            500    Shimamura Co.                                                                                   31,853
          1,500    Shimano, Inc.                                                                                   22,752
         12,000    Shimizu Corp.                                                                                   30,033
          9,500    Shin-Etsu Chemical Co.                                                                         311,410
          7,000    Shionogi & Co.                                                                                  98,980
          7,000    Shiseido Co.                                                                                    91,017
         15,000    Shizuoka Bank                                                                                   96,697
         19,000    Showa Denko K.K.                                                                                24,176
          3,000    Showa Shell Sekiyu                                                                              20,831
         19,990    Siemens AG                                                                                     849,542
         35,128    Signet Group, Plc.                                                                              38,456
         12,000    Singapore Airlines, Ltd.                                                                        70,568
          8,000    Singapore Press Holdings, Ltd.                                                                  83,943
         27,000    Singapore Technologies Engineering                                                              25,684
        153,000    Singapore Telecommunications, Ltd.                                                             109,379
         60,000    Sino Land Co.                                                                                   19,235
         22,000    Skandia Forsaekrings, Ltd.                                                                      58,577
         12,700    Skandinavska Enskilda Banken AB                                                                105,671
          8,000    Skanska AB                                                                                      46,825
            800    SKF AB                                                                                          20,704
          1,700    SKF AB (Series B)                                                                               44,093
          2,000    Skylark Co.                                                                                     26,527
          9,136    Slough Estates, Plc.                                                                            49,860
          1,300    SMC Corp.                                                                                      122,036
          1,400    Smedvig ASA                                                                                      6,669
         21,905    Smith & Nephew, Plc.                                                                           134,183
         14,558    Smiths Industries, Plc.                                                                        163,004
         16,100    Snam Rete Gas SpA                                                                               54,907
          4,000    Snow Brand Milk Products                                                                         5,798
          1,420    Soc Air France                                                                                  13,768
          2,437    Sociedad General de Aguas de Barcelona, S.A.                                                    24,550
            953    Societe BIC S.A.                                                                                32,851
          7,510    Society General de France S.A.                                                                 437,371
          2,005    Sodexho Alliance                                                                                46,287
          4,500    Softbank Corp.                                                                                  51,381
          3,068    Sol Melia S.A.                                                                                  12,137
            868    Solvay S.A.                                                                                     59,841
         68,785    Sonae SGPS S.A.                                                                                 28,872
          5,708    Sonic Healthcare, Ltd.                                                                          21,021
         29,837    Sons of Gwalia, Ltd.                                                                            43,515
         21,800    Sony Corp.                                                                                     911,165
         24,000    South China Morning Post                                                                        10,002
         14,124    Southcorp, Ltd.                                                                                 36,585
          3,300    SSAB Svenskt Stal AB                                                                            39,009
          9,102    SSL International, Plc.                                                                         37,549
         36,000    ST Assembly Test Services, Ltd.                                                                 23,868
         14,242    ST Microelectronics                                                                            279,167
        149,530    Stagecoach Holdings, Plc.                                                                       71,015
          3,000    Stanley Electric                                                                                33,496
          8,700    Statoil ASA                                                                                     73,465

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
         19,275    Stockland Trust Group                                                                           52,315
         17,200    Stora Enso Oyj                                                                                 181,389
          9,500    Storebrand ASA                                                                                  35,654
         20,506    Suez S.A.                                                                                      355,905
            250    Sulzer AG                                                                                       33,992
            190    Sulzer Medica AG                                                                                33,117
          3,000    Sumitomo Bakelite Co., Ltd.                                                                     12,387
         29,000    Sumitomo Chemical, Ltd.                                                                        114,611
         19,000    Sumitomo Corp.                                                                                  81,655
         15,000    Sumitomo Electric Industries, Ltd.                                                              97,202
          2,000    Sumitomo Forestry                                                                               11,056
         17,000    Sumitomo Heavy Industry                                                                          9,455
         47,000    Sumitomo Metal Industries (b)                                                                   17,030
          8,000    Sumitomo Metal Mining                                                                           33,370
             85    Sumitomo Mitsui Financial Group, Inc.                                                          265,737
          4,000    Sumitomo Osaka Cement                                                                            5,258
          7,000    Sumitomo Realty & Development Co.                                                               28,491
         20,000    Sumitomo Trust & Banking Co., Ltd.                                                              81,066
         33,000    Sun Hung Kai Properties, Ltd.                                                                  195,079
         10,809    Suncorp-Metway, Ltd.                                                                            67,865
          1,000    Suzuken Co Ltd                                                                                  24,100
          4,500    Svenska Cellulosa AB                                                                           151,836
         14,300    Svenska Handelsbanken                                                                          190,374
          1,000    Svenska Handelsbanken (Series B)                                                                12,739
          1,160    Swatch Group AG                                                                                 19,631
            710    Swatch Group AG (Class B)                                                                       59,051
          8,200    Swedish Match                                                                                   64,464
         25,500    Swire Pacific, Ltd.                                                                             97,607
          7,401    Swiss Reinsurance                                                                              485,480
            720    Swisscom AG                                                                                    208,550
          2,902    Syngenta AG                                                                                    166,588
             90    Synthes-Stratec, Inc.                                                                           55,197
          7,705    Tab Corp. Holdings, Ltd.                                                                        46,207
         12,724    TAB, Ltd.                                                                                       21,710
         16,000    Taiheiyo Cement                                                                                 20,224
         18,000    Taisei Corp                                                                                     28,668
          5,000    Taisho Pharmaceutical Co.                                                                       73,524
          2,000    Taiyo Yuden Co.                                                                                 21,202
          4,000    Takara Shuzo Co.                                                                                17,426
          5,000    Takashimaya Co.                                                                                 19,592
         20,000    Takeda Chemical Industries, Ltd.                                                               835,932
          1,920    Takefuji Corp.                                                                                 110,828
          1,000    Takuma Co.                                                                                       5,393
          2,500    Tandberg ASA                                                                                    14,435
         11,555    Tate & Lyle, Plc.                                                                               58,597
         13,178    Taylor Woodrow, Plc.                                                                            35,960
          2,900    TDK Corp.                                                                                      116,811
            412    Technip-Coflexip S.A.                                                                           29,485
         14,000    Teijin                                                                                          33,505
          5,000    Teikoku Oil Co.                                                                                 19,971
          3,638    Tele Danmark A/S                                                                                88,401

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
          2,000    Tele2 AB (b)                                                                                    52,907
         37,279    Telecom Corp. of New Zealand                                                                    88,330
         95,407    Telecom Italia Mobile SpA                                                                      435,498
         59,382    Telecom Italia SpA - RNC                                                                       450,516
         51,479    Telecom Italia SpA                                                                             259,832
          6,990    Telefonica Publicidad e Informacion S.A.                                                        22,225
            392    Telefonica S.A. (ADR)                                                                           10,415
        115,985    Telefonica S.A. (b)                                                                          1,038,169
          2,600    Telekom Austria AG                                                                              26,328
         10,700    Telenor ASA                                                                                     40,929
          3,300    Telepizza                                                                                        2,597
          4,000    Television Broadcasts                                                                           12,618
          3,552    Television Francaise S.A.                                                                       94,896
         48,364    TeliaSonera AB (b)                                                                             182,059
         55,452    Telstra Corp.                                                                                  137,702
          8,309    Terra Networks, S.A.                                                                            34,963
          3,700    Terumo Corp                                                                                     51,196
        176,384    Tesco, Plc.                                                                                    550,883
          7,000    The 77 Bank, Ltd.                                                                               28,668
          6,000    The Seiyu, Ltd. (b)                                                                             17,544
          5,000    The Suruga Bank, Ltd.                                                                           19,676
          2,000    THK Co., Ltd.                                                                                   22,027
          1,625    Thompson CSF                                                                                    43,022
          3,176    Thomson S.A.                                                                                    54,190
          8,800    Thyssen Krupp AG                                                                                98,344
         11,100    TI Automotive, Ltd.                                                                                  0
          1,400    Tietoenator Oyj                                                                                 19,098
          8,100    Tiscali SpA                                                                                     36,379
            600    Titan Cement Co.                                                                                23,018
          8,725    TNT Post Group NV                                                                              141,452
         17,000    Tobu Railway Co.                                                                                45,125
          3,000    Toho Co.                                                                                        28,794
         11,300    Tohoku Electric Power, Ltd.                                                                    166,353
          1,000    Tokyo Broadcasting System                                                                       12,573
         28,400    Tokyo Electric Power, Ltd.                                                                     539,665
          3,700    Tokyo Electron, Ltd.                                                                           167,430
         66,000    Tokyo Gas Co.                                                                                  206,893
         21,000    Tokyu Corp.                                                                                     73,970
          3,600    Tomra Systems ASA                                                                               23,436
          7,000    Tonen Gen Sekiyu                                                                                46,010
          1,000    Topdanmark A/S                                                                                  28,962
         15,000    Toppan Printing Co.                                                                            112,876
         28,000    Toray Industries, Inc.                                                                          59,459
         70,000    Toshiba Corp.                                                                                  219,432
          7,000    Tosoh Corp.                                                                                     16,870
          5,000    Tostem Corp.                                                                                    75,841
            450    Total Fina S.A.                                                                                      5
         15,916    Total Fina S.A.                                                                              2,273,051
          8,000    Toto, Ltd.                                                                                      29,595
          4,000    Toyo Seikan Kaisha                                                                              47,695
          2,000    Toyoda Gosei Co., Ltd.                                                                          37,583

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
          2,900    Toyota Industries                                                                               43,621
         58,400    Toyota Motor Corp.                                                                           1,569,866
            600    Trans Cosmos, Inc.                                                                               6,133
          8,180    Transurban Group                                                                                18,517
          2,700    Trelleborg AB (Class B)                                                                         21,846
          2,000    Trend Micro, Inc.                                                                               34,213
         15,000    UBE Industries                                                                                  15,042
         31,181    UBS AG                                                                                       1,515,420
          2,054    UCB S.A.                                                                                        64,660
             67    UFJ Holdings, Inc.                                                                              67,750
            533    Umicore                                                                                         23,004
            560    Unaxis Holding AG                                                                               37,463
            870    Unibail S.A.                                                                                    61,896
          1,100    Uni-Charm Corp.                                                                                 43,659
         86,751    UniCredito Italiano SpA                                                                        346,830
         14,217    Unilever NV                                                                                    873,478
         70,182    Unilever NV                                                                                    667,747
          5,599    Union Electric Fenosa                                                                           73,735
          6,893    United Business Media                                                                           32,181
         29,392    United Overseas Bank, Ltd.                                                                     199,955
         11,000    United Overseas Land, Ltd.                                                                      10,210
         13,143    United Utilities, Plc.                                                                         132,032
          2,000    UNY Co.                                                                                         19,567
          6,400    UPM-Kymmene Oyj                                                                                205,503
            500    Uponor Oyj                                                                                      10,221
          2,000    Ushio, Inc.                                                                                     21,909
            100    VA Technologie AG                                                                                1,626
          1,634    Valeo S.A.                                                                                      51,267
          3,421    Vallehermoso S.A.                                                                               35,539
             80    Valora Holdings AG                                                                              15,332
          2,629    Vedior NV                                                                                       15,007
          6,000    Venture Manufactoring, Ltd.                                                                     48,082
          2,000    Vestas Wind Systems A/S                                                                         19,920
          1,599    Vinci S.A.                                                                                      90,103
          7,800    Viohalco, Hellenic Copper and Aluminium Industries, S.A.                                        31,102
         23,698    Vivendi Universal S.A.                                                                         382,708
          5,132    VNU NV                                                                                         133,823
      1,696,135    Vodafone Group, Plc.                                                                         3,092,412
          5,886    Volkswagen AG                                                                                  214,569
          2,487    Volkswagen AG (PFD)                                                                             65,243
          2,300    Volvo AB                                                                                        35,899
          6,100    Volvo AB (Series B)                                                                             99,410
          3,000    Wacoal Corp                                                                                     23,131
          8,500    Warehouse Group                                                                                 32,544
         15,366    WCM Beteil & Grundbe                                                                            40,311
            500    Wella AG (PFD)                                                                                  29,906
          8,800    Wesfarmers, Ltd.                                                                               131,810
             21    West Japan Railway                                                                              74,501
          8,692    Westfield Holdings                                                                              65,830
         40,578    Westfield Trust                                                                                 79,287
         45,805    Westpac Banking Corp.                                                                          354,650

---------------------------------------------------------------------------------------------------------------------------
                   Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined (unaudited) (d)
                                                     December 31, 2002

 Shares            Asset Name                                                                              Market Value
---------------------------------------------------------------------------------------------------------------------------
         29,000    Wharf Holdings, Ltd.                                                                            54,851
          6,201    Whitbread, Plc.                                                                                 54,008
          1,100    William Demant Holding A/S                                                                      23,699
         29,222    WMC Resources, Ltd.                                                                             69,439
         29,222    WMC, Ltd.                                                                                       80,629
          3,000    WM-Data AB                                                                                       2,617
         15,243    Wolseley, Plc.                                                                                 127,974
          6,982    Wolters Kluwer NV                                                                              121,620
          9,602    Woodside Petroleum                                                                              66,937
         27,431    Woolworths, Ltd.                                                                               176,088
            700    World Co.                                                                                       13,449
         28,982    WPP Group, Plc.                                                                                221,392
          3,000    Yakult Honsha Co.                                                                               34,179
          1,200    Yamada Denki Co.                                                                                25,331
          4,000    Yamaha Corp.                                                                                    36,976
          3,000    Yamaha Motor Co., Ltd.                                                                          24,775
          8,700    Yamanouchi Pharmaceutical Co., Ltd.                                                            252,195
         10,000    Yamato Transport Co.                                                                           130,614
          6,000    Yamazaki Baking Co.                                                                             33,623
         16,000    Yasuda Fire & Marine Insurance Co.                                                              93,436
          4,000    Yokogawa Electric                                                                               24,842
          2,261    Zeltia S.A.                                                                                     12,859
            700    Zodiac                                                                                          14,243
          3,513    Zurich Financial Services AG                                                                   327,749


                   Total Common and Preferred Stocks
                   (Identified Cost $180,640,935)                                                             137,874,354



 $          285    British Aerospace, 7.45%, 11/29/03                                                                 468

                   Total Bonds & Notes                                                                                468
                   (Identified Cost $183)



 $    4,375,000    Federal Home Loan Bank 1.020%, 01/06/03                                                      4,374,380

                   Total Short Term Investments
                   (Identified Cost $4,374,380)                                                                 4,374,380



                   Total Investments                                                                       $  142,249,202
                   (Identified Cost $185,015,498)


               (b) non-income producing

Metropolitan Series Fund
COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002 (UNAUDITED)

                                                                             General American         Metropolitan Series Fund
                                                                             Capital Company               Morgan Stanley
                                                                            International Index              EAFE Index
                                                                                   Fund                      Portfolio
                                                                            -------------------       ------------------------
Assets
Investments at value *                                                       $        7,228,661       $           135,020,541
Cash                                                                                    289,160                        12,754
Receivable for:
        Fund shares sold                                                                      0                       276,392
        Securities Sold                                                                       0                     2,904,681
        Futures variation margin                                                              0                             0
        Dividends and interest                                                            7,212                       191,656
        Foreign taxes                                                                    28,657                       112,783
        Collateral for securities loaned                                                      0                     7,804,915
Prepaid expense                                                                               0                             0
                                                                            -------------------       -----------------------
            Total assets                                                              7,553,690                   146,323,722
                                                                            -------------------       -----------------------
Liabilities
   Payable for:
        Securities purchased                                                             14,416                     6,543,631
        Fund shares redeemed                                                             59,282                        48,660
        Open forward currency contracts - net                                                 0                             0
        Return of collateral for securities loaned                                            0                     7,804,915
        Foreign taxes                                                                       751                        13,711
Accrued expenses:
        Management fees                                                                   3,166                        19,964
        Administrative fees                                                               1,900
        Service and distribution fees                                                         0                         3,030
        Directors fees                                                                        0                         1,331
        Other expenses                                                                        0                        71,325
                                                                             ------------------       -----------------------
           Total liabilities                                                             79,515                    14,506,567
                                                                             ------------------       -----------------------
Net Assets                                                                   $        7,474,175       $           131,817,155
                                                                             ==================       =======================

-----------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
        Capital paid in                                                      $       10,145,497       $           178,831,656
        Undistributed net investment income                                                   0                     1,626,869
        Accumulated net realized gains (losses)                                        (206,860)                   (8,340,405)
        Unrealized appreciation (depreciation) on investments and futures
          contracts                                                                  (2,464,462)                  (40,300,965)
                                                                             ------------------       -----------------------
           Total                                                             $        7,474,175       $           131,817,155
                                                                             ==================       =======================


Net Assets - Class A                                                         $        7,474,175       $           112,325,353
                                                                             ==================       =======================
Net Assets - Class B                                                                        n/a       $             9,653,534
                                                                             ==================       =======================
Net Assets - Class E                                                         $              n/a                     9,838,268
                                                                             ==================       =======================

Capital shares outstanding - Class A                                                    516,094                    15,463,773
                                                                             ==================       =======================
Capital shares outstanding - Class B                                                        n/a                     1,344,801
                                                                             ==================       =======================
Capital shares outstanding - Class E                                                        n/a                     1,357,553
                                                                             ==================       =======================

Net Asset Value and Offering Price Per Share - Class A                       $            14.48       $                  7.26
                                                                             ==================       =======================
Net Asset Value and Offering Price Per Share - Class B                                      n/a       $                  7.18
                                                                             ==================       =======================
Net Asset Value and Offering Price Per Share - Class E                       $              n/a                          7.25
                                                                             ==================       =======================

-----------------------------------------------------------------------------------------------------------------------------

   *    Identified cost of investments                                       $        9,696,419       $           175,319,079

                                                                                  Adjustments
                                                                                (References are
                                                                                 to Pro Forma                    Pro Forma
                                                                                   Footnotes)                    Combined
                                                                                ---------------           --------------------
Assets
Investments at value *                                                          $             0           $        142,249,202
Cash                                                                                          0                        301,914
Receivable for:
        Fund shares sold                                                                      0                        276,392
        Securities Sold                                                                       0                      2,904,681
        Futures variation margin                                                              0                              0
        Dividends and interest                                                                0                        198,868
        Foreign taxes                                                                         0                        141,440
        Collateral for securities loaned                                                      0                      7,804,915
Prepaid expense                                                                               0                              0
                                                                                ---------------            -------------------
            Total assets                                                                      0                    153,877,412
                                                                                ---------------            -------------------
Liabilities
   Payable for:
        Securities purchased                                                                  0                      6,558,047
        Fund shares redeemed                                                                  0                        107,942
        Open forward currency contracts - net                                                 0                              0
        Return of collateral for securities loaned                                            0                      7,804,915
        Foreign taxes                                                                         0                         14,462
Accrued expenses:
        Management fees                                                                       0                         23,130
        Administrative fees                                                                                              1,900
        Service and distribution fees                                                         0                          3,030
        Directors fees                                                                        0                          1,331
        Other expenses                                                                        0                         71,325
                                                                                ---------------            -------------------
           Total liabilities                                                                  0                     14,586,082
                                                                                ---------------            -------------------
Net Assets                                                                      $             0           $        139,291,330
                                                                                ===============            ===================

------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
        Capital paid in                                                         $             0                    188,977,153
        Undistributed net investment income                                                   0                      1,626,869
        Accumulated net realized gains (losses)                                               0                     (8,547,265)
        Unrealized appreciation (depreciation) on investments and futures
          contracts                                                                           0                    (42,765,427)
                                                                                ---------------           --------------------
           Total                                                                $             0           $        139,291,330
                                                                                ===============           ====================

                                                                                ---------------
Net Assets - Class A                                                            $             0           $        119,799,528
                                                                                ===============           ====================
Net Assets - Class B                                                                          0                      9,653,534
                                                                                ===============           ====================
Net Assets - Class E                                                            $             0           $          9,838,268
                                                                                ===============           ====================

Capital shares outstanding - Class A                                                    513,407 (a)                 16,493,274
                                                                                ===============           ====================
Capital shares outstanding - Class B                                                                                 1,344,801
                                                                                ===============           ====================
Capital shares outstanding - Class E                                                          0 (a)                  1,357,553
                                                                                ===============           ====================

Net Asset Value and Offering Price Per Share - Class A                                       --           $               7.26
                                                                                ===============           ====================
Net Asset Value and Offering Price Per Share - Class B                                                    $               7.18
                                                                                ===============           ====================
Net Asset Value and Offering Price Per Share - Class E                                       --           $               7.25
                                                                                ===============           ====================

------------------------------------------------------------------------------------------------------------------------------

   *    Identified cost of investments                                          $            --                    185,015,498


                        See notes to financial statements

Metropolitan Series Fund
COMBINED PRO FORMA STATEMENT OF OPERATIONS
For the period ended December 31, 2002 (UNAUDITED)

                                                                 General American    Metropolitan Series   Adjustments
                                                                 Capital Company     Fund Morgan Stanley (References are
                                                                 International Index     EAFE Index       to Pro Forma    Pro Forma
                                                                        Fund             Portfolio          Footnotes)    Combined
                                                                 ------------------ -------------------- ------------- -------------
Investment Income
  Dividend Income (1)                                             $      158,467        2,525,174                0        2,683,641
  Interest income (2)                                                      3,142          110,362                0          113,504
                                                                   ---------------  ---------------      -----------   ------------
                                                                         161,609        2,635,536                0        2,797,145
Expenses

  Management fees                                                         39,932          366,564          (15,973)(b)      390,523
  Service and distribution fees                                                0           20,928                0           20,928
  Administrative fee                                                      23,959                0          (23,959)(c)            0
  Directors fees and expenses                                                  0           12,639                0           12,639
  Custodian                                                                    0          490,811              599 (e)      491,410
  Audit and tax services                                                       0           18,325                0           18,325
  Legal                                                                        0            4,214                0            4,214
  Printing                                                                     0           40,422              525 (e)       40,947
  Insurance                                                                    0            1,535                0            1,535
  Miscellaneous expenses                                                       0           26,551                0           26,551
                                                                   ---------------  ---------------      -----------   ------------
      Total Expenses                                                      63,891          981,989          (38,808)       1,007,072
                                                                                                         -----------
  Expense Reductions                                                          --          (64,514)            --            (64,514)
                                                                   ---------------  ---------------      -----------   ------------
  Net investment income                                                   97,718        1,718,061           38,808        1,854,587
                                                                   ---------------  ---------------      -----------   ------------
Realized and Unrealized Gain (Loss) on Investments
  Net realized gain (loss) on investments                               (143,986)      (5,293,509)               0       (5,437,495)
  Net realized gain (loss) on foreign currency transactions               (2,077)         (76,310)               0          (78,387)
  Net realized gain (loss) on futures transactions                             0                0                0                0
                                                                   ---------------  ---------------      -----------   ------------
     Net realized gain (loss) on investments, foreign currency,
      and futures transactions                                          (146,063)      (5,369,819)               0       (5,515,882)

  Net unrealized appreciation (depreciation) on investments           (1,225,749)     (17,757,705)               0      (18,983,454)
  Net unrealized appreciation (depreciation) on foreign currency
   transactions                                                            4,101           (5,211)               0           (1,110)
  Net unrealized appreciation (depreciation) on futures                        0                0                0                0
   transactions                                                    ---------------  ---------------      -----------   ------------
  Net unrealized gain (loss) on investments, foreign currency,
   and futures transactions                                           (1,221,648)     (17,762,916)               0      (18,984,564)
                                                                   ---------------  ---------------      -----------   ------------

  Net gain (loss)                                                     (1,367,711)     (23,132,735)                      (24,500,446)

Net increase (decrease) in Net Assets from Operations             $   (1,269,993)  $  (21,414,674)    $     38,808     $-22,645,859
                                                                   ===============  ===============     ===========    ============
-----------------------------------------------------------------------------------------------------------------------------------
  1    Net of foreign taxes of                                    $       19,549   $      295,791     $          0     $    315,340

  2    Includes income on securities loaned of                                 0           55,585                0     $     55,585

Notes to Pro Forma Combining Financial Statements (Unaudited)
    December 31, 2002

INTRODUCTORY PARAGRAPH

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's International Index Fund ("International Index Fund") in exchange for shares of Metropolitan Series Fund's Morgan Stanley EAFE Index Portfolio ("EAFE Index Portfolio") at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, EAFE Index Portfolio, and the results of operations of EAFE Index Portfolio for pre-combination periods will not be restated. The pro forma combined financial statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan or Reorganization.

The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the International Index Fund and EAFE Index Portfolio, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the International Index Fund and EAFE Index Portfolio, which are incorporated by reference in the Statement of Additional Information.



Note a
Reflects change in shares outstanding due to the issuance of Class A shares of EAFE Index Portfolio in exchange for Class A Shares of International Index Fund based upon the net asset value of the EAFE Index Portfolio Class A shares at December 31, 2002.

Note b
Reflects the EAFE Index Portfolio's investment advisory fee rate of 0.30%.

Note c
Reflects reclassification of certain balances to conform to the EAFE Index Portfolio's expense structure.

Note d
No realignment of the portfolio is expected in connection with the Merger.

Note e
Reflects adjustment for estimated costs arising from the Merger

                         METROPOLITAN SERIES FUND, INC.

                                     PART C

                                OTHER INFORMATION

Item 15.    Indemnification

       The Registrant is required by Article V of its By-Laws to indemnify or advance expenses to directors and officers (or former directors and officers) to the extent permitted or required by the Maryland General Corporation Law ("MGCL") and, in the case of officers (or former officers), only to the extent specifically authorized by resolution of the Board of Directors. Section 2-418 of the MGCL permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director's act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or
(ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. Unless limited by its directors, a Maryland corporation may indemnify and advance expenses to an officer to the same extent it may indemnify a director, and is required to indemnify an officer to the extent required for a director.

       Notwithstanding the foregoing, Article V of the Registrant's By-Laws provides that nothing contained therein shall be construed to protect any director or officer against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

       Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.    Exhibits

(1) (a) Articles of Incorporation of Registrant, as amended May 23, 1983, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (b) Articles Supplementary of Registrant, dated October 22, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (c) Articles Supplementary of Registrant, dated October 25, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (d) Articles Supplementary of Registrant, dated May 16, 1986, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (e) Articles Supplementary of Registrant, dated October 6, 1987, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (f) Articles Supplementary of Registrant, dated January 25,1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (g) Articles Supplementary of Registrant, dated August 3, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (h) Articles Supplementary of Registrant, dated December 17, 1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to the Company's Registration Statement filed on December 18, 1996.

    (i) Articles Supplementary of Registrant, dated September 9, 1998, are incorporated herein by reference to Post-Effective Amendment No. 23 to the Company's Registration Statement filed on January 11, 1999.

    (j) Articles Supplementary of Registrant, dated February 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 26 to the Company's Registration Statement filed on April 6, 2000.

    (k) Articles Supplementary of Registrant, dated November 2, 2000, are incorporated herein by reference to Post-Effective Amendment No. 28 to the Company's Registration Statement filed on November 30, 2000.

    (l) Articles Supplementary of Registrant, dated February 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Company's Registration Statement filed on April 4, 2001.

    (m) Articles of Amendment, dated October 6, 1998, are incorporated herein by reference to Post-Effective Amendment No. 22 to the Company's Registration Statement filed on October 6, 1998.

    (n) Articles of Amendment, dated January 11, 2000, are incorporated herein by reference to Post-Effective Amendment No. 25 to the Company's Registration Statement filed on January 19, 2000.

    (o) Articles of Amendment, dated March 5, 2001, are incorporated herein by reference to Post-Effective A mendment No. 30 to the Company's Registration Statement filed on April 4, 2001.

    (p)     Articles of Amendment, dated April 26, 2002, are filed herewith.

    (q) Articles Supplementary of Registrant, dated April 26, 2002, are filed herewith.

(2) (a) By-Laws of Registrant, as amended January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (b) Amendment to By-Laws, dated April 24, 1997, is incorporated herein by reference to Post-Effective Amendment No. 20 to the Company's Registration Statement filed on April 2, 1998.

(3)         None.

(4) Form of Agreement and Plan of Reorganization (filed as Appendix A to Part A hereof).

(5)         None.

(6) (a)(1)  Investment Management Agreement relating to State Street Research
            Aggressive Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

    (a)(2) Investment Management Agreement relating to State Street Research Diversified Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

    (a)(3) Investment Management Agreement relating to State Street Research Investment Trust Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

    (a)(4) Investment Management Agreement relating to State Street Research Aurora Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

    (a)(5) Investment Management Agreement relating to Putnam International Stock Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

    (a)(6) Investment Management Agreement relating to Putnam Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

    (a)(7) Investment Management Agreement relating to Harris Oakmark Large Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31to this Registration Statement filed on January 29, 2002.

    (a)(8) Investment Management Agreement relating to Janus Mid Cap Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

    (a)(9) Investment Management Agreement relating to Janus Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

    (a)(10) Investment Management Agreement relating to Neuberger Berman Partners Mid Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

    (a)(11) Investment Management Agreement relating to Scudder Global Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

    (a)(12) Investment Management Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

    (a)(13) Investment Management Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

    (a)(14) Investment Management Agreement relating to Lehman Brothers Aggregate Bond Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

    (a)(15) Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

    (a)(16) Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

    (a)(17) Investment Management Agreement relating to Morgan Stanley EAFE Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

    (a)(18) Investment Management Agreement relating to Russell 2000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

    (a)(19) Investment Management Agreement relating to Franklin Templeton Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

    (a)(20) Investment Management Agreement relating to State Street Research Large Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to the Company's Registration Statement filed on April 12, 2002.

    (b)(1) Sub-Investment Management Agreement relating to State Street Research Aggressive Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

    (b)(2) Sub-Investment Management Agreement relating to State Street Research Diversified Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

    (b)(3) Sub-Investment Management Agreement relating to State Street Research Investment Trust Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

     (b)(4) Sub-Investment Management Agreement relating to State Street Research Aurora Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

     (b)(5) Sub-Investment Management Agreement relating to Putnam International Stock Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

     (b)(6) Sub-Investment Management Agreement relating to Putnam Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31to this Registration Statement filed on January 29, 2002.

     (b)(7) Sub-Investment Management Agreement relating to Harris Oakmark Large Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

     (b)(8) Sub-Investment Management Agreement relating to Janus Mid Cap Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to this Registration Statement filed on April 12, 2002.

     (b)(9) Sub-Investment Management Agreement relating to Janus Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to this Registration Statement filed on April 12, 2002.

     (b)(10) Sub-Investment Management Agreement relating to Neuberger Berman Partners Mid Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

     (b)(11) Sub-Investment Management Agreement relating to Scudder Global Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to this Registration Statement filed on April 12, 2002.

     (b)(12) Sub-Investment Management Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

     (b)(13) Sub-Investment Management Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

     (b)(14) Sub-Investment Management Agreement relating to Lehman Brothers Aggregate Bond Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

     (b)(15) Sub-Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

     (b)(16) Sub-Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

     (b)(17) Sub-Investment Management Agreement relating to Morgan Stanley EAFE Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

     (b)(18) Sub-Investment Management Agreement relating to Russell 2000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

     (b)(19) Sub-Investment Management Agreement relating to Franklin Templeton Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

     (b)(20) Sub-Investment Management Agreement relating to State Street Research Large Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to the Company's Registration Statement filed on April 12, 2002.

     (c)(1) Advisory Agreement relating to State Street Research Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(2) Advisory Agreement relating to Salomon Brothers Strategic Bond Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(3) Advisory Agreement relating to Salomon Brothers U.S. Government Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(4) Advisory Agreement relating to State Street Research Bond Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(5) Advisory Agreement relating to Balanced Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(6) Advisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(7) Advisory Agreement relating to Alger Equity Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(8) Advisory Agreement relating to Capital Guardian U.S. Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(9) Advisory Agreement relating to Davis Venture Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(10) Advisory Agreement relating to FI Mid Cap Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(11) Advisory Agreement relating to FI Structured Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(12) Advisory Agreement relating to Harris Oakmark Focused Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(13) Advisory Agreement relating to Jennison Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(14) Advisory Agreement relating to Loomis Sayles Small Cap Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(15) Advisory Agreement relating to MFS Investors Trust Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(16) Advisory Agreement relating to MFS Research Managers Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c)(17) Advisory Agreement relating to Zenith Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (d)(1) Subadvisory Agreement relating to State Street Research Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (d)(2) Subadvisory Agreement relating to Salomon Brothers Strategic Bond Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (d)(3) Subadvisory Agreement relating to Salomon Brothers U.S. Government Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (d)(4) Subadvisory Agreement relating to State Street Research Bond Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (d)(5) Subadvisory Agreement relating to Balanced Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (d)(6) Subadvisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (d)(7) Subadvisory Agreement relating to Alger Equity Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (d)(8) Subadvisory Agreement relating to Capital Guardian U.S. Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (d)(9) Subadvisory Agreement relating to Davis Venture Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (d)(10) Subadvisory Agreement relating to FI Mid Cap Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (d)(11) Subadvisory Agreement relating to FI Structured Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (d)(12) Subadvisory Agreement relating to Harris Oakmark Focused Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (d)(13) Subadvisory Agreement relating to Jennison Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (d)(14) Subadvisory Agreement relating to Loomis Sayles Small Cap Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

   (d)(15) Subadvisory Agreement relating to MFS Investors Trust Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

   (d)(16) Subadvisory Agreement relating to MFS Research Managers Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

   (e) Sub-subadvisory Agreement relating to FI Mid Cap Opportunities Portfolio and FIStructured Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

(7)(a) Distribution Agreement dated May 16, 1983 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

   (b) Addendum dated May 1, 1986 to Distribution Agreement dated May 16, 1983 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

   (c) Second Addendum dated May 16, 1993 to Distribution Agreement dated May 16, 1983 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

   (d) Third Addendum dated December 1, 2000 to Distribution Agreement dated May 16, 1983 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Company's Registration Statement filed on November 30, 2000.

   (e) Fourth Addendum dated February 6, 2001 to Distribution Agreement dated May 16, 1983 is incorporated herein by reference to Post-Effective Amendment No. 30 to the Company's Registration Statement filed on April 4, 2001.

   (f) Distribution Agreement dated May 1, 2003 is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

(8)              None.

(9)(a) Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

    (b) Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

     (c) Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company's Registration Statement filed on April 30, 1996.

     (d) Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company's Registration Statement filed on January 29, 2002.

     (e) Agreement revising list of funds subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

(10) (a) Class B and Class E Distribution Plan dated February 6, 2001 is incorporated herein by reference to Post-Effective Amendment No. 30 to the Company's Registration Statement filed on April 4, 2001.

     (b) Class B and Class E Distribution and Services Plan dated May 1, 2003 is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company's Registration Statement filed on January 17, 2003.

     (c) Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 30 to the Company's Registration Statement filed on April 4, 2001.

(11) Opinion and consent of Ropes & Gray with respect to the legality of the securities being registered.*

(12) Opinion and consent of Ropes & Gray on tax matters and consequences to shareholders (form of tax opinion filed herewith).**

(13)              None.

(14)              Consent of Deloitte & Touche LLP.*

(15)              None.

(16) (a) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 32 to the Company's Registration Statement dated April 12, 2002.

(17) (a)          Form of Voting Instruction Form.*

     (b) Annual Report for the fiscal year ended December 31, 2002 of the Company.*

     (c) Annual Report for the fiscal year ended December 31, 2002 of General American Capital Company (GACC).*

     (d) The following documents, each filed via EDGAR and listed with their filing accession number, are incorporated by reference into the Prospectus/Proxy

          Statement and the Statement of Additional Information for the Series referenced below:

          .    The Prospectus of GACC dated May 1, 2002 - 0001068800-02-000108

          .    As supplemented on May 6, 2002 - 0001068800-02-000114

          . As supplemented with respect to the General American Capital Company Mid-Cap Equity Fund on October 7, 2002 -
               0001068800-02-00279

          .    The Statement of Additional Information of GACC dated May 1, 2002
               - 0001068800-02-000108

          .    As supplemented on May 6, 2002 - 0001068800-02-000114

          . The Statement of Additional Information of the Company dated May 1, 2002 - 0000927016-02-002067

          . Annual Report to Shareholders of the Company dated December 31, 2002 (filed herewith as Exhibit 17(b))

          . Annual Report to Shareholders of GACC dated December 31, 2002 (filed herewith as Exhibit 17(c))

          . The Statement of Additional Information of the Company dated March 24, 2003, relating to the proposed acquisition of the General American Funds by the Met Funds (filed herewith as Part
               B)

Item 17. Undertakings

     (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the Company's Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

------------------------
 * Filed herewith
** To be filed by amendment

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Company's

               Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (c) The Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in the Company's Registration Statement within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

     As required by the Securities Act of 1933 the Company's Registration Statement has been signed on behalf of the Registrant in the city of Boston and the Commonwealth of Massachusetts on the 18th day of February, 2003.

                                                 Metropolitan Series Fund, Inc.


                                                 By: /s/ ANNE GOGGIN
                                                     ---------------
                                                 Anne Goggin
                                                 President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and as of the date indicated.

/s/ ANNE GOGGIN          Chairman of the Board;              February 18, 2003
------------------       Chief Executive Officer;
Anne Goggin              President and Director

/s/ PETER DUFFY          Treasurer; Principal Financial      February 18, 2003
------------------       and Accounting Officer
Peter Duffy

H. JESSE ARNELLE*        Director                            February 18, 2003
------------------
H. Jesse Arnelle

STEVE A. GARBAN*         Director                            February 18, 2003
------------------
Steve A. Garban

DEAN O. MORTON*          Director                            February 18, 2003
------------------
Dean O. Morton

TOBY ROSENBLATT*         Director                            February 18, 2003
------------------
Toby Rosenblatt

MICHAEL S. SCOTT*        Director                            February 18, 2003
------------------
Michael S. Scott

LINDA B. STRUMPF*        Director                            February 18, 2003
------------------
Linda B. Strumpf

                                       *By: /s/ THOMAS M. LENZ
                                            ------------------
                                          Thomas M. Lenz
                                          Attorney-in-Fact
                                          February 18, 2003

                                  EXHIBIT INDEX

Exhibit         Item
-------         ----

(1)(p)          Articles of Amendment dated April 26, 2002

(1)(q)          Articles of Supplementary dated April 26, 2002

(11) Opinion and consent of Ropes & Gray with respect to the legality of the securities being registered.

(12) Form of opinion and consent of Ropes & Gray on tax matters and consequences to shareholders.

(14)            Consent of Deloitte & Touche LLP.

(17)(a)         Form of Voting Instruction Form.

(17)(b) Annual Report for the fiscal year ended December 31, 2002 of the Company.

(17)(c) Annual Report for the fiscal year ended December 31, 2002 of GACC.